UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Cap Equity Fund

Small-Mid Cap Equity Fund

International Equity Fund

Emerging Markets Equity Fund

Core Fixed Income Fund

High Yield Fund

International Fixed Income Fund

Municipal Bond Fund

Inflation-Linked Fixed Income Fund

Ultra-Short Term Fixed Income Fund

Alternative Strategies Fund

FORM N-Q

May 31, 2018

Schedules of Investments

May 31, 2018

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.7%
34,232	Adient PLC	$1,822,512
62,916	Aptiv PLC	6,134,310
7,386	BorgWarner Inc.	360,289
2,934	Delphi Technologies PLC	146,993
9,060	Gentex Corp.	217,712
87,733	Goodyear Tire & Rubber Co. (The)	2,143,317
2,371	Lear Corp.	469,458
17,075	Tenneco Inc.	754,374
1,026	Visteon Corp.*	128,209

	Total Auto Components	12,177,174

Automobiles - 0.3%
134,599	Ford Motor Co.	1,554,618
43,998	General Motors Co.	1,878,715
5,867	Harley-Davidson Inc.	241,016
4,593	Tesla Inc.*(a)	1,307,765
1,722	Thor Industries Inc.	159,457

	Total Automobiles	5,141,571

Distributors - 0.1%
5,031	Genuine Parts Co.	456,765
10,734	LKQ Corp.*	341,019
1,276	Pool Corp.	182,366

	Total Distributors	980,150

Diversified Consumer Services - 0.3%
1,788	Bright Horizons Family Solutions Inc.*	180,946
148	Graham Holdings Co., Class B Shares	85,966
7,122	H&R Block Inc.	195,499
33,831	New Oriental Education & Technology Group Inc., ADR	3,365,169
6,267	Service Corp. International	229,936
4,498	ServiceMaster Global Holdings Inc.*	257,016

	Total Diversified Consumer Services	4,314,532

Hotels, Restaurants & Leisure - 1.3%
8,509	Aramark	330,319
14,064	Carnival Corp.	875,906
5,876	Chipotle Mexican Grill Inc., Class A Shares*	2,527,738
1,151	Choice Hotels International Inc.	92,483
4,298	Darden Restaurants Inc.	375,688
1,517	Domino’s Pizza Inc.	381,495
2,954	Dunkin’ Brands Group Inc.	189,145
6,599	Extended Stay America Inc.	138,909
2,598	Hilton Grand Vacations Inc.*	103,296
9,399	Hilton Worldwide Holdings Inc.	758,593
1,591	Hyatt Hotels Corp., Class A Shares	130,032
3,830	International Game Technology PLC(a)	96,286
12,467	Las Vegas Sands Corp.	1,004,965
10,500	Marriott International Inc., Class A Shares	1,421,280

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.4% - (continued)
Hotels, Restaurants & Leisure - 1.3% - (continued)
27,293	McDonald’s Corp.	$4,367,153
17,236	MGM Resorts International	542,072
6,918	Norwegian Cruise Line Holdings Ltd.*	362,088
5,926	Royal Caribbean Cruises Ltd.	622,112
2,120	Six Flags Entertainment Corp.(a)	136,782
46,559	Starbucks Corp.	2,638,499
1,389	Vail Resorts Inc.	334,457
6,682	Wendy’s Co. (The)	107,647
3,463	Wyndham Worldwide Corp.	375,528
2,757	Wynn Resorts Ltd.	540,400
84,854	Yum China Holdings Inc.	3,334,762
11,653	Yum! Brands Inc.	947,739

	Total Hotels, Restaurants & Leisure	22,735,374

Household Durables - 0.4%
11,782	DR Horton Inc.	497,318
4,234	Garmin Ltd.	254,421
4,493	Leggett & Platt Inc.	185,561
8,843	Lennar Corp., Class A Shares	457,537
600	Lennar Corp., Class B Shares	24,828
2,136	Mohawk Industries Inc.*	435,829
17,087	Newell Brands Inc.	402,911
114	NVR Inc.*	340,922
7,585	PulteGroup Inc.	229,446
1,676	Tempur Sealy International Inc.*	77,314
4,963	Toll Brothers Inc.	195,989
1,582	Tupperware Brands Corp.	66,697
23,157	Whirlpool Corp.	3,351,976

	Total Household Durables	6,520,749

Internet & Direct Marketing Retail - 3.6%
24,424	Amazon.com Inc.*	39,801,839
4,189	Booking Holdings Inc.*	8,834,266
64,448	Ctrip.com International Ltd., ADR*	2,905,960
4,296	Expedia Group Inc.	519,945
1,701	Liberty Expedia Holdings Inc., Class A Shares*	73,840
14,015	Netflix Inc.*	4,927,674
159,692	Qurate Retail Inc., Class A Shares*	3,246,538
3,590	TripAdvisor Inc.*	187,183
1,367	Wayfair Inc., Class A Shares*	126,243

	Total Internet & Direct Marketing Retail	60,623,488

Leisure Products - 0.0%
2,872	Brunswick Corp.	182,659
3,991	Hasbro Inc.	346,219
11,549	Mattel Inc.	179,241
2,003	Polaris Industries Inc.(a)	224,136

	Total Leisure Products	932,255

Media - 1.6%
1,691	AMC Networks Inc., Class A Shares*	96,674
162	Cable One Inc.	105,177
11,754	CBS Corp., Class B Shares	592,049
5,978	Charter Communications Inc., Class A Shares*	1,560,497

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.4% - (continued)
Media - 1.6% - (continued)
4,000	Cinemark Holdings Inc.	$135,080
254,218	Comcast Corp., Class A Shares	7,926,517
4,906	Discovery Inc., Class A Shares*	103,468
10,789	Discovery Inc., Class C Shares*	213,299
7,619	DISH Network Corp., Class A Shares*	225,141
3,326	GCI Liberty Inc., Class A Shares*	139,027
13,546	Interpublic Group of Cos., Inc. (The)	306,140
1,383	John Wiley & Sons Inc., Class A Shares	93,767
1,064	Liberty Broadband Corp., Class A Shares*	72,661
3,484	Liberty Broadband Corp., Class C Shares*	239,943
896	Liberty Media Corp-Liberty Formula One, Class A Shares*	27,122
6,225	Liberty Media Corp-Liberty Formula One, Class C Shares*	196,585
2,894	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	133,848
5,996	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	276,955
1,912	Lions Gate Entertainment Corp., Class A Shares	44,301
3,836	Lions Gate Entertainment Corp., Class B Shares	83,740
4,409	Live Nation Entertainment Inc.*	187,956
635	Madison Square Garden Co. (The), Class A Shares*	166,395
12,914	News Corp., Class A Shares	194,097
4,110	News Corp., Class B Shares	63,499
7,979	Omnicom Group Inc.	575,126
50,070	Sirius XM Holdings Inc.(a)	355,497
7,122	TEGNA Inc.	73,855
26,461	Time Warner Inc.	2,491,568
2,537	Tribune Media Co., Class A Shares	91,028
36,019	Twenty-First Century Fox Inc., ADR, Class A Shares	1,388,532
14,359	Twenty-First Century Fox Inc., Class B Shares	548,083
12,396	Viacom Inc., Class B Shares	335,932
81,757	Walt Disney Co. (The)	8,132,369

	Total Media	27,175,928

Multiline Retail - 0.6%
9,011	Dollar General Corp.	788,282
78,852	Dollar Tree Inc.*	6,512,387
5,761	Kohl’s Corp.	384,547
10,671	Macy’s Inc.	372,524
3,997	Nordstrom Inc.	195,973
18,429	Target Corp.	1,343,290

	Total Multiline Retail	9,597,003

Specialty Retail - 2.9%
2,482	Advance Auto Parts Inc.	319,235
1,994	AutoNation Inc.*	91,046
8,537	AutoZone Inc.*	5,543,245
4,728	Bed Bath & Beyond Inc.	85,860
8,434	Best Buy Co., Inc.	575,620
2,385	Burlington Stores Inc.*	348,806
6,390	CarMax Inc.*(a)	440,399
2,877	Dick’s Sporting Goods Inc.	105,298
718	Floor & Decor Holdings Inc., Class A Shares*	33,746
4,059	Foot Locker Inc.	219,064
3,429	GameStop Corp., Class A Shares(a)	45,263

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.4% - (continued)
Specialty Retail - 2.9% - (continued)
8,175	Gap Inc. (The)	$228,736
62,089	Home Depot Inc. (The)	11,582,703
8,420	L Brands Inc.	285,522
192,280	Lowe’s Cos., Inc.	18,268,523
3,798	Michaels Cos., Inc. (The)*	69,731
1,125	Murphy USA Inc.*	75,105
2,882	O’Reilly Automotive Inc.*	776,440
1,340	Penske Automotive Group Inc.	64,521
13,042	Ross Stores Inc.	1,028,753
4,430	Sally Beauty Holdings Inc.*	67,070
2,083	Signet Jewelers Ltd.	89,569
3,725	Tiffany & Co.	487,156
21,671	TJX Cos., Inc. (The)	1,957,325
4,357	Tractor Supply Co.	323,769
21,866	Ulta Beauty Inc.*	5,398,934
2,640	Urban Outfitters Inc.*	109,666
2,749	Williams-Sonoma Inc.(a)	152,212

	Total Specialty Retail	48,773,317

Textiles, Apparel & Luxury Goods - 0.6%
1,612	Carter’s Inc.	175,724
12,738	Hanesbrands Inc.	232,214
3,215	lululemon athletica Inc.*	337,736
4,976	Michael Kors Holdings Ltd.*	285,573
104,455	NIKE Inc., Class B Shares	7,499,869
2,352	PVH Corp.	376,320
1,815	Ralph Lauren Corp., Class A Shares	244,263
4,738	Skechers U.S.A. Inc., Class A Shares*	137,686
10,034	Tapestry Inc.	438,686
5,909	Under Armour Inc., Class A Shares*(a)	123,498
6,058	Under Armour Inc., Class C Shares*	114,617
11,251	V.F. Corp.	913,131

	Total Textiles, Apparel & Luxury Goods	10,879,317

	TOTAL CONSUMER DISCRETIONARY	209,850,858

CONSUMER STAPLES - 6.4%
Beverages - 2.7%
38,200	Anheuser-Busch InBev SA, ADR(a)	3,575,138
1,869	Brown-Forman Corp., Class A Shares	102,645
7,939	Brown-Forman Corp., Class B Shares	449,030
619,787	Coca-Cola Co. (The)	26,650,841
5,588	Constellation Brands Inc., Class A Shares	1,246,571
6,043	Dr Pepper Snapple Group Inc.	720,930
117,007	Molson Coors Brewing Co., Class B Shares	7,213,482
14,270	Monster Beverage Corp.*	730,053
49,077	PepsiCo Inc.	4,919,969

	Total Beverages	45,608,659

Food & Staples Retailing - 1.0%
1,273	Casey’s General Stores Inc.	123,226
47,276	Costco Wholesale Corp.	9,371,994
30,397	Kroger Co. (The)	739,559

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 6.4% - (continued)
Food & Staples Retailing - 1.0% - (continued)
33,229	Rite Aid Corp.*(a)	$53,166
4,088	Sprouts Farmers Market Inc.*	88,710
16,615	Sysco Corp.	1,080,474
7,038	US Foods Holding Corp.*	251,116
29,077	Walgreens Boots Alliance Inc.	1,814,114
49,329	Walmart Inc.	4,071,616

	Total Food & Staples Retailing	17,593,975

Food Products - 1.5%
182,131	Archer-Daniels-Midland Co.	7,962,767
4,893	Bunge Ltd.	340,308
6,004	Campbell Soup Co.	201,975
13,431	Conagra Brands Inc.	497,753
5,576	Flowers Foods Inc.	113,193
19,640	General Mills Inc.	830,576
3,315	Hain Celestial Group Inc. (The)*	84,599
4,813	Hershey Co. (The)	433,363
9,407	Hormel Foods Corp.(a)	337,617
2,497	Ingredion Inc.	278,141
3,790	J.M. Smucker Co. (The)	407,425
8,472	Kellogg Co.	545,512
20,766	Kraft Heinz Co. (The)	1,193,630
4,974	Lamb Weston Holdings Inc.	317,092
22,054	McCormick & Co., Inc.	2,227,454
208,286	Mondelez International Inc., Class A Shares	8,179,391
1,992	Pilgrim’s Pride Corp.*	38,824
4,076	Pinnacle Foods Inc.	260,619
2,238	Post Holdings Inc.*	172,035
9	Seaboard Corp.	36,675
1,995	TreeHouse Foods Inc.*	95,580
9,619	Tyson Foods Inc., Class A Shares	648,994

	Total Food Products	25,203,523

Household Products - 0.6%
8,595	Church & Dwight Co., Inc.	403,535
4,456	Clorox Co. (The)	538,418
29,276	Colgate-Palmolive Co.	1,847,023
2,073	Energizer Holdings Inc.	125,914
11,602	Kimberly-Clark Corp.	1,170,062
86,775	Procter & Gamble Co. (The)	6,349,327
771	Spectrum Brands Holdings Inc.(a)	61,441

	Total Household Products	10,495,720

Personal Products - 0.1%
16,251	Coty Inc., Class A Shares	215,326
2,079	Edgewell Personal Care Co.*	90,894
7,534	Estee Lauder Cos., Inc. (The), Class A Shares	1,125,881
4,298	Herbalife Nutrition Ltd.*(a)	218,210
1,779	Nu Skin Enterprises Inc., Class A Shares	145,682

	Total Personal Products	1,795,993

Tobacco - 0.5%
65,377	Altria Group Inc.	3,644,114
53,130	Philip Morris International Inc.	4,225,960

	Total Tobacco	7,870,074

	TOTAL CONSUMER STAPLES	108,567,944

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 6.3%
Energy Equipment & Services - 1.4%
2,705	Apergy Corp.*	$116,829
14,905	Baker Hughes a GE Co.	515,564
157,709	Halliburton Co.	7,844,446
3,671	Helmerich & Payne Inc.	243,681
11,171	Nabors Industries Ltd.	83,447
126,862	National Oilwell Varco Inc.	5,254,624
3,133	Oceaneering International Inc.	74,659
7,182	Patterson-UTI Energy Inc.	148,524
1,750	RPC Inc.(a)	28,735
128,141	Schlumberger Ltd.	8,799,442
13,462	Transocean Ltd.*(a)	170,294
28,356	Weatherford International PLC*(a)	96,127

	Total Energy Equipment & Services	23,376,372

Oil, Gas & Consumable Fuels - 4.9%
18,907	Anadarko Petroleum Corp.	1,319,709
5,457	Andeavor	788,155
7,956	Antero Resources Corp.*	152,039
13,148	Apache Corp.	525,920
15,885	Cabot Oil & Gas Corp.	362,972
4,556	Centennial Resource Development Inc., Class A Shares*	80,186
7,166	Cheniere Energy Inc.*	477,399
32,723	Chesapeake Energy Corp.*	146,272
64,786	Chevron Corp.	8,052,900
3,270	Cimarex Energy Co.	303,848
7,278	CNX Resources Corp.*	117,612
5,088	Concho Resources Inc.*	698,633
142,922	ConocoPhillips	9,631,514
1,139	CONSOL Energy Inc.*	50,184
3,007	Continental Resources Inc.*	202,491
18,302	Devon Energy Corp.	760,814
3,428	Diamondback Energy Inc.	413,965
3,354	Energen Corp.*	227,535
64,687	EOG Resources Inc.	7,620,775
8,212	EQT Corp.	423,247
4,350	Extraction Oil & Gas Inc.*	73,776
145,003	Exxon Mobil Corp.	11,780,044
4,531	Gulfport Energy Corp.*	50,339
9,772	Hess Corp.	590,424
6,134	HollyFrontier Corp.	473,422
66,484	Kinder Morgan Inc.	1,108,953
7,953	Kosmos Energy Ltd.*	61,795
5,890	Laredo Petroleum Inc.*(a)	54,659
366,614	Marathon Oil Corp.	7,856,538
16,734	Marathon Petroleum Corp.	1,322,488
5,627	Murphy Oil Corp.	173,030
6,657	Newfield Exploration Co.*	194,651

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 6.3% - (continued)
Oil, Gas & Consumable Fuels - 4.9% - (continued)
16,625	Noble Energy Inc.	$593,513
110,828	Occidental Petroleum Corp.	9,331,718
13,063	ONEOK Inc.	890,374
8,118	Parsley Energy Inc., Class A Shares*	239,319
3,964	PBF Energy Inc., Class A Shares	187,022
14,677	Phillips 66	1,709,724
32,987	Pioneer Natural Resources Co.	6,369,790
8,260	QEP Resources Inc.*	99,863
7,360	Range Resources Corp.	116,582
4,681	RSP Permian Inc.*	204,747
3,814	SM Energy Co.	99,927
20,253	Southwestern Energy Co.*	95,797
108,675	Suncor Energy Inc.	4,323,092
7,396	Targa Resources Corp.	359,667
15,106	Valero Energy Corp.	1,830,847
3,260	Whiting Petroleum Corp.*	170,889
28,569	Williams Cos., Inc. (The)	767,363
1,986	World Fuel Services Corp.	41,468
13,652	WPX Energy Inc.*	248,603

	Total Oil, Gas & Consumable Fuels	83,776,594

	TOTAL ENERGY	107,152,966

FINANCIALS - 12.1%
Banks - 3.8%
5,221	Associated Banc-Corp.	144,100
328,933	Bank of America Corp.	9,552,214
1,465	Bank of Hawaii Corp.	124,422
3,980	Bank of the Ozarks	189,209
3,359	BankUnited Inc.	141,649
157,617	BB&T Corp.	8,274,892
861	BOK Financial Corp.	86,918
4,542	CIT Group Inc.(a)	226,782
88,125	Citigroup Inc.	5,877,056
17,000	Citizens Financial Group Inc.	694,450
5,982	Comerica Inc.	564,043
3,233	Commerce Bancshares Inc.	208,787
1,939	Cullen/Frost Bankers Inc.	221,492
5,010	East West Bancorp Inc.	348,095
22,434	Fifth Third Bancorp	686,032
1,925	First Hawaiian Inc.	56,364
10,040	First Horizon National Corp.	186,142
41,327	First Republic Bank	4,116,169
11,448	FNB Corp.	151,686
37,289	Huntington Bancshares Inc.	554,487
118,843	JPMorgan Chase & Co.	12,717,389
36,982	KeyCorp	718,930
4,884	M&T Bank Corp.	840,439
4,306	PacWest Bancorp	228,476
11,809	People’s United Financial Inc.	217,404
2,442	Pinnacle Financial Partners Inc.	163,736

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Banks - 3.8% - (continued)
16,297	PNC Financial Services Group Inc. (The)	$2,337,153
3,569	Popular Inc.	161,462
2,365	Prosperity Bancshares Inc.	171,297
36,537	Regions Financial Corp.	666,435
1,818	Signature Bank*	231,777
15,503	SunTrust Banks Inc.	1,046,607
1,809	SVB Financial Group*	564,643
4,080	Synovus Financial Corp.	220,769
5,051	TCF Financial Corp.	132,892
53,365	US Bancorp	2,667,716
3,158	Webster Financial Corp.	202,428
151,780	Wells Fargo & Co.	8,194,602
3,360	Western Alliance Bancorp*	202,474
6,844	Zions Bancorporation	375,120

	Total Banks	64,466,738

Capital Markets - 3.3%
18,564	Affiliated Managers Group Inc.	2,956,503
42,295	Ameriprise Financial Inc.	5,863,356
153,539	Bank of New York Mellon Corp. (The)	8,406,260
8,152	BGC Partners Inc., Class A Shares	93,422
11,534	BlackRock Inc., Class A Shares	6,161,809
3,807	Cboe Global Markets Inc.	371,411
176,580	Charles Schwab Corp. (The)	9,821,380
11,549	CME Group Inc., Class A Shares	1,881,332
9,321	E*Trade Financial Corp.*	590,485
3,860	Eaton Vance Corp.	207,668
1,347	FactSet Research Systems Inc.	270,760
3,009	Federated Investors Inc., Class B Shares	73,028
11,650	Franklin Resources Inc.	391,091
11,998	Goldman Sachs Group Inc. (The)	2,710,108
2,390	Interactive Brokers Group Inc., Class A Shares	173,944
19,451	Intercontinental Exchange Inc.	1,378,881
14,021	Invesco Ltd.	383,054
4,121	Lazard Ltd., Class A Shares	211,984
2,837	Legg Mason Inc.	105,735
2,987	LPL Financial Holdings Inc.	205,416
1,246	MarketAxess Holdings Inc.	266,208
5,739	Moody’s Corp.	978,901
43,153	Morgan Stanley(b)	2,163,691
653	Morningstar Inc.	78,367
19,732	MSCI Inc., Class A Shares	3,207,831
3,845	Nasdaq Inc.	353,202
7,215	Northern Trust Corp.	739,682
4,471	Raymond James Financial Inc.	431,720
8,651	S&P Global Inc.	1,708,573
4,676	SEI Investments Co.	298,235
12,348	State Street Corp.	1,186,766
8,128	T. Rowe Price Group Inc.	986,902
10,226	TD Ameritrade Holding Corp.	605,379

	Total Capital Markets	55,263,084

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Consumer Finance - 0.6%
15,541	Ally Financial Inc.	$398,627
52,842	American Express Co.	5,194,369
16,618	Capital One Financial Corp.	1,562,092
386	Credit Acceptance Corp.*(a)	136,262
12,506	Discover Financial Services	923,693
8,694	Navient Corp.	120,064
2,267	OneMain Holdings Inc., Class A Shares*	73,746
5,095	Santander Consumer USA Holdings Inc.	91,251
14,607	SLM Corp.*	166,958
25,640	Synchrony Financial	887,913

	Total Consumer Finance	9,554,975

Diversified Financial Services - 0.8%
66,178	Berkshire Hathaway Inc., Class B Shares*	12,675,072
11,159	Jefferies Financial Group Inc.	244,159
6,227	Voya Financial Inc.	323,431

	Total Diversified Financial Services	13,242,662

Insurance - 3.5%
141,921	Aflac Inc.	6,394,960
514	Alleghany Corp.	293,268
83,871	Allstate Corp. (The)	7,840,261
2,443	American Financial Group Inc.	268,437
155,444	American International Group Inc.	8,205,889
167	American National Insurance Co.	19,873
8,576	Aon PLC	1,199,525
4,255	Arch Capital Group Ltd.*	333,805
6,210	Arthur J. Gallagher & Co.	411,599
2,050	Aspen Insurance Holdings Ltd.	88,970
20,969	Assurant Inc.	1,957,456
3,808	Assured Guaranty Ltd.	135,146
4,067	Athene Holding Ltd., Class A Shares*	181,673
2,825	Axis Capital Holdings Ltd.	160,601
2,763	Brighthouse Financial Inc.*	130,165
7,772	Brown & Brown Inc.	215,906
15,861	Chubb Ltd.	2,072,874
5,309	Cincinnati Financial Corp.	368,285
1,018	CNA Financial Corp.	47,826
851	Erie Indemnity Co., Class A Shares	96,171
1,419	Everest Re Group Ltd.	319,687
3,708	First American Financial Corp.	193,113
9,035	FNF Group	333,934
1,463	Hanover Insurance Group Inc. (The)	177,374
12,243	Hartford Financial Services Group Inc. (The)	640,676
74,541	Lincoln National Corp.	4,941,323
9,671	Loews Corp.	472,622
471	Markel Corp.*	516,725
100,400	Marsh & McLennan Cos., Inc.	8,069,148
987	Mercury General Corp.	46,498
31,258	MetLife Inc.	1,437,555
8,316	Old Republic International Corp.	174,470
9,203	Principal Financial Group Inc.	513,527

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Insurance - 3.5% - (continued)
1,898	ProAssurance Corp.	$72,883
20,032	Progressive Corp. (The)	1,243,787
14,115	Prudential Financial Inc.	1,366,897
2,246	Reinsurance Group of America Inc., Class A Shares	335,642
1,381	RenaissanceRe Holdings Ltd.	169,545
3,980	Torchmark Corp.	337,623
9,210	Travelers Cos., Inc. (The)	1,183,669
7,836	Unum Group	304,115
2,425	Validus Holdings Ltd.	164,318
123	White Mountains Insurance Group Ltd.	110,956
35,552	Willis Towers Watson PLC	5,373,685
3,284	WR Berkley Corp.	251,127
8,762	XL Group Ltd.	486,992

	Total Insurance	59,660,581

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
13,489	AGNC Investment Corp.	253,863
40,278	Annaly Capital Management Inc.	420,100
5,995	Chimera Investment Corp.	110,368
13,603	MFA Financial Inc.	105,831
11,463	New Residential Investment Corp.	204,958
8,560	Starwood Property Trust Inc.	185,838
6,824	Two Harbors Investment Corp.	106,113

	Total Mortgage Real Estate Investment Trusts (REITs)	1,387,071

Thrifts & Mortgage Finance - 0.0%
16,602	New York Community Bancorp Inc.	192,417
2,294	TFS Financial Corp.	36,704

	Total Thrifts & Mortgage Finance	229,121

	TOTAL FINANCIALS	203,804,232

HEALTH CARE - 15.3%
Biotechnology - 2.7%
54,533	AbbVie Inc.(a)	5,395,495
3,247	ACADIA Pharmaceuticals Inc.*	58,771
1,705	Agios Pharmaceuticals Inc.*(a)	159,418
60,492	Alexion Pharmaceuticals Inc.*	7,024,936
5,131	Alkermes PLC*	242,183
3,019	Alnylam Pharmaceuticals Inc.*	300,300
24,597	Amgen Inc.	4,418,113
18,524	Biogen Inc.*	5,445,315
19,640	BioMarin Pharmaceutical Inc.*	1,774,278
113,374	Celgene Corp.*	8,920,266
9,956	Exelixis Inc.*	206,388
44,405	Gilead Sciences Inc.	2,992,897
6,088	Incyte Corp.*	415,628
699	Intercept Pharmaceuticals Inc.*(a)	49,077
2,292	Intrexon Corp.*(a)	38,001
4,218	Ionis Pharmaceuticals Inc.*	196,770
3,044	Neurocrine Biosciences Inc.*	293,015
13,169	OPKO Health Inc.*(a)	51,096
8,345	Regeneron Pharmaceuticals Inc.*	2,506,170

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.3% - (continued)
Biotechnology - 2.7% - (continued)
3,529	Seattle Genetics Inc.*	$213,469
1,323	TESARO Inc.*	60,554
1,456	United Therapeutics Corp.*	155,180
36,563	Vertex Pharmaceuticals Inc.*	5,630,702

	Total Biotechnology	46,548,022

Health Care Equipment & Supplies - 3.4%
173,243	Abbott Laboratories	10,659,642
1,440	ABIOMED Inc.*	548,842
2,741	Align Technology Inc.*	909,875
17,216	Baxter International Inc.	1,219,581
8,872	Becton Dickinson and Co.	1,965,946
47,268	Boston Scientific Corp.*	1,436,475
1,689	Cooper Cos., Inc. (The)	382,238
20,889	Danaher Corp.	2,073,860
52,839	DENTSPLY SIRONA Inc.	2,314,877
2,854	DexCom Inc.*(a)	251,123
26,872	Edwards Lifesciences Corp.*	3,689,794
2,267	Hill-Rom Holdings Inc.	208,564
9,739	Hologic Inc.*	369,011
19,618	IDEXX Laboratories Inc.*	4,084,664
3,837	Intuitive Surgical Inc.*	1,763,754
241,604	Medtronic PLC	20,855,257
4,814	ResMed Inc.	494,927
2,845	STERIS PLC	295,425
11,566	Stryker Corp.	2,012,715
1,553	Teleflex Inc.	414,899
3,215	Varian Medical Systems Inc.*	378,952
2,487	West Pharmaceutical Services Inc.	231,291
6,970	Zimmer Biomet Holdings Inc.	777,225

	Total Health Care Equipment & Supplies	57,338,937

Health Care Providers & Services - 4.3%
2,958	Acadia Healthcare Co., Inc.*(a)	118,882
10,799	Aetna Inc.	1,902,028
5,485	AmerisourceBergen Corp., Class A Shares	450,538
35,392	Anthem Inc.	7,836,497
6,348	Brookdale Senior Living Inc.*	49,959
132,917	Cardinal Health Inc.	6,923,646
6,637	Centene Corp.*	777,591
7,988	Cigna Corp.	1,352,927
141,620	CVS Health Corp.	8,977,292
4,768	DaVita Inc.*	318,693
4,294	Envision Healthcare Corp.*	184,127
112,068	Express Scripts Holding Co.*	8,495,875
68,597	HCA Healthcare Inc.	7,075,095
5,523	Henry Schein Inc.*	382,192
4,751	Humana Inc.	1,382,446
3,525	Laboratory Corp. of America Holdings*	636,580
1,253	LifePoint Health Inc.*	66,221
7,135	McKesson Corp.	1,012,742
3,105	MEDNAX Inc.*	142,364

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.3% - (continued)
Health Care Providers & Services - 4.3% - (continued)
2,624	Patterson Cos., Inc.	$54,894
1,786	Premier Inc., Class A Shares*(a)	58,259
71,880	Quest Diagnostics Inc.	7,657,376
69,571	UnitedHealth Group Inc.	16,802,092
2,947	Universal Health Services Inc., Class B Shares	338,846
1,522	WellCare Health Plans Inc.*	337,382

	Total Health Care Providers & Services	73,334,544

Health Care Technology - 0.1%
1,342	athenahealth Inc.*	201,931
9,935	Cerner Corp.*	592,921
3,723	Veeva Systems Inc., Class A Shares*	288,011

	Total Health Care Technology	1,082,863

Life Sciences Tools & Services - 0.9%
11,137	Agilent Technologies Inc.	689,603
698	Bio-Rad Laboratories Inc., Class A Shares*	200,417
1,274	Bio-Techne Corp.	191,508
3,505	Bruker Corp.	106,096
1,534	Charles River Laboratories International Inc.*	164,936
21,485	Illumina Inc.*	5,853,373
5,558	IQVIA Holdings Inc.*	549,853
874	Mettler-Toledo International Inc.*	481,347
3,775	PerkinElmer Inc.	280,596
7,649	QIAGEN NV*	277,735
29,515	Thermo Fisher Scientific Inc.	6,147,089
2,630	Waters Corp.*	506,590

	Total Life Sciences Tools & Services	15,449,143

Pharmaceuticals - 3.9%
3,089	Akorn Inc.*	43,153
11,335	Allergan PLC	1,709,318
138,812	Bristol-Myers Squibb Co.	7,304,287
33,204	Eli Lilly & Co.	2,823,668
8,262	Endo International PLC*	51,968
165,279	Johnson & Johnson	19,770,674
3,590	Mallinckrodt PLC*	60,492
218,875	Merck & Co., Inc.	13,029,629
18,414	Mylan NV*	708,202
4,611	Perrigo Co. PLC	337,341
399,782	Pfizer Inc.	14,364,167
60,344	Zoetis Inc., Class A Shares	5,050,793

	Total Pharmaceuticals	65,253,692

	TOTAL HEALTH CARE	259,007,201

INDUSTRIALS - 8.6%
Aerospace & Defense - 2.5%
14,725	Arconic Inc.	259,896
19,115	Boeing Co. (The)	6,731,538
3,084	BWX Technologies Inc.	205,826
8,730	General Dynamics Corp.	1,760,928
4,111	Harris Corp.	618,582
908	HEICO Corp.	83,409

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.6% - (continued)
Aerospace & Defense - 2.5% - (continued)
1,967	HEICO Corp., Class A Shares	$149,590
3,084	Hexcel Corp.	218,440
1,540	Huntington Ingalls Industries Inc.	340,448
2,678	L3 Technologies Inc.	531,128
8,479	Lockheed Martin Corp.	2,666,985
41,016	Northrop Grumman Corp.	13,422,486
2,016	Orbital ATK Inc.	269,580
41,840	Raytheon Co.	8,765,480
5,600	Rockwell Collins Inc.	770,056
3,992	Spirit AeroSystems Holdings Inc., Class A Shares	338,162
1,199	Teledyne Technologies Inc.*	241,551
9,290	Textron Inc.	618,528
1,669	TransDigm Group Inc.	557,630
25,555	United Technologies Corp.	3,189,775

	Total Aerospace & Defense	41,740,018

Air Freight & Logistics - 0.5%
4,837	CH Robinson Worldwide Inc.	420,819
6,206	Expeditors International of Washington Inc.	462,223
8,385	FedEx Corp.	2,088,871
48,707	United Parcel Service Inc., Class B Shares	5,655,857
4,062	XPO Logistics Inc.*	427,525

	Total Air Freight & Logistics	9,055,295

Airlines - 0.2%
4,192	Alaska Air Group Inc.	254,915
14,948	American Airlines Group Inc.	650,836
1,072	Copa Holdings SA, Class A Shares	118,778
22,615	Delta Air Lines Inc.	1,222,341
11,145	JetBlue Airways Corp.*	210,529
18,995	Southwest Airlines Co.	970,265
2,394	Spirit Airlines Inc.*	87,836
9,289	United Continental Holdings Inc.*	646,421

	Total Airlines	4,161,921

Building Products - 0.4%
3,289	Allegion PLC	251,378
4,962	AO Smith Corp.	312,954
1,520	Armstrong World Industries Inc.*	92,112
5,252	Fortune Brands Home & Security Inc.	295,005
135,309	Johnson Controls International PLC	4,540,970
1,252	Lennox International Inc.	254,544
10,854	Masco Corp.	404,529
3,887	Owens Corning	245,736
2,936	USG Corp.*	121,785

	Total Building Products	6,519,013

Commercial Services & Supplies - 0.6%
3,641	ADT Inc.(a)	27,380
2,966	Cintas Corp.	540,553
1,632	Clean Harbors Inc.*	86,496
6,684	Copart Inc.*	366,484
4,639	KAR Auction Services Inc.	244,800
5,535	Pitney Bowes Inc.	49,261

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.6% - (continued)
Commercial Services & Supplies - 0.6% - (continued)
7,077	Republic Services Inc., Class A Shares	$477,202
3,297	Rollins Inc.	164,092
2,849	Stericycle Inc.*	180,912
94,907	Waste Management Inc.	7,849,758

	Total Commercial Services & Supplies	9,986,938

Construction & Engineering - 0.1%
50,989	AECOM*	1,682,637
4,739	Fluor Corp.	230,979
4,106	Jacobs Engineering Group Inc.	266,069
5,080	Quanta Services Inc.*	182,930
712	Valmont Industries Inc.	104,059

	Total Construction & Engineering	2,466,674

Electrical Equipment - 0.3%
1,402	Acuity Brands Inc.	165,786
7,835	AMETEK Inc.	572,190
14,659	Eaton Corp. PLC	1,122,586
21,899	Emerson Electric Co.	1,551,325
1,858	Hubbell Inc., Class B Shares	200,088
5,773	nVent Electric PLC*	156,333
1,395	Regal Beloit Corp.	110,833
4,433	Rockwell Automation Inc.	777,593
5,764	Sensata Technologies Holding PLC*	294,483

	Total Electrical Equipment	4,951,217

Industrial Conglomerates - 1.0%
19,897	3M Co.	3,924,285
2,029	Carlisle Cos., Inc.	217,894
296,055	General Electric Co.	4,168,455
47,426	Honeywell International Inc.	7,014,780
3,471	Roper Technologies Inc.	957,267

	Total Industrial Conglomerates	16,282,681

Machinery - 1.6%
2,298	AGCO Corp.	146,153
4,154	Allison Transmission Holdings Inc.	171,602
36,324	Caterpillar Inc.	5,517,979
2,964	Colfax Corp.*	90,639
1,784	Crane Co.	148,268
5,217	Cummins Inc.	742,849
10,975	Deere & Co.	1,640,872
4,486	Donaldson Co., Inc.	211,739
5,411	Dover Corp.	417,783
4,501	Flowserve Corp.	186,071
10,600	Fortive Corp.	770,514
2,417	Gardner Denver Holdings Inc.*	79,447
1,535	Gates Industrial Corp. PLC*	22,810
5,594	Graco Inc.	253,968
2,665	IDEX Corp.	369,582
10,524	Illinois Tool Works Inc.	1,512,299
8,212	Ingersoll-Rand PLC	718,879
3,061	ITT Inc.	158,009
92,065	Kennametal Inc.	3,427,580

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.6% - (continued)
Machinery - 1.6% - (continued)
2,019	Lincoln Electric Holdings Inc.	$180,902
1,915	Middleby Corp. (The)*	190,772
1,966	Nordson Corp.	246,989
2,568	Oshkosh Corp.	186,822
11,842	PACCAR Inc.	736,928
4,566	Parker-Hannifin Corp.	780,329
5,773	Pentair PLC	251,934
1,971	Snap-on Inc.	291,353
5,281	Stanley Black & Decker Inc.	735,326
2,518	Terex Corp.	99,662
2,241	Timken Co. (The)	105,999
3,643	Toro Co. (The)	211,294
5,182	Trinity Industries Inc.	178,727
1,765	WABCO Holdings Inc.*	213,442
54,162	Wabtec Corp.(a)	5,281,337
4,028	Welbilt Inc.*	78,425
6,277	Xylem Inc.	441,901

	Total Machinery	26,799,185

Marine - 0.0%
1,872	Kirby Corp.*	169,790

Professional Services - 0.2%
1,245	CoStar Group Inc.*	474,619
1,232	Dun & Bradstreet Corp. (The)	151,302
4,110	Equifax Inc.	468,376
13,262	IHS Markit Ltd.*	653,551
2,259	ManpowerGroup Inc.	203,310
12,332	Nielsen Holdings PLC	372,056
4,284	Robert Half International Inc.	272,805
6,213	TransUnion	426,212
5,331	Verisk Analytics Inc., Class A Shares*	566,366

	Total Professional Services	3,588,597

Road & Rail - 0.6%
189	AMERCO	61,036
29,570	Avis Budget Group Inc.*	1,152,934
28,999	CSX Corp.	1,874,785
2,100	Genesee & Wyoming Inc., Class A Shares*	164,031
31,730	Hertz Global Holdings Inc.*(a)	478,806
3,019	JB Hunt Transport Services Inc.	386,734
3,594	Kansas City Southern	385,097
1,440	Landstar System Inc.	163,296
9,489	Norfolk Southern Corp.	1,439,007
2,110	Old Dominion Freight Line Inc.	329,075
1,813	Ryder System Inc.	121,616
27,033	Union Pacific Corp.	3,859,231

	Total Road & Rail	10,415,648

Trading Companies & Distributors - 0.6%
57,952	AerCap Holdings NV*	3,205,325
3,462	Air Lease Corp., Class A Shares	153,747
10,176	Fastenal Co.	541,668

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 8.6% - (continued)
Trading Companies & Distributors - 0.6% - (continued)
6,536	HD Supply Holdings Inc.*	$266,211
1,443	MSC Industrial Direct Co., Inc., Class A Shares	132,511
2,912	United Rentals Inc.*	464,668
3,689	Univar Inc.*	100,599
1,043	Watsco Inc.	191,933
1,619	WESCO International Inc.*	96,088
13,542	WW Grainger Inc.	4,184,343

	Total Trading Companies & Distributors	9,337,093

Transportation Infrastructure - 0.0%
2,697	Macquarie Infrastructure Corp.	104,374

	TOTAL INDUSTRIALS	145,578,444

INFORMATION TECHNOLOGY - 27.7%
Communications Equipment - 2.6%
1,825	Arista Networks Inc.*	459,097
50,355	ARRIS International PLC*	1,272,974
642,340	Cisco Systems Inc.	27,434,341
61,296	CommScope Holding Co., Inc.*	1,797,199
1,572	EchoStar Corp., Class A Shares*	73,947
2,154	F5 Networks Inc.*	372,879
13,102	Juniper Networks Inc.	349,037
75,434	Motorola Solutions Inc.	8,097,086
20,511	Palo Alto Networks Inc.*	4,268,134

	Total Communications Equipment	44,124,694

Electronic Equipment, Instruments & Components - 0.9%
10,316	Amphenol Corp., Class A Shares	896,770
3,050	Arrow Electronics Inc.*	226,066
4,151	Avnet Inc.	158,236
5,154	CDW Corp.	412,578
74,297	Cognex Corp.	3,396,116
823	Coherent Inc.*	137,482
193,840	Corning Inc.	5,266,633
1,889	Dolby Laboratories Inc., Class A Shares	118,629
157,474	Flex Ltd.*	2,187,314
4,778	FLIR Systems Inc.	257,534
1,273	IPG Photonics Corp.*	307,137
5,581	Jabil Inc.	157,831
6,368	Keysight Technologies Inc.*	374,056
3,560	National Instruments Corp.	148,167
11,823	Tech Data Corp.*	1,026,355
8,749	Trimble Inc.*	289,242
1,803	Zebra Technologies Corp., Class A Shares*	276,778

	Total Electronic Equipment, Instruments & Components	15,636,924

Internet Software & Services - 5.7%
65,898	Akamai Technologies Inc.*	4,967,391
32,380	Alibaba Group Holding Ltd., ADR*	6,411,564
22,429	Alphabet Inc., Class A Shares*	24,671,900
15,425	Alphabet Inc., Class C Shares*	16,735,971
272,451	eBay Inc.*	10,276,852

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 27.7% - (continued)
Internet Software & Services - 5.7% - (continued)
143,197	Facebook Inc., Class A Shares*	$27,462,321
4,194	GoDaddy Inc., Class A Shares*	300,248
2,389	IAC/InterActiveCorp.*	370,629
1,778	LogMeIn Inc.	191,846
1,231	Match Group Inc.*(a)	50,656
6,912	MercadoLibre Inc.	2,010,217
9,006	Pandora Media Inc.*	65,023
23,082	Twitter Inc.*	800,945
2,983	VeriSign Inc.*	389,103
2,020	Zillow Group Inc., Class A Shares*	117,645
3,576	Zillow Group Inc., Class C Shares*(a)	208,588

	Total Internet Software & Services	95,030,899

IT Services - 4.1%
21,261	Accenture PLC, Class A Shares	3,311,188
1,675	Alliance Data Systems Corp.	353,124
4,987	Amdocs Ltd.	336,423
15,244	Automatic Data Processing Inc.	1,982,025
4,132	Black Knight Inc.*	209,079
4,736	Booz Allen Hamilton Holding Corp., Class A Shares	213,546
4,087	Broadridge Financial Solutions Inc.	471,844
19,793	Cognizant Technology Solutions Corp., Class A Shares	1,491,403
6,778	Conduent Inc.*	130,477
2,835	CoreLogic Inc.*	148,639
76,448	DXC Technology Co.	7,041,625
1,720	Euronet Worldwide Inc.*	144,153
11,348	Fidelity National Information Services Inc.	1,159,993
16,232	First Data Corp., Class A Shares*	308,408
13,656	Fiserv Inc.*	991,426
3,075	FleetCor Technologies Inc.*	613,001
3,057	Gartner Inc.*	405,786
5,238	Genpact Ltd.	157,297
5,239	Global Payments Inc.	582,367
28,992	International Business Machines Corp.	4,096,860
2,670	Jack Henry & Associates Inc.	333,910
4,940	Leidos Holdings Inc.	296,696
31,818	MasterCard Inc., Class A Shares	6,049,238
11,081	Paychex Inc.	726,692
147,980	PayPal Holdings Inc.*	12,144,719
7,525	Sabre Corp.	184,438
8,429	Square Inc., Class A Shares*	490,989
1,129	Switch Inc., Class A Shares	14,090
4,014	Teradata Corp.*	160,038
6,260	Total System Services Inc.	533,289
148,677	Visa Inc., Class A Shares	19,435,057
164,585	Western Union Co. (The)	3,273,596
1,363	WEX Inc.*	239,629
9,901	Worldpay Inc., Class A Shares*	786,833

	Total IT Services	68,817,878

Semiconductors & Semiconductor Equipment - 4.8%
29,347	Advanced Micro Devices Inc.*(a)	402,934

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 27.7% - (continued)
Semiconductors & Semiconductor Equipment - 4.8% - (continued)
128,918	Analog Devices Inc.	$12,528,251
109,873	Applied Materials Inc.	5,579,351
33,940	Broadcom Inc.	8,555,256
2,260	Cavium Inc.*	188,959
11,142	Cypress Semiconductor Corp.	183,397
2,693	First Solar Inc.*	182,074
285,226	Intel Corp.	15,744,475
5,414	KLA-Tencor Corp.	613,027
5,569	Lam Research Corp.	1,103,664
13,621	Marvell Technology Group Ltd.	293,396
9,681	Maxim Integrated Products Inc.	567,791
7,862	Microchip Technology Inc.(a)	765,602
37,186	Micron Technology Inc.*	2,141,542
42,871	NVIDIA Corp.	10,811,637
11,817	NXP Semiconductors NV*	1,347,138
14,229	ON Semiconductor Corp.*	357,575
4,448	Qorvo Inc.*	356,952
95,751	QUALCOMM Inc.	5,565,048
57,480	Skyworks Solutions Inc.	5,668,103
6,853	Teradyne Inc.	259,797
62,214	Texas Instruments Inc.	6,962,369
1,426	Universal Display Corp.	141,174
3,939	Versum Materials Inc.	157,442
8,591	Xilinx Inc.	585,133

	Total Semiconductors & Semiconductor Equipment	81,062,087

Software - 6.9%
92,973	Activision Blizzard Inc.	6,592,715
60,168	Adobe Systems Inc.*	14,998,679
2,944	ANSYS Inc.*	479,283
3,111	Atlassian Corp. PLC, Class A Shares*	198,451
7,166	Autodesk Inc.*	925,131
211,183	CA Inc.	7,547,680
9,561	Cadence Design Systems Inc.*	405,864
4,435	CDK Global Inc.	285,392
5,269	Citrix Systems Inc.*	556,512
6,658	Dell Technologies Inc., Class V Shares*	537,034
10,357	Electronic Arts Inc.*	1,355,835
6,180	FireEye Inc.*	103,144
5,021	Fortinet Inc.*	307,185
2,558	Guidewire Software Inc.*	237,485
8,204	Intuit Inc.	1,653,926
2,459	Manhattan Associates Inc.*	107,016
329,031	Microsoft Corp.	32,521,424
9,896	Nuance Communications Inc.*	133,695
302,841	Oracle Corp.	14,148,731
3,843	PTC Inc.*	331,420
35,254	Red Hat Inc.*	5,725,955
61,545	Salesforce.com Inc.*	7,959,615
32,002	ServiceNow Inc.*	5,683,875
73,012	Splunk Inc.*	8,090,460

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 27.7% - (continued)
Software - 6.9% - (continued)
5,913	SS&C Technologies Holdings Inc.	$301,031
21,100	Symantec Corp.	438,458
5,168	Synopsys Inc.*	455,146
2,111	Tableau Software Inc., Class A Shares*	208,715
3,849	Take-Two Interactive Software Inc.*	431,396
1,151	Tyler Technologies Inc.*	266,595
985	Ultimate Software Group Inc. (The)*	258,218
19,769	VMware Inc., Class A Shares*	2,717,842
4,599	Workday Inc., Class A Shares*	602,285
26,531	Zynga Inc., Class A Shares*	116,736

	Total Software	116,682,929

Technology Hardware, Storage & Peripherals - 2.7%
192,756	Apple Inc.	36,020,314
54,215	Hewlett Packard Enterprise Co.	826,236
55,226	HP Inc.	1,216,629
43,129	NCR Corp.*	1,298,183
9,377	NetApp Inc.	640,637
64,403	Western Digital Corp.	5,378,294
7,917	Xerox Corp.	215,184

	Total Technology Hardware, Storage & Peripherals	45,595,477

	TOTAL INFORMATION TECHNOLOGY	466,950,888

MATERIALS - 3.6%
Chemicals - 2.3%
7,386	Air Products & Chemicals Inc.	1,192,174
3,872	Albemarle Corp.	361,916
2,072	Ashland Global Holdings Inc.	161,036
7,430	Axalta Coating Systems Ltd.*	231,147
2,063	Cabot Corp.	124,296
47,930	Celanese Corp., Class A Shares	5,412,256
7,978	CF Industries Holdings Inc.	328,215
6,434	Chemours Co. (The)	315,202
181,098	DowDuPont Inc.	11,610,193
4,506	Eastman Chemical Co.	470,021
30,716	Ecolab Inc.	4,380,409
4,614	FMC Corp.	401,833
6,924	Huntsman Corp.	221,360
2,775	International Flavors & Fragrances Inc.	338,911
11,207	LyondellBasell Industries NV, Class A Shares	1,256,529
14,914	Monsanto Co.	1,900,938
12,240	Mosaic Co. (The)	336,478
254	NewMarket Corp.	97,610
5,704	Olin Corp.	184,410
6,679	Platform Specialty Products Corp.*	80,549
8,852	PPG Industries Inc.	893,344
25,736	Praxair Inc.	4,021,507
4,522	RPM International Inc.	223,839
1,364	Scotts Miracle-Gro Co. (The)(a)	116,117
43,890	Sensient Technologies Corp.	2,951,602
2,830	Sherwin-Williams Co. (The)	1,073,277

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 3.6% - (continued)
Chemicals - 2.3% - (continued)
6,700	Valvoline Inc.	$136,948
1,227	Westlake Chemical Corp.	142,001
2,350	WR Grace & Co.	168,236

	Total Chemicals	39,132,354

Construction Materials - 0.5%
1,545	Eagle Materials Inc.	167,447
2,194	Martin Marietta Materials Inc.	488,977
53,905	Vulcan Materials Co.	6,885,825

	Total Construction Materials	7,542,249

Containers & Packaging - 0.4%
2,214	AptarGroup Inc.	204,396
871	Ardagh Group SA, Class A Shares	15,129
3,086	Avery Dennison Corp.	324,123
11,929	Ball Corp.	440,777
3,307	Bemis Co., Inc.	139,886
4,401	Berry Global Group Inc.*	212,524
45,106	Crown Holdings Inc.	1,954,894
10,314	Graphic Packaging Holding Co.	149,347
14,219	International Paper Co.	760,716
52,470	Owens-Illinois Inc.*	975,942
3,256	Packaging Corp. of America	382,580
6,176	Sealed Air Corp.	269,027
2,681	Silgan Holdings Inc.	72,977
3,379	Sonoco Products Co.	172,768
8,657	WestRock Co.	509,724

	Total Containers & Packaging	6,584,810

Metals & Mining - 0.4%
6,491	Alcoa Corp.*	312,023
46,761	Freeport-McMoRan Inc.	790,261
17,631	Newmont Mining Corp.	686,375
11,021	Nucor Corp.	707,438
2,360	Reliance Steel & Aluminum Co.	220,825
2,121	Royal Gold Inc.	190,169
2,827	Southern Copper Corp.(a)	138,212
77,814	Steel Dynamics Inc.	3,846,346
12,091	Tahoe Resources Inc.	63,357
6,013	United States Steel Corp.	221,699

	Total Metals & Mining	7,176,705

Paper & Forest Products - 0.0%
2,146	Domtar Corp.	103,158

	TOTAL MATERIALS	60,539,276

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
3,458	Alexandria Real Estate Equities Inc.	431,973
4,920	American Campus Communities Inc.	197,292
8,272	American Homes 4 Rent, Class A Shares	164,778
14,181	American Tower Corp.	1,962,225
5,657	Apartment Investment & Management Co., Class A Shares	230,975

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.4% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.3% - (continued)
7,347	Apple Hospitality REIT Inc.	$139,813
4,749	AvalonBay Communities Inc.	786,150
4,929	Boston Properties Inc.	600,204
5,954	Brandywine Realty Trust	96,812
11,167	Brixmor Property Group Inc.	177,332
3,101	Camden Property Trust	272,888
18,628	Colony NorthStar Inc., Class A Shares(a)	109,719
4,135	Columbia Property Trust Inc.	91,466
4,268	CoreCivic Inc.	91,847
1,209	CoreSite Realty Corp.	128,347
3,726	Corporate Office Properties Trust	103,955
13,387	Crown Castle International Corp.	1,394,256
6,572	CubeSmart	200,446
2,967	CyrusOne Inc.	164,312
3,337	DCT Industrial Trust Inc.	217,339
5,387	DDR Corp.	81,829
7,049	Digital Realty Trust Inc.	757,627
5,341	Douglas Emmett Inc.	205,575
12,082	Duke Realty Corp.	339,746
4,957	Empire State Realty Trust Inc., Class A Shares	84,071
2,164	EPR Properties	132,848
9,183	Equinix Inc.	3,644,274
3,972	Equity Commonwealth*	123,569
2,690	Equity LifeStyle Properties Inc.	244,521
124,761	Equity Residential	7,983,456
2,282	Essex Property Trust Inc.	545,467
4,241	Extra Space Storage Inc.	408,196
2,486	Federal Realty Investment Trust	295,561
8,690	Forest City Realty Trust Inc., Class A Shares	177,015
7,066	Gaming and Leisure Properties Inc.	248,017
21,622	GGP Inc.	438,494
16,322	HCP Inc.	391,238
6,989	Healthcare Trust of America Inc., Class A Shares	179,338
3,315	Highwoods Properties Inc.	158,556
5,597	Hospitality Properties Trust	162,033
25,194	Host Hotels & Resorts Inc.	544,946
5,567	Hudson Pacific Properties Inc.	197,072
9,956	Invitation Homes Inc.	219,132
9,666	Iron Mountain Inc.	321,781
3,340	JBG SMITH Properties	123,213
3,251	Kilroy Realty Corp.	247,564
14,149	Kimco Realty Corp.	218,744
2,857	Lamar Advertising Co., Class A Shares	197,762
5,073	Liberty Property Trust	224,277
1,510	Life Storage Inc.	139,705
4,784	Macerich Co. (The)	266,134
12,903	Medical Properties Trust Inc.	175,094
3,920	Mid-America Apartment Communities Inc.	366,755
5,056	National Retail Properties Inc.	209,470
6,709	Omega Healthcare Investors Inc.(a)	205,631

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.4% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.3% - (continued)
4,774	Outfront Media Inc.	$94,716
7,238	Paramount Group Inc.	108,715
6,160	Park Hotels & Resorts Inc.	198,475
4,995	Piedmont Office Realty Trust Inc., Class A Shares	96,004
18,201	Prologis Inc.	1,171,234
5,109	Public Storage	1,082,291
4,316	Rayonier Inc.	167,763
9,822	Realty Income Corp.	523,513
5,176	Regency Centers Corp.	300,622
7,235	Retail Properties of America Inc., Class A Shares	88,701
4,021	SBA Communications Corp., Class A Shares*	635,600
7,903	Senior Housing Properties Trust	139,567
10,377	Simon Property Group Inc.	1,662,603
3,125	SL Green Realty Corp.	304,750
17,014	Spirit Realty Capital Inc.	149,043
5,833	STORE Capital Corp.	156,324
2,643	Sun Communities Inc.	255,525
2,415	Tanger Factory Outlet Centers Inc.(a)	51,898
1,860	Taubman Centers Inc.	101,537
9,231	UDR Inc.	336,655
5,984	Uniti Group Inc.(a)	125,485
12,243	Ventas Inc.	669,202
33,702	VEREIT Inc.	241,306
9,427	VICI Properties Inc.	182,601
5,982	Vornado Realty Trust	417,005
4,139	Weingarten Realty Investors	121,356
12,656	Welltower Inc.	729,618
25,765	Weyerhaeuser Co.	961,807
3,550	WP Carey Inc.	238,596

	Total Equity Real Estate Investment Trusts (REITs)	39,133,352

Real Estate Management & Development - 0.1%
10,296	CBRE Group Inc., Class A Shares*	475,572
1,234	Howard Hughes Corp. (The)*	155,768
1,521	Jones Lang LaSalle Inc.	249,079
4,575	Realogy Holdings Corp.	108,839

	Total Real Estate Management & Development	989,258

	TOTAL REAL ESTATE	40,122,610

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
423,623	AT&T Inc.	13,691,495
33,210	CenturyLink Inc.	605,086
271,919	Verizon Communications Inc.	12,962,379
6,495	Zayo Group Holdings Inc.*	226,026

	Total Diversified Telecommunication Services	27,484,986

Wireless Telecommunication Services - 0.1%
22,821	Sprint Corp.*	117,300
2,906	Telephone & Data Systems Inc.	74,248
10,455	T-Mobile US Inc.*	582,344
511	United States Cellular Corp.*	18,355

	Total Wireless Telecommunication Services	792,247

	TOTAL TELECOMMUNICATION SERVICES	28,277,233

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.8%
Electric Utilities - 1.2%
7,968	Alliant Energy Corp.	$330,034
16,548	American Electric Power Co., Inc.	1,124,436
1,954	Avangrid Inc.	103,738
23,891	Duke Energy Corp.	1,843,429
92,967	Edison International	5,778,829
5,790	Entergy Corp.	468,469
10,952	Eversource Energy.	625,140
31,936	Exelon Corp.	1,321,831
15,578	FirstEnergy Corp.	536,195
7,434	Great Plains Energy Inc.	252,310
3,865	Hawaiian Electric Industries Inc.	132,685
16,012	NextEra Energy Inc.	2,654,950
6,640	OGE Energy Corp.	232,533
17,671	PG&E Corp.	765,684
3,839	Pinnacle West Capital Corp.	305,623
23,655	PPL Corp.	646,255
33,711	Southern Co. (The)	1,513,624
4,821	Westar Energy Inc., Class A Shares	273,351
17,569	Xcel Energy Inc.	799,741

	Total Electric Utilities	19,708,857

Gas Utilities - 0.0%
3,752	Atmos Energy Corp.	334,716
2,773	National Fuel Gas Co.	145,971
5,928	UGI Corp.	299,186

	Total Gas Utilities	779,873

Independent Power and Renewable Electricity Producers - 0.1%
23,053	AES Corp.	293,926
10,518	NRG Energy Inc.	360,031
8,604	Vistra Energy Corp.*	211,056

	Total Independent Power and Renewable Electricity Producers	865,013

Multi-Utilities - 0.5%
8,438	Ameren Corp.	499,445
15,221	CenterPoint Energy Inc.	397,725
9,785	CMS Energy Corp.	451,382
10,614	Consolidated Edison Inc.	814,412
21,776	Dominion Energy Inc.	1,397,801
6,178	DTE Energy Co.	632,813
6,698	MDU Resources Group Inc.	186,204
11,483	NiSource Inc.	290,520
17,460	Public Service Enterprise Group Inc.	925,031
4,332	SCANA Corp.	157,252
8,673	Sempra Energy	923,935
2,823	Vectren Corp.	199,473
10,907	WEC Energy Group Inc.	688,777

	Total Multi-Utilities	7,564,770

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units		Security	Value
UTILITIES - 1.8% - (continued)
Water Utilities - 0.0%
6,159		American Water Works Co., Inc.	$512,059
6,134		Aqua America Inc.	212,850

		Total Water Utilities	724,909

		TOTAL UTILITIES	29,643,422

		TOTAL COMMON STOCKS (Cost - $1,126,943,595)	1,659,495,074

Face Amount†
SHORT-TERM INVESTMENTS (c) - 2.1%
MONEY MARKET FUND - 1.0%
$17,847,476		Invesco STIT - Government & Agency Portfolio, Institutional Class(d) (Cost - $17,847,476)	17,847,476

TIME DEPOSITS - 1.1%
4,066,682		Banco Santander SA - Frankfurt, 1.050% due 6/1/18	4,066,682
2,430,621		Barclays Bank PLC - London, 1.050% due 6/1/18	2,430,621
5,555	CAD	BBH - Grand Cayman, 0.510% due 6/1/18	4,284
9,788,918		JPMorgan Chase & Co. - New York, 1.050% due 6/1/18	9,788,918
1,933,789		Sumitomo - Tokyo, 1.050% due 6/1/18	1,933,789

		TOTAL TIME DEPOSITS (Cost - $18,224,294)	18,224,294

		TOTAL SHORT-TERM INVESTMENTS (Cost - $36,071,770)	36,071,770

		TOTAL INVESTMENTS - 100.4% (Cost - $1,163,015,365)	1,695,566,844

		Liabilities in Excess of Other Assets - (0.4)%	(6,968,850)

		TOTAL NET ASSETS - 100.0%	$1,688,597,994

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security. As at May 31, 2018, total cost and total market value of affiliated securities amounted to $1,042,533 and $2,163,691, respectively.

Underlying Security	Number of Shares held at August 31, 2017	Shares purchased	Shares sold	Number of Shares held at May 31, 2018
Morgan Stanley	47,955	—	(4,802)	43,153

Underlying Security (continued)	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Net Increase/Decrease in Unrealized Appreciation/(Depreciation)	Dividend/Interest Income from Affiliated Investments	Ending Value as of May 31, 2018
Morgan Stanley	$149,319	$97,750	$33,933	$2,163,691

(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 1.1%.
(d)	Represents investment of collateral received from securities lending transactions.

At May 31, 2018, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Equity Fund	$1,163,015,365	$575,609,975	$(43,008,131)	$532,601,844

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	27.5%
Health Care	15.3
Consumer Discretionary	12.4
Financials	12.0
Industrials	8.6
Consumer Staples	6.4
Energy	6.3
Materials	3.6
Real Estate	2.4
Utilities	1.7
Telecommunication Services	1.7
Short-Term Investments	2.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At May 31, 2018, Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	35	6/18	$4,691,057	$4,734,625	$43,568
S&P MidCap 400 E-mini Index June Futures	2	6/18	382,603	389,400	6,797

					$50,365

At May 31, 2018, Large Cap Equity Fund had deposited cash of $207,984 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.5%
3,983	Adient PLC	$212,055
4,131	American Axle & Manufacturing Holdings Inc.*	65,352
2,152	Cooper Tire & Rubber Co.	55,306
724	Cooper-Standard Holdings Inc.*	89,921
16,407	Dana Inc.	365,876
1,125	Dorman Products Inc.*	72,585
1,463	Fox Factory Holding Corp.*	58,154
11,933	Gentex Corp.	286,750
1,525	Gentherm Inc.*	53,985
10,121	Goodyear Tire & Rubber Co. (The)	247,256
1,235	Horizon Global Corp.*	8,213
1,045	LCI Industries	91,647
2,863	Lear Corp.	566,874
2,071	Modine Manufacturing Co.*	37,278
790	Motorcar Parts of America Inc.*	16,945
909	Shiloh Industries Inc.*	9,435
883	Standard Motor Products Inc.	39,956
1,129	Stoneridge Inc.*	35,597
1,031	Superior Industries International Inc.	18,043
2,172	Tenneco Inc.	95,959
826	Tower International Inc.	24,284
1,331	Visteon Corp.*	166,322
1,296	VOXX International Corp., Class A Shares*	7,258

	Total Auto Components	2,625,051

Automobiles - 0.0%
2,075	Thor Industries Inc.	192,145
1,322	Winnebago Industries Inc.	47,922

	Total Automobiles	240,067

Distributors - 0.2%
1,913	Core-Mark Holding Co., Inc.	37,342
760	Funko Inc., Class A Shares*	7,554
30,464	LKQ Corp.*	967,841
1,667	Pool Corp.	238,248
241	Weyco Group Inc.	8,356

	Total Distributors	1,259,341

Diversified Consumer Services - 1.1%
2,590	Adtalem Global Education Inc.*	123,673
741	American Public Education Inc.*	31,567
460	Ascent Capital Group Inc., Class A Shares*	902
1,170	Bridgepoint Education Inc., Class A Shares*	8,061
20,107	Bright Horizons Family Solutions Inc.*	2,034,828
318	Cambium Learning Group Inc.*	3,183
482	Capella Education Co.	45,766
2,850	Career Education Corp.*	43,861
581	Carriage Services Inc., Class A Shares	14,612

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.5% - (continued)
Diversified Consumer Services - 1.1% - (continued)
14,886	Chegg Inc.*	$416,361
367	Collectors Universe Inc.	5,468
177	Graham Holdings Co., Class B Shares	102,810
1,959	Grand Canyon Education Inc.*	217,645
8,706	H&R Block Inc.	238,980
4,317	Houghton Mifflin Harcourt Co.*	29,356
1,507	K12 Inc.*	24,323
2,324	Laureate Education Inc., Class A Shares*	37,719
299	Liberty Tax Inc.	3,139
1,490	Regis Corp.*	25,762
7,630	Service Corp. International	279,945
45,169	ServiceMaster Global Holdings Inc.*	2,580,957
1,595	Sotheby’s*	87,438
441	Strayer Education Inc.	48,201
1,540	Weight Watchers International Inc.*	115,993

	Total Diversified Consumer Services	6,520,550

Hotels, Restaurants & Leisure - 2.7%
40,244	Aramark	1,562,272
3,778	Belmond Ltd., Class A Shares*	45,147
4	Biglari Holdings Inc., Class A Shares*	4,280
43	Biglari Holdings Inc., Class B Shares*	9,253
838	BJ’s Restaurants Inc.	46,928
3,890	Bloomin’ Brands Inc.	82,546
324	Bluegreen Vacations Corp.	6,512
577	Bojangles’ Inc.*	8,540
3,471	Boyd Gaming Corp.	131,030
2,017	Brinker International Inc.(a)	88,204
5,667	Caesars Entertainment Corp.*	68,854
1,274	Carrols Restaurant Group Inc.*	16,307
1,025	Century Casinos Inc.*	8,702
1,860	Cheesecake Factory Inc. (The)(a)	96,367
1,394	Choice Hotels International Inc.	112,008
565	Churchill Downs Inc.	169,161
618	Chuy’s Holdings Inc.*	18,200
1,711	Corepoint Lodging Inc.*	47,720
796	Cracker Barrel Old Country Store Inc.(a)	124,741
1,739	Dave & Buster’s Entertainment Inc.*	72,412
1,025	Del Frisco’s Restaurant Group Inc.*	13,581
1,383	Del Taco Restaurants Inc.*	16,651
2,712	Denny’s Corp.*	41,358
723	Dine Brands Global Inc.	45,874
1,862	Domino’s Pizza Inc.	468,256
2,040	Drive Shack Inc.*	13,321
3,793	Dunkin’ Brands Group Inc	242,866
983	El Pollo Loco Holdings Inc.*	10,420
43,092	Eldorado Resorts Inc.*(a)	1,947,758
267	Empire Resorts Inc.*	6,061
8,039	Extended Stay America Inc.	169,221
1,075	Fiesta Restaurant Group Inc.*	26,714
765	Golden Entertainment Inc.*	23,348

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.5% - (continued)
Hotels, Restaurants & Leisure - 2.7% - (continued)
1,358	Habit Restaurants Inc. (The), Class A Shares*	$11,950
3,853	Hilton Grand Vacations Inc.*	153,195
1,926	Hyatt Hotels Corp., Class A Shares	157,412
4,456	ILG Inc.	152,574
396	Inspired Entertainment Inc.*	2,594
4,492	International Game Technology PLC	112,929
978	International Speedway Corp., Class A Shares	40,783
603	J Alexander’s Holdings Inc.*	7,236
1,269	Jack in the Box Inc.	102,370
195,850	Lindblad Expeditions Holdings Inc.*	2,350,200
885	Marriott Vacations Worldwide Corp.	106,412
12,876	MGM Resorts International	404,950
451	Monarch Casino & Resort Inc.*	20,088
149	Nathan’s Famous Inc.	12,747
502	Noodles & Co., Class A Shares*	4,342
1,082	Papa John’s International Inc.	55,561
3,493	Penn National Gaming Inc.*	119,042
2,279	Pinnacle Entertainment Inc.*	77,281
3,602	Planet Fitness Inc., Class A Shares*	142,747
466	PlayAGS Inc.*	11,799
1,098	Potbelly Corp.*	14,603
336	RCI Hospitality Holdings Inc.	10,735
657	Red Lion Hotels Corp.*	7,161
538	Red Robin Gourmet Burgers Inc.*	27,088
2,880	Red Rock Resorts Inc., Class A Shares	99,187
1,237	Ruth’s Hospitality Group Inc.	32,842
2,228	Scientific Games Corp., Class A Shares*	132,120
37,373	SeaWorld Entertainment Inc.*(a)	663,371
931	Shake Shack Inc., Class A Shares*	55,506
2,767	Six Flags Entertainment Corp.(a)	178,527
1,627	Sonic Corp.(a)	39,504
558	Speedway Motorsports Inc.	9,319
29,091	Texas Roadhouse Inc., Class A Shares	1,802,769
5,310	Vail Resorts Inc.	1,278,595
7,804	Wendy’s Co. (The)	125,723
1,217	Wingstop Inc.	61,592
14,484	Yum! Brands Inc.	1,177,984
945	Zoe’s Kitchen Inc.*(a)	8,581

	Total Hotels, Restaurants & Leisure	15,516,032

Household Durables - 1.0%
554	AV Homes Inc.*	10,166
487	Bassett Furniture Industries Inc.	13,466
1,313	Beazer Homes USA Inc.*	19,826
359	Cavco Industries Inc.*	74,528
802	Century Communities Inc.*	24,140
352	CSS Industries Inc.	5,685
1,025	Ethan Allen Interiors Inc.	24,036
295	Flexsteel Industries Inc.	10,995
4,573	GoPro Inc., Class A Shares*(a)	25,334
917	Green Brick Partners Inc.*	10,821

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.5% - (continued)
Household Durables - 1.0% - (continued)
154	Hamilton Beach Brands Holding Co., Class A Shares	$4,317
1,200	Helen of Troy Ltd.*	107,760
439	Hooker Furniture Corp.	16,375
5,152	Hovnanian Enterprises Inc., Class A Shares*	9,171
907	Installed Building Products Inc.*	55,010
1,100	iRobot Corp.*(a)	68,651
3,601	KB Home	94,850
2,022	La-Z-Boy Inc.	63,086
5,545	Leggett & Platt Inc.	229,009
728	LGI Homes Inc.*	44,342
1,046	Libbey Inc.	6,809
440	Lifetime Brands Inc.	4,796
1,108	M/I Homes Inc.*	30,780
1,881	MDC Holdings Inc.	59,402
1,605	Meritage Homes Corp.*	72,626
12,429	Mohawk Industries Inc.*	2,536,013
522	New Home Co., Inc. (The)*	5,267
139	NVR Inc.*	415,685
1,110	PICO Holdings Inc.	12,266
11,193	PulteGroup Inc.	338,588
4,678	Taylor Morrison Home Corp., Class A Shares*	100,577
6,857	Tempur Sealy International Inc.*(a)	316,313
6,057	Toll Brothers Inc.	239,191
7,696	TopBuild Corp.*	646,079
6,512	TRI Pointe Group Inc.*	112,397
2,161	Tupperware Brands Corp.	91,108
587	Universal Electronics Inc.*	17,405
1,401	William Lyon Homes, Class A Shares*	33,414
1,005	ZAGG Inc.*	15,276

	Total Household Durables	5,965,560

Internet & Direct Marketing Retail - 0.2%
1,207	1-800-Flowers.com Inc., Class A Shares*	15,208
474	Duluth Holdings Inc., Class B Shares*	8,219
801	FTD Cos., Inc.*	4,566
379	Gaia Inc., Class A Shares*	7,201
14,257	Groupon Inc., Class A Shares*	68,576
647	Lands’ End Inc.*	12,778
2,336	Liberty Expedia Holdings Inc., Class A Shares*	101,406
3,038	Liberty TripAdvisor Holdings Inc., Class A Shares*	44,507
1,245	Nutrisystem Inc.	46,439
705	Overstock.com Inc.*	23,565
829	PetMed Express Inc.	29,819
1,382	Shutterfly Inc.*	130,101
4,574	TripAdvisor Inc.*	238,488
1,629	Wayfair Inc., Class A Shares*	150,438

	Total Internet & Direct Marketing Retail	881,311

Leisure Products - 0.1%
1,294	Acushnet Holdings Corp.	30,939
2,238	American Outdoor Brands Corp.*	28,176
3,703	Brunswick Corp.	235,511

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.5% - (continued)
Leisure Products - 0.1% - (continued)
3,906	Callaway Golf Co.	$73,980
457	Clarus Corp.*	3,359
544	Escalade Inc.	7,834
187	Johnson Outdoors Inc., Class A Shares	14,189
809	Malibu Boats Inc., Class A Shares*	34,690
338	Marine Products Corp.	5,682
765	MCBC Holdings Inc.*	22,560
1,534	Nautilus Inc.*	22,933
2,511	Polaris Industries Inc.(a)	280,981
707	Sturm Ruger & Co., Inc.(a)	43,304
2,392	Vista Outdoor Inc.*	40,520

	Total Leisure Products	844,658

Media - 1.2%
2,229	AMC Entertainment Holdings Inc., Class A Shares(a)	32,989
2,040	AMC Networks Inc., Class A Shares*	116,627
444	Beasley Broadcast Group Inc., Class A Shares	5,017
194	Cable One Inc.	125,953
3,403	Central European Media Enterprises Ltd., Class A Shares*	12,931
4,405	Cinemark Holdings Inc.	148,757
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares	6,264
56	Daily Journal Corp.*(a)	12,656
794	Emerald Expositions Events Inc.	16,237
5,281	Entercom Communications Corp., Class A Shares(a)	36,175
2,760	Entravision Communications Corp., Class A Shares	11,040
1,361	Eros International PLC*(a)	18,373
2,394	EW Scripps Co. (The), Class A Shares	29,901
636	Fluent Inc.*	1,781
4,709	Gannett Co., Inc.	49,774
4,091	GCI Liberty Inc., Class A Shares*	171,004
2,205	Global Eagle Entertainment Inc.*	4,983
3,463	Gray Television Inc.*	38,093
377	Hemisphere Media Group Inc., Class A Shares*	4,581
2,338	IMAX Corp.*	48,864
16,459	Interpublic Group of Cos., Inc. (The)	371,973
1,833	John Wiley & Sons Inc., Class A Shares	124,277
513	Liberty Media Corp-Liberty Braves, Class A Shares*	12,804
1,431	Liberty Media Corp-Liberty Braves, Class C Shares*	35,746
1,078	Liberty Media Corp-Liberty Formula One, Class A Shares*	32,631
7,903	Liberty Media Corp-Liberty Formula One, Class C Shares*	249,577
2,193	Lions Gate Entertainment Corp., Class A Shares	50,812
39,873	Lions Gate Entertainment Corp., Class B Shares	870,428
5,644	Live Nation Entertainment Inc.*	240,604
523	Loral Space & Communications Inc.*	20,083
6,606	Madison Square Garden Co. (The), Class A Shares*	1,731,036
792	Marcus Corp. (The)	24,988
2,388	MDC Partners Inc., Class A Shares*	9,910
1,657	Meredith Corp.(a)	83,430
19,485	MSG Networks Inc., Class A Shares*	376,061
2,595	National CineMedia Inc.	19,229
2,124	New Media Investment Group Inc.	35,471

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.5% - (continued)
Media - 1.2% - (continued)
5,200	New York Times Co. (The), Class A Shares	$118,300
17,843	Nexstar Media Group Inc., Class A Shares	1,182,991
846	Reading International Inc., Class A Shares*	13,231
152	Saga Communications Inc., Class A Shares	5,890
576	Salem Media Group Inc., Class A Shares	2,189
1,321	Scholastic Corp.	59,432
2,942	Sinclair Broadcast Group Inc., Class A Shares	80,611
9,240	TEGNA Inc.	95,819
542	Townsquare Media Inc., Class A Shares	3,377
3,329	Tribune Media Co., Class A Shares	119,445
924	tronc Inc.*	14,821
1,084	WideOpenWest Inc.*(a)	9,593
1,761	World Wrestling Entertainment Inc., Class A Shares(a)	101,944

	Total Media	6,988,703

Multiline Retail - 0.5%
1,777	Big Lots Inc.(a)	72,697
586	Dillard’s Inc., Class A Shares(a)	47,718
13,566	Dollar General Corp.	1,186,754
7,296	Dollar Tree Inc.*	602,577
1,372	Fred’s Inc., Class A Shares(a)	1,934
13,016	JC Penney Co., Inc.*(a)	31,499
7,169	Kohl’s Corp.	478,531
4,982	Nordstrom Inc.	244,267
1,996	Ollie’s Bargain Outlet Holdings Inc.*	141,117
591	Sears Holdings Corp.*	1,661

	Total Multiline Retail	2,808,755

Specialty Retail - 2.5%
2,632	Aaron’s Inc.	104,701
2,869	Abercrombie & Fitch Co., Class A Shares	68,426
57,553	American Eagle Outfitters Inc.	1,277,677
292	America’s Car-Mart Inc.*	18,221
774	Asbury Automotive Group Inc.*	53,832
7,140	Ascena Retail Group Inc.*	23,276
449	At Home Group Inc.*	15,540
2,416	AutoNation Inc.*	110,314
1,751	Barnes & Noble Education Inc.*	11,101
2,335	Barnes & Noble Inc.	13,660
5,825	Bed Bath & Beyond Inc.	105,782
1,399	Big 5 Sporting Goods Corp.(a)	11,472
935	Boot Barn Holdings Inc.*	22,141
1,203	Buckle Inc. (The)	30,376
571	Build-A-Bear Workshop Inc.*	4,568
2,885	Burlington Stores Inc.*	421,931
1,758	Caleres Inc.	62,339
1,333	Camping World Holdings Inc., Class A Shares(a)	25,327
1,080	Carvana Co., Class A Shares*	31,158
975	Cato Corp. (The), Class A Shares	22,259
5,390	Chico’s FAS Inc.	45,599
740	Children’s Place Inc. (The)	95,275
669	Citi Trends Inc.	20,077

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.5% - (continued)
Specialty Retail - 2.5% - (continued)
779	Conn’s Inc.*	$18,034
932	Container Store Group Inc. (The)*	7,139
3,475	Dick’s Sporting Goods Inc.	127,185
2,750	DSW Inc., Class A Shares	65,670
41,927	Express Inc.*	356,799
1,668	Finish Line Inc. (The), Class A Shares	22,701
2,277	Five Below Inc.*	161,007
1,718	Floor & Decor Holdings Inc., Class A Shares*	80,746
5,091	Foot Locker Inc.	274,761
1,797	Francesca’s Holdings Corp.*	10,620
4,198	GameStop Corp., Class A Shares(a)	55,414
813	Genesco Inc.*	35,528
3,513	GNC Holdings Inc., Class A Shares*(a)	11,242
831	Group 1 Automotive Inc.	58,386
2,516	Guess? Inc.	49,314
781	Haverty Furniture Cos., Inc.	15,620
861	Hibbett Sports Inc.*	22,773
1,716	Hudson Ltd., Class A Shares*	30,064
864	J. Jill Inc.*	6,774
609	Kirkland’s Inc.*	7,813
8,446	Lithia Motors Inc., Class A Shares	825,596
1,181	Lumber Liquidators Holdings Inc.*	24,990
799	MarineMax Inc.*	18,736
4,680	Michaels Cos., Inc. (The)*	85,925
1,329	Monro Inc.(a)	74,557
1,376	Murphy USA Inc.*	91,862
16,670	National Vision Holdings Inc.*	606,788
21,600	New York & Co., Inc.*	89,856
172,210	Office Depot Inc.	406,416
5,773	O’Reilly Automotive Inc.*	1,555,304
80,324	Party City Holdco Inc.*(a)	1,180,763
1,498	Penske Automotive Group Inc.	72,129
2,593	Pier 1 Imports Inc.	6,171
1,798	Rent-A-Center Inc.(a)	17,063
844	RH*(a)	82,484
58,046	Ross Stores Inc.	4,578,668
5,414	Sally Beauty Holdings Inc.*	81,968
456	Shoe Carnival Inc.	14,688
2,535	Signet Jewelers Ltd.	109,005
1,646	Sleep Number Corp.*	46,039
1,053	Sonic Automotive Inc., Class A Shares	22,429
1,962	Sportsman’s Warehouse Holdings Inc.*	10,163
2,062	Tailored Brands Inc.	67,654
1,600	Tile Shop Holdings Inc.	11,520
727	Tilly’s Inc., Class A Shares	10,003
3,430	Urban Outfitters Inc.*	142,482
1,088	Vitamin Shoppe Inc.*	5,549
3,581	Williams-Sonoma Inc.(a)	198,280
88	Winmark Corp.	12,602
770	Zumiez Inc.*	18,672

	Total Specialty Retail	14,481,004

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.5% - (continued)
Textiles, Apparel & Luxury Goods - 1.5%
29,270	Carter’s Inc.	$3,190,723
1,201	Columbia Sportswear Co.	104,619
21,424	Crocs Inc.*	382,204
446	Culp Inc.	13,848
1,335	Deckers Outdoor Corp.*	151,069
450	Delta Apparel Inc.*	8,478
1,856	Fossil Group Inc.*	40,609
1,816	G-III Apparel Group Ltd.*	76,090
3,076	Iconix Brand Group Inc.*(a)	1,969
4,082	lululemon athletica Inc.*	428,814
6,144	Michael Kors Holdings Ltd.*	352,604
632	Movado Group Inc.	31,031
688	Oxford Industries Inc.	56,774
601	Perry Ellis International Inc.*	16,528
21,161	PVH Corp.	3,385,760
2,365	Ralph Lauren Corp., Class A Shares	318,282
1,751	Sequential Brands Group Inc.*(a)	3,607
5,496	Skechers U.S.A. Inc., Class A Shares*	159,714
2,553	Steven Madden Ltd.	134,926
332	Superior Group of Cos., Inc.	7,852
636	Unifi Inc.*	20,040
1,040	Vera Bradley Inc.*	12,116
3,947	Wolverine World Wide Inc.	132,343

	Total Textiles, Apparel & Luxury Goods	9,030,000

	TOTAL CONSUMER DISCRETIONARY	67,161,032

CONSUMER STAPLES - 1.6%
Beverages - 0.2%
348	Boston Beer Co., Inc. (The), Class A Shares*	88,340
3,526	Castle Brands Inc.*	4,478
196	Coca-Cola Bottling Co. Consolidated	24,972
663	Craft Brew Alliance Inc.*	13,028
5,482	MGP Ingredients Inc.(a)	485,431
7,528	Monster Beverage Corp.*	385,133
493	National Beverage Corp.	46,480
1,241	Primo Water Corp.*	21,072

	Total Beverages	1,068,934

Food & Staples Retailing - 0.6%
71,821	Andersons Inc. (The)	2,319,818
1,576	Casey’s General Stores Inc.	152,557
897	Chefs’ Warehouse Inc. (The)*	24,398
594	Ingles Markets Inc., Class A Shares	17,048
321	Natural Grocers by Vitamin Cottage Inc.*	3,300
4,382	Performance Food Group Co.*	156,657
926	PriceSmart Inc.	78,386
43,843	Rite Aid Corp.*(a)	70,149
986	Smart & Final Stores Inc.*	4,536
1,543	SpartanNash Co.	38,205
5,442	Sprouts Farmers Market Inc.*	118,091
1,609	SUPERVALU Inc.*	29,750

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 1.6% - (continued)
Food & Staples Retailing - 0.6% - (continued)
2,128	United Natural Foods Inc.*	$96,994
8,800	US Foods Holding Corp.*	313,984
361	Village Super Market Inc., Class A Shares	10,483
366	Weis Markets Inc.	19,958

	Total Food & Staples Retailing	3,454,314

Food Products - 0.6%
205	Alico Inc.	6,437
2,763	B&G Foods Inc.(a)	77,778
674	Calavo Growers Inc.(a)	59,312
1,206	Cal-Maine Foods Inc.*	57,948
7,114	Darling Ingredients Inc.*	133,672
3,823	Dean Foods Co.	36,586
410	Farmer Brothers Co.*	11,972
7,383	Flowers Foods Inc.	149,875
1,354	Fresh Del Monte Produce Inc.	60,808
1,059	Freshpet Inc.*	24,145
21,200	Hain Celestial Group Inc. (The)*	541,024
3,366	Hostess Brands Inc., Class A Shares*	45,879
3,041	Ingredion Inc.	338,737
630	J&J Snack Foods Corp.	89,221
338	John B Sanfilippo & Son Inc.	22,923
6,226	Lamb Weston Holdings Inc.	396,908
777	Lancaster Colony Corp.	97,980
1,096	Landec Corp.*	15,454
83	Lifeway Foods Inc.*	423
443	Limoneira Co.	10,729
2,238	Pilgrim’s Pride Corp.*	43,619
5,025	Pinnacle Foods Inc.	321,299
2,729	Post Holdings Inc.*	209,778
831	Sanderson Farms Inc.	81,338
11	Seaboard Corp.	44,825
217	Seneca Foods Corp., Class A Shares*	5,881
716	Tootsie Roll Industries Inc.(a)	20,836
14,529	TreeHouse Foods Inc.*	696,084

	Total Food Products	3,601,471

Household Products - 0.1%
495	Central Garden & Pet Co.*	20,211
1,429	Central Garden & Pet Co., Class A Shares*	54,316
2,543	Energizer Holdings Inc.	154,462
4,990	HRG Group Inc.*	63,273
141	Oil-Dri Corp. of America	5,486
419	Orchids Paper Products Co.*(a)	1,668
1,020	Spectrum Brands Holdings Inc.(a)	81,284
579	WD-40 Co.	79,641

	Total Household Products	460,341

Personal Products - 0.1%
2,410	Edgewell Personal Care Co.*	105,365
820	elf Beauty Inc.*(a)	15,457
5,418	Herbalife Nutrition Ltd.*(a)	275,072
727	Inter Parfums Inc.	38,749

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 1.6% - (continued)
Personal Products - 0.1% - (continued)
447	Medifast Inc.	$65,481
391	Natural Health Trends Corp.	8,618
462	Nature’s Sunshine Products Inc.*	4,181
2,186	Nu Skin Enterprises Inc., Class A Shares	179,012
560	Revlon Inc., Class A Shares*	9,660
475	USANA Health Sciences Inc.*	55,575

	Total Personal Products	757,170

Tobacco - 0.0%
290	Turning Point Brands Inc.	7,853
1,028	Universal Corp.	68,002
4,122	Vector Group Ltd.(a)	79,967

	Total Tobacco	155,822

	TOTAL CONSUMER STAPLES	9,498,052

ENERGY - 3.8%
Energy Equipment & Services - 1.1%
5,604	Archrock Inc.	64,726
733	Basic Energy Services Inc.*	9,683
1,541	Bristow Group Inc.(a)	18,230
2,178	C&J Energy Services Inc.*	58,632
998	Cactus Inc., Class A Shares*	33,653
891	CARBO Ceramics Inc.*(a)	8,571
2,718	Diamond Offshore Drilling Inc.*(a)	49,359
9,295	Dril-Quip Inc.*	446,625
17,979	Ensco PLC, Class A Shares(a)	116,863
852	Era Group Inc.*	11,016
1,354	Exterran Corp.*	37,316
6,526	Fairmount Santrol Holdings Inc.*	36,741
29,593	Forum Energy Technologies Inc.*	418,741
2,154	Frank’s International NV	15,896
1,003	FTS International Inc.*	18,997
684	Geospace Technologies Corp.*	7,585
361	Gulf Island Fabrication Inc.	3,790
5,926	Helix Energy Solutions Group Inc.*	45,038
4,534	Helmerich & Payne Inc.	300,967
1,645	Independence Contract Drilling Inc.*	7,008
5,800	ION Geophysical Corp.*	142,100
2,284	Keane Group Inc.*	33,461
60,587	Key Energy Services Inc.*	1,025,738
662	Liberty Oilfield Services Inc., Class A Shares*	14,074
272	Mammoth Energy Services Inc.*	10,271
1,109	Matrix Service Co.*	21,515
24,023	McDermott International Inc.*(a)	522,020
13,072	Nabors Industries Ltd.	97,648
578	Natural Gas Services Group Inc.*	13,323
494	NCS Multistage Holdings Inc.*	7,519
3,577	Newpark Resources Inc.*	38,810
365	Nine Energy Service Inc.*	12,709
10,277	Noble Corp. PLC*	57,140
4,159	Oceaneering International Inc.	99,109

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 3.8% - (continued)
Energy Equipment & Services - 1.1% - (continued)
14,137	Oil States International Inc.*	$500,450
5,656	Parker Drilling Co.*	2,489
24,685	Patterson-UTI Energy Inc.	510,486
474	PHI Inc.*	5,404
3,537	Pioneer Energy Services Corp.*	19,453
2,405	ProPetro Holding Corp.*	39,129
347	Ranger Energy Services Inc., Class A Shares*	3,401
429	RigNet Inc.*	5,084
4,911	Rowan Cos. PLC, Class A Shares*	76,612
2,459	RPC Inc.(a)	40,377
691	SEACOR Holdings Inc.*	36,091
815	SEACOR Marine Holdings Inc.*	19,136
1,098	Select Energy Services Inc., Class A Shares*	15,668
1,101	Smart Sand Inc.*(a)	6,738
723	Solaris Oilfield Infrastructure Inc., Class A Shares*	11,163
40,013	Superior Energy Services Inc.*	437,342
64,951	TETRA Technologies Inc.*	274,093
18,211	Transocean Ltd.*	230,369
2,175	Unit Corp.*	47,502
3,457	US Silica Holdings Inc.(a)	106,925
37,425	Weatherford International PLC*(a)	126,871

	Total Energy Equipment & Services	6,319,657

Oil, Gas & Consumable Fuels - 2.7%
6,058	Abraxas Petroleum Corp.*	16,357
128	Adams Resources & Energy Inc.	5,654
9,696	Antero Resources Corp.*	185,291
1,790	Approach Resources Inc.*	5,388
806	Arch Coal Inc., Class A Shares	66,221
1,580	Ardmore Shipping Corp.*	12,798
860	Bonanza Creek Energy Inc.*	31,631
1,789	California Resources Corp.*	65,728
9,140	Callon Petroleum Co.*	108,218
35,600	Carrizo Oil & Gas Inc.*	899,256
62,345	Centennial Resource Development Inc., Class A Shares*	1,097,272
38,472	Chesapeake Energy Corp.*	171,970
6,744	Clean Energy Fuels Corp.*	21,311
3,108	Cloud Peak Energy Inc.*	11,251
9,590	CNX Resources Corp.*	154,974
3,540	Concho Resources Inc.*	486,077
1,197	CONSOL Energy Inc.*	52,740
1,308	Contango Oil & Gas Co.*	5,886
658	CVR Energy Inc.(a)	24,826
3,366	Delek US Holdings Inc.	187,755
16,689	Denbury Resources Inc.*	70,928
2,932	DHT Holdings Inc.	12,138
4,212	Diamondback Energy Inc.	508,641
1,552	Dorian LPG Ltd.*	12,540
1,064	Earthstone Energy Inc., Class A Shares*	9,406
3,105	Eclipse Resources Corp.*	5,030
4,144	Energen Corp.*	281,129

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 3.8% - (continued)
Oil, Gas & Consumable Fuels - 2.7% - (continued)
830	Energy XXI Gulf Coast Inc.*	$6,242
1,831	EP Energy Corp., Class A Shares*	5,310
1,370	Evolution Petroleum Corp.	13,015
5,073	Extraction Oil & Gas Inc.*	86,038
3,263	Frontline Ltd.(a)	18,730
1,735	GasLog Ltd.	31,230
7,548	Gastar Exploration Inc.*(a)	4,982
2,004	Gener8 Maritime Inc.*	13,387
4,031	Golar LNG Ltd.	104,725
1,624	Green Plains Inc.	34,672
6,699	Gulfport Energy Corp.*	74,426
5,421	Halcon Resources Corp.*	26,238
658	Hallador Energy Co	4,928
4,750	HighPoint Resources Corp.*	33,915
7,525	HollyFrontier Corp.	580,779
1,252	International Seaways Inc.*	26,167
51	Isramco Inc.*	5,732
2,408	Jagged Peak Energy Inc.*	29,016
3,053	Jones Energy Inc., Class A Shares*(a)	1,617
9,736	Kosmos Energy Ltd.*	75,649
6,838	Laredo Petroleum Inc.*(a)	63,457
2,021	Lilis Energy Inc.*	12,005
4,051	Matador Resources Co.*	113,712
530	Midstates Petroleum Co., Inc.*	6,985
6,990	Murphy Oil Corp.	214,942
193	NACCO Industries Inc., Class A Shares	7,401
3,788	Navios Maritime Acquisition Corp.	2,862
8,482	Newfield Exploration Co.*	248,014
6,077	Nordic American Tankers Ltd.(a)	14,402
11,160	Oasis Petroleum Inc.*	145,415
1,628	Overseas Shipholding Group Inc., Class A Shares*	5,926
2,541	Pacific Ethanol Inc.*	8,512
616	Panhandle Oil and Gas Inc., Class A Shares	12,844
58,514	Par Pacific Holdings Inc.*	1,042,134
9,988	Parsley Energy Inc., Class A Shares*	294,446
4,606	PBF Energy Inc., Class A Shares	217,311
2,798	PDC Energy Inc.*	169,251
2,789	Peabody Energy Corp.	120,680
599	Penn Virginia Corp.*	41,307
13,479	Pioneer Natural Resources Co.	2,602,795
10,082	QEP Resources Inc.*	121,891
9,723	Range Resources Corp.	154,012
1,563	Renewable Energy Group Inc.*	27,899
910	Resolute Energy Corp.*(a)	32,451
235	REX American Resources Corp.*	17,865
2,103	Ring Energy Inc.*	29,042
30,978	RSP Permian Inc.*	1,354,978
2,632	Sanchez Energy Corp.*(a)	10,370
1,464	SandRidge Energy Inc.*	21,287
10,592	Scorpio Tankers Inc.	30,717

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 3.8% - (continued)
Oil, Gas & Consumable Fuels - 2.7% - (continued)
2,796	SemGroup Corp., Class A Shares	$70,739
2,583	Ship Finance International Ltd.	36,808
343	SilverBow Resources Inc.*	9,865
4,679	SM Energy Co.	122,590
25,072	Southwestern Energy Co.*	118,591
10,241	SRC Energy Inc.*	132,518
819	Talos Energy Inc.*	26,306
9,116	Targa Resources Corp.	443,311
3,153	Teekay Corp.	25,161
7,025	Teekay Tankers Ltd., Class A Shares(a)	7,798
2,426	Tellurian Inc.*(a)	27,147
8,200	Ultra Petroleum Corp.*(a)	14,596
5,949	Uranium Energy Corp.*(a)	8,923
4,169	W&T Offshore Inc.*	28,558
3,809	Whiting Petroleum Corp.*	199,668
2,046	WildHorse Resource Development Corp.*(a)	54,956
2,794	World Fuel Services Corp.	58,339
89,755	WPX Energy Inc.*	1,634,438

	Total Oil, Gas & Consumable Fuels	15,852,439

	TOTAL ENERGY	22,172,096

FINANCIALS - 12.2%
Banks - 5.6%
674	1st Source Corp.	35,843
624	Access National Corp.	17,865
203	ACNB Corp.	6,395
491	Allegiance Bancshares Inc.*	21,383
317	American National Bankshares Inc.	12,585
1,523	Ameris Bancorp	84,831
319	Ames National Corp.	9,650
526	Arrow Financial Corp.	19,672
7,144	Associated Banc-Corp.	197,174
987	Atlantic Capital Bancshares Inc.*	20,727
1,831	Banc of California Inc.	35,521
706	BancFirst Corp.	42,183
196,440	Bancorp Inc. (The)*	2,223,701
3,744	BancorpSouth Bank	125,424
558	Bank of Commerce Holdings	6,640
1,794	Bank of Hawaii Corp.	152,364
284	Bank of Marin Bancorp	22,010
32,219	Bank of NT Butterfield & Son Ltd. (The)	1,538,457
5,118	Bank of the Ozarks	243,310
46,553	BankUnited Inc.	1,963,140
177	Bankwell Financial Group Inc.	5,485
1,378	Banner Corp.	82,611
625	Bar Harbor Bankshares	18,837
374	BCB Bancorp Inc.	5,834
1,662	Berkshire Hills Bancorp Inc.	65,317
1,032	Blue Hills Bancorp Inc.	21,053
1,042	BOK Financial Corp.	105,190

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Banks - 5.6% - (continued)
3,550	Boston Private Financial Holdings Inc.	$60,350
814	Bridge Bancorp Inc.	30,077
3,169	Brookline Bancorp Inc.	57,676
785	Bryn Mawr Bank Corp.	36,856
779	Byline Bancorp Inc.*	16,842
102	C&F Financial Corp.	6,161
2,048	Cadence BanCorp, Class A Shares(a)	59,822
658	Camden National Corp.	30,084
375	Capital City Bank Group Inc.	8,452
374	Capstar Financial Holdings Inc.*	7,574
770	Carolina Financial Corp.	33,703
3,385	Cathay General Bancorp	142,813
197	CBTX Inc.	5,833
2,526	CenterState Bank Corp.	77,674
1,182	Central Pacific Financial Corp.	34,798
304	Central Valley Community Bancorp	6,524
157	Century Bancorp Inc., Class A Shares	12,544
2,973	Chemical Financial Corp.	166,845
124	Chemung Financial Corp.	6,510
29,796	CIT Group Inc.(a)	1,487,714
468	Citizens & Northern Corp.	11,967
629	City Holding Co.	46,728
400	Civista Bancshares Inc.	9,692
691	CNB Financial Corp.	20,999
1,674	CoBiz Financial Inc.	37,364
432	Codorus Valley Bancorp Inc.	12,960
3,095	Columbia Banking System Inc.	131,599
6,200	Comerica Inc.	584,598
3,929	Commerce Bancshares Inc.	253,735
2,167	Community Bank System Inc.	129,760
1,312	Community Bankers Trust Corp.*	12,792
155	Community Financial Corp. (The)	5,702
659	Community Trust Bancorp Inc.	33,642
1,280	ConnectOne Bancorp Inc.	33,600
299	County Bancorp Inc.	8,243
2,382	Cullen/Frost Bankers Inc.	272,096
1,179	Customers Bancorp Inc.*	35,735
4,373	CVB Financial Corp.	101,410
133	DNB Financial Corp.	4,795
1,323	Eagle Bancorp Inc.*	80,108
49,004	East West Bancorp Inc.	3,404,798
361	Enterprise Bancorp Inc.	14,476
916	Enterprise Financial Services Corp.	50,014
496	Equity Bancshares Inc., Class A Shares*	19,746
187	Evans Bancorp Inc.	8,705
426	Farmers & Merchants Bancorp Inc.	17,615
273	Farmers Capital Bank Corp.	14,483
1,013	Farmers National Banc Corp.	16,005
547	FB Financial Corp.	22,383
1,516	FCB Financial Holdings Inc., Class A Shares*	92,400

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Banks - 5.6% - (continued)
944	Fidelity Southern Corp.	$23,052
611	Financial Institutions Inc.	19,460
8,046	First Bancorp*	62,357
400	First Bancorp Inc.	11,592
1,167	First Bancorp.M	48,559
351	First Bancshares Inc. (The)	12,057
1,712	First Busey Corp.	54,972
370	First Business Financial Services Inc.	9,576
309	First Citizens BancShares Inc., Class A Shares	135,741
4,082	First Commonwealth Financial Corp.	64,047
727	First Community Bancshares Inc.	25,045
592	First Connecticut Bancorp Inc.	15,185
4,088	First Financial Bancorp	128,568
2,720	First Financial Bankshares Inc.(a)	143,072
447	First Financial Corp.	19,489
414	First Financial Northwest Inc.	7,195
1,299	First Foundation Inc.*	25,188
192	First Guaranty Bancshares Inc.	5,186
2,984	First Hawaiian Inc.	87,372
12,377	First Horizon National Corp.	229,470
341	First Internet Bancorp	12,037
1,088	First Interstate BancSystem Inc., Class A Shares	47,491
1,721	First Merchants Corp.	78,288
420	First Mid-Illinois Bancshares Inc.	15,733
4,306	First Midwest Bancorp Inc.	113,119
347	First Northwest Bancorp*	5,660
1,032	First of Long Island Corp. (The)	26,316
26,332	First Republic Bank	2,622,667
1,192	Flushing Financial Corp.	31,814
199	FNB Bancorp	7,528
13,783	FNB Corp.	182,625
495	Franklin Financial Network Inc.*	18,092
7,546	Fulton Financial Corp.	131,678
912	German American Bancorp Inc.	32,896
3,421	Glacier Bancorp Inc.	133,385
465	Great Southern Bancorp Inc.	26,737
2,356	Great Western Bancorp Inc.	102,698
902	Green Bancorp Inc.	20,250
1,041	Guaranty Bancorp	35,082
369	Guaranty Bancshares Inc.	12,011
3,579	Hancock Whitney Corp.	179,845
1,333	Hanmi Financial Corp.	39,923
472	HarborOne Bancorp Inc.*	8,708
1,024	Heartland Financial USA Inc.	56,166
1,597	Heritage Commerce Corp.	27,245
1,254	Heritage Financial Corp.	40,316
3,073	Hilltop Holdings Inc.	72,062
6,598	Home BancShares Inc.	151,886
709	HomeTrust Bancshares Inc.*	19,072
5,481	Hope Bancorp Inc.	98,603

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Banks - 5.6% - (continued)
977	Horizon Bancorp	$30,648
238	Howard Bancorp Inc.*	4,117
38,000	Huntington Bancshares Inc.	565,060
2,141	IBERIABANK Corp.	171,066
869	Independent Bank Corp.	22,203
1,135	Independent Bank Corp.	88,927
873	Independent Bank Group Inc.	65,693
2,291	International Bancshares Corp.	98,971
334	Investar Holding Corp.	9,135
10,914	Investors Bancorp Inc.	145,593
1,936	Lakeland Bancorp Inc.	38,914
1,006	Lakeland Financial Corp.	49,083
324	LCNB Corp.	6,334
1,991	LegacyTexas Financial Group Inc.	83,602
1,123	Live Oak Bancshares Inc.	33,185
1,056	Macatawa Bank Corp.	12,767
3,420	MB Financial Inc.	168,914
806	MBT Financial Corp.	8,544
694	Mercantile Bank Corp.	25,053
179	Metropolitan Bank Holding Corp.*	9,140
99	Middlefield Banc Corp.	5,242
654	Midland States Bancorp Inc.	21,216
423	MidSouth Bancorp Inc.	5,880
467	MidWestOne Financial Group Inc.	15,565
179	MutualFirst Financial Inc.	6,874
1,031	National Bank Holdings Corp., Class A Shares	40,147
251	National Bankshares Inc.(a)	12,086
458	National Commerce Corp.*	21,091
1,789	NBT Bancorp Inc.	68,161
405	Nicolet Bankshares Inc.*	23,016
318	Northeast Bancorp	6,932
262	Northrim BanCorp Inc.	10,401
201	Norwood Financial Corp.	6,275
1,840	OFG Bancorp	25,944
134	Ohio Valley Banc Corp.	6,566
437	Old Line Bancshares Inc.	15,024
5,676	Old National Bancorp	101,884
150	Old Point Financial Corp.	4,002
1,221	Old Second Bancorp Inc.	18,254
840	Opus Bank	24,864
419	Orrstown Financial Services Inc.	10,873
487	Pacific Mercantile Bancorp*	4,773
23,080	Pacific Premier Bancorp Inc.*	953,204
5,396	PacWest Bancorp	286,312
562	Park National Corp.	64,529
284	Parke Bancorp Inc.	6,234
744	Peapack Gladstone Financial Corp.	25,668
251	Penns Woods Bancorp Inc.	11,584
713	Peoples Bancorp Inc.	26,759
165	Peoples Bancorp of North Carolina Inc.	5,242

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Banks - 5.6% - (continued)
268	Peoples Financial Services Corp.	$12,601
14,496	People’s United Financial Inc.	266,871
641	People’s Utah Bancorp	23,364
2,995	Pinnacle Financial Partners Inc.	200,815
4,238	Popular Inc.	191,727
561	Preferred Bank	35,736
312	Premier Financial Bancorp Inc.	6,989
2,884	Prosperity Bancshares Inc.	208,888
510	QCR Holdings Inc.	24,506
228	RBB Bancorp	6,929
417	Reliant Bancorp Inc.	10,684
1,769	Renasant Corp.	84,770
398	Republic Bancorp Inc., Class A Shares	17,476
2,054	Republic First Bancorp Inc.*	17,664
1,448	S&T Bancorp Inc.	65,406
1,344	Sandy Spring Bancorp Inc.	55,843
1,785	Seacoast Banking Corp. of Florida*	55,656
1,948	ServisFirst Bancshares Inc.	81,835
643	Shore Bancshares Inc.	12,140
590	Sierra Bancorp	16,662
2,316	Signature Bank*	295,267
3,594	Simmons First National Corp., Class A Shares	115,008
437	SmartFinancial Inc.*	10,405
1,605	South State Corp.	143,688
257	Southern First Bancshares Inc.*	12,156
1,059	Southern National Bancorp of Virginia Inc.	18,501
1,154	Southside Bancshares Inc.	39,409
1,595	State Bank Financial Corp.	53,512
9,055	Sterling Bancorp	222,300
930	Stock Yards Bancorp Inc.	36,921
538	Summit Financial Group Inc.	13,870
2,228	SVB Financial Group*	695,426
4,961	Synovus Financial Corp.	268,440
49,777	TCF Financial Corp.	1,309,633
9,406	Texas Capital Bancshares Inc.*	906,268
613	Tompkins Financial Corp.	51,658
2,694	Towne Bank	85,265
864	TriCo Bancshares	33,627
953	TriState Capital Holdings Inc.*	24,492
739	Triumph Bancorp Inc.*	30,336
2,590	Trustmark Corp.	83,320
261	Two River Bancorp	4,654
1,916	UMB Financial Corp.	147,628
9,288	Umpqua Holdings Corp.	218,640
2,428	Union Bankshares Corp.	99,791
178	Union Bankshares Inc.	9,033
4,290	United Bankshares Inc.	156,371
2,916	United Community Banks Inc.	94,653
508	United Security Bancshares	5,436
281	Unity Bancorp Inc.	6,505

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Banks - 5.6% - (continued)
1,318	Univest Corp. of Pennsylvania	$38,354
10,984	Valley National Bancorp	139,607
602	Veritex Holdings Inc.*	18,505
644	Washington Trust Bancorp Inc.	39,284
19,479	Webster Financial Corp.	1,248,604
1,770	WesBanco Inc.	82,464
724	West Bancorporation Inc.	18,064
1,063	Westamerica Bancorporation	60,835
4,139	Western Alliance Bancorp*	249,416
2,316	Wintrust Financial Corp.	213,327
8,332	Zions Bancorporation	456,677

	Total Banks	32,962,783

Capital Markets - 3.2%
1,985	Artisan Partners Asset Management Inc., Class A Shares	64,116
104	Associated Capital Group Inc., Class A Shares	4,035
887	B. Riley Financial Inc.	18,804
10,337	BGC Partners Inc., Class A Shares	118,462
3,183	BrightSphere Investment Group PLC	49,368
4,791	Cboe Global Markets Inc.	467,410
897	Cohen & Steers Inc.	34,920
935	Cowen Inc., Class A Shares*	13,978
134	Diamond Hill Investment Group Inc.	26,256
1,409	Donnelley Financial Solutions Inc.*	21,642
21,744	E*Trade Financial Corp.*	1,377,482
4,861	Eaton Vance Corp.	261,522
9,200	Evercore Inc., Class A Shares	960,480
1,625	FactSet Research Systems Inc.	326,641
4,016	Federated Investors Inc., Class B Shares	97,468
2,457	Financial Engines Inc.	109,705
1,172	GAIN Capital Holdings Inc.(a)	9,646
241	GAMCO Investors Inc., Class A Shares	6,208
103,717	Greenhill & Co., Inc.	2,732,943
12,454	Hamilton Lane Inc., Class A Shares	582,349
1,140	Houlihan Lokey Inc., Class A Shares	55,735
642	INTL. FCStone Inc.*	32,100
1,386	Investment Technology Group Inc.	30,409
5,009	Ladenburg Thalmann Financial Services Inc.	17,882
4,968	Lazard Ltd., Class A Shares	255,554
3,629	Legg Mason Inc.	135,253
37,875	LPL Financial Holdings Inc.	2,604,664
1,569	MarketAxess Holdings Inc.	335,217
151	Medley Management Inc., Class A Shares	627
1,318	Moelis & Co., Class A Shares	78,092
4,450	Moody’s Corp.	759,036
798	Morningstar Inc.	95,768
3,828	MSCI Inc., Class A Shares	622,318
14,645	Nasdaq Inc.	1,345,290
494	Oppenheimer Holdings Inc., Class A Shares	13,906
602	Piper Jaffray Cos	45,030
766	PJT Partners Inc., Class A Shares	42,337

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Capital Markets - 3.2% - (continued)
873	Pzena Investment Management Inc., Class A Shares	$7,848
15,326	Raymond James Financial Inc.	1,479,879
1,119	Safeguard Scientifics Inc.*	14,715
50,451	SEI Investments Co.	3,217,765
236	Silvercrest Asset Management Group Inc., Class A Shares	3,752
2,853	Stifel Financial Corp.	167,756
1,095	Virtu Financial Inc., Class A Shares	34,000
291	Virtus Investment Partners Inc.	36,535
3,356	Waddell & Reed Financial Inc., Class A Shares(a)	65,106
331	Westwood Holdings Group Inc.	19,208
4,854	WisdomTree Investments Inc.	53,200

	Total Capital Markets	18,852,417

Consumer Finance - 0.5%
470	Credit Acceptance Corp.*(a)	165,915
401	Curo Group Holdings Corp.*	9,227
578	Elevate Credit Inc.*	4,428
1,007	Encore Capital Group Inc.*	39,726
1,473	Enova International Inc.*	49,493
2,098	EZCORP Inc., Class A Shares*	26,015
1,955	FirstCash Inc.	177,416
13,085	Green Dot Corp., Class A Shares*	932,568
13,734	LendingClub Corp.*	45,185
11,045	Navient Corp.	152,531
801	Nelnet Inc., Class A Shares	49,213
3,004	OneMain Holdings Inc., Class A Shares*	97,720
1,876	PRA Group Inc.*(a)	72,414
535	Regional Management Corp.*	19,094
38,639	Santander Consumer USA Holdings Inc.	692,025
18,329	SLM Corp.*	209,500
247	World Acceptance Corp.*	26,639

	Total Consumer Finance	2,769,109

Diversified Financial Services - 0.1%
1,346	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	35,844
2,597	Cannae Holdings Inc.*	51,914
449	Marlin Business Services Corp.	13,178
2,018	On Deck Capital Inc.*	13,400
7,698	Voya Financial Inc.	399,834

	Total Diversified Financial Services	514,170

Insurance - 1.9%
627	Alleghany Corp.	357,741
615	Ambac Financial Group Inc.*	11,396
3,565	American Equity Investment Life Holding Co.	126,344
2,964	American Financial Group Inc.	325,684
319	American National Insurance Co.	37,961
801	AMERISAFE Inc.	47,780
3,593	AmTrust Financial Services Inc.	48,003
6,124	Aon PLC	856,564
1,394	Argo Group International Holdings Ltd.	84,686
7,644	Arthur J. Gallagher & Co.	506,644
2,584	Aspen Insurance Holdings Ltd.	112,146

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Insurance - 1.9% - (continued)
2,198	Assurant Inc.	$205,183
4,879	Assured Guaranty Ltd.	173,156
319	Atlas Financial Holdings Inc.*	3,429
3,522	Axis Capital Holdings Ltd.	200,226
420	Baldwin & Lyons Inc., Class B Shares	9,786
231	Blue Capital Reinsurance Holdings Ltd.	2,564
9,717	Brown & Brown Inc.	269,938
1,750	Citizens Inc., Class A Shares*(a)	12,968
7,000	CNO Financial Group Inc.	140,140
639	Crawford & Co., Class B Shares	5,086
276	Donegal Group Inc., Class A Shares	3,859
523	eHealth Inc.*	11,145
425	EMC Insurance Group Inc.	10,952
1,339	Employers Holdings Inc.	53,024
475	Enstar Group Ltd.*	96,544
1,040	Erie Indemnity Co., Class A Shares	117,530
1,735	Everest Re Group Ltd.	390,878
421	FBL Financial Group Inc., Class A Shares	33,091
416	Federated National Holding Co.	9,468
4,556	First American Financial Corp.	237,277
44,528	FNF Group	1,645,755
21,094	Genworth Financial Inc., Class A Shares*	72,563
387	Global Indemnity Ltd.	14,640
1,274	Greenlight Capital Re Ltd., Class A Shares*	18,218
890	Hallmark Financial Services Inc.*	8,775
1,792	Hanover Insurance Group Inc. (The)	217,262
301	HCI Group Inc.	12,480
543	Health Insurance Innovations Inc., Class A Shares*	17,322
749	Heritage Insurance Holdings Inc.	12,643
1,719	Horace Mann Educators Corp.	75,980
330	Independence Holding Co.	12,260
447	Infinity Property & Casualty Corp.	64,681
64	Investors Title Co.	11,840
1,067	James River Group Holdings Ltd.	40,471
8,618	Kemper Corp.	667,464
473	Kingstone Cos., Inc.	8,254
620	Kinsale Capital Group Inc.	32,835
2,903	Maiden Holdings Ltd.	25,401
3,741	MBIA Inc.*(a)	30,601
1,157	Mercury General Corp.	54,506
2,070	National General Holdings Corp.	56,677
93	National Western Life Group Inc., Class A Shares	28,938
853	Navigators Group Inc. (The)	50,156
380	NI Holdings Inc.*	6,209
10,355	Old Republic International Corp.	217,248
1,863	Primerica Inc.	183,226
2,328	ProAssurance Corp.	89,395
2,727	Reinsurance Group of America Inc., Class A Shares	407,523
1,704	RenaissanceRe Holdings Ltd.	209,200
1,728	RLI Corp.	113,495

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Insurance - 1.9% - (continued)
617	Safety Insurance Group Inc.	$53,062
2,417	Selective Insurance Group Inc.	137,407
660	State Auto Financial Corp.	20,473
886	Stewart Information Services Corp.	37,380
3,866	Third Point Reinsurance Ltd.*	51,611
1,343	Tiptree Inc.	8,864
4,941	Torchmark Corp.	419,145
955	Trupanion Inc.*(a)	30,340
877	United Fire Group Inc.	47,042
885	United Insurance Holdings Corp.	18,311
1,319	Universal Insurance Holdings Inc.	47,022
3,264	Validus Holdings Ltd.	221,169
150	White Mountains Insurance Group Ltd.	135,312
5,334	Willis Towers Watson PLC	806,234
10,198	WMIH Corp.*	13,767
4,018	WR Berkley Corp.	307,257

	Total Insurance	11,261,607

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
1,163	AG Mortgage Investment Trust Inc.	21,957
17,980	AGNC Investment Corp.	338,384
4,060	Anworth Mortgage Asset Corp.	20,584
4,504	Apollo Commercial Real Estate Finance Inc.	83,729
1,117	Ares Commercial Real Estate Corp.	15,437
1,699	ARMOUR Residential REIT Inc.	39,366
4,276	Capstead Mortgage Corp.	39,125
405	Cherry Hill Mortgage Investment Corp.	7,282
7,874	Chimera Investment Corp.	144,960
6,468	CYS Investments Inc.	47,346
2,047	Dynex Capital Inc.	13,265
550	Ellington Residential Mortgage REIT	6,358
1,455	Exantas Capital Corp.	14,681
1,755	Granite Point Mortgage Trust Inc.	32,099
536	Great Ajax Corp.	7,081
2,123	Hannon Armstrong Sustainable Infrastructure Capital Inc.	38,936
5,084	Invesco Mortgage Capital Inc.	82,513
856	KKR Real Estate Finance Trust Inc.	17,420
3,335	Ladder Capital Corp., Class A Shares	51,759
16,899	MFA Financial Inc.	131,474
1,880	MTGE Investment Corp.	37,506
13,906	New Residential Investment Corp.	248,639
4,825	New York Mortgage Trust Inc.	29,722
2,404	Orchid Island Capital Inc., Class A Shares	17,718
673	Owens Realty Mortgage Inc.	11,313
2,631	PennyMac Mortgage Investment Trust	49,252
3,230	Redwood Trust Inc.	52,843
10,672	Starwood Property Trust Inc.	231,689
582	Sutherland Asset Management Corp.	9,079
1,042	TPG RE Finance Trust Inc.	21,278
7,782	Two Harbors Investment Corp.	121,010
2,078	Western Asset Mortgage Capital Corp.	21,964

	Total Mortgage Real Estate Investment Trusts (REITs)	2,005,769

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Thrifts & Mortgage Finance - 0.5%
626	BankFinancial Corp.	$11,149
2,902	Beneficial Bancorp Inc.	47,448
2,521	BofI Holding Inc.*(a)	103,890
322	BSB Bancorp Inc.*	10,900
5,423	Capitol Federal Financial Inc.	71,258
534	Charter Financial Corp.	13,099
1,367	Dime Community Bancshares Inc.	27,818
280	Entegra Financial Corp.*	7,980
526	ESSA Bancorp Inc.	8,353
3,385	Essent Group Ltd.*	116,105
373	Federal Agricultural Mortgage Corp., Class C Shares	34,879
425	First Defiance Financial Corp.	26,567
903	Flagstar Bancorp Inc.*	31,415
181	Greene County Bancorp Inc.	5,457
52	Hingham Institution for Savings	11,142
249	Home Bancorp Inc.	10,961
1,136	HomeStreet Inc.*	30,445
439	Impac Mortgage Holdings Inc.*(a)	3,736
4,474	Kearny Financial Corp.	64,649
3,402	LendingTree Inc.*(a)	880,778
693	Luther Burbank Corp.	8,489
238	Malvern Bancorp Inc.*	6,283
367	Merchants Bancorp	9,362
2,007	Meridian Bancorp Inc.	39,237
377	Meta Financial Group Inc.	42,658
15,475	MGIC Investment Corp.*	160,785
1,227	Nationstar Mortgage Holdings Inc.*	21,988
20,231	New York Community Bancorp Inc.	234,477
2,400	NMI Holdings Inc., Class A Shares*	39,960
1,872	Northfield Bancorp Inc.	30,588
3,994	Northwest Bancshares Inc.	68,857
1,798	OceanFirst Financial Corp.	52,717
4,389	Ocwen Financial Corp.*	19,180
1,717	Oritani Financial Corp.	27,300
729	PCSB Financial Corp.	14,901
1,332	PHH Corp.*	14,386
186	Provident Bancorp Inc.*	4,390
415	Provident Financial Holdings Inc.	7,615
2,597	Provident Financial Services Inc.	72,560
276	Prudential Bancorp Inc.	4,800
9,097	Radian Group Inc.	144,642
886	Riverview Bancorp Inc.	7,753
314	SI Financial Group Inc.	4,726
358	Southern Missouri Bancorp Inc.	13,088
828	Sterling Bancorp Inc.	11,277
291	Territorial Bancorp Inc.	8,899
2,250	TFS Financial Corp.	36,000
287	Timberland Bancorp Inc.	9,368
4,071	TrustCo Bank Corp. NY	35,418
2,449	United Community Financial Corp.	25,617

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Thrifts & Mortgage Finance - 0.5% - (continued)
2,169	United Financial Bancorp Inc.	$37,784
1,170	Walker & Dunlop Inc.	65,660
3,644	Washington Federal Inc.	118,248
1,087	Waterstone Financial Inc.	18,859
1,290	Western New England Bancorp Inc.	13,997
1,262	WSFS Financial Corp.	66,066

	Total Thrifts & Mortgage Finance	3,015,964

	TOTAL FINANCIALS	71,381,819

HEALTH CARE - 13.6%
Biotechnology - 2.4%
1,193	Abeona Therapeutics Inc.*(a)	21,116
4,159	ACADIA Pharmaceuticals Inc.*	75,278
14,025	Acceleron Pharma Inc.*	498,448
1,385	Achaogen Inc.*(a)	17,174
6,642	Achillion Pharmaceuticals Inc.*	22,516
1,824	Acorda Therapeutics Inc.*	47,880
828	Adamas Pharmaceuticals Inc.*	23,714
2,358	Aduro Biotech Inc.*	20,750
1,745	Advaxis Inc.*	3,176
3,576	Agenus Inc.*	11,980
2,081	Agios Pharmaceuticals Inc.*(a)	194,573
367	Aileron Therapeutics Inc.*	1,894
1,486	Aimmune Therapeutics Inc.*	49,172
1,901	Akebia Therapeutics Inc.*	18,668
2,666	Alder Biopharmaceuticals Inc.*	46,522
14,174	Alkermes PLC*	669,013
391	Allena Pharmaceuticals Inc.*	5,607
3,698	Alnylam Pharmaceuticals Inc.*	367,840
1,484	AMAG Pharmaceuticals Inc.*	36,284
7,799	Amicus Therapeutics Inc.*(a)	131,803
751	AnaptysBio Inc.*(a)	58,428
2,416	Anavex Life Sciences Corp.*(a)	6,644
450	Apellis Pharmaceuticals Inc.*	9,184
1,549	Ardelyx Inc.*	6,157
1,980	Arena Pharmaceuticals Inc.*	90,526
280	ARMO BioSciences Inc.*	14,000
8,362	Array BioPharma Inc.*	136,719
345	Arsanis Inc.*	5,941
1,258	Asterias Biotherapeutics Inc., Class A Shares*(a)	1,887
1,374	Atara Biotherapeutics Inc.*(a)	68,425
291	Athenex Inc.*	4,662
4,761	Athersys Inc.*	11,617
949	Audentes Therapeutics Inc.*	35,967
1,694	Axovant Sciences Ltd.*	2,863
901	Bellicum Pharmaceuticals Inc.*	7,280
4,160	BioCryst Pharmaceuticals Inc.*	26,749
1,324	Biohaven Pharmaceutical Holding Co., Ltd.*	46,340
10,397	BioMarin Pharmaceutical Inc.*	939,265
189	BioSpecifics Technologies Corp.*	8,176

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.6% - (continued)
Biotechnology - 2.4% - (continued)
3,583	BioTime Inc.*(a)	$8,026
2,061	Bluebird Bio Inc.*	369,022
1,782	Blueprint Medicines Corp.*	149,831
935	Calithera Biosciences Inc.*	4,815
426	Calyxt Inc.*	8,039
1,362	Cara Therapeutics Inc.*	21,302
2,892	Catalyst Pharmaceuticals Inc.*	11,105
5,617	Celldex Therapeutics Inc.*	3,259
1,063	ChemoCentryx Inc.*	13,798
1,495	Chimerix Inc.*	6,832
19,767	Clovis Oncology Inc.*	928,258
1,622	Coherus Biosciences Inc.*	25,303
950	Conatus Pharmaceuticals Inc.*	4,085
756	Concert Pharmaceuticals Inc.*	15,445
2,062	Corbus Pharmaceuticals Holdings Inc.*	12,784
528	Corvus Pharmaceuticals Inc.*	7,249
361	Cue Biopharma Inc.*	4,624
1,142	Curis Inc.*	3,175
1,589	Cytokinetics Inc.*	14,301
1,232	CytomX Therapeutics Inc.*	31,625
337	Deciphera Pharmaceuticals Inc.*	8,668
662	Denali Therapeutics Inc.*(a)	12,730
2,563	Dynavax Technologies Corp.*(a)	40,495
339	Eagle Pharmaceuticals Inc.*	22,852
750	Edge Therapeutics Inc.*	699
1,517	Editas Medicine Inc.*(a)	58,131
1,418	Emergent BioSolutions Inc.*	73,112
659	Enanta Pharmaceuticals Inc.*	65,762
2,067	Epizyme Inc.*	36,069
715	Esperion Therapeutics Inc.*(a)	27,520
12,830	Exact Sciences Corp.*	763,898
12,414	Exelixis Inc.*	257,342
25,050	Fate Therapeutics Inc.*(a)	274,297
2,921	FibroGen Inc.*	157,442
1,630	Five Prime Therapeutics Inc.*	28,623
1,384	Flexion Therapeutics Inc.*	37,520
2,134	Fortress Biotech Inc.*	7,362
611	Foundation Medicine Inc.*	60,581
561	G1 Therapeutics Inc.*	24,297
1,818	Genocea Biosciences Inc.*	1,691
838	Genomic Health Inc.*	33,453
7,139	Geron Corp.*(a)	28,913
1,591	Global Blood Therapeutics Inc.*	76,607
5,029	Halozyme Therapeutics Inc.*	92,534
2,258	Heron Therapeutics Inc.*	73,611
6,022	Idera Pharmaceuticals Inc.*	12,345
655	Immune Design Corp.*	2,947
4,223	ImmunoGen Inc.*	48,396
4,305	Immunomedics Inc.*(a)	94,968
8,110	Incyte Corp.*	553,670

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.6% - (continued)
Biotechnology - 2.4% - (continued)
3,158	Inovio Pharmaceuticals Inc.*	$15,032
3,217	Insmed Inc.*	89,626
1,137	Insys Therapeutics Inc.*(a)	7,413
707	Intellia Therapeutics Inc.*	19,160
757	Intercept Pharmaceuticals Inc.*(a)	53,149
2,573	Intrexon Corp.*(a)	42,660
1,473	Invitae Corp.*	10,900
5,234	Ionis Pharmaceuticals Inc.*	244,166
3,070	Iovance Biotherapeutics Inc.*	44,822
39,483	Ironwood Pharmaceuticals Inc., Class A Shares*	733,594
747	Jounce Therapeutics Inc.*	8,404
1,658	Karyopharm Therapeutics Inc.*	30,806
3,236	Keryx Biopharmaceuticals Inc.*(a)	17,054
763	Kindred Biosciences Inc.*	7,783
886	Kura Oncology Inc.*	14,752
739	La Jolla Pharmaceutical Co.*	23,057
1,789	Lexicon Pharmaceuticals Inc.*	20,752
865	Ligand Pharmaceuticals Inc.*	166,279
960	Loxo Oncology Inc.*	170,237
1,443	MacroGenics Inc.*	32,799
224	Madrigal Pharmaceuticals Inc.*	59,497
1,718	Matinas BioPharma Holdings Inc.*	964
1,587	MediciNova Inc.*	14,696
548	Merrimack Pharmaceuticals Inc.*	4,806
363	Mersana Therapeutics Inc.*	7,598
4,369	MiMedx Group Inc.*(a)	36,787
929	Minerva Neurosciences Inc.*	8,175
510	Miragen Therapeutics Inc.*	3,606
3,188	Momenta Pharmaceuticals Inc.*	75,237
2,750	Myriad Genetics Inc.*	100,402
1,428	NantKwest Inc.*	5,226
1,183	Natera Inc.*	13,794
10,725	Neurocrine Biosciences Inc.*	1,032,388
1,206	NewLink Genetics Corp.*(a)	6,344
13,219	Novavax Inc.*	21,547
465	Novelion Therapeutics Inc.*	1,953
1,230	Nymox Pharmaceutical Corp.*	4,330
14,044	OPKO Health Inc.*(a)	54,491
6,397	Organovo Holdings Inc.*(a)	12,602
364	Ovid therapeutics Inc.*	2,872
5,689	PDL BioPharma Inc.*	15,190
1,286	Pieris Pharmaceuticals Inc.*	7,227
2,390	Portola Pharmaceuticals Inc.*	95,958
2,980	Progenics Pharmaceuticals Inc.*	22,648
604	Protagonist Therapeutics Inc.*	4,397
1,617	Prothena Corp. PLC*	21,813
1,691	PTC Therapeutics Inc.*	57,325
1,300	Puma Biotechnology Inc.*	68,835
491	Ra Pharmaceuticals Inc.*	3,388
1,612	Radius Health Inc.*	45,942

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.6% - (continued)
Biotechnology - 2.4% - (continued)
719	Recro Pharma Inc.*	$3,919
1,161	REGENXBIO Inc.*	62,926
1,589	Repligen Corp.*	69,407
1,625	Retrophin Inc.*	45,516
342	Rhythm Pharmaceuticals Inc.*	10,988
5,841	Rigel Pharmaceuticals Inc.*	18,983
1,775	Sage Therapeutics Inc.*	271,025
3,529	Sangamo Therapeutics Inc.*	58,052
2,568	Sarepta Therapeutics Inc.*	241,007
4,461	Seattle Genetics Inc.*	269,846
737	Selecta Biosciences Inc.*	8,822
629	Seres Therapeutics Inc.*	5,063
374	Solid Biosciences Inc.*	8,071
1,163	Spark Therapeutics Inc.*(a)	92,796
3,657	Spectrum Pharmaceuticals Inc.*	70,544
462	Spero Therapeutics Inc.*	4,916
1,192	Stemline Therapeutics Inc.*	23,423
683	Syndax Pharmaceuticals Inc.*	5,963
10,024	Synergy Pharmaceuticals Inc.*(a)	15,938
832	Syros Pharmaceuticals Inc.*	10,342
12,096	TESARO Inc.*(a)	553,634
2,120	TG Therapeutics Inc.*	28,408
505	Tocagen Inc.*	4,737
2,233	Trevena Inc.*	4,176
1,871	Ultragenyx Pharmaceutical Inc.*	136,957
1,817	United Therapeutics Corp.*	193,656
1,876	Vanda Pharmaceuticals Inc.*	33,018
1,105	VBI Vaccines Inc.*	3,437
1,401	Veracyte Inc.*	10,718
1,866	Versartis Inc.*	2,612
776	Voyager Therapeutics Inc.*	15,419
134	vTv Therapeutics Inc., Class A Shares*(a)	238
905	XBiotech Inc.*	3,891
1,624	Xencor Inc.*	64,976
5,622	ZIOPHARM Oncology Inc.*(a)	27,548

	Total Biotechnology	14,307,106

Health Care Equipment & Supplies - 4.7%
922	Abaxis Inc.	76,342
2,855	ABIOMED Inc.*	1,088,155
115,855	Accuray Inc.*	509,762
2,085	Align Technology Inc.*	692,116
522	Analogic Corp.	43,665
1,537	AngioDynamics Inc.*	32,323
605	Anika Therapeutics Inc.*	24,599
5,210	Antares Pharma Inc.*	13,598
20,556	AtriCure Inc.*	487,383
59	Atrion Corp.	34,810
1,147	AxoGen Inc.*	56,318
15,834	Becton Dickinson and Co.	3,508,656
13,711	Cantel Medical Corp.	1,495,733

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.6% - (continued)
Health Care Equipment & Supplies - 4.7% - (continued)
1,411	Cardiovascular Systems Inc.*	$42,471
5,042	Cerus Corp.*	33,227
1,766	ConforMIS Inc.*	2,455
1,155	CONMED Corp.	79,291
8,073	Cooper Cos., Inc. (The)	1,827,001
4,883	Corindus Vascular Robotics Inc.*(a)	3,663
1,360	CryoLife Inc.*	37,468
530	Cutera Inc.*	22,260
6,867	DENTSPLY SIRONA Inc.	300,843
3,638	DexCom Inc.*(a)	320,108
6,213	Edwards Lifesciences Corp.*	853,107
4,134	Endologix Inc.*	23,192
372	FONAR Corp.*	9,932
2,590	GenMark Diagnostics Inc.*	18,985
1,206	Glaukos Corp.*	45,551
2,950	Globus Medical Inc., Class A Shares*	163,872
2,272	Haemonetics Corp.*	205,275
1,961	Halyard Health Inc.*	107,659
273	Heska Corp.*	29,195
2,788	Hill-Rom Holdings Inc.	256,496
643	ICU Medical Inc.*	187,145
729	Inogen Inc.*	133,181
9,194	Insulet Corp.*	862,305
1,310	Integer Holdings Corp.*	86,460
30,966	Integra LifeSciences Holdings Corp.*	1,998,546
1,278	Invacare Corp.	21,087
604	iRhythm Technologies Inc.*	45,922
1,742	K2M Group Holdings Inc.*	41,268
1,279	Lantheus Holdings Inc.*	17,906
585	LeMaitre Vascular Inc.	19,937
2,035	LivaNova PLC*	191,392
22,726	Masimo Corp.*	2,251,010
1,775	Meridian Bioscience Inc.	26,270
7,876	Merit Medical Systems Inc.*	404,039
1,281	Natus Medical Inc.*	47,269
2,115	Neogen Corp.*	160,127
6,498	Nevro Corp.*	511,328
22,039	Novocure Ltd.*	693,126
2,143	NuVasive Inc.*	109,850
2,727	NxStage Medical Inc.*	75,374
426	Obalon Therapeutics Inc.*	1,073
2,380	OraSure Technologies Inc.*	40,484
726	Orthofix International NV*	39,676
412	OrthoPediatrics Corp.*	8,677
1,049	Oxford Immunotec Global PLC*	15,127
1,237	Penumbra Inc.*	199,033
392	Pulse Biosciences Inc.*	6,190
1,195	Quidel Corp.*	74,926
1,673	Quotient Ltd.*(a)	12,062
5,999	ResMed Inc.	616,757

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.6% - (continued)
Health Care Equipment & Supplies - 4.7% - (continued)
1,804	Rockwell Medical Inc.*(a)	$9,705
2,021	RTI Surgical Inc.*	9,195
799	Sientra Inc.*	14,430
1,735	STAAR Surgical Co.*	51,616
12,550	STERIS PLC	1,303,192
635	Surmodics Inc.*	32,893
550	Tactile Systems Technology Inc.*	27,296
4,350	Teleflex Inc.	1,162,146
119	Utah Medical Products Inc.	12,453
58,737	Varex Imaging Corp.*	2,170,919
1,208	ViewRay Inc.*(a)	8,710
588	Viveve Medical Inc.*	1,564
3,123	West Pharmaceutical Services Inc.	290,439
46,354	Wright Medical Group NV*(a)	1,156,996

	Total Health Care Equipment & Supplies	27,594,612

Health Care Providers & Services - 1.7%
454	AAC Holdings Inc.*	4,885
33,673	Acadia Healthcare Co., Inc.*(a)	1,353,318
1,123	Aceto Corp.	2,965
331	Addus HomeCare Corp.*	18,950
1,196	Amedisys Inc.*	91,315
409	American Renal Associates Holdings Inc.*(a)	5,906
1,967	AMN Healthcare Services Inc.*	111,135
4,442	BioScrip Inc.*	11,771
1,338	BioTelemetry Inc.*	56,531
7,774	Brookdale Senior Living Inc.*	61,181
879	Capital Senior Living Corp.*	9,590
673	Chemed Corp.	219,398
820	Civitas Solutions Inc.*	13,202
3,999	Community Health Systems Inc.*	16,356
392	CorVel Corp.*	19,796
1,325	Cross Country Healthcare Inc.*	16,152
2,041	Diplomat Pharmacy Inc.*	48,045
4,200	Encompass Health Corp.	271,950
2,028	Ensign Group Inc. (The)	74,245
22,613	Envision Healthcare Corp.*	969,645
2,272	Genesis Healthcare Inc., Class A Shares*	4,771
2,107	HealthEquity Inc.*	156,571
3,587	Kindred Healthcare Inc.*	32,104
14,275	Laboratory Corp. of America Holdings*	2,577,922
1,150	LHC Group Inc.*	88,516
1,530	LifePoint Health Inc.*	80,860
1,011	Magellan Health Inc.*	92,456
3,872	MEDNAX Inc.*	177,531
9,933	Molina Healthcare Inc.*	843,610
476	National HealthCare Corp.	31,606
372	National Research Corp.	12,815
2,555	Owens & Minor Inc.	41,646
13,139	Patterson Cos., Inc.	274,868
351	PetIQ Inc., Class A Shares*(a)	6,722

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.6% - (continued)
Health Care Providers & Services - 1.7% - (continued)
2,286	Premier Inc., Class A Shares*(a)	$74,569
479	Providence Service Corp. (The)*	34,488
4,334	R1 RCM Inc.*	34,369
1,887	RadNet Inc.*	23,965
4,527	Select Medical Holdings Corp.*	81,939
730	Surgery Partners Inc.*	11,863
3,415	Tenet Healthcare Corp.*	120,993
31,000	Tivity Health Inc.*	1,086,550
932	Triple-S Management Corp., Class B Shares*	34,158
512	US Physical Therapy Inc.	47,795
1,910	WellCare Health Plans Inc.*	423,390

	Total Health Care Providers & Services	9,772,413

Health Care Technology - 0.6%
86,043	Allscripts Healthcare Solutions Inc.*	1,088,444
1,682	athenahealth Inc.*	253,091
2,904	Castlight Health Inc., Class B Shares*	10,454
431	Computer Programs & Systems Inc.	14,029
1,543	Cotiviti Holdings Inc.*	52,632
2,511	Evolent Health Inc., Class A Shares*(a)	51,350
1,089	HealthStream Inc.	30,329
3,525	HMS Holdings Corp.*	76,246
2,702	Inovalon Holdings Inc., Class A Shares*(a)	28,101
2,372	Medidata Solutions Inc.*	183,024
1,079	NantHealth Inc.*	3,690
20,746	Omnicell Inc.*	965,726
2,244	Quality Systems Inc.*	39,494
445	Simulations Plus Inc.	8,544
509	Tabula Rasa HealthCare Inc.*	27,766
2,439	Teladoc Inc.*(a)	124,145
4,709	Veeva Systems Inc., Class A Shares*	364,288
1,225	Vocera Communications Inc.*	33,099

	Total Health Care Technology	3,354,452

Life Sciences Tools & Services - 2.3%
1,096	Accelerate Diagnostics Inc.*	22,358
43,614	Agilent Technologies Inc.	2,700,579
6,856	Bio-Rad Laboratories Inc., Class A Shares*	1,968,563
1,604	Bio-Techne Corp.	241,113
4,280	Bruker Corp.	129,556
1,363	Cambrex Corp.*	61,744
16,231	Charles River Laboratories International Inc.*	1,745,157
1,571	Codexis Inc.*	23,565
1,486	Enzo Biochem Inc.*	9,659
115,005	Fluidigm Corp.*	640,578
12,460	ICON PLC, ADR*	1,607,091
2,779	Illumina Inc.*	757,111
30,919	Luminex Corp.	875,626
383	Medpace Holdings Inc.*	16,147
26,275	NanoString Technologies Inc.*	338,685
2,326	NeoGenomics Inc.*	26,982
5,435	Pacific Biosciences of California Inc.*	13,751

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.6% - (continued)
Life Sciences Tools & Services - 2.3% - (continued)
4,782	PerkinElmer Inc.	$355,446
2,118	PRA Health Sciences Inc.*	179,818
32,713	QIAGEN NV*	1,187,809
370	Quanterix Corp.*	6,808
2,293	Syneos Health Inc., Class A Shares*	98,599
4,167	Waters Corp.*	802,647

	Total Life Sciences Tools & Services	13,809,392

Pharmaceuticals - 1.9%
29,621	Aclaris Therapeutics Inc.*(a)	535,251
1,403	Aerie Pharmaceuticals Inc.*	71,974
792	Akcea Therapeutics Inc.*(a)	19,198
3,786	Akorn Inc.*	52,890
47,584	Amneal Pharmaceuticals Inc.*(a)	939,308
1,535	Amphastar Pharmaceuticals Inc.*	24,253
338	ANI Pharmaceuticals Inc.*	21,392
1,861	Aratana Therapeutics Inc.*(a)	9,491
679	Assembly Biosciences Inc.*	28,715
26,673	Catalent Inc.*	1,047,182
988	Clearside Biomedical Inc.*(a)	9,742
1,056	Collegium Pharmaceutical Inc.*	23,887
3,835	Corcept Therapeutics Inc.*(a)	70,947
860	Corium International Inc.*	7,344
184,110	Correvio Pharma Corp.*	405,042
2,423	Depomed Inc.*	15,071
1,602	Dermira Inc.*	13,905
250	Dova Pharmaceuticals Inc.*	5,498
6,490	Durect Corp.*	12,461
9,410	Endo International PLC*	59,189
6,862	Horizon Pharma PLC*	111,851
3,156	Innoviva Inc.*	46,677
26,110	Intersect ENT Inc.*	1,113,592
1,783	Intra-Cellular Therapies Inc.*	41,508
426	Kala Pharmaceuticals Inc.*	6,492
1,196	Lannett Co., Inc.*(a)	19,794
16,497	Mallinckrodt PLC*	277,974
38,538	Medicines Co. (The)*(a)	1,304,897
418	Melinta Therapeutics Inc.*	2,738
265	Menlo Therapeutics Inc.*	2,218
826	MyoKardia Inc.*	39,318
23,152	Nektar Therapeutics, Class A Shares*	1,858,411
1,067	Neos Therapeutics Inc.*	7,202
1,095	Ocular Therapeutix Inc.*	7,413
285	Odonate Therapeutics Inc.*	6,837
1,915	Omeros Corp.*	39,104
404	Optinose Inc.*(a)	9,320
1,627	Otonomy Inc.*	7,159
1,650	Pacira Pharmaceuticals Inc.*	56,512
970	Paratek Pharmaceuticals Inc.*	10,137
835	Phibro Animal Health Corp., Class A Shares	37,742
2,234	Prestige Brands Holdings Inc.*	74,683

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.6% - (continued)
Pharmaceuticals - 1.9% - (continued)
572	Reata Pharmaceuticals Inc., Class A Shares*	$20,300
1,122	Revance Therapeutics Inc.*	31,304
333	scPharmaceuticals Inc.*	3,310
627	Sienna Biopharmaceuticals Inc.*	9,399
954	Strongbridge Biopharma PLC*	6,201
2,032	Supernus Pharmaceuticals Inc.*	114,503
2,397	Teligent Inc.*(a)	6,688
2,531	Tetraphase Pharmaceuticals Inc.*	9,441
6,966	TherapeuticsMD Inc.*(a)	41,169
1,759	Theravance Biopharma Inc.*(a)	42,814
565	WaVe Life Sciences Ltd.*	26,301
24,865	Zoetis Inc., Class A Shares	2,081,201
1,437	Zogenix Inc.*	61,144
238	Zynerba Pharmaceuticals Inc.*	2,539

	Total Pharmaceuticals	10,910,633

	TOTAL HEALTH CARE	79,748,608

INDUSTRIALS - 18.5%
Aerospace & Defense - 3.5%
1,425	AAR Corp.	63,683
2,906	Aerojet Rocketdyne Holdings Inc.*	84,100
1,681	Aerovironment Inc.*	97,263
901	Astronics Corp.*	31,715
2,209	Axon Enterprise Inc.*	140,669
14,582	BWX Technologies Inc.	973,203
36,006	Cubic Corp.	2,504,217
1,854	Curtiss-Wright Corp.	235,921
435	Ducommun Inc.*	14,686
743	Engility Holdings Inc.*	23,360
1,095	Esterline Technologies Corp.*	79,880
1,278	HEICO Corp.	117,397
19,599	HEICO Corp., Class A Shares	1,490,504
68,728	Hexcel Corp.	4,868,004
1,896	Huntington Ingalls Industries Inc.	419,149
84,320	KEYW Holding Corp. (The)*(a)	796,824
23,647	KLX Inc.*	1,745,858
3,598	Kratos Defense & Security Solutions Inc.*	40,262
16,269	Mercury Systems Inc.*	600,814
1,404	Moog Inc., Class A Shares	114,468
208	National Presto Industries Inc.	23,483
2,432	Orbital ATK Inc.	325,207
492	Sparton Corp.*	9,127
17,559	Spirit AeroSystems Holdings Inc., Class A Shares	1,487,423
9,143	Teledyne Technologies Inc.*	1,841,949
2,046	Triumph Group Inc.	43,375
531	Vectrus Inc.*	17,029
200,561	Wesco Aircraft Holdings Inc.*	2,306,451

	Total Aerospace & Defense	20,496,021

Air Freight & Logistics - 0.3%
2,466	Air Transport Services Group Inc.*	51,786

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Air Freight & Logistics - 0.3% - (continued)
971	Atlas Air Worldwide Holdings Inc.*	$66,173
38,759	Echo Global Logistics Inc.*	1,077,500
1,325	Forward Air Corp.	78,599
1,365	Hub Group Inc., Class A Shares*	68,182
1,739	Radiant Logistics Inc.*	7,043
5,063	XPO Logistics Inc.*	532,881

	Total Air Freight & Logistics	1,882,164

Airlines - 0.3%
5,112	Alaska Air Group Inc.	310,861
537	Allegiant Travel Co., Class A Shares	81,275
1,311	Copa Holdings SA, Class A Shares	145,259
2,173	Hawaiian Holdings Inc.	80,401
49,812	JetBlue Airways Corp.*	940,948
2,137	SkyWest Inc.	121,809
2,929	Spirit Airlines Inc.*	107,465

	Total Airlines	1,788,018

Building Products - 1.2%
1,725	AAON Inc.	52,612
1,482	Advanced Drainage Systems Inc.	42,978
4,055	Allegion PLC	309,924
592	American Woodmark Corp.*	61,035
20,203	AO Smith Corp.	1,274,203
1,182	Apogee Enterprises Inc.	51,594
1,058	Armstrong Flooring Inc.*	13,860
1,903	Armstrong World Industries Inc.*	115,322
4,641	Builders FirstSource Inc.*	90,871
952	Caesarstone Ltd.(a)	14,899
1,587	Continental Building Products Inc.*	48,007
612	CSW Industrials Inc.*	29,743
6,458	Fortune Brands Home & Security Inc.	362,746
1,327	Gibraltar Industries Inc.*	52,615
1,232	Griffon Corp.	27,966
765	Insteel Industries Inc.	23,929
24,729	JELD-WEN Holding Inc.*	676,833
1,614	Lennox International Inc.	328,142
1,189	Masonite International Corp.*	78,593
118,827	NCI Building Systems Inc.*	2,275,537
4,736	Owens Corning	299,410
1,019	Patrick Industries Inc.*	61,751
2,048	PGT Innovations Inc.*	42,394
1,441	Quanex Building Products Corp.	24,209
1,786	Simpson Manufacturing Co., Inc.	113,072
1,242	Trex Co., Inc.*	146,345
2,519	Universal Forest Products Inc.	92,649
3,570	USG Corp.*	148,084

	Total Building Products	6,859,323

Commercial Services & Supplies - 2.0%
2,342	ABM Industries Inc.	66,653
4,418	ACCO Brands Corp.	56,992
4,653	ADT Inc.(a)	34,991

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Commercial Services & Supplies - 2.0% - (continued)
2,329	Advanced Disposal Services Inc.*	$54,452
633	Aqua Metals Inc.*(a)	2,197
1,684	ARC Document Solutions Inc.*	3,284
1,944	Brady Corp., Class A Shares	75,816
1,901	Brink’s Co. (The)	150,654
1,658	Casella Waste Systems Inc., Class A Shares*	39,096
1,470	CECO Environmental Corp.	8,394
1,021	Cimpress NV*	142,154
10,643	Cintas Corp.	1,939,687
16,055	Clean Harbors Inc.*	850,915
8,492	Copart Inc.*	465,616
126,944	Covanta Holding Corp.	2,069,187
2,006	Deluxe Corp.	133,479
1,208	Ennis Inc.	22,046
1,527	Essendant Inc.	21,363
3,005	Healthcare Services Group Inc.	108,631
554	Heritage-Crystal Clean Inc.*	11,246
2,507	Herman Miller Inc.	82,104
1,818	HNI Corp.	67,466
1,802	Hudson Technologies Inc.*(a)	3,964
1,945	InnerWorkings Inc.*	17,097
2,502	Interface Inc., Class A Shares	56,795
28,974	KAR Auction Services Inc.	1,528,958
1,550	Kimball International Inc., Class B Shares	25,188
2,029	Knoll Inc.	40,986
1,441	LSC Communications Inc.	18,243
7,724	Matthews International Corp., Class A Shares	424,820
985	McGrath RentCorp.	64,104
1,847	Mobile Mini Inc.	84,223
5,258	MSA Safety Inc.	488,994
570	Multi-Color Corp.	39,558
157	NL Industries Inc.*	1,452
7,875	Pitney Bowes Inc.	70,088
1,325	Quad/Graphics Inc.	26,195
4,012	Rollins Inc.	199,677
2,962	RR Donnelley & Sons Co.	18,483
729	SP Plus Corp.*	26,244
3,543	Steelcase Inc., Class A Shares	51,019
1,228	Team Inc.*(a)	26,095
2,500	Tetra Tech Inc.	137,375
652	UniFirst Corp.	115,795
913	US Ecology Inc.	55,328
842	Viad Corp.	44,542
364	VSE Corp.	17,985
21,546	Waste Connections Inc.	1,656,456

	Total Commercial Services & Supplies	11,646,087

Construction & Engineering - 1.9%
6,737	AECOM*	222,321
1,355	Aegion Corp., Class A Shares*	34,824
881	Ameresco Inc., Class A Shares*	10,528

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Construction & Engineering - 1.9% - (continued)
609	Argan Inc.	$23,568
1,546	Comfort Systems USA Inc.	72,430
1,245	Dycom Industries Inc.*	115,984
33,092	EMCOR Group Inc.	2,512,676
5,946	Fluor Corp.	289,808
8,937	Granite Construction Inc.	508,247
2,140	Great Lakes Dredge & Dock Corp.*	10,753
1,890	HC2 Holdings Inc.*	11,624
506	IES Holdings Inc.*	8,931
54,136	Jacobs Engineering Group Inc.	3,508,013
52,423	KBR Inc.	965,632
124,697	Layne Christensen Co.*	1,900,382
2,775	MasTec Inc.*	129,454
670	MYR Group Inc.*	26,157
576	Northwest Pipe Co.*	12,125
343	NV5 Global Inc.*	21,540
1,240	Orion Group Holdings Inc.*	9,622
1,648	Primoris Services Corp.	42,963
6,334	Quanta Services Inc.*	228,087
1,080	Sterling Construction Co., Inc.*	13,727
1,562	Tutor Perini Corp.*	30,928
3,755	Valmont Industries Inc.	548,793

	Total Construction & Engineering	11,259,117

Electrical Equipment - 1.1%
328	Allied Motion Technologies Inc.	15,862
1,385	Atkore International Group Inc.*	29,916
55,848	AZZ Inc.	2,415,426
191,077	Babcock & Wilcox Enterprises Inc.*(a)	471,960
840	Encore Wire Corp.	40,656
791	Energous Corp.*(a)	14,578
1,826	EnerSys	145,916
2,631	Generac Holdings Inc.*	131,787
2,040	General Cable Corp.(a)	60,486
2,299	Hubbell Inc., Class B Shares	247,579
1,036	LSI Industries Inc.	5,698
9,628	Plug Power Inc.*(a)	18,004
407	Powell Industries Inc.	13,761
144	Preformed Line Products Co.	11,095
1,877	Regal Beloit Corp.	149,128
720	Revolution Lighting Technologies Inc.*	3,067
7,271	Sensata Technologies Holding PLC*	371,475
3,584	Sunrun Inc.*	43,367
102,066	Thermon Group Holdings Inc.*	2,353,642
577	TPI Composites Inc.*	15,175
674	Vicor Corp.*	29,555
1,359	Vivint Solar Inc.*	5,436

	Total Electrical Equipment	6,593,569

Industrial Conglomerates - 0.6%
16,579	Carlisle Cos., Inc.	1,780,419
1,519	Raven Industries Inc.	57,418

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Industrial Conglomerates - 0.6% - (continued)
5,982	Roper Technologies Inc.	$1,649,776

	Total Industrial Conglomerates	3,487,613

Machinery - 3.9%
26,847	Actuant Corp., Class A Shares	626,877
2,797	AGCO Corp.	177,889
396	Alamo Group Inc.	36,515
1,203	Albany International Corp., Class A Shares	73,984
5,242	Allison Transmission Holdings Inc.	216,547
1,204	Altra Industrial Motion Corp.	49,785
357	American Railcar Industries Inc.	14,519
890	Astec Industries Inc.	52,074
2,155	Barnes Group Inc.	128,050
349	Blue Bird Corp.*	6,544
1,744	Briggs & Stratton Corp.	32,177
1,284	Chart Industries Inc.*	82,728
692	CIRCOR International Inc.	33,306
3,747	Colfax Corp.*	114,583
927	Columbus McKinnon Corp.	38,406
1,068	Commercial Vehicle Group Inc.*	8,469
2,092	Crane Co.	173,866
536	DMC Global Inc.	24,040
5,474	Donaldson Co., Inc.	258,373
933	Douglas Dynamics Inc.	42,965
203	Eastern Co. (The)	6,202
1,692	Energy Recovery Inc.*(a)	14,061
886	EnPro Industries Inc.	65,263
1,066	ESCO Technologies Inc.	59,803
2,120	Evoqua Water Technologies Corp.*	40,895
462	ExOne Co. (The)*	3,128
2,485	Federal Signal Corp.	59,367
35,205	Flowserve Corp.	1,455,375
1,942	Franklin Electric Co., Inc.	89,817
365	FreightCar America Inc.	6,249
4,378	Gardner Denver Holdings Inc.*	143,905
1,978	Gates Industrial Corp. PLC*	29,393
303	Gencor Industries Inc.*	4,742
909	Global Brass & Copper Holdings Inc.	28,543
833	Gorman-Rupp Co. (The)	27,797
7,056	Graco Inc.	320,342
303	Graham Corp.	7,730
1,148	Greenbrier Cos., Inc. (The)(a)	57,056
34,676	Harsco Corp.*	849,562
2,702	Hillenbrand Inc.	126,048
226	Hurco Cos., Inc.	10,837
433	Hyster-Yale Materials Handling Inc.	28,881
21,634	IDEX Corp.	3,000,203
15,654	ITT Inc.	808,059
1,299	John Bean Technologies Corp.	114,702
455	Kadant Inc.	44,385
3,484	Kennametal Inc.	129,709

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Machinery - 3.9% - (continued)
341	LB Foster Co., Class A Shares*	$7,911
2,471	Lincoln Electric Holdings Inc.	221,402
438	Lindsay Corp.	43,108
699	Lydall Inc.*	29,288
99,757	Manitowoc Co., Inc. (The)*	2,443,049
3,524	Meritor Inc.*	73,123
2,326	Middleby Corp. (The)*	231,716
57,895	Milacron Holdings Corp.*	1,141,110
563	Miller Industries Inc.	15,004
2,391	Mueller Industries Inc.	72,208
6,491	Mueller Water Products Inc., Class A Shares	77,308
2,089	Navistar International Corp.*	78,212
1,143	NN Inc.	24,689
2,445	Nordson Corp.	307,165
97	Omega Flex Inc.	6,745
3,164	Oshkosh Corp.	230,181
375	Park-Ohio Holdings Corp.	14,794
1,051	Proto Labs Inc.*	126,751
1,045	RBC Bearings Inc.*	131,367
1,393	REV Group Inc.	23,625
4,506	Rexnord Corp.*	131,485
10,866	Snap-on Inc.	1,606,212
1,442	Spartan Motors Inc.	22,351
1,783	SPX Corp.*	61,086
48,590	SPX FLOW Inc.*	2,117,066
526	Standex International Corp.	52,468
1,179	Sun Hydraulics Corp.	58,667
738	Tennant Co.	58,154
3,299	Terex Corp.	130,574
2,927	Timken Co. (The)	138,447
2,098	Titan International Inc.	24,358
4,435	Toro Co. (The)	257,230
1,903	TriMas Corp.*	54,426
6,385	Trinity Industries Inc.	220,219
12,019	Twin Disc Inc.*	333,167
2,451	Wabash National Corp.	49,045
2,133	WABCO Holdings Inc.*	257,944
11,686	Wabtec Corp.(a)	1,139,502
1,216	Watts Water Technologies Inc., Class A Shares	93,571
5,703	Welbilt Inc.*	111,037
2,219	Woodward Inc.	168,134
7,651	Xylem Inc.	538,630

	Total Machinery	22,646,280

Marine - 0.1%
2,660	Costamare Inc.	19,391
38,400	Danaos Corp.*(a)	55,680
1,279	Eagle Bulk Shipping Inc.*	7,380
197	Genco Shipping & Trading Ltd.*	3,611
2,239	Kirby Corp.*	203,077
1,766	Matson Inc.	60,468

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Marine - 0.1% - (continued)
4,582	Navios Maritime Holdings Inc.*	$3,727
2,124	Safe Bulkers Inc.*	7,583
2,474	Scorpio Bulkers Inc.	18,184

	Total Marine	379,101

Professional Services - 0.9%
721	Acacia Research Corp.*	2,776
2,091	ASGN Inc.*	161,007
296	Barrett Business Services Inc.	25,521
266	BG Staffing Inc.	4,913
2,158	CBIZ Inc.*	44,563
1,519	CoStar Group Inc.*	579,073
296	CRA International Inc.	16,014
1,550	Dun & Bradstreet Corp. (The)	190,356
1,123	Exponent Inc.	110,391
490	Forrester Research Inc.	20,702
449	Franklin Covey Co.*	12,594
1,600	FTI Consulting Inc.*	99,184
467	GP Strategies Corp.*	8,990
773	Heidrick & Struggles International Inc.	29,219
1,829	Hill International Inc.*	10,151
917	Huron Consulting Group Inc.*	37,138
751	ICF International Inc.	53,058
1,520	Insperity Inc.	139,840
1,287	Kelly Services Inc., Class A Shares	28,842
991	Kforce Inc.	33,347
2,208	Korn/Ferry International	120,733
2,815	ManpowerGroup Inc.	253,350
121,284	Mistras Group Inc.*	2,334,717
1,919	Navigant Consulting Inc.*	46,747
84	Red Violet Inc.*	609
1,405	Resources Connection Inc.	23,393
5,190	Robert Half International Inc.	330,499
1,935	RPX Corp.	20,221
7,715	TransUnion	529,249
1,738	TriNet Group Inc.*	93,226
1,711	TrueBlue Inc.*	44,144
1,664	WageWorks Inc.*	78,957
345	Willdan Group Inc.*	9,833

	Total Professional Services	5,493,357

Road & Rail - 0.9%
208	AMERCO	67,171
1,087	ArcBest Corp.	51,578
18,782	Avis Budget Group Inc.*	732,310
569	Covenant Transportation Group Inc., Class A Shares*	17,116
1,190	Daseke Inc.*	11,329
2,634	Genesee & Wyoming Inc., Class A Shares*	205,742
1,957	Heartland Express Inc.	36,557
35,107	Hertz Global Holdings Inc.*(a)	529,765
20,128	Knight-Swift Transportation Holdings Inc., Class A Shares	818,807
1,748	Landstar System Inc.	198,223

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.5% - (continued)
Road & Rail - 0.9% - (continued)
1,625	Marten Transport Ltd.	$37,050
2,596	Old Dominion Freight Line Inc.	404,872
1,683	Roadrunner Transportation Systems Inc.*	3,046
30,245	Ryder System Inc.	2,028,835
1,061	Saia Inc.*	87,426
1,746	Schneider National Inc., Class B Shares	51,472
346	Universal Logistics Holdings Inc.	8,615
1,985	Werner Enterprises Inc.	77,812
1,308	YRC Worldwide Inc.*	14,022

	Total Road & Rail	5,381,748

Trading Companies & Distributors - 1.8%
4,046	Air Lease Corp., Class A Shares	179,683
1,998	Aircastle Ltd.	42,677
1,695	Applied Industrial Technologies Inc.	118,226
16,236	Beacon Roofing Supply Inc.*	680,288
2,743	BMC Stock Holdings Inc.*	55,820
826	CAI International Inc.*	19,832
662	DXP Enterprises Inc.*	25,831
170	EnviroStar Inc.	6,545
680	Foundation Building Materials Inc.*	10,438
1,662	GATX Corp.	119,498
1,424	GMS Inc.*	42,649
1,325	H&E Equipment Services Inc.	45,805
28,160	HD Supply Holdings Inc.*	1,146,957
1,016	Herc Holdings Inc.*	55,524
892	Huttig Building Products Inc.*	5,040
1,179	Kaman Corp.	83,438
376	Lawson Products Inc.*	9,043
3,741	MRC Global Inc.*	77,252
1,833	MSC Industrial Direct Co., Inc., Class A Shares	168,324
1,121	Nexeo Solutions Inc.*	10,851
4,486	NOW Inc.*	63,073
35,583	Rush Enterprises Inc., Class A Shares*	1,531,137
276	Rush Enterprises Inc., Class B Shares*	11,691
1,427	SiteOne Landscape Supply Inc.*	107,953
142,504	Textainer Group Holdings Ltd.*	2,415,443
779	Titan Machinery Inc.*	14,092
1,978	Triton International Ltd.	68,854
3,616	United Rentals Inc.*	577,005
47,536	Univar Inc.*	1,296,307
446	Veritiv Corp.*	14,830
6,501	Watsco Inc.	1,196,314
2,049	WESCO International Inc.*	121,608
210	Willis Lease Finance Corp.*	6,697

	Total Trading Companies & Distributors	10,328,725

Transportation Infrastructure - 0.0%
3,356	Macquarie Infrastructure Corp.	129,877

	TOTAL INDUSTRIALS	108,371,000

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.8%
14,098	Acacia Communications Inc.*(a)	$455,929
2,039	ADTRAN Inc.	28,444
1,137	Aerohive Networks Inc.*	4,559
786	Applied Optoelectronics Inc.*(a)	36,761
2,290	Arista Networks Inc.*	576,072
82,074	ARRIS International PLC*	2,074,831
1,459	CalAmp Corp.*	30,960
2,086	Calix Inc.*	14,185
280	Casa Systems Inc.*	5,379
127,152	Ciena Corp.*	2,930,854
411	Clearfield Inc.*	4,439
7,983	CommScope Holding Co., Inc.*	234,062
968	Comtech Telecommunications Corp.	30,299
1,211	Digi International Inc.*	14,169
2,097	EchoStar Corp., Class A Shares*	98,643
754	EMCORE Corp.*	3,845
4,725	Extreme Networks Inc.*	40,682
4,787	Finisar Corp.*(a)	77,597
3,335	Harmonic Inc.*	12,840
102,999	Infinera Corp.*	906,391
1,482	InterDigital Inc.	116,856
659	KVH Industries Inc.*	7,282
2,599	Lumentum Holdings Inc.*(a)	152,691
1,311	NETGEAR Inc.*	79,250
3,574	NetScout Systems Inc.*	96,498
6,952	Oclaro Inc.*	59,509
5,439	Palo Alto Networks Inc.*	1,131,802
1,404	Plantronics Inc.	102,281
712	Quantenna Communications Inc.*	11,392
57,022	Ribbon Communications Inc.*	345,553
942	Ubiquiti Networks Inc.*(a)	77,800
2,298	ViaSat Inc.*	143,878
60,134	Viavi Solutions Inc.*	571,874

	Total Communications Equipment	10,477,607

Electronic Equipment, Instruments & Components - 2.3%
556	Akoustis Technologies Inc.*(a)	3,681
9,051	Amphenol Corp., Class A Shares	786,803
1,216	Anixter International Inc.*	74,480
3,701	Arrow Electronics Inc.*	274,318
5,112	Avnet Inc.	194,869
1,929	AVX Corp.	29,494
1,173	Badger Meter Inc.	51,319
335	Bel Fuse Inc., Class B Shares	6,465
1,754	Belden Inc.	96,926
2,069	Benchmark Electronics Inc.	57,311
6,385	CDW Corp.	511,119
7,097	Cognex Corp.	324,404
1,035	Coherent Inc.*	172,897
1,066	Control4 Corp.*	26,426
1,346	CTS Corp.	43,745

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.8% - (continued)
Electronic Equipment, Instruments & Components - 2.3% - (continued)
1,833	Daktronics Inc.	$14,682
2,398	Dolby Laboratories Inc., Class A Shares	150,594
1,346	Electro Scientific Industries Inc.*	26,408
548	ePlus Inc.*	49,841
1,515	Fabrinet*	53,222
696	FARO Technologies Inc.*	37,340
8,127	Fitbit Inc., Class A Shares*	44,130
32,584	Flex Ltd.*	452,592
5,884	FLIR Systems Inc.	317,148
10,948	II-VI Inc.*	481,165
1,490	Insight Enterprises Inc.*	69,881
1,532	IPG Photonics Corp.*	369,626
974	Iteris Inc.*	4,997
13,641	Itron Inc.*	778,901
7,244	Jabil Inc.	204,860
2,329	KEMET Corp.*	46,533
74,696	Keysight Technologies Inc.*	4,387,643
1,248	Kimball Electronics Inc.*	23,338
3,667	Knowles Corp.*	53,171
1,014	Littelfuse Inc.	220,089
46,421	Maxwell Technologies Inc.*(a)	239,068
136	Mesa Laboratories Inc.	21,635
1,491	Methode Electronics Inc.	59,864
4,092	MicroVision Inc.*(a)	6,670
710	MTS Systems Corp.	37,204
505	Napco Security Technologies Inc.*	5,984
4,509	National Instruments Corp.	187,665
1,347	Novanta Inc.*	87,353
8,437	OSI Systems Inc.*	578,609
802	Park Electrochemical Corp.	16,577
566	PC Connection Inc.	16,748
408	PCM Inc.*	4,978
1,413	Plexus Corp.*	82,166
1,285	Radisys Corp.*	956
758	Rogers Corp.*	86,382
2,995	Sanmina Corp.*	86,256
1,031	ScanSource Inc.*	40,364
1,221	SYNNEX Corp.	130,427
572	Systemax Inc.	18,887
1,463	Tech Data Corp.*	127,003
10,681	Trimble Inc.*	353,114
3,876	TTM Technologies Inc.*	69,884
4,654	VeriFone Systems Inc.*	105,832
5,628	Vishay Intertechnology Inc.	119,314
461	Vishay Precision Group Inc.*	17,311
2,230	Zebra Technologies Corp., Class A Shares*	342,327

	Total Electronic Equipment, Instruments & Components	13,282,996

Internet Software & Services - 0.9%
2,126	2U Inc.*	201,545
857	Alarm.com Holdings Inc.*	38,076

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.8% - (continued)
Internet Software & Services - 0.9% - (continued)
994	Alteryx Inc., Class A Shares*	$33,816
934	Amber Road Inc.*	8,443
371	Appfolio Inc., Class A Shares*	21,963
970	Apptio Inc., Class A Shares*	32,039
661	Benefitfocus Inc.*	22,177
1,863	Blucora Inc.*	70,701
3,422	Box Inc., Class A Shares*	87,877
1,218	Brightcove Inc.*	12,484
1,073	Carbonite Inc.*	41,632
175	Cardlytics Inc.*	3,573
626	Care.com Inc.*	12,983
3,029	Cars.com Inc.*	77,785
1,202	ChannelAdvisor Corp.*	17,790
4,109	Cloudera Inc.*	66,648
2,234	Cornerstone OnDemand Inc.*	110,538
1,343	Coupa Software Inc.*	71,689
2,559	DHI Group Inc.*	5,886
2,159	Endurance International Group Holdings Inc.*	19,323
1,857	Envestnet Inc.*	98,235
5,049	Etsy Inc.*	163,285
2,256	Five9 Inc.*	78,712
5,896	GoDaddy Inc., Class A Shares*	422,095
2,411	Gogo Inc.*(a)	12,368
3,637	GrubHub Inc.*(a)	389,923
1,308	GTT Communications Inc.*	61,476
2,118	Hortonworks Inc.*	37,658
2,979	IAC/InterActiveCorp.*	462,162
927	Instructure Inc.*	39,861
973	Internap Corp.*	10,547
1,947	j2 Global Inc.	164,405
584	Leaf Group Ltd.*	5,723
4,455	Limelight Networks Inc.*	21,829
1,072	Liquidity Services Inc.*	6,057
2,338	LivePerson Inc.*	45,240
2,208	LogMeIn Inc.	238,243
1,558	Match Group Inc.*(a)	64,112
3,147	Meet Group Inc. (The)*	11,487
1,814	MINDBODY Inc., Class A Shares*	71,472
1,293	New Relic Inc.*	131,356
2,693	NIC Inc.	41,338
4,629	Nutanix Inc., Class A Shares*	247,420
823	Okta Inc., Class A Shares*	46,261
644	Ominto Inc.*(a)	663
10,216	Pandora Media Inc.*	73,759
1,324	Q2 Holdings Inc.*	75,667
1,557	QuinStreet Inc.*	21,346
3,189	Quotient Technology Inc.*	42,733
249	Reis Inc.	5,378
370	SendGrid Inc.*	9,820
780	Shutterstock Inc.*	36,964

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.8% - (continued)
Internet Software & Services - 0.9% - (continued)
710	SPS Commerce Inc.*	$52,845
684	Stamps.com Inc.*	171,547
831	TechTarget Inc.*	22,304
1,022	Trade Desk Inc. (The), Class A Shares*	87,412
2,965	TrueCar Inc.*	29,087
384	Tucows Inc., Class A Shares*(a)	24,058
2,621	Twilio Inc., Class A Shares*	141,455
172	Veritone Inc.*(a)	3,509
1,615	Web.com Group Inc.*	31,573
1,036	XO Group Inc.*	33,629
3,322	Yelp Inc., Class A Shares*	142,348
868	Yext Inc.*	13,359
2,300	Zillow Group Inc., Class A Shares*	133,952
4,621	Zillow Group Inc., Class C Shares*(a)	269,543

	Total Internet Software & Services	5,251,184

IT Services - 5.2%
43,636	Acxiom Corp.*	1,278,099
19,627	Black Knight Inc.*	993,126
2,295	Blackhawk Network Holdings Inc., Class A Shares*	103,275
5,995	Booz Allen Hamilton Holding Corp., Class A Shares	270,315
5,009	Broadridge Financial Solutions Inc.	578,289
1,017	CACI International Inc., Class A Shares*	169,483
1,913	Cardtronics PLC, Class A Shares*	49,088
503	Cass Information Systems Inc.	31,272
103,827	Conduent Inc.*	1,998,670
3,928	Convergys Corp.	92,858
27,790	CoreLogic Inc.*	1,457,030
1,396	CSG Systems International Inc.	57,767
18,449	DXC Technology Co.	1,699,337
2,107	EPAM Systems Inc.*	259,540
37,163	Euronet Worldwide Inc.*	3,114,631
2,518	Everi Holdings Inc.*	18,860
2,533	EVERTEC Inc.	55,219
1,440	ExlService Holdings Inc.*	81,634
9,099	Gartner Inc.*	1,207,801
102,734	Genpact Ltd.	3,085,102
19,608	Global Payments Inc.	2,179,625
1,164	Hackett Group Inc. (The)	18,740
1,769	Information Services Group Inc.*	7,129
38,035	InterXion Holding NV*	2,428,915
8,618	Jack Henry & Associates Inc.	1,077,767
6,019	Leidos Holdings Inc.	361,501
1,078	ManTech International Corp., Class A Shares	58,115
2,657	MAXIMUS Inc.	161,811
1,105	MoneyGram International Inc.*	7,326
1,438	Perficient Inc.*	37,546
1,372	Presidio Inc.*	18,357
9,337	Sabre Corp.	228,850
1,802	Science Applications International Corp.	159,387
3,677	ServiceSource International Inc.*	15,407

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.8% - (continued)
IT Services - 5.2% - (continued)
10,351	Square Inc., Class A Shares*	$602,946
470	StarTek Inc.*	3,191
1,536	Switch Inc., Class A Shares	19,169
1,639	Sykes Enterprises Inc.*	46,138
1,386	Syntel Inc.*	43,659
5,120	Teradata Corp.*	204,134
5,179	Travelport Worldwide Ltd.	90,840
642	TTEC Holdings Inc.	22,663
33,757	Unisys Corp.*(a)	406,772
1,135	Virtusa Corp.*	55,104
18,237	WEX Inc.*	3,206,247
26,810	WNS Holdings Ltd., ADR*	1,371,063
16,278	Worldpay Inc., Class A Shares*	1,293,613

	Total IT Services	30,727,411

Semiconductors & Semiconductor Equipment - 3.8%
19,010	Advanced Energy Industries Inc.*	1,245,725
35,783	Advanced Micro Devices Inc.*(a)	491,301
891	Alpha & Omega Semiconductor Ltd.*	13,837
1,358	Ambarella Inc.*	66,352
4,272	Amkor Technology Inc.*	38,875
341	Aquantia Corp.*	4,078
1,262	Axcelis Technologies Inc.*	26,817
1,335	AXT Inc.*	9,679
2,910	Brooks Automation Inc.	95,099
1,065	Cabot Microelectronics Corp.	120,526
2,864	Cavium Inc.*	239,459
11,408	CEVA Inc.*	384,450
2,700	Cirrus Logic Inc.*	101,196
1,154	Cohu Inc.	27,719
4,115	Cree Inc.*	191,841
288	CyberOptics Corp.*(a)	4,939
74,941	Cypress Semiconductor Corp.	1,233,529
1,615	Diodes Inc.*	55,298
1,058	DSP Group Inc.*	13,542
5,967	Entegris Inc.	209,442
3,456	First Solar Inc.*	233,660
3,020	FormFactor Inc.*	40,921
591	GSI Technology Inc.*	4,503
885	Ichor Holdings Ltd.*	22,019
12,527	Impinj Inc.*(a)	224,233
1,756	Inphi Corp.*(a)	59,318
75,593	Integrated Device Technology Inc.*	2,512,711
3,077	Kopin Corp.*	10,862
3,992	Lam Research Corp.	791,135
5,150	Lattice Semiconductor Corp.*	29,612
63,175	MACOM Technology Solutions Holdings Inc.*(a)	1,424,596
70,090	Marvell Technology Group Ltd.	1,509,739
2,582	MaxLinear Inc., Class A Shares*	47,380
18,000	Mellanox Technologies Ltd.*	1,537,200
2,261	MKS Instruments Inc.	253,684

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.8% - (continued)
Semiconductors & Semiconductor Equipment - 3.8% - (continued)
12,787	Monolithic Power Systems Inc.	$1,685,454
990	Nanometrics Inc.*	41,550
1,517	NeoPhotonics Corp.*(a)	9,891
202	NVE Corp.	22,331
17,832	ON Semiconductor Corp.*	448,118
1,169	PDF Solutions Inc.*	14,776
2,791	Photronics Inc.*	24,282
1,222	Pixelworks Inc.*	5,071
1,200	Power Integrations Inc.	90,180
16,735	Qorvo Inc.*	1,342,984
91,012	Rambus Inc.*	1,225,022
1,292	Rudolph Technologies Inc.*	43,282
25,590	Semtech Corp.*	1,238,556
1,790	Sigma Designs Inc.*	11,098
1,753	Silicon Laboratories Inc.*	185,117
340	SMART Global Holdings Inc.*	15,140
2,393	SunPower Corp., Class A Shares*(a)	20,077
1,440	Synaptics Inc.*	60,538
8,360	Teradyne Inc.	316,928
41,204	Ultra Clean Holdings Inc.*	726,014
5,599	Universal Display Corp.(a)	554,301
33,878	Veeco Instruments Inc.*	577,620
4,594	Versum Materials Inc.	183,622
2,245	Xcerra Corp.*	30,914
2,054	Xperi Corp.	40,567

	Total Semiconductors & Semiconductor Equipment	22,188,710

Software - 5.7%
23,396	8x8 Inc.*	437,505
2,126	A10 Networks Inc.*	13,670
5,068	ACI Worldwide Inc.*	122,392
6,086	Activision Blizzard Inc.	431,558
597	Agilysys Inc.*	8,489
1,192	American Software Inc., Class A Shares	15,699
3,656	ANSYS Inc.*	595,197
3,074	Aspen Technology Inc.*	286,681
3,895	Atlassian Corp. PLC, Class A Shares*	248,462
1,989	Blackbaud Inc.	193,868
1,193	Blackline Inc.*	49,653
26,073	Bottomline Technologies de Inc.*	1,240,032
11,884	Cadence Design Systems Inc.*	504,476
18,752	CDK Global Inc.	1,206,691
19,893	CommVault Systems Inc.*	1,359,687
435	Digimarc Corp.*	12,724
1,010	Ebix Inc.(a)	75,346
8,611	Electronic Arts Inc.*	1,127,266
1,435	Ellie Mae Inc.*	152,526
730	Everbridge Inc.*	33,631
1,247	Fair Isaac Corp.*	229,485
65,323	FireEye Inc.*	1,090,241
249	ForeScout Technologies Inc.*	7,490

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.8% - (continued)
Software - 5.7% - (continued)
36,528	Fortinet Inc.*	$2,234,783
4,474	Glu Mobile Inc.*	25,233
3,228	Guidewire Software Inc.*	299,688
1,472	HubSpot Inc.*	178,406
1,428	Imperva Inc.*	69,258
2,913	Manhattan Associates Inc.*	126,774
397	MicroStrategy Inc., Class A Shares*	51,439
1,547	Mitek Systems Inc.*	13,382
1,875	MobileIron Inc.*	8,062
1,157	Model N Inc.*	20,652
1,751	Monotype Imaging Holdings Inc.	37,822
10,150	Nice Ltd., ADR*	1,073,362
94,867	Nuance Communications Inc.*	1,281,653
673	Park City Group Inc.*(a)	4,947
2,072	Paycom Software Inc.*(a)	218,534
1,115	Paylocity Holding Corp.*	66,621
1,520	Pegasystems Inc.	94,012
2,003	Progress Software Corp.	75,874
17,695	Proofpoint Inc.*	2,068,369
1,128	PROS Holdings Inc.*	39,864
4,901	PTC Inc.*	422,662
429	QAD Inc., Class A Shares	22,244
1,343	Qualys Inc.*	103,344
1,166	Rapid7 Inc.*	36,927
1,166	RealNetworks Inc.*	4,139
2,577	RealPage Inc.*	151,399
6,614	Red Hat Inc.*	1,074,246
2,750	RingCentral Inc., Class A Shares*	208,312
699	Rosetta Stone Inc.*	11,338
1,908	Rubicon Project Inc. (The)*	4,484
867	SailPoint Technologies Holding Inc.*	22,620
70	Salesforce.com Inc.*	9,053
49,500	Seachange International Inc.*	138,600
642	SecureWorks Corp., Class A Shares*	6,670
12,240	Splunk Inc.*	1,356,314
35,700	SS&C Technologies Holdings Inc.	1,817,487
17,701	Tableau Software Inc., Class A Shares*	1,750,098
4,769	Take-Two Interactive Software Inc.*	534,509
816	Telenav Inc.*	4,366
61,224	TiVo Corp.	881,626
1,476	Tyler Technologies Inc.*	341,871
6,896	Ultimate Software Group Inc. (The)*	1,807,786
244	Upland Software Inc.*	8,730
826	Varonis Systems Inc.*	64,139
23,851	VASCO Data Security International Inc.*	516,374
44,383	Verint Systems Inc.*	1,872,963
1,758	VirnetX Holding Corp.*(a)	5,626
1,097	Workiva Inc., Class A Shares*	28,522
40,976	Zendesk Inc.*	2,290,149
1,934	Zix Corp.*	10,463

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 19.8% - (continued)
Software - 5.7% - (continued)
33,211	Zynga Inc., Class A Shares*	$146,128

	Total Software	33,084,693

Technology Hardware, Storage & Peripherals - 0.1%
4,590	3D Systems Corp.*(a)	56,732
1,660	Avid Technology Inc.*	8,466
155	CPI Card Group Inc.	412
1,684	Cray Inc.*	41,932
25,878	Diebold Nixdorf Inc.	297,597
787	Eastman Kodak Co.*	4,014
1,943	Electronics for Imaging Inc.*	64,954
1,506	Immersion Corp.*	22,846
789	Intevac Inc.*	3,708
5,198	NCR Corp.*	156,460
4,087	Pure Storage Inc., Class A Shares*	87,707
15,560	Quantum Corp.*(a)	46,991
2,096	Stratasys Ltd.*	38,986
1,630	Super Micro Computer Inc.*	39,283
2,068	USA Technologies Inc.*	27,815

	Total Technology Hardware, Storage & Peripherals	897,903

	TOTAL INFORMATION TECHNOLOGY	115,910,504

MATERIALS - 6.1%
Chemicals - 2.3%
1,199	A Schulman Inc.	52,456
1,259	AdvanSix Inc.*	45,966
1,201	AgroFresh Solutions Inc.*	8,491
23,225	Albemarle Corp.	2,170,841
1,211	American Vanguard Corp	26,097
2,606	Ashland Global Holdings Inc	202,538
48,661	Axalta Coating Systems Ltd.*	1,513,844
1,396	Balchem Corp.	134,616
2,564	Cabot Corp.	154,481
9,960	CF Industries Holdings Inc.	409,754
299	Chase Corp.	35,566
7,897	Chemours Co. (The)	386,874
171	Core Molding Technologies Inc.	2,466
3,531	Ferro Corp.*	72,244
2,004	Flotek Industries Inc.*	6,273
18,615	FMC Corp.	1,621,180
1,023	FutureFuel Corp.	13,780
3,010	GCP Applied Technologies Inc.*	95,267
399	Hawkins Inc.	12,509
27,869	HB Fuller Co.	1,436,647
8,549	Huntsman Corp.	273,312
1,771	Ingevity Corp.*	134,844
813	Innophos Holdings Inc.	38,642
1,005	Innospec Inc.	77,083
4,648	Intrepid Potash Inc.*	20,823
550	KMG Chemicals Inc	36,767
864	Koppers Holdings Inc.*	34,819

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 6.1% - (continued)
Chemicals - 2.3% - (continued)
1,260	Kraton Corp.*	$61,135
958	Kronos Worldwide Inc.	23,701
973	LSB Industries Inc.*	4,933
1,535	Minerals Technologies Inc.	112,055
309	NewMarket Corp.	118,746
6,992	Olin Corp.	226,051
2,157	OMNOVA Solutions Inc.*	22,001
9,333	Platform Specialty Products Corp.*	112,556
3,392	PolyOne Corp.	142,193
1,216	PQ Group Holdings Inc.*	19,967
542	Quaker Chemical Corp.	82,845
2,121	Rayonier Advanced Materials Inc.	37,987
5,514	RPM International Inc.	272,943
1,740	Scotts Miracle-Gro Co. (The)(a)	148,126
1,846	Sensient Technologies Corp.	124,143
2,297	Sherwin-Williams Co. (The)	871,137
833	Stepan Co.	60,559
1,070	Trecora Resources*	14,927
1,258	Tredegar Corp.	30,003
20,219	Trinseo SA.	1,461,834
3,776	Tronox Ltd., Class A Shares	69,365
1,313	Valhi Inc.	8,443
8,643	Valvoline Inc.	176,663
1,500	Westlake Chemical Corp.	173,595
2,864	WR Grace & Co	205,034

	Total Chemicals	13,599,122

Construction Materials - 0.8%
11,042	Eagle Materials Inc.	1,196,732
749	Forterra Inc.*	6,494
4,103	Martin Marietta Materials Inc.	914,436
45,198	Summit Materials Inc., Class A Shares*	1,284,527
126	United States Lime & Minerals Inc.	9,954
663	US Concrete Inc.*	40,410
7,376	Vulcan Materials Co.	942,210

	Total Construction Materials	4,394,763

Containers & Packaging - 1.5%
2,562	AptarGroup Inc.	236,524
745	Ardagh Group SA, Class A Shares	12,941
16,749	Avery Dennison Corp.	1,759,147
33,806	Ball Corp.	1,249,132
3,797	Bemis Co., Inc.	160,613
54,261	Berry Global Group Inc.*	2,620,264
33,733	Crown Holdings Inc.*	1,461,988
13,023	Graphic Packaging Holding Co.	188,573
1,065	Greif Inc., Class A Shares	62,100
242	Greif Inc., Class B Shares	15,331
984	Myers Industries Inc.	19,286
6,888	Owens-Illinois Inc.*	128,117
3,964	Packaging Corp. of America	465,770
7,618	Sealed Air Corp.	331,840

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 6.1% - (continued)
Containers & Packaging - 1.5% - (continued)
3,070	Silgan Holdings Inc.	$83,565
4,104	Sonoco Products Co.	209,838
211	UFP Technologies Inc.*	6,457

	Total Containers & Packaging	9,011,486

Metals & Mining - 1.4%
13,248	AK Steel Holding Corp.*(a)	59,881
7,897	Alcoa Corp.*	379,609
32,770	Allegheny Technologies Inc.*	934,600
529	Ampco-Pittsburgh Corp.*	5,766
1,990	Carpenter Technology Corp.	119,281
2,093	Century Aluminum Co.*	37,088
97,286	Cleveland-Cliffs Inc.*(a)	823,039
7,782	Coeur Mining Inc.*	62,723
4,997	Commercial Metals Co.	118,129
1,465	Compass Minerals International Inc.(a)	95,811
3,346	Ferroglobe Representation & Warranty Insurance Trust*#(b)	—
2,477	Gold Resource Corp.	15,456
617	Haynes International Inc.	26,272
16,571	Hecla Mining Co.	62,307
695	Kaiser Aluminum Corp.	76,631
6,720	Klondex Mines Ltd.*	16,195
834	Materion Corp.	45,495
372	Olympic Steel Inc.	8,604
26,839	Reliance Steel & Aluminum Co.	2,511,325
2,741	Royal Gold Inc.	245,758
539	Ryerson Holding Corp.*	6,657
38,913	Schnitzer Steel Industries Inc., Class A Shares	1,212,140
9,613	Steel Dynamics Inc.	475,171
2,702	SunCoke Energy Inc.*	36,585
13,047	Tahoe Resources Inc.	68,366
1,641	TimkenSteel Corp.*	28,767
7,414	United States Steel Corp.	273,354
1,383	Warrior Met Coal Inc.(a)	37,576
1,866	Worthington Industries Inc.	89,475

	Total Metals & Mining	7,872,061

Paper & Forest Products - 0.1%
1,624	Boise Cascade Co.	77,465
678	Clearwater Paper Corp.*	16,306
2,735	Domtar Corp.	131,472
3,621	KapStone Paper and Packaging Corp.	124,562
6,072	Louisiana-Pacific Corp.	177,181
696	Neenah Paper Inc.	56,480
1,837	PH Glatfelter Co.	32,129
1,285	Schweitzer-Mauduit International Inc.	56,296
1,384	Verso Corp., Class A Shares*	27,998

	Total Paper & Forest Products	699,889

	TOTAL MATERIALS	35,577,321

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 4.7%
3,481	Acadia Realty Trust	$89,636
1,188	Agree Realty Corp.	62,893
3,057	Alexander & Baldwin Inc.	65,145
89	Alexander’s Inc.	34,488
15,623	Alexandria Real Estate Equities Inc.	1,951,625
1,649	American Assets Trust Inc.	59,941
5,734	American Campus Communities Inc.	229,933
10,067	American Homes 4 Rent, Class A Shares	200,535
2,348	Americold Realty Trust	48,369
6,555	Apartment Investment & Management Co., Class A Shares	267,641
8,853	Apple Hospitality REIT Inc.	168,473
1,932	Armada Hoffler Properties Inc.	27,821
3,221	Ashford Hospitality Trust Inc.	23,739
1,234	Bluerock Residential Growth REIT Inc., Class A Shares	10,958
890	Braemar Hotels & Resorts Inc.	9,790
7,735	Brandywine Realty Trust	125,771
12,890	Brixmor Property Group Inc.	204,693
14,907	Camden Property Trust	1,311,816
3,187	CareTrust REIT Inc.	52,554
1,755	CatchMark Timber Trust Inc., Class A Shares	22,289
7,110	CBL & Associates Properties Inc.(a)	35,977
4,329	Cedar Realty Trust Inc.	19,004
1,887	Chatham Lodging Trust	39,231
2,497	Chesapeake Lodging Trust	80,478
1,851	City Office REIT Inc.	22,952
1,065	Clipper Realty Inc.	9,510
22,534	Colony NorthStar Inc., Class A Shares(a)	132,725
5,386	Columbia Property Trust Inc.	119,138
745	Community Healthcare Trust Inc.	20,637
5,053	CoreCivic Inc.	108,741
485	CorEnergy Infrastructure Trust Inc.	17,552
1,422	CoreSite Realty Corp.	150,960
4,195	Corporate Office Properties Trust	117,041
17,706	Cousins Properties Inc.	166,791
7,578	CubeSmart	231,129
3,795	CyrusOne Inc.	210,167
3,924	DCT Industrial Trust Inc.	255,570
7,073	DDR Corp.	107,439
8,452	DiamondRock Hospitality Co.	107,594
6,689	Douglas Emmett Inc.	257,460
14,995	Duke Realty Corp.	421,659
1,814	Easterly Government Properties Inc.	36,734
1,517	EastGroup Properties Inc.	141,430
3,425	Education Realty Trust Inc.	125,150
5,487	Empire State Realty Trust Inc., Class A Shares	93,060
2,632	EPR Properties	161,578
5,078	Equity Commonwealth*	157,977
3,424	Equity LifeStyle Properties Inc.	311,242
1,079	Farmland Partners Inc.(a)	9,182
4,966	First Industrial Realty Trust Inc.	163,530

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.5% - (continued)
Equity Real Estate Investment Trusts (REITs) - 4.7% - (continued)
10,684	Forest City Realty Trust Inc., Class A Shares	$217,633
2,624	Four Corners Property Trust Inc.	60,063
4,461	Franklin Street Properties Corp.	34,528
2,119	Front Yard Residential Corp.	22,292
8,491	Gaming and Leisure Properties Inc.	298,034
5,185	GEO Group Inc. (The)	128,588
1,294	Getty Realty Corp.	33,786
1,187	Gladstone Commercial Corp.	22,316
1,170	Global Medical REIT Inc.	10,460
2,832	Global Net Lease Inc.	55,904
3,021	Government Properties Income Trust	43,895
6,782	Gramercy Property Trust	186,980
5,356	Healthcare Realty Trust Inc.	145,897
8,535	Healthcare Trust of America Inc., Class A Shares	219,008
1,646	Hersha Hospitality Trust, Class A Shares	35,010
4,246	Highwoods Properties Inc.	203,086
6,984	Hospitality Properties Trust	202,187
84,845	Host Hotels & Resorts Inc.	1,835,197
6,570	Hudson Pacific Properties Inc.	232,578
3,716	Independence Realty Trust Inc.	36,045
967	Industrial Logistics Properties Trust	20,578
21,596	InfraREIT Inc.	461,291
5,169	Investors Real Estate Trust	28,791
12,331	Invitation Homes Inc.	271,405
11,953	Iron Mountain Inc.	397,915
2,794	iStar Inc.*	30,259
728	Jernigan Capital Inc.	14,378
4,059	Kilroy Realty Corp.	309,093
3,467	Kite Realty Group Trust	54,397
3,491	Lamar Advertising Co., Class A Shares	241,647
4,772	LaSalle Hotel Properties	163,680
9,278	Lexington Realty Trust	80,069
6,205	Liberty Property Trust	274,323
1,922	Life Storage Inc.	177,823
1,646	LTC Properties Inc.	67,716
3,762	Mack-Cali Realty Corp.	74,375
1,545	MedEquities Realty Trust Inc.	16,192
15,314	Medical Properties Trust Inc.	207,811
31,377	Mid-America Apartment Communities Inc.	2,935,632
3,033	Monmouth Real Estate Investment Corp.	46,860
1,802	National Health Investors Inc.	133,024
6,433	National Retail Properties Inc.	266,519
2,187	National Storage Affiliates Trust	61,498
3,505	New Senior Investment Group Inc.	26,217
708	NexPoint Residential Trust Inc.	19,626
2,331	NorthStar Realty Europe Corp.	32,657
8,224	Omega Healthcare Investors Inc.	252,066
612	One Liberty Properties Inc.	15,618
6,120	Outfront Media Inc.	121,421
8,702	Paramount Group Inc.	130,704

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.5% - (continued)
Equity Real Estate Investment Trusts (REITs) - 4.7% - (continued)
7,506	Park Hotels & Resorts Inc.	$241,843
3,047	Pebblebrook Hotel Trust(a)	124,379
2,886	Pennsylvania Real Estate Investment Trust(a)	31,775
8,041	Physicians Realty Trust	122,384
6,109	Piedmont Office Realty Trust Inc., Class A Shares	117,415
2,492	PotlatchDeltic Corp.	125,846
1,538	Preferred Apartment Communities Inc., Class A Shares	22,562
863	PS Business Parks Inc.	105,769
2,070	QTS Realty Trust Inc., Class A Shares	78,101
3,883	Quality Care Properties Inc.*	81,349
3,325	Ramco-Gershenson Properties Trust	40,898
5,421	Rayonier Inc.	210,714
6,324	Regency Centers Corp.	367,298
4,554	Retail Opportunity Investments Corp.	82,519
9,652	Retail Properties of America Inc., Class A Shares	118,334
3,256	Rexford Industrial Realty Inc.	101,815
7,120	RLJ Lodging Trust	166,608
1,851	Ryman Hospitality Properties Inc.	155,262
7,603	Sabra Health Care REIT Inc.	157,610
596	Safety Income & Growth Inc.	11,431
481	Saul Centers Inc.	23,838
5,271	SBA Communications Corp., Class A Shares*	833,187
2,664	Select Income REIT	57,542
9,958	Senior Housing Properties Trust	175,858
1,066	Seritage Growth Properties, Class A Shares(a)	44,410
19,219	Spirit Realty Capital Inc.	168,358
50,714	STAG Industrial Inc.	1,351,021
7,178	STORE Capital Corp.	192,370
4,372	Summit Hotel Properties Inc.	66,848
3,240	Sun Communities Inc.	313,243
9,478	Sunstone Hotel Investors Inc.	164,822
4,158	Tanger Factory Outlet Centers Inc.(a)	89,355
2,468	Taubman Centers Inc.	134,728
2,460	Terreno Realty Corp.	93,751
2,025	Tier REIT Inc.	44,469
1,243	UMH Properties Inc.	18,285
30,989	Uniti Group Inc.(a)	649,839
538	Universal Health Realty Income Trust	33,447
4,360	Urban Edge Properties	95,353
1,272	Urstadt Biddle Properties Inc., Class A Shares	27,793
11,540	VICI Properties Inc.	223,530
7,860	Washington Prime Group Inc.(a)	57,142
3,539	Washington Real Estate Investment Trust	101,499
5,072	Weingarten Realty Investors	148,711
1,564	Whitestone REIT, Class B Shares	19,143
4,478	WP Carey Inc.	300,966
4,561	Xenia Hotels & Resorts Inc.	114,800

	Total Equity Real Estate Investment Trusts (REITs)	27,765,040

Real Estate Management & Development - 0.8%
399	Altisource Portfolio Solutions SA*	11,723

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.5% - (continued)
Real Estate Management & Development - 0.8% - (continued)
74,459	CBRE Group Inc., Class A Shares*	$3,439,261
156	Consolidated-Tomoka Land Co.	9,371
355	Forestar Group Inc.*	8,307
258	FRP Holdings Inc.*	14,654
1,550	HFF Inc., Class A Shares	52,266
1,531	Howard Hughes Corp. (The)*	193,258
1,913	Jones Lang LaSalle Inc.	313,273
5,170	Kennedy-Wilson Holdings Inc.	105,468
604	Marcus & Millichap Inc.*	22,626
322	Maui Land & Pineapple Co., Inc.*	3,896
1,124	Newmark Group Inc., Class A Shares	15,095
433	Rafael Holdings Inc., Class B Shares*	3,962
746	RE/MAX Holdings Inc., Class A Shares	38,866
5,568	Realogy Holdings Corp.	132,463
2,457	Redfin Corp.*	54,300
302	RMR Group Inc. (The), Class A Shares	22,831
1,845	St Joe Co. (The)*	32,841
159	Stratus Properties Inc.*	4,977
758	Tejon Ranch Co.*	18,647
127	Transcontinental Realty Investors Inc.	4,446
1,059	Trinity Place Holdings Inc.*	7,392

	Total Real Estate Management & Development	4,509,923

	TOTAL REAL ESTATE	32,274,963

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
437	ATN International Inc.	23,524
1,759	Cincinnati Bell Inc.*	21,636
1,842	Cogent Communications Holdings Inc.	94,310
2,743	Consolidated Communications Holdings Inc.	30,749
3,297	Frontier Communications Corp.(a)	24,497
23,907	Globalstar Inc.*	12,965
275	Hawaiian Telcom Holdco Inc.*	7,230
867	IDT Corp., Class B Shares*	4,248
1,514	Intelsat SA*	27,025
3,503	Iridium Communications Inc.*	53,246
492	Ooma Inc.*	5,830
2,858	ORBCOMM Inc.*	27,608
447	pdvWireless Inc.*	11,331
8,649	Vonage Holdings Corp.*	99,031
1,458	Windstream Holdings Inc.(a)	8,033
7,906	Zayo Group Holdings Inc.*	275,129

	Total Diversified Telecommunication Services	726,392

Wireless Telecommunication Services - 0.1%
1,602	Boingo Wireless Inc.*	34,459
1,948	Shenandoah Telecommunications Co.	62,141
993	Spok Holdings Inc.	15,292
4,107	Telephone & Data Systems Inc.	104,934
664	United States Cellular Corp.*	23,851

	Total Wireless Telecommunication Services	240,677

	TOTAL TELECOMMUNICATION SERVICES	967,069

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.6%
Electric Utilities - 0.5%
2,147	ALLETE Inc.	$164,933
9,784	Alliant Energy Corp.	405,253
1,836	El Paso Electric Co.	107,590
615	Genie Energy Ltd., Class B Shares	3,432
9,107	Great Plains Energy Inc.	309,092
4,559	Hawaiian Electric Industries Inc.	156,510
2,100	IDACORP Inc.	193,956
1,464	MGE Energy Inc.	87,328
8,421	OGE Energy Corp.	294,903
1,665	Otter Tail Corp.	76,923
4,681	Pinnacle West Capital Corp.	372,654
3,506	PNM Resources Inc.	140,065
3,725	Portland General Electric Co.	158,908
502	Spark Energy Inc., Class A Shares(a)	5,020
5,974	Westar Energy Inc., Class A Shares	338,726

	Total Electric Utilities	2,815,293

Gas Utilities - 0.3%
4,626	Atmos Energy Corp.	412,685
655	Chesapeake Utilities Corp.	52,302
3,382	National Fuel Gas Co.	178,028
3,748	New Jersey Resources Corp.	166,411
1,176	Northwest Natural Gas Co.	70,325
2,207	ONE Gas Inc.	165,635
406	RGC Resources Inc.	10,739
3,353	South Jersey Industries Inc.(a)	111,051
1,988	Southwest Gas Holdings Inc.	150,492
1,967	Spire Inc.	140,149
7,289	UGI Corp.	367,876
2,139	WGL Holdings Inc.	188,660

	Total Gas Utilities	2,014,353

Independent Power and Renewable Electricity Producers - 0.5%
183,080	Atlantic Power Corp.*	375,314
12,796	NRG Energy Inc.	438,007
1,947	NRG Yield Inc., Class A Shares	34,014
2,331	NRG Yield Inc., Class C Shares	40,793
14,065	Ormat Technologies Inc.	728,848
3,317	Pattern Energy Group Inc., Class A Shares(a)	61,630
1,906	TerraForm Power Inc., Class A Shares	21,176
44,136	Vistra Energy Corp.*	1,082,656

	Total Independent Power and Renewable Electricity Producers	2,782,438

Multi-Utilities - 0.2%
2,680	Avista Corp.	140,539
2,310	Black Hills Corp.	134,349
8,192	MDU Resources Group Inc.	227,738
2,214	NorthWestern Corp.	120,619
583	Unitil Corp.	28,141
3,498	Vectren Corp.	247,169

	Total Multi-Utilities	898,555

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security	Value
UTILITIES - 1.6% - (continued)
Water Utilities - 0.1%
1,528		American States Water Co.	$85,996
7,528		Aqua America Inc.	261,222
626		AquaVenture Holdings Ltd.*	9,121
311		Artesian Resources Corp., Class A Shares	12,129
958		Cadiz Inc.*(a)	12,406
2,020		California Water Service Group	81,305
503		Connecticut Water Service Inc.	32,454
557		Consolidated Water Co., Ltd.	7,324
370		Global Water Resources Inc.	3,382
678		Middlesex Water Co.	30,130
592		Pure Cycle Corp.*	5,535
688		SJW Group	43,433
533		York Water Co. (The)	17,456

		Total Water Utilities	601,893

		TOTAL UTILITIES	9,112,532

		TOTAL COMMON STOCKS (Cost - $406,738,160)	552,174,996

CLOSED END MUTUAL FUND SECURITY - 3.1%
FINANCIALS - 3.1%
Capital Markets - 3.1%
139,400		iShares Russell 2000 Value, Common Class (Cost - $16,349,018)	18,312,978

CONVERTIBLE PREFERRED STOCK - 0.1%
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
4,500		Vistra Energy Corp., 7.000% (Cost - $429,353)	444,330

Face Amount/Units†	Rating††
CORPORATE BOND & NOTE - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
$ 353,000	NR	Maxwell Technologies Inc., Senior Unsecured Notes, 5.500% due 9/15/22(c) (Cost - $353,000)	370,650

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $423,869,531)	571,302,954

Face Amount†
SHORT-TERM INVESTMENTS(d) - 7.3%
MONEY MARKET FUND - 4.5%
26,482,328		Invesco STIT - Government & Agency Portfolio, Institutional Class(e) (Cost - $26,482,328)	26,482,328

TIME DEPOSITS - 2.8%
3,924,073		ANZ National Bank - London, 1.050% due 6/1/18	3,924,073
1,994,747		Banco Santander SA - Frankfurt, 1.050% due 6/1/18	1,994,747
8,437	CAD	BBH - Grand Cayman, 0.510% due 6/1/18	6,507
1,915,230		JPMorgan Chase & Co. - New York, 1.050% due 6/1/18	1,915,230
8,525,306		Sumitomo - Tokyo, 1.050% due 6/1/18	8,525,306

		TOTAL TIME DEPOSITS (Cost - $16,365,863)	16,365,863

		TOTAL SHORT-TERM INVESTMENTS (Cost - $42,848,191)	42,848,191

		TOTAL INVESTMENTS - 105.0% (Cost - $466,717,722)	614,151,145

		Liabilities in Excess of Other Assets - (5.0)%	(29,428,801)

		TOTAL NET ASSETS - 100.0%	$584,722,344

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid. pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $370,650 and represents 0.1% of net assets.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.8%.
(e)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2018, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$466,717,722	$160,858,184	$(13,360,382)	$147,497,802

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^

Information Technology	18.9%
Industrials	17.6
Financials	14.6
Health Care	13.0
Consumer Discretionary	10.9
Materials	5.8
Real Estate	5.3
Energy	3.6
Utilities	1.6
Consumer Staples	1.5
Telecommunication Services	0.2
Short-Term Investments	7.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At May 31, 2018, Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Russell 2000 E-mini Index June Futures	15	6/18	$1,181,842	$1,225,650	$43,808
NASDAQ 100 E-mini Index June Futures	1	6/18	140,004	139,540	(464)
S&P MidCap 400 E-mini Index June Futures	6	6/18	1,147,165	1,168,200	21,035

					$64,379

At May 31, 2018, Small-Mid Cap Equity Fund had deposited cash of $85,996 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar

See pages 253-254 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.1%
Argentina - 0.1%
88,038	YPF SA, ADR	$1,598,770

Australia - 3.3%
17,613	AGL Energy Ltd.	293,671
65,547	Alumina Ltd.	132,313
249,816	Amaysim Australia Ltd.(a)	152,002
32,718	Amcor Ltd.	347,351
73,053	AMP Ltd.	215,200
30,894	APA Group	202,576
15,501	Aristocrat Leisure Ltd.	351,005
5,759	ASX Ltd.	263,308
52,057	Aurizon Holdings Ltd.	169,368
46,200	AusNet Services	56,648
78,576	Australia & New Zealand Banking Group Ltd.	1,612,368
12,033	Bank of Queensland Ltd.	91,826
1,237,786	Beach Energy Ltd.	1,522,773
12,580	Bendigo & Adelaide Bank Ltd.	101,954
85,913	BHP Billiton Ltd.	2,134,694
358,219	BHP Billiton PLC	8,235,571
14,481	BlueScope Steel Ltd.	189,606
29,826	Boral Ltd.	140,941
384,543	Brambles Ltd.	2,621,080
6,822	Caltex Australia Ltd.	151,393
14,833	Challenger Ltd.	143,970
246,629	Charter Hall Group, REIT	1,184,602
2,903	CIMIC Group Ltd.	90,170
18,043	Coca-Cola Amatil Ltd.	120,895
1,475	Cochlear Ltd.	218,180
47,355	Commonwealth Bank of Australia	2,478,359
11,913	Computershare Ltd.	155,801
9,499	Crown Resorts Ltd.	95,326
60,481	CSL Ltd.	8,471,661
248,980	CSR Ltd.	942,848
26,351	Dexus, REIT	196,711
1,959	Domino’s Pizza Enterprises Ltd.	72,843
120,835	Downer EDI Ltd.	639,349
1,756	Flight Centre Travel Group Ltd.	81,600
40,191	Fortescue Metals Group Ltd.	142,100
50,713	Goodman Group, REIT	357,715
45,828	GPT Group (The), REIT	173,985
11,799	Harvey Norman Holdings Ltd.	32,021
59,040	Healthscope Ltd.	104,729
44,560	Incitec Pivot Ltd.	115,670
65,696	Insurance Australia Group Ltd.	402,815
15,778	LendLease Group	223,458
8,838	Macquarie Group Ltd.	761,503
69,800	Medibank Pvt Ltd.	154,303

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.3% - (continued)
415,885	Metcash Ltd.	$910,026
52,361	Mineral Resources Ltd.	728,226
94,372	Mirvac Group, REIT	163,793
73,468	National Australia Bank Ltd.	1,485,095
20,391	Newcrest Mining Ltd.	319,164
34,149	Oil Search Ltd.	212,930
10,305	Orica Ltd.	137,522
49,175	Origin Energy Ltd.*	355,293
71,964	OZ Minerals Ltd.	533,780
69,650	Pendal Group Ltd.	511,444
34,246	QBE Insurance Group Ltd.	244,917
3,523	Ramsay Health Care Ltd.	162,961
1,573	REA Group Ltd.	101,813
50,055	Santos Ltd.*	220,973
139,940	Scentre Group, REIT	441,402
8,075	SEEK Ltd.	122,896
49,674	Seven Group Holdings Ltd.	739,482
10,337	Sonic Healthcare Ltd.	183,900
137,486	South32 Ltd.	385,137
139,814	Star Entertainment Grp Ltd. (The)	522,804
60,225	Stockland, REIT	188,593
34,370	Suncorp Group Ltd.	348,341
28,742	Sydney Airport	157,804
49,561	Tabcorp Holdings Ltd.	163,447
120,399	Telstra Corp., Ltd.	254,468
12,003	TPG Telecom Ltd.	50,459
62,456	Transurban Group	559,606
19,747	Treasury Wine Estates Ltd.	246,840
1,013	Unibail-Rodamco NV*	225,396
84,823	Vicinity Centres, REIT	171,001
30,330	Wesfarmers Ltd.	1,042,242
189,236	Westpac Banking Corp.	3,973,401
25,559	Woodside Petroleum Ltd.	624,581
35,222	Woolworths Group Ltd.	756,453

	Total Australia	53,592,452

Austria - 0.5%
47,448	ams AG*	4,087,798
1,625	ANDRITZ AG	80,884
65,921	Erste Group Bank AG	2,729,371
3,903	OMV AG	222,430
3,820	Raiffeisen Bank International AG*	119,625
3,219	Voestalpine AG	171,757

	Total Austria	7,411,865

Belgium - 0.7%
66,131	Ageas	3,350,442
20,595	Anheuser-Busch InBev SA/NV	1,930,139
1,507	Colruyt SA	80,045
2,360	Groupe Bruxelles Lambert SA	249,896
6,957	KBC Group NV	538,463
3,587	Proximus SADP	95,943
2,012	Solvay SA	270,051

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Belgium - 0.7% - (continued)
1,499	Telenet Group Holding NV*	$75,685
3,419	UCB SA	269,223
52,721	Umicore SA	2,973,097
7,073	Warehouses de Pauw CVA, REIT	878,945

	Total Belgium	10,711,929

Brazil - 0.1%
216,600	Cielo SA	985,867
109,079	Petróleo Brasileiro SA, ADR	1,293,677

	Total Brazil	2,279,544

Canada - 3.6%
28,902	Air Canada, Class B Shares*	511,976
54,261	Alimentation Couche-Tard Inc., Class B Shares	2,265,513
51,517	ARC Resources Ltd.	530,784
166,875	Barrick Gold Corp.	2,196,773
17,794	BRP Inc.	828,841
57,402	Cameco Corp.	592,963
23,061	Canada Goose Holdings Inc.*	969,715
20,449	Canadian Apartment Properties, REIT(a)	642,786
15,075	Canadian Imperial Bank of Commerce	1,316,025
32,458	Canadian Pacific Railway Ltd.	6,258,059
17,437	Canadian Western Bank	453,709
30,602	Capital Power Corp.	590,234
70,645	CCL Industries Inc., Class B Shares	3,496,020
22,658	Dollarama Inc.	2,614,922
410,314	Encana Corp.	5,221,085
40,139	Enerflex Ltd.	454,106
171,625	Entertainment One Ltd.	683,549
120,291	Gildan Activewear Inc., Class A Shares	3,483,402
229,420	Gran Tierra Energy Inc.*	746,628
70,786	HudBay Minerals Inc.	454,729
172,005	IAMGOLD Corp.*	1,074,451
37,386	Interfor Corp.*	743,568
311,573	Kinross Gold Corp.*	1,121,663
336,691	Manulife Financial Corp.	6,351,093
11,188	NFI Group Inc.	469,107
43,433	Nutrien Ltd.	2,197,609
73,492	Parex Resources Inc.*	1,326,789
10,305	Premium Brands Holdings Corp.	922,181
96,039	Saputo Inc.	3,337,331
17,932	Sleep Country Canada Holdings Inc.(b)	440,867
282,391	Tamarack Valley Energy Ltd.*	938,617
22,035	TFI International Inc.	669,020
43,770	Toronto-Dominion Bank (The)	2,555,247
34,673	Tourmaline Oil Corp.	691,481
65,553	Tricon Capital Group Inc.	559,124
10,376	WSP Global Inc.	545,566

	Total Canada	58,255,533

Chile - 0.0%
10,878	Antofagasta PLC	152,105

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
China - 1.6%
13,120	Alibaba Group Holding Ltd., ADR*	$2,597,891
37,003	Baidu Inc., ADR*	8,975,448
276,400	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	1,185,960
6,776,000	China Telecom Corp., Ltd., Class H Shares(c)	3,149,015
2,596,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	2,951,536
113,055	iQIYI Inc., ADR*	2,860,291
36,992	JD.com Inc., ADR*	1,301,379
22,000	Minth Group Ltd.	100,898
44,600	Tencent Holdings Ltd.	2,248,138
59,800	Yangzijiang Shipbuilding Holdings Ltd.	42,811

	Total China	25,413,367

Denmark - 1.5%
99	AP Moller - Maersk AS, Class A Shares	139,332
1,466	AP Moller - Maersk AS, Class B Shares	2,191,477
2,664	Carlsberg AS, Class B Shares	296,372
2,463	Chr Hansen Holding AS	236,807
3,016	Coloplast AS, Class B Shares	286,527
20,390	Danske Bank AS	677,571
9,553	Dfds AS	567,354
5,238	DSV AS	435,181
1,655	Genmab AS*	249,344
23,134	GN Store Nord AS	882,690
1,947	H. Lundbeck AS	137,403
4,334	ISS AS	148,269
7,664	Jyske Bank AS, Class Registered Shares	418,015
124,449	Novo Nordisk AS, Class B Shares	5,918,841
48,375	Novozymes AS, Class B Shares	2,463,827
5,320	Orsted AS(b)	319,174
34,335	Pandora AS	2,704,453
15,265	Royal Unibrew AS	1,096,642
3,618	Tryg AS	83,316
33,692	Vestas Wind Systems AS	2,211,020
74,311	William Demant Holding AS*	2,703,692

	Total Denmark	24,167,307

Finland - 0.7%
34,778	Cramo OYJ	780,669
26,146	DNA OYJ	615,643
3,784	Elisa OYJ	169,213
12,056	Fortum OYJ	283,717
10,008	Kone OYJ, Class B Shares	496,150
45,490	Metsa Board OYJ	521,223
2,538	Metso OYJ	87,893
3,549	Neste OYJ	289,315
1,015,293	Nokia OYJ(a)	5,852,139
3,106	Nokian Renkaat OYJ	120,365
2,965	Orion OYJ, Class B Shares	87,666
11,883	Sampo OYJ, Class A Shares	583,587
15,744	Stora Enso OYJ, Class R Shares	322,789
13,973	UPM-Kymmene OYJ	513,140
33,936	Valmet OYJ	625,316
12,936	Wartsila OYJ Abp	272,940

	Total Finland	11,621,765

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 9.6%
5,081	Accor SA	$279,375
879	Aeroports de Paris	183,397
281,407	Air France-KLM*	2,246,609
11,609	Air Liquide SA(a)	1,427,432
44,067	Airbus SE	5,056,391
50,964	Alstom SA	2,408,886
10,233	Alten SA	1,035,556
25,049	Amundi SA(a)(b)	1,846,831
13,675	Arkema SA	1,675,994
32,706	Atos SE	4,468,528
51,927	AXA SA	1,300,416
1,175	BioMerieux	104,100
160,710	BNP Paribas SA(a)	10,020,227
22,191	Bollore SA(a)	109,928
5,712	Bouygues SA	264,054
6,604	Bureau Veritas SA	163,520
4,334	Capgemini SE*(a)	574,370
16,421	Carrefour SA	297,363
1,569	Casino Guichard Perrachon SA	68,115
121,536	Cie de Saint-Gobain	6,126,998
4,701	Cie Générale des Établissements Michelin SCA(a)	611,852
4,576	CNP Assurances	106,964
30,889	Credit Agricole SA(a)	425,886
16,147	Danone SA	1,232,047
63	Dassault Aviation SA*	122,659
28,775	Dassault Systemes SE	4,042,127
99,963	Edenred	3,222,029
14,903	Eiffage SA	1,677,315
17,307	Electricite de France SA	230,130
339,093	Engie SA(a)	5,394,586
45,394	Essilor International Cie Generale d’Optique SA	6,203,980
1,080	Eurazeo SA	84,471
4,823	Eutelsat Communications SA	93,010
13,997	Faurecia SA	1,196,059
1,092	Fonciere Des Regions, REIT(a)	114,242
1,293	Gecina SA, REIT	223,423
11,904	Getlink	161,441
6,976	Hermes International	4,978,804
893	ICADE, REIT	82,907
12,435	Iliad SA	2,116,014
813	Imerys SA	69,765
1,475	Ingenico Group SA	118,591
11,979	Ipsen SA	1,913,671
2,086	JCDecaux SA	64,923
2,027	Kering SA	1,169,588
5,643	Klepierre SA, REIT	220,878
46,928	Legrand SA(a)	3,534,976
6,823	L’Oréal SA	1,640,078
27,111	LVMH Moët Hennessy Louis Vuitton SE	9,415,763

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 9.6% - (continued)
23,439	Natixis SA(a)	$170,975
16,860	Nexity SA*	987,288
53,367	Orange SA(a)	917,292
24,745	Pernod Ricard SA	4,168,410
16,199	Peugeot SA	379,283
5,699	Publicis Groupe SA	398,143
647	Remy Cointreau SA	96,304
14,940	Renault SA	1,452,070
170,808	Rexel SA	2,509,835
9,581	Rubis SCA	674,847
8,924	Safran SA	1,065,798
30,410	Sanofi	2,332,892
119,524	Schneider Electric SE	10,377,317
16,812	SCOR SE	622,403
16,725	Seb Prime de Fidelite*(d)	3,020,840
5,025	SEB SA	906,614
795	Societe BIC SA(a)	77,492
85,006	Societe Generale SA(a)	3,677,836
2,455	Sodexo SA	238,794
5,267	SOITEC*	486,873
9,570	Suez(a)	131,444
346,810	Technicolor SA, Class Registered Shares	598,299
13,001	Teleperformance	2,054,967
33,799	Television Francaise 1	370,455
2,791	Thales SA	354,698
288,900	TOTAL SA(a)	17,557,669
2,615	Trigano SA	523,581
6,672	Ubisoft Entertainment SA*	728,884
2,752	Unibail-Rodamco SE, REIT(a)	620,656
72,822	Valeo SA*	4,614,449
14,474	Veolia Environnement SA	330,096
13,569	Vinci SA	1,325,629
113,284	Vivendi SA	2,850,182
679	Wendel SA	89,563
9,060	Worldline SA*(b)	522,841

	Total France	157,360,988

Germany - 8.9%
1,485	1&1 Drillisch AG	102,776
11,294	Aareal Bank AG	484,566
17,703	adidas AG	4,007,792
11,933	Allianz SE, Class Registered Shares	2,462,161
38,467	alstria office REIT-AG	567,622
1,353	Axel Springer SE	98,261
130,623	BASF SE	12,873,499
88,546	Bayer AG, Class Registered Shares	10,537,597
66,964	Bayerische Motoren Werke AG	6,683,677
8,661	Bechtle AG	763,666
21,879	Beiersdorf AG	2,513,058
46,849	Brenntag AG	2,703,875
13,838	Carl Zeiss Meditec AG	956,220
106,989	CECONOMY AG	1,047,595

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 8.9% - (continued)
29,614	Commerzbank AG*	$302,920
32,369	Continental AG	8,215,351
5,154	Covestro AG(b)	470,041
24,569	Daimler AG, Class Registered Shares	1,772,380
2,485	Delivery Hero AG*(b)	114,262
55,795	Deutsche Bank AG, Class Registered Shares	597,518
5,286	Deutsche Boerse AG	707,287
6,515	Deutsche Lufthansa AG, Class Registered Shares	177,173
26,558	Deutsche Post AG, Class Registered Shares	1,008,337
286,644	Deutsche Telekom AG, Class Registered Shares	4,431,021
45,158	Deutsche Wohnen SE	2,118,974
7,565	Duerr AG	760,466
273,691	E.ON SE	2,903,676
4,204	Evonik Industries AG	147,149
1,138	Fraport AG Frankfurt Airport Services Worldwide	106,527
5,784	Fresenius Medical Care AG & Co. KGaA	577,817
11,168	Fresenius SE & Co. KGaA	858,855
4,554	GEA Group AG	167,766
6,546	Gerresheimer AG	510,338
1,537	Hannover Rueck SE	194,134
21,377	HeidelbergCement AG	1,894,854
2,925	Henkel AG & Co. KGaA	329,824
550	Hochtief AG	101,141
1,684	HUGO BOSS AG	151,414
379,931	Infineon Technologies AG	10,440,603
3,754	Innogy SE(b)	158,262
5,146	K+S AG, Class Registered Shares	137,702
1,833	KION Group AG	148,896
52,710	Kloeckner & Co. SE	630,989
2,300	Lanxess AG	182,138
62,615	Linde AG	14,358,877
952	MAN SE	103,622
3,629	Merck KGaA	370,659
129,557	METRO AG	1,744,697
6,049	MTU Aero Engines AG	1,142,473
4,147	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	854,900
2,477	OSRAM Licht AG	146,052
94,254	ProSiebenSat.1 Media SE	2,773,786
224	Puma SE	135,879
9,197	Rheinmetall AG	1,173,863
94,098	RWE AG	2,133,966
36,165	SAF-Holland SA	662,100
16,438	Salzgitter AG	841,786
144,336	SAP SE	16,260,334
68,821	Scout24 AG(b)	3,527,406
20,669	Siemens AG, Class Registered Shares	2,695,872
20,159	Siemens Healthineers AG*(b)	801,377
23,282	Symrise AG	1,891,841
55,519	TAG Immobilien AG	1,170,532
21,161	Telefonica Deutschland Holding AG	89,468
11,675	ThyssenKrupp AG	307,994

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 8.9% - (continued)
12,737	TUI AG	$295,260
5,299	Uniper SE	168,147
39,860	United Internet AG, Class Registered Shares	2,546,658
841	Volkswagen AG	156,460
13,386	Vonovia SE	631,873
14,667	Wirecard AG	2,267,984
2,968	Zalando SE*(b)	158,171

	Total Germany	145,532,217

Hong Kong - 2.8%
884,600	AIA Group Ltd.	8,071,775
7,800	ASM Pacific Technology Ltd.	101,888
32,000	Bank of East Asia Ltd. (The)	132,607
602,500	BOC Hong Kong Holdings Ltd.	3,015,165
671,581	China Merchants Port Holdings Co., Ltd.	1,525,443
1,213,170	China Mobile Ltd.	10,875,397
2,383,080	China Unicom Hong Kong Ltd.	3,238,723
72,500	CK Asset Holdings Ltd.	604,550
72,500	CK Hutchison Holdings Ltd.	813,964
18,000	CK Infrastructure Holdings Ltd.	135,594
43,000	CLP Holdings Ltd.	451,329
9,100	Dairy Farm International Holdings Ltd.	77,987
65,000	Galaxy Entertainment Group Ltd.	570,743
20,000	Hang Lung Group Ltd.	61,834
57,000	Hang Lung Properties Ltd.	129,174
20,900	Hang Seng Bank Ltd.	522,270
31,400	Henderson Land Development Co., Ltd.	206,291
64,000	HK Electric Investments & HK Electric Investments Ltd.(b)	61,999
103,000	HKT Trust & HKT Ltd.	129,956
221,100	Hong Kong & China Gas Co., Ltd.	477,702
30,235	Hong Kong Exchanges & Clearing Ltd.	971,628
30,200	Hongkong Land Holdings Ltd.	218,974
21,000	Hysan Development Co., Ltd.	121,304
5,800	Jardine Matheson Holdings Ltd.	361,911
64,440	Jardine Strategic Holdings Ltd.	2,297,584
14,500	Kerry Properties Ltd.	77,478
172,000	Li & Fung Ltd.	66,778
60,000	Link REIT	530,325
177,000	Luk Fook Holdings International Ltd.	804,578
255,000	Melco International Development Ltd.	919,846
6,284	Melco Resorts & Entertainment Ltd., ADR	205,235
41,500	MTR Corp., Ltd.	233,356
174,679	New World Development Co., Ltd.	267,653
45,750	NWS Holdings Ltd.	84,910
90,000	PCCW Ltd.	52,982
35,500	Power Assets Holdings Ltd.	246,407
38,000	Shangri-La Asia Ltd.	75,614
82,646	Sino Land Co., Ltd.	142,646
43,000	SJM Holdings Ltd.	61,428
43,000	Sun Hung Kai Properties Ltd.	692,858
16,000	Swire Pacific Ltd., Class A Shares	164,817
32,800	Swire Properties Ltd.	128,452

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.8% - (continued)
41,500	Techtronic Industries Co., Ltd.	$248,286
2,250,000	Tongda Group Holdings Ltd.	534,593
576,000	Towngas China Co., Ltd.*	564,857
3,089,000	WH Group Ltd.(b)	3,164,981
31,000	Wharf Holdings Ltd. (The)	100,086
32,000	Wharf Real Estate Investment Co., Ltd.	246,600
21,000	Wheelock & Co., Ltd.	157,741
22,500	Yue Yuen Industrial Holdings Ltd.	69,501

	Total Hong Kong	45,017,800

India - 0.8%
219,799	Canara Bank	836,505
62,864	HDFC Bank Ltd.	1,982,281
73,576	Hero MotoCorp Ltd.	3,869,440
405,223	ICICI Bank Ltd., ADR	3,399,821
661,470	NTPC Ltd.	1,646,556
117,065	Zee Entertainment Enterprises Ltd.	969,256

	Total India	12,703,859

Indonesia - 0.1%
656,500	Bank Central Asia Tbk PT	1,070,167

Ireland - 0.5%
3,664	AerCap Holdings NV*	202,656
21,972	AIB Group PLC	120,075
259,142	Bank of Ireland Group PLC	2,156,117
22,624	CRH PLC	835,881
72,756	Dalata Hotel Group PLC*	568,099
2,263	DCC PLC	217,075
51,912	Grafton Group PLC	523,439
104,729	James Hardie Industries PLC, CDI	1,752,058
4,361	Kerry Group PLC, Class A Shares	460,802
2,463	Paddy Power Betfair PLC	300,304
6,088	Smurfit Kappa Group PLC	251,948
95,894	UDG Healthcare PLC	1,146,132

	Total Ireland	8,534,586

Isle of Man - 0.0%
13,884	GVC Holdings PLC	187,393

Israel - 0.2%
968	Azrieli Group Ltd.	47,161
27,271	Bank Hapoalim BM	188,083
40,135	Bank Leumi Le-Israel BM	250,002
59,347	Bezeq Israeli Telecommunication Corp., Ltd.	72,582
19,537	Check Point Software Technologies Ltd.*	1,902,122
671	Elbit Systems Ltd.	80,460
1,280	Frutarom Industries Ltd.	125,002
17,958	Israel Chemicals Ltd.	83,069
3,160	Mizrahi Tefahot Bank Ltd.	60,341
1,757	Nice Ltd.*	185,648
7,068	SodaStream International Ltd.*	588,482
25,944	Teva Pharmaceutical Industries Ltd., ADR	557,796

	Total Israel	4,140,748

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Italy - 2.5%
480,673	A2A SpA	$815,240
83,698	Amplifon SpA	1,521,472
228,405	Assicurazioni Generali SpA	3,887,088
13,387	Atlantia SpA	387,529
13,591	Banca Generali SpA	330,647
365,330	BPER Banca(a)	1,771,503
105,115	Brembo SpA	1,518,092
15,712	Davide Campari-Milano SpA	117,272
5,480	DiaSorin SpA	528,562
217,567	Enel SpA	1,194,856
397,538	Eni SpA	7,262,762
3,369	Ferrari NV	443,304
124,352	Infrastrutture Wireless Italiane SpA(b)	915,188
25,946	Intesa Sanpaolo SpA	78,120
983,698	Intesa Sanpaolo SpA(a)	2,918,663
8,628	Leonardo SpA	87,868
4,559	Luxottica Group SpA	283,692
18,466	Mediobanca Banca di Credito Finanziario SpA	175,790
4,834	Moncler SpA	221,922
10,807	Pirelli & C SpA*(b)	92,455
14,143	Poste Italiane SpA(b)	122,105
52,118	Prysmian SpA	1,462,148
2,836	Recordati SpA	105,161
525,242	Saipem SpA*	2,262,230
61,672	Snam SpA	252,679
144,800	Telecom Italia SpA	102,690
324,593	Telecom Italia SpA*	264,341
37,368	Terna Rete Elettrica Nazionale SpA	197,780
647,698	UniCredit SpA	10,821,760

	Total Italy	40,142,919

Japan - 18.4%
700	ABC-Mart Inc.	42,998
8,800	Acom Co., Ltd.	36,824
17,300	Aeon Co., Ltd.	341,930
3,300	AEON Financial Service Co., Ltd.	76,769
2,500	Aeon Mall Co., Ltd.	48,097
4,200	Air Water Inc.	81,423
4,600	Aisin Seiki Co., Ltd.	230,797
12,400	Ajinomoto Co., Inc.	236,506
5,200	Alfresa Holdings Corp.	130,883
4,600	Alps Electric Co., Ltd.	108,743
9,000	Amada Holdings Co., Ltd.	97,459
3,200	ANA Holdings Inc.	128,508
3,300	Aozora Bank Ltd.	130,363
5,000	Asahi Glass Co., Ltd.	204,108
10,100	Asahi Group Holdings Ltd.	527,349
21,400	Asahi Intecc Co., Ltd.	766,392
34,400	Asahi Kasei Corp.	470,658
3,400	Asics Corp.	56,434
55,400	Astellas Pharma Inc.	845,596
5,100	Bandai Namco Holdings Inc.	216,245

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
1,400	Bank of Kyoto Ltd. (The)	$73,018
20,900	Benesse Holdings Inc.	758,245
86,900	Bridgestone Corp.	3,472,950
6,200	Brother Industries Ltd.	128,949
1,700	Calbee Inc.	61,950
92,000	Canon Inc.	3,138,061
5,000	Casio Computer Co., Ltd.	76,143
4,000	Central Japan Railway Co.	825,915
18,000	Chiba Bank Ltd. (The)	138,093
82,980	Chiyoda Corp.	717,610
16,400	Chubu Electric Power Co., Inc.	253,692
6,400	Chugai Pharmaceutical Co., Ltd.	360,419
6,400	Chugoku Electric Power Co., Inc. (The)	83,582
141,000	Citizen Watch Co., Ltd.	935,057
47,800	CKD Corp.	987,336
3,400	Coca-Cola Bottlers Japan Holdings Inc.	142,432
31,700	Concordia Financial Group Ltd.	177,885
3,300	Credit Saison Co., Ltd.	54,567
2,700	CyberAgent Inc.	141,236
2,100	CYBERDYNE Inc.*(a)	26,809
7,900	Dai Nippon Printing Co., Ltd.	169,046
6,300	Daicel Corp.	71,055
14,300	Daifuku Co., Ltd.	737,468
64,000	Daihen Corp.	451,649
174,200	Dai-ichi Life Holdings Inc.	3,235,560
14,800	Daiichi Sankyo Co., Ltd.	474,190
6,900	Daikin Industries Ltd.	794,194
38,200	Daikyonishikawa Corp.	613,876
2,000	Daito Trust Construction Co., Ltd.	325,878
14,800	Daiwa House Industry Co., Ltd.	534,846
40	Daiwa House REIT Investment Corp., Class A Shares	94,155
47,000	Daiwa Securities Group Inc.	271,927
42,400	DCM Holdings Co., Ltd.	424,485
78,900	DeNA Co., Ltd.	1,512,298
17,400	Denka Co., Ltd.	635,765
11,800	Denso Corp.	572,012
5,500	Dentsu Inc.	262,037
800	Disco Corp.	150,138
3,000	Don Quijote Holdings Co., Ltd.	159,230
29,300	Doutor Nichires Holdings Co., Ltd.	596,689
10,000	Dowa Holdings Co., Ltd.	315,460
75,500	East Japan Railway Co.	7,448,595
40,400	Eisai Co., Ltd.	2,915,003
3,300	Electric Power Development Co., Ltd.	87,444
2,200	FamilyMart UNY Holdings Co., Ltd.	227,752
5,200	FANUC Corp.	1,106,383
1,500	Fast Retailing Co., Ltd.	654,616
19,500	Foster Electric Co., Ltd.	297,440
16,000	Fuji Electric Co., Ltd.	113,586
51,200	Fuji Media Holdings Inc.	859,577
24,100	Fuji Oil Holdings Inc.	872,793

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
11,300	FUJIFILM Holdings Corp.	$432,602
540,000	Fujitsu Ltd.	3,295,594
22,000	Fukuoka Financial Group Inc.	117,240
181,000	Gree Inc.	1,026,693
6,600	Hakuhodo DY Holdings Inc.	99,961
3,800	Hamamatsu Photonics KK	164,638
6,000	Hankyu Hanshin Holdings Inc.	246,879
600	Hikari Tsushin Inc.	106,093
7,200	Hino Motors Ltd.	80,406
945	Hirose Electric Co., Ltd.	122,675
1,800	Hisamitsu Pharmaceutical Co., Inc.	149,326
2,300	Hitachi Chemical Co., Ltd.	49,377
3,000	Hitachi Construction Machinery Co., Ltd.	109,982
1,500	Hitachi High-Technologies Corp.	68,116
561,000	Hitachi Ltd.	4,087,485
100,510	Hitachi Metals Ltd.	1,102,937
214,000	Honda Motor Co., Ltd.	6,801,380
10,400	Horiba Ltd.	861,989
1,400	Hoshizaki Corp.	140,112
64,400	Hoya Corp.	3,808,745
8,600	Hulic Co., Ltd.	87,998
48,440	Ibiden Co., Ltd.	750,368
3,700	Idemitsu Kosan Co., Ltd.	123,630
4,000	IHI Corp.	149,912
4,500	Iida Group Holdings Co., Ltd.	85,734
188,500	Inpex Corp.	2,090,527
9,300	Isetan Mitsukoshi Holdings Ltd.	114,466
14,300	Isuzu Motors Ltd.	190,926
38,200	ITOCHU Corp.	715,331
6,600	J Front Retailing Co., Ltd.	103,615
9,300	Jafco Co., Ltd.	380,683
158,400	Japan Airlines Co., Ltd.	6,127,416
1,000	Japan Airport Terminal Co., Ltd.	45,838
15,200	Japan Exchange Group Inc.	288,074
700	Japan Hotel REIT Investment Corp., Class A Shares	521,072
10,600	Japan Post Bank Co., Ltd.	132,143
41,200	Japan Post Holdings Co., Ltd.	471,422
19	Japan Prime Realty Investment Corp., REIT	68,942
33	Japan Real Estate Investment Corp., REIT	172,965
71	Japan Retail Fund Investment Corp., REIT	128,686
29,700	Japan Tobacco Inc.	800,554
11,400	JCR Pharmaceuticals Co., Ltd.	722,464
13,300	JFE Holdings Inc.	274,169
109,300	JGC Corp.	2,273,494
132,700	JSR Corp.	2,580,341
6,300	JTEKT Corp.	91,368
83,050	JXTG Holdings Inc.	533,721
23,000	Kajima Corp.	187,033
3,100	Kakaku.com Inc.	67,123
2,500	Kamigumi Co., Ltd.	54,463
18,800	Kanamoto Co., Ltd.	650,429

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
6,000	Kaneka Corp.	$61,477
20,700	Kansai Electric Power Co., Inc. (The)	296,524
5,700	Kansai Paint Co., Ltd.	121,882
13,300	Kao Corp.	1,028,770
3,800	Kawasaki Heavy Industries Ltd.	114,931
390,600	KDDI Corp.	10,545,420
2,900	Keihan Holdings Co., Ltd.	97,917
24,500	Keihin Corp.	475,169
6,400	Keikyu Corp.	107,624
2,800	Keio Corp.	129,792
3,800	Keisei Electric Railway Co., Ltd.	128,630
81	Kenedix Realty Investment Corp., REIT, Class A Shares	502,022
15,100	Keyence Corp.	9,231,273
3,700	Kikkoman Corp.	174,120
4,600	Kintetsu Group Holdings Co., Ltd.	192,232
22,200	Kirin Holdings Co., Ltd.	628,354
1,300	Kobayashi Pharmaceutical Co., Ltd.	114,852
8,900	Kobe Steel Ltd.	88,941
63,700	Koito Manufacturing Co., Ltd.	4,667,940
24,900	Komatsu Ltd.	814,616
2,500	Konami Holdings Corp.	116,937
12,300	Konica Minolta Inc.	111,762
800	Kose Corp.	173,416
363,300	Kubota Corp.	6,091,375
9,100	Kuraray Co., Ltd.	138,884
2,200	Kurita Water Industries Ltd.	63,039
8,400	Kyocera Corp.	498,373
7,100	Kyowa Hakko Kirin Co., Ltd.	144,427
11,700	Kyushu Electric Power Co., Inc.	138,083
4,300	Kyushu Railway Co.	136,614
1,400	Lawson Inc.	91,101
900	LINE Corp.*	32,677
6,300	Lion Corp.	114,974
6,700	LIXIL Group Corp.	147,745
5,600	M3 Inc.	233,347
1,100	Mabuchi Motor Co., Ltd.	50,846
54,400	Maeda Corp.	587,052
54,000	Makino Milling Machine Co., Ltd.	479,403
47,400	Makita Corp.	2,107,504
15,600	Mandom Corp.	506,161
42,300	Marubeni Corp.	328,623
4,500	Marui Group Co., Ltd.	90,906
1,200	Maruichi Steel Tube Ltd.	39,679
20,500	Matsumotokiyoshi Holdings Co., Ltd.	986,869
14,200	Mazda Motor Corp.	178,299
1,500	McDonald’s Holdings Co. Japan Ltd.	75,391
21,610	Mebuki Financial Group Inc.	78,382
5,600	Medipal Holdings Corp.	128,846
3,100	MEIJI Holdings Co., Ltd.	263,662
10,200	MINEBEA MITSUMI Inc.	192,613
7,800	MISUMI Group Inc.	224,640

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
34,600	Mitsubishi Chemical Holdings Corp.	$318,977
36,500	Mitsubishi Corp.	1,013,036
49,300	Mitsubishi Electric Corp.	697,101
32,500	Mitsubishi Estate Co., Ltd.	588,423
4,900	Mitsubishi Gas Chemical Co., Inc.	124,563
101,000	Mitsubishi Heavy Industries Ltd.	3,811,426
3,100	Mitsubishi Materials Corp.	85,819
18,200	Mitsubishi Motors Corp.	137,415
6,200	Mitsubishi Tanabe Pharma Corp.	110,872
319,000	Mitsubishi UFJ Financial Group Inc.	1,906,215
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	61,372
46,100	Mitsui & Co., Ltd.	809,426
4,800	Mitsui Chemicals Inc.	138,334
24,000	Mitsui Fudosan Co., Ltd.	600,456
3,200	Mitsui OSK Lines Ltd.	84,319
2,919,000	Mizuho Financial Group Inc.	5,075,744
13,000	MS&AD Insurance Group Holdings Inc.	412,757
17,700	Murata Manufacturing Co., Ltd.	2,622,753
3,100	Nabtesco Corp.	100,840
5,100	Nagoya Railroad Co., Ltd.	130,764
6,600	NEC Corp.	185,666
61,700	NET One Systems Co., Ltd.	1,002,382
10,800	Nexon Co., Ltd.	178,239
7,000	NGK Insulators Ltd.	127,290
3,900	NGK Spark Plug Co., Ltd.	106,345
2,500	NH Foods Ltd.	102,622
32,700	Nidec Corp.	5,047,771
82,300	Nikon Corp.	1,330,749
13,400	Nintendo Co., Ltd.	5,516,800
120	Nippon Accommodations Fund Inc., REIT, Class A Shares	540,062
36	Nippon Building Fund Inc., REIT	201,346
1,800	Nippon Electric Glass Co., Ltd.	48,543
2,200	Nippon Express Co., Ltd.	165,085
4,300	Nippon Paint Holdings Co., Ltd.	179,205
42	Nippon Prologis REIT Inc.	87,506
19,900	Nippon Steel & Sumitomo Metal Corp.	415,945
153,400	Nippon Suisan Kaisha Ltd.	749,327
128,700	Nippon Telegraph & Telephone Corp.	6,027,276
75,600	Nippon Television Holdings Inc.	1,271,902
4,500	Nippon Yusen KK	91,382
3,800	Nissan Chemical Industries Ltd.	177,998
63,900	Nissan Motor Co., Ltd.	632,842
5,600	Nisshin Seifun Group Inc.	118,029
1,700	Nissin Foods Holdings Co., Ltd.	126,114
21,200	Nitori Holdings Co., Ltd.	3,636,080
4,700	Nitto Denko Corp.	367,332
2,000	NOK Corp.	37,361
94,200	Nomura Holdings Inc.	486,053
2,700	Nomura Real Estate Holdings Inc.	63,161
101	Nomura Real Estate Master Fund Inc., REIT	141,345
3,460	Nomura Research Institute Ltd.	173,574

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
183,300	North Pacific Bank Ltd.	$603,952
9,400	NSK Ltd.	106,381
15,700	NTT Data Corp.	175,079
36,600	NTT DOCOMO Inc.	946,201
16,300	Obayashi Corp.	164,032
1,600	Obic Co., Ltd.	137,982
7,700	Odakyu Electric Railway Co., Ltd.	166,286
22,000	Oji Holdings Corp.	144,124
8,200	OKUMA Corp.	477,059
8,400	Olympus Corp.	296,957
5,600	Omron Corp.	292,748
10,300	Ono Pharmaceutical Co., Ltd.	254,713
18,300	Open House Co., Ltd.	1,146,443
1,100	Oracle Corp. Japan	83,461
5,400	Oriental Land Co., Ltd.	551,151
158,300	ORIX Corp.	2,646,296
9,800	Osaka Gas Co., Ltd.	213,432
3,000	Otsuka Corp.	123,398
10,900	Otsuka Holdings Co., Ltd.	539,921
34,800	Outsourcing Inc.	661,488
22,900	PALTAC Corp.	1,349,691
59,300	Panasonic Corp.	807,904
3,200	Park24 Co., Ltd.	86,287
102,300	Penta-Ocean Construction Co., Ltd.	663,870
5,000	Persol Holdings Co., Ltd.	106,792
2,700	Pola Orbis Holdings Inc.	133,154
30,000	Prima Meat Packers Ltd.	179,328
23,200	Rakuten Inc.	155,493
134,400	Recruit Holdings Co., Ltd.	3,724,566
21,300	Renesas Electronics Corp.*	210,567
56,500	Resona Holdings Inc.	313,962
18,600	Ricoh Co., Ltd.	167,768
800	Rinnai Corp.	76,185
2,400	Rohm Co., Ltd.	220,838
18,300	Rohto Pharmaceutical Co., Ltd.	585,995
50,600	Round One Corp.	889,249
19,900	Ryobi Ltd.	600,135
700	Ryohin Keikaku Co., Ltd.	237,259
38,500	Sankyo Co., Ltd.	1,523,568
10,300	Sankyu Inc.	564,293
120,500	Santen Pharmaceutical Co., Ltd.	2,087,598
84,600	Sanwa Holdings Corp.	921,498
4,900	SBI Holdings Inc.	132,932
5,500	Secom Co., Ltd.	409,171
4,000	Sega Sammy Holdings Inc.	70,401
5,500	Seibu Holdings Inc.	90,232
7,100	Seiko Epson Corp.	123,901
53,600	Seino Holdings Co., Ltd.	1,006,269
159,800	Sekisui Chemical Co., Ltd.	2,617,222
16,800	Sekisui House Ltd.	298,901
20,400	Seven & i Holdings Co., Ltd.	901,112

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
13,000	Seven Bank Ltd.	$40,973
2,600	SG Holdings Co., Ltd.	58,992
4,100	Sharp Corp.(a)	108,446
139,000	Shiga Bank Ltd. (The)	730,312
6,800	Shimadzu Corp.	186,635
500	Shimamura Co., Ltd.	51,051
2,100	Shimano Inc.	296,327
14,600	Shimizu Corp.	142,033
9,900	Shin-Etsu Chemical Co., Ltd.	983,637
3,800	Shinsei Bank Ltd.	59,880
8,200	Shionogi & Co., Ltd.	429,107
16,900	Ship Healthcare Holdings Inc.	613,695
40,400	Shiseido Co., Ltd.	3,187,040
11,900	Shizuoka Bank Ltd. (The)	114,449
18,400	Showa Denko KK	790,698
4,200	Showa Shell Sekiyu KK	55,693
7,400	SMC Corp.	2,801,648
22,100	SoftBank Group Corp.	1,568,751
2,000	Sohgo Security Services Co., Ltd.	91,308
113,900	Sompo Holdings Inc.	4,934,081
33,800	Sony Corp.	1,593,843
3,800	Sony Financial Holdings Inc.	69,603
3,900	Stanley Electric Co., Ltd.	132,443
5,800	Start Today Co., Ltd.	200,730
22,200	Starts Corp., Inc.	567,040
109,800	Subaru Corp.	3,351,446
6,100	SUMCO Corp.	147,014
95,000	Sumitomo Bakelite Co., Ltd.	962,450
43,000	Sumitomo Chemical Co., Ltd.	259,226
31,900	Sumitomo Corp.	533,911
3,600	Sumitomo Dainippon Pharma Co., Ltd.	74,604
21,500	Sumitomo Electric Industries Ltd.	322,635
48,100	Sumitomo Forestry Co., Ltd.	733,821
3,000	Sumitomo Heavy Industries Ltd.	105,455
6,200	Sumitomo Metal Mining Co., Ltd.	236,243
226,097	Sumitomo Mitsui Financial Group Inc.	9,338,754
82,700	Sumitomo Mitsui Trust Holdings Inc.	3,440,665
10,000	Sumitomo Realty & Development Co., Ltd.	375,931
3,700	Sumitomo Rubber Industries Ltd.	61,836
2,400	Sundrug Co., Ltd.	108,754
3,600	Suntory Beverage & Food Ltd.	159,407
5,000	Suruga Bank Ltd.	57,436
14,835	Suzuken Co., Ltd.	663,680
46,300	Suzuki Motor Corp.	2,654,269
4,400	Sysmex Corp.	394,524
251,200	T&D Holdings Inc.	3,940,236
3,300	Taiheiyo Cement Corp.	121,680
5,200	Taisei Corp.	284,600
800	Taisho Pharmaceutical Holdings Co., Ltd.	84,741
2,900	Taiyo Nippon Sanso Corp.	42,885
38,400	Taiyo Yuden Co., Ltd.	862,864

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
25,900	Takasago Thermal Engineering Co., Ltd.	$465,517
7,000	Takashimaya Co., Ltd.	58,329
268,800	Takeda Pharmaceutical Co., Ltd.	10,958,604
3,700	TDK Corp.	331,599
5,200	Teijin Ltd.	100,587
56,700	Terumo Corp.	3,348,294
3,200	THK Co., Ltd.	113,042
26,400	TIS Inc.	1,235,634
5,000	Tobu Railway Co., Ltd.	154,561
74,000	Toda Corp.	649,234
2,500	Toho Co., Ltd.	86,532
1,800	Toho Gas Co., Ltd.	56,659
12,100	Tohoku Electric Power Co., Inc.	154,202
18,400	Tokio Marine Holdings Inc.	882,994
1,200	Tokyo Century Corp.*	72,259
36,500	Tokyo Electric Power Co. Holdings Inc.*	173,027
4,400	Tokyo Electron Ltd.	818,741
11,300	Tokyo Gas Co., Ltd.	307,300
19,700	Tokyo Seimitsu Co., Ltd.	749,853
81,800	Tokyo Steel Manufacturing Co., Ltd.	662,628
4,500	Tokyo Tatemono Co., Ltd.	62,202
13,200	Tokyu Corp.	234,202
14,500	Tokyu Fudosan Holdings Corp.	106,536
14,000	Toppan Printing Co., Ltd.	113,880
37,500	Toray Industries Inc.	306,006
171,000	Toshiba Corp.*	479,639
7,700	Tosoh Corp.	134,511
3,600	TOTO Ltd.	187,364
3,500	Toyo Seikan Group Holdings Ltd.	58,589
2,500	Toyo Suisan Kaisha Ltd.	89,066
1,400	Toyoda Gosei Co., Ltd.	36,767
4,100	Toyota Industries Corp.	238,716
145,200	Toyota Motor Corp.	9,191,340
5,700	Toyota Tsusho Corp.	196,096
3,500	Trend Micro Inc.	197,424
17,700	Tsubaki Nakashima Co., Ltd.	440,283
1,000	Tsuruha Holdings Inc.	148,261
12,700	Ulvac Inc.	561,465
11,500	Unicharm Corp.	356,430
84	United Urban Investment Corp., REIT	128,719
5,900	USS Co., Ltd.	111,371
27,700	UT Group Co., Ltd.*	988,089
4,700	West Japan Railway Co.	337,434
87,300	Yahoo Japan Corp.(a)	316,761
2,800	Yakult Honsha Co., Ltd.	183,829
17,300	Yamada Denki Co., Ltd.	89,465
6,000	Yamaguchi Financial Group Inc.	72,200
4,300	Yamaha Corp.	223,967
7,000	Yamaha Motor Co., Ltd.	201,746
9,000	Yamato Holdings Co., Ltd.	257,755
14,800	Yamato Kogyo Co., Ltd.	459,195

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
2,900	Yamazaki Baking Co., Ltd.	$62,721
6,500	Yaskawa Electric Corp.	261,077
6,300	Yokogawa Electric Corp.	114,553
3,500	Yokohama Rubber Co., Ltd. (The)	75,651
21,800	Zenkoku Hosho Co., Ltd.	1,046,950

	Total Japan	299,978,958

Jersey, Channel Islands - 0.0%
2,344	Randgold Resources Ltd., ADR	186,207

Luxembourg - 0.5%
18,407	ArcelorMittal	592,653
122,316	B&M European Value Retail SA	654,127
286	Eurofins Scientific SE	147,733
1,805	Millicom International Cellular SA, ADR	113,891
890	RTL Group SA	67,123
185,412	SES SA, FDR, Class A Shares	3,202,793
14,418	Stabilus SA	1,455,527
140,926	Tenaris SA	2,531,687

	Total Luxembourg	8,765,534

Macau - 0.0%
28,800	MGM China Holdings Ltd.	83,205
67,600	Sands China Ltd.	402,138
40,800	Wynn Macau Ltd.	155,469

	Total Macau	640,812

Mexico - 0.0%
6,000	Fresnillo PLC	105,971

Netherlands - 4.1%
112,148	Aalberts Industries NV	5,503,594
12,204	ABN AMRO Group NV, Dutch Certificate, GDR(b)	317,393
50,426	Aegon NV(a)	313,172
80,025	Akzo Nobel NV	7,013,292
14,979	AMG Advanced Metallurgical Group NV	858,590
7,741	ASM International NV(a)	451,986
42,935	ASML Holding NV	8,376,666
18,049	ASR Nederland NV	765,362
27,036	BE Semiconductor Industries NV	906,219
79,783	Boskalis Westminster(a)	2,201,872
17,925	Euronext NV(b)	1,147,193
2,831	EXOR NV	208,498
3,264	Heineken Holding NV	318,357
36,600	Heineken NV	3,669,355
372,065	ING Groep NV	5,406,935
34,639	Koninklijke Ahold Delhaize NV	796,768
4,709	Koninklijke DSM NV	467,766
85,074	Koninklijke KPN NV	231,106
25,169	Koninklijke Philips NV	1,027,650
40,170	Koninklijke Vopak NV	1,968,051
8,095	NN Group NV	347,291
9,285	NXP Semiconductors NV*	1,058,490
378,264	PostNL NV	1,318,120

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 4.1% - (continued)
6,299	QIAGEN NV*	$228,497
2,967	Randstad NV	177,476
124,205	Royal Dutch Shell PLC, Class A Shares	4,305,372
446,858	Royal Dutch Shell PLC, Class B Shares	15,905,701
8,820	TKH Group NV, Dutch Certificate	594,531
7,518	Wolters Kluwer NV	423,079

	Total Netherlands	66,308,382

New Zealand - 0.1%
19,765	a2 Milk Co., Ltd.*	150,349
26,123	Auckland International Airport Ltd.	120,420
15,309	Fisher & Paykel Healthcare Corp., Ltd.	141,926
28,906	Fletcher Building Ltd.*	133,297
3,639	Fletcher Building Ltd.*#(e)	4,558
28,934	Meridian Energy Ltd.	60,367
10,364	Ryman Healthcare Ltd.	82,589
48,388	Spark New Zealand Ltd.	123,696
210,807	Summerset Group Holdings Ltd.	1,083,075

	Total New Zealand	1,900,277

Norway - 0.6%
49,483	Aker BP ASA	1,801,444
186,260	DNB ASA	3,328,680
31,237	Equinor ASA	820,042
5,541	Gjensidige Forsikring ASA	85,616
11,366	Marine Harvest ASA	227,473
425,209	Norsk Hydro ASA	2,663,017
22,538	Orkla ASA	203,457
3,010	Schibsted ASA, Class B Shares	81,708
81,569	Storebrand ASA	667,699
19,730	Telenor ASA	406,342
4,636	Yara International ASA	191,353

	Total Norway	10,476,831

Portugal - 0.0%
69,999	EDP - Energias de Portugal SA	273,861
13,543	Galp Energia SGPS SA, Class B Shares	252,020
6,813	Jeronimo Martins SGPS SA	106,963

	Total Portugal	632,844

Russia - 0.5%
686,655	Gazprom PJSC, ADR	3,108,632
49,400	LUKOIL PJSC, ADR	3,293,004
94,200	Sberbank of Russia PJSC, ADR	1,351,770

	Total Russia	7,753,406

Singapore - 0.6%
60,800	Ascendas Real Estate Investment Trust	120,074
71,619	CapitaLand Commercial Trust, REIT	91,219
67,900	CapitaLand Ltd.	174,867
59,100	CapitaLand Mall Trust, REIT	91,145
12,100	City Developments Ltd.	100,927
54,700	ComfortDelGro Corp., Ltd.	100,280
48,000	DBS Group Holdings Ltd.	1,012,439
896,500	Frasers Logistics & Industrial Trust, REIT	708,287
159,100	Genting Singapore PLC	149,045

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 0.6% - (continued)
158,600	Golden Agri-Resources Ltd.	$37,234
3,000	Jardine Cycle & Carriage Ltd.	76,739
42,700	Keppel Corp., Ltd.	244,625
517,800	Mapletree Industrial Trust, REIT	760,874
351,200	Oversea-Chinese Banking Corp., Ltd.	3,272,327
15,600	SATS Ltd.	59,966
30,600	Sembcorp Industries Ltd.	66,748
16,200	Singapore Airlines Ltd.	136,012
20,500	Singapore Exchange Ltd.	110,597
25,000	Singapore Press Holdings Ltd.	48,964
52,800	Singapore Technologies Engineering Ltd.	136,757
227,300	Singapore Telecommunications Ltd.	555,559
57,500	Suntec Real Estate Investment Trust	77,008
35,903	United Overseas Bank Ltd.	751,483
11,971	UOL Group Ltd.	72,304
38,400	Venture Corp., Ltd.	601,239
51,900	Wilmar International Ltd.	125,242

	Total Singapore	9,681,961

South Africa - 0.3%
31,875	Anglo American Platinum Ltd.	843,973
567,427	Gold Fields Ltd., ADR	2,025,714
196,800	Impala Platinum Holdings Ltd.*	313,444
17,791	Investec PLC	131,427
10,767	Mediclinic International PLC	87,479
144,715	SPAR Group Ltd. (The)	2,192,151

	Total South Africa	5,594,188

South Korea - 1.9%
4,685	Chong Kun Dang Pharmaceutical Corp.	453,907
16,796	Douzone Bizon Co., Ltd.	680,291
3,144	GS Home Shopping Inc.	491,714
47,722	KB Financial Group Inc.	2,290,564
90,195	Kia Motors Corp.	2,596,612
10,970	KIWOOM Securities Co., Ltd.(a)	1,266,825
17,799	Korea United Pharm Inc.	420,874
210,287	KT Corp., ADR	2,744,245
11,432	LS Industrial Systems Co., Ltd.	815,258
14,703	Poongsan Corp.	488,420
143,494	Samsung Electronics Co., Ltd.	6,721,295
7,763	Samsung SDI Co., Ltd.	1,435,140
18,474	SFA Engineering Corp.	620,966
52,456	Shinhan Financial Group Co., Ltd.	2,119,330
5,192	SillaJen Inc.*(a)	384,564
29,223	SK Telecom Co., Ltd.	5,999,666
16,897	SKC Co., Ltd.	602,319
26,091	SL Corp.	450,072
2,002	Soulbrain Co., Ltd.	129,358
23,881	TES Co., Ltd.	665,179

	Total South Korea	31,376,599

Spain - 2.1%
6,801	ACS Actividades de Construccion y Servicios SA	281,673
1,794	Aena SME SA(b)	344,608

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Spain - 2.1% - (continued)
51,033	Amadeus IT Group SA	$4,044,291
535,611	Banco Bilbao Vizcaya Argentaria SA	3,656,509
152,641	Banco de Sabadell SA	256,100
435,964	Banco Santander SA	2,338,958
31,516	Bankia SA	120,188
96,984	Bankinter SA	939,261
1,069,240	CaixaBank SA	4,545,459
3,418	Enagas SA	91,481
8,993	Endesa SA	198,860
14,115	Ferrovial SA	287,639
10,313	Gas Natural SDG SA	252,724
139,442	Grifols SA	4,096,541
155,400	Iberdrola SA	1,100,995
86,757	Industria de Diseno Textil SA	2,734,323
30,418	Mapfre SA	92,542
33,629	Melia Hotels International SA	461,565
37,896	Merlin Properties Socimi SA, REIT	523,040
684,947	Prosegur Cash SA(b)	1,863,621
407,908	Prosegur Cia de Seguridad SA	2,804,215
46,136	Red Electrica Corp. SA	901,106
35,744	Repsol SA	679,941
6,183	Siemens Gamesa Renewable Energy SA(a)	94,894
127,170	Telefonica SA	1,122,419
273,558	Unicaja Banco SA(b)	473,598

	Total Spain	34,306,551

Sweden - 1.9%
76,028	Ahlsell AB(b)	462,833
63,816	Alfa Laval AB	1,595,102
119,382	Assa Abloy AB, Class B Shares	2,568,686
79,981	Atlas Copco AB, Class A Shares*	72,553
98,259	Atlas Copco AB, Class A Shares	3,889,396
10,843	Atlas Copco AB, Class B Shares	392,682
6,811	Boliden AB	240,264
80,614	Dometic Group AB(b)	826,556
6,030	Electrolux AB, Series B	148,735
118,247	Elekta AB, Class B Shares	1,441,863
15,787	Essity AB, Class B Shares	400,322
25,989	Hennes & Mauritz AB, Class B Shares	391,837
7,130	Hexagon AB, Class B Shares	401,977
11,408	Husqvarna AB, Class B Shares	112,203
1,751	ICA Gruppen AB	54,053
4,576	Industrivarden AB, Class C Shares	96,189
12,303	Investor AB, Class B Shares	510,549
5,925	Kinnevik AB, Class B Shares	206,608
2,254	L E Lundbergforetagen AB, Class B Shares	72,860
5,238	Lundin Petroleum AB	166,209
83,816	NetEnt AB*	474,297
81,604	Nordea Bank AB	785,348
56,697	Peab AB	456,307
74,026	Resurs Holding AB(b)	472,795
30,456	Sandvik AB	528,488

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 1.9% - (continued)
8,274	Securitas AB, Class B Shares	$133,107
44,182	Skandinaviska Enskilda Banken AB, Class A Shares	398,348
8,608	Skanska AB, Class B Shares	158,575
111,038	SKF AB, Class B Shares	2,158,499
196,252	SSAB AB, Class B Shares	835,954
41,465	Svenska Handelsbanken AB, Class A Shares	454,567
25,323	Swedbank AB, Class A Shares	526,744
69,558	Swedish Match AB	3,299,163
27,834	Swedish Orphan Biovitrum AB*	566,636
9,751	Tele2 AB, Class B Shares	119,395
527,175	Telefonaktiebolaget LM Ericsson, Class B Shares	3,819,091
76,043	Telia Co. AB	355,949
42,361	Volvo AB, Class B Shares	729,684
81,086	Wihlborgs Fastigheter AB	881,771

	Total Sweden	31,206,195

Switzerland - 8.4%
375,927	ABB Ltd., Class Registered Shares	8,545,037
32,005	Adecco Group AG, Class Registered Shares	1,916,002
83,062	Aryzta AG*(a)	1,235,761
1,257	Baloise Holding AG, Class Registered Shares	184,058
1,368	Barry Callebaut AG, Class Registered Shares	2,391,812
27	Chocoladefabriken Lindt & Spruengli AG	172,936
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	226,949
75,926	Cie Financiere Richemont SA, Class Registered Shares	6,972,758
6,047	Clariant AG, Class Registered Shares*	146,222
40,915	Coca-Cola HBC AG*	1,397,934
69,058	Credit Suisse Group AG, Class Registered Shares*	1,049,122
4,389	Dufry AG, Class Registered Shares*	597,709
216	EMS-Chemie Holding AG, Class Registered Shares	135,403
29,193	Ferguson PLC	2,262,251
38,535	GAM Holding AG*	577,288
1,016	Geberit AG, Class Registered Shares	438,086
1,295	Georg Fischer AG, Class Registered Shares	1,671,673
1,436	Givaudan SA, Class Registered Shares	3,192,714
327,300	Glencore PLC*	1,619,229
706	Helvetia Holding AG, Class Registered Shares	399,169
57,918	Julius Baer Group Ltd.*	3,370,361
1,354	Kuehne + Nagel International AG, Class Registered Shares	203,600
75,424	LafargeHolcim Ltd., Class Registered Shares	3,869,349
38,038	Logitech International SA, Class Registered Shares	1,552,543
24,984	Lonza Group AG, Class Registered Shares*	6,705,968
169,593	Nestlé SA, Class Registered Shares	12,782,932
151,775	Novartis AG, Class Registered Shares	11,261,311
1,101	Pargesa Holding SA	96,449
487	Partners Group Holding AG	351,014
70,374	Roche Holding AG	15,094,762
11,681	Schindler Holding AG	2,472,987
538	Schindler Holding AG, Class Registered Shares	110,389
951	SGS SA, Class Registered Shares	2,464,624
388	Sika AG	3,089,253
16,250	Sonova Holding AG, Class Registered Shares	2,836,193

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 8.4% - (continued)
213,371	STMicroelectronics NV	$5,079,352
1,290	Straumann Holding AG, Class Registered Shares	852,551
811	Swatch Group AG (The)	393,543
1,531	Swatch Group AG (The), Class Registered Shares	136,307
4,720	Swiss Life Holding AG, Class Registered Shares*	1,609,338
1,828	Swiss Prime Site AG, Class Registered Shares*	170,475
8,494	Swiss Re AG	735,261
729	Swisscom AG, Class Registered Shares	324,707
44,076	Temenos AG, Class Registered Shares*	6,545,542
671,243	UBS Group AG, Class Registered Shares	10,087,133
22,600	VAT Group AG*(b)	3,226,656
1,214	Vifor Pharma AG	188,881
25,600	Wizz Air Holdings PLC*(b)	1,154,934
15,926	Zurich Insurance Group AG	4,730,278

	Total Switzerland	136,628,806

Taiwan - 0.2%
88,270	MediaTek Inc.	913,953
3,506,000	Shin Kong Financial Holding Co., Ltd.	1,395,710
187,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,393,946

	Total Taiwan	3,703,609

Thailand - 0.2%
1,267,600	CP ALL PCL	3,193,221

United Arab Emirates - 0.0%
2,809	NMC Health PLC*	131,618

United Kingdom - 16.8%
27,325	3i Group PLC	346,252
5,416	Admiral Group PLC	138,636
162,220	Anglo American PLC	3,876,716
119,351	Ashmore Group PLC	583,091
13,251	Ashtead Group PLC	408,854
9,951	Associated British Foods PLC	350,366
244,540	AstraZeneca PLC	17,847,541
127,546	Auto Trader Group PLC(b)	597,863
1,474,380	Aviva PLC	10,012,414
5,553	Babcock International Group PLC	61,499
368,702	BAE Systems PLC	3,134,362
664,580	Balfour Beatty PLC	2,700,217
3,228,987	Barclays PLC	8,478,026
25,144	Barratt Developments PLC	182,383
79,006	Beazley PLC	628,037
15,203	Bellway PLC	663,575
3,227	Berkeley Group Holdings PLC	182,151
2,710,642	BP PLC	20,770,587
228,006	British American Tobacco PLC	11,727,846
24,217	British Land Co. PLC (The), REIT	217,871
1,072,154	BT Group PLC	2,920,309
219,245	Bunzl PLC	6,674,329
116,778	Burberry Group PLC	3,211,930
153,376	Cairn Energy PLC*	470,687

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 16.8% - (continued)
1,498,768	Centrica PLC	$2,906,740
184,489	Cineworld Group PLC	624,149
65,572	Clinigen Group PLC	744,526
27,110	CNH Industrial NV	316,304
2,199,427	Cobham PLC*	3,633,816
5,551	Coca-Cola European Partners PLC	210,771
42,400	Compass Group PLC	911,690
41,290	Computacenter PLC	723,500
38,622	ConvaTec Group PLC(b)	118,734
79,299	Costain Group PLC	483,142
3,387	Croda International PLC	209,933
14,497	Dechra Pharmaceuticals PLC	536,733
263,897	Diageo PLC	9,692,205
34,241	Direct Line Insurance Group PLC	162,588
510,736	Domino’s Pizza Group PLC	2,576,317
71,732	DS Smith PLC	527,416
4,518	easyJet PLC	102,453
93,229	Electrocomponents PLC	872,332
227,237	Essentra PLC	1,433,067
24,253	Experian PLC	593,806
13,734	Ferroglobe PLC*	140,499
29,633	Fiat Chrysler Automobiles NV*	671,493
39,766	G4S PLC	142,704
665,278	GlaxoSmithKline PLC	13,476,878
21,491	Hammerson PLC, REIT	156,004
7,689	Hargreaves Lansdown PLC	194,455
321,260	Hays PLC	783,749
1,225,056	HSBC Holdings PLC	11,736,620
57,411	Hunting PLC*	644,645
133,584	Ibstock PLC(b)	497,287
57,093	IG Group Holdings PLC	656,125
25,636	Imperial Brands PLC	923,631
85,067	Indivior PLC*	542,046
5,175	InterContinental Hotels Group PLC	331,217
59,230	Intermediate Capital Group PLC	900,513
16,902	International Consolidated Airlines Group SA	153,141
32,600	Intertek Group PLC	2,369,049
99,994	ITV PLC	215,687
788,407	J Sainsbury PLC	3,336,417
180,218	JD Sports Fashion PLC	912,033
17,812	John Wood Group PLC	158,457
14,511	Johnson Matthey PLC	677,783
244,409	Just Group PLC	469,142
44,602	Keller Group PLC	620,317
54,344	Kingfisher PLC	220,145
21,526	Land Securities Group PLC, REIT	265,506
165,592	Legal & General Group PLC	594,002
8,344,181	Lloyds Banking Group PLC	7,011,995
8,203	London Stock Exchange Group PLC	488,260
251,585	LondonMetric Property PLC, REIT	643,074
548,540	Marks & Spencer Group PLC	2,067,895

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 16.8% - (continued)
18,948	Meggitt PLC	$123,863
323,605	Melrose Industries PLC	1,015,371
19,860	Merlin Entertainments PLC(b)	96,842
177,650	Micro Focus International PLC	3,149,987
10,014	Mondi PLC	278,131
140,227	National Express Group PLC	747,884
90,888	National Grid PLC	1,004,590
229,609	NEX Group PLC	3,088,033
4,243	Next PLC	327,167
77,065	Northgate PLC	426,824
134,565	Old Mutual PLC	429,042
21,580	Pearson PLC	258,670
7,859	Persimmon PLC	295,890
571,718	Prudential PLC	13,730,139
115,733	Reckitt Benckiser Group PLC	8,863,590
83,583	Redrow PLC	672,841
26,117	RELX NV	571,414
29,566	RELX PLC	649,552
11,209	Rio Tinto Ltd.	701,101
32,431	Rio Tinto PLC	1,828,387
349,028	Rolls-Royce Holdings PLC*	3,818,079
94,099	Royal Bank of Scotland Group PLC*	344,173
24,882	Royal Mail PLC	168,351
39,876	RPC Group PLC	419,227
26,529	RSA Insurance Group PLC	229,874
117,646	Safestore Holdings PLC, REIT	876,126
31,507	Sage Group PLC (The)	276,815
3,435	Schroders PLC	147,530
24,891	Segro PLC, REIT	216,618
6,082	Severn Trent PLC	160,830
27,802	Sky PLC	497,781
95,918	Smith & Nephew PLC	1,745,116
127,216	Smiths Group PLC	2,977,751
78,406	Spectris PLC	2,909,396
321,531	SSE PLC	5,844,782
14,431	St. James’s Place PLC.	228,711
374,142	Standard Chartered PLC	3,753,760
70,410	Standard Life Aberdeen PLC	327,463
125,693	Stock Spirits Group PLC	403,557
139,394	Synthomer PLC	999,795
104,496	Tate & Lyle PLC	956,343
96,694	Taylor Wimpey PLC	244,434
58,146	TechnipFMC PLC	1,834,176
261,095	Tesco PLC	852,847
311,599	TP ICAP PLC	1,735,783
104,856	Travis Perkins PLC	1,875,617
41,695	Unilever NV, Dutch Certificate	2,323,214
113,579	Unilever PLC	6,261,115
67,235	UNITE Group PLC (The), REIT	759,225
17,337	United Utilities Group PLC	178,816
90,156	Vesuvius PLC	752,130

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 16.8% - (continued)
127,640	Virgin Money Holdings UK PLC	$580,638
3,596,058	Vodafone Group PLC	9,199,324
48,642	Weir Group PLC (The)	1,417,135
92,516	Whitbread PLC	5,183,929
55,691	WM Morrison Supermarkets PLC	181,854
34,311	WPP PLC	562,306

	Total United Kingdom	275,070,472

United States - 1.0%
1,152	Booking Holdings Inc.*	2,429,476
67,450	Carnival Corp.	4,200,786
70,106	Carnival PLC	4,484,934
8,645	Maxar Technologies Ltd.	413,349
289,000	Nexteer Automotive Group Ltd.	472,464
2,747	OneMarket Ltd.*	3,179
19,626	Philip Morris International Inc.	1,561,052
401,400	Samsonite International SA(e)	1,373,766
24,306	Shire PLC	1,329,019

	Total United States	16,268,025

	TOTAL COMMON STOCKS (Cost - $1,383,931,147)	1,553,805,781

PREFERRED STOCKS - 0.9%
Brazil - 0.1%
180,000	Telefonica Brasil SA, Class Preferred Shares	2,199,248

Germany - 0.8%
1,444	Bayerische Motoren Werke AG, Class Preferred Shares	126,551
1,952	FUCHS PETROLUB SE, Class Preferred Shares	102,393
4,785	Henkel AG & Co. KGaA, Class Preferred Shares	590,971
4,283	Porsche Automobil Holding SE, Class Preferred Shares	316,026
961	Sartorius AG - VORZUG, Class Preferred Shares	140,769
4,947	Schaeffler AG, Class Preferred Shares	74,105
58,143	Volkswagen AG, Class Preferred Shares	10,943,747

	Total Germany	12,294,562

	TOTAL PREFERRED STOCKS (Cost - $10,935,322)	14,493,810

CLOSED END MUTUAL FUND SECURITY - 0.1%
United States - 0.1%
27,337	Vanguard FTSE Developed Markets ETF, Common Class (Cost - $1,219,017)	1,207,475

RIGHTS - 0.0%
Singapore - 0.0%
89,650	Frasers Logistics & Industrial Trust*#(e)	—

Spain - 0.0%
14,115	Ferrovial SA*	5,149

Switzerland - 0.0%
2,256	Sika Ltd.*(e)	—

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United Kingdom - 0.0%
20,158,746		Rolls-Royce Holdings PLC*(e)	$26,795

		TOTAL RIGHTS (Cost - $5,112)	31,944

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,396,090,598)	1,569,539,010

Face Amount†
SHORT-TERM INVESTMENTS (f) - 5.6%
MONEY MARKET FUND - 3.0%
$48,656,208		Invesco STIT - Government & Agency Portfolio, Institutional Class(g) (Cost - $48,656,208)	48,656,208

TIME DEPOSITS - 2.6%
		ANZ National Bank - London:
72,106	AUD	0.760% due 6/1/18	54,534
141,991		1.050% due 6/1/18	141,991
5,020,911		Banco Santander SA - Frankfurt, 1.050% due 6/1/18	5,020,911
		BBH - Grand Cayman:
599,283	CHF	(1.490)% due 6/1/18	608,069
86,694	DKK	(0.750)% due 6/1/18	13,617
86	JPY	(0.220)% due 6/1/18	1
372,351	NOK	0.200% due 6/1/18	45,504
10,938	GBP	0.230% due 6/1/18	14,538
3	SGD	0.390% due 6/1/18	2
5,088	CAD	0.510% due 6/1/18	3,924
9	AUD	0.760% due 6/1/18	7
2,595	NZD	0.850% due 6/1/18	1,816
27	ZAR	5.150% due 6/1/18	2
		BNP Paribas - Paris:
83,787	SGD	0.390% due 6/1/18	62,579
638,648	HKD	0.600% due 6/1/18	81,425
		Citibank - London:
1,310,072	EUR	(0.580)% due 6/1/18	1,531,539
306,997	GBP	0.230% due 6/1/18	408,061
15,754,922		Citibank - New York, 1.050% due 6/1/18	15,754,922
4,004,166	JPY	DNB - Oslo, (0.220%) due 6/1/18	36,811
7,665,975		JPMorgan Chase & Co. - New York, 1.050% due 6/1/18	7,665,975
839,684		National Australia Bank Ltd. - London, 1.050% due 6/1/18	839,684
678,850	SEK	Skandinaviska Enskilda Banken AB - Sweden, (0.920%) due 6/1/18	76,985
3,282,249		Standard Chartered Bank - London, 1.050% due 6/1/18	3,282,249
		Sumitomo - Tokyo:
66,025,444	JPY	(0.220)% due 6/1/18	606,991
6,056,541		1.050% due 6/1/18	6,056,541

		TOTAL TIME DEPOSITS (Cost - $42,308,678)	42,308,678

		TOTAL SHORT-TERM INVESTMENTS (Cost - $90,964,886)	90,964,886

		TOTAL INVESTMENTS - 101.7% (Cost - $1,487,055,484)	1,660,503,896

		Liabilities in Excess of Other Assets - (1.7)%	(27,726,732)

		TOTAL NET ASSETS - 100.0%	$1,632,777,164

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $24,316,873 and represents 1.5% of net assets.
(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.6%.
(g)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2018, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
International Equity Fund	$1,487,055,484	$263,589,249	$(90,187,705)	$173,401,544

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
FDR	—	Finnish Depositary Receipt
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	16.6%
Industrials	14.7
Consumer Discretionary	12.9
Information Technology	10.6
Health Care	9.8
Materials	7.7
Consumer Staples	7.5
Energy	6.4
Telecommunication Services	4.4
Utilities	2.1
Real Estate	1.8
Short-Term Investments	5.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At May 31, 2018, International Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 June Futures	29	6/18	$1,184,610	$1,155,056	$(29,554)
FTSE 100 Index June Futures	8	6/18	815,417	815,597	180
SPI 200 Index June Futures	3	6/18	342,216	341,243	(973)
TOPIX Index June Futures	6	6/18	978,783	962,262	(16,521)

					$(46,868)

At May 31, 2018, International Equity Fund had deposited cash of $209,180 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 90.8%
Argentina - 0.7%
68,830	Grupo Supervielle SA, ADR	$1,181,811
120,933	YPF SA, ADR	2,196,143

	Total Argentina	3,377,954

Australia - 0.0%
68,000	MMG Ltd.*	49,418

Brazil - 5.2%
139,315	Ambev SA	736,604
373,071	Ambev SA, ADR	1,962,353
11,300	Atacadao Distribuicao Comercio e Industria Ltd.	48,398
59,243	B3 SA - Brasil Bolsa Balcao	346,327
27,503	Banco Bradesco SA	192,610
573,096	Banco do Brasil SA	4,673,718
12,695	Banco Santander Brasil SA	115,155
342,770	BB Seguridade Participações SA	2,398,654
20,976	BR Malls Participações SA*	58,016
15,157	BRF SA*	87,181
595,384	CCR SA	1,646,739
8,618	Centrais Eletricas Brasileiras SA*	33,856
160,485	Cia de Saneamento Basico do Estado de Sao Paulo	1,126,929
15,800	Cia Siderurgica Nacional SA*	32,669
567,106	Cielo SA	2,581,216
4,160	Cosan SA Indústria e Comércio	43,343
7,700	EDP - Energias do Brasil SA	27,335
20,394	Embraer SA	123,164
4,100	Engie Brasil Energia SA	40,725
5,810	Equatorial Energia SA	94,841
7,838	Fibria Celulose SA	148,972
263,750	Fleury SA	1,740,863
10,696	Hypera SA	80,995
440,300	International Meal Co. Alimentacao SA	869,013
24,055	JBS SA	57,683
16,491	Klabin SA	92,950
43,404	Kroton Educacional SA	125,993
15,468	Localiza Rent a Car SA	102,718
22,124	Lojas Renner SA	176,267
3,542	M Dias Branco SA	39,947
778,300	Movida Participacoes SA	1,446,250
3,328	Multiplan Empreendimentos Imobiliarios SA	52,431
6,511	Natura Cosméticos SA	58,956
6,700	Odontoprev SA	25,116
216,300	Petrobras Distribuidora SA	1,057,105
89,885	Petroleo Brasileiro SA	535,593
2,900	Porto Seguro SA	33,104
6,476	Raia Drogasil SA	108,287
31,388	Rumo SA*	116,399

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Brazil - 5.2% - (continued)
74,450	Smiles Fidelidade SA	$1,164,931
5,205	Sul America SA	27,367
13,415	Suzano Papel e Celulose SA	155,259
26,912	TIM Participações SA	96,909
9,913	Ultrapar Participações SA	133,096
90,242	Vale SA	1,226,894
21,546	WEG SA	99,399

	Total Brazil	26,142,330

Chile - 0.3%
65,824	Aguas Andinas SA, Class A Shares	38,831
738,556	Banco de Chile	119,464
1,254	Banco de Credito e Inversiones SA	89,245
1,888,321	Banco Santander Chile	153,739
40,976	Cencosud SA	110,012
5,277	Cia Cervecerias Unidas SA	73,851
199,393	Colbun SA	46,481
3,852	Empresa Nacional de Telecomunicaciones SA	42,027
31,738	Empresas CMPC SA	123,713
12,701	Empresas COPEC SA	193,104
817,590	Enel Americas SA	157,375
896,436	Enel Chile SA	95,431
3,934,534	Itau CorpBanca	42,116
8,676	Latam Airlines Group SA	103,268
20,935	SACI Falabella	196,007

	Total Chile	1,584,664

China - 25.7%
34,500	3SBio Inc.*(a)	98,264
640	51job Inc., ADR*	68,096
2,764	58.com Inc., ADR*	224,492
112,763	AAC Technologies Holdings Inc.	1,682,270
44,000	Agile Group Holdings Ltd.	83,204
26,300	Agricultural Bank of China Ltd., Class A Shares*	14,727
838,000	Agricultural Bank of China Ltd., Class H Shares(b)	430,535
60,000	Air China Ltd., Class H Shares(b)	69,022
92,671	Alibaba Group Holding Ltd., ADR*	18,349,785
775,000	A-Living Services Co., Ltd., (Restricted, cost - $1,120,183, acquired 4/16/18), Class H Shares*(a)(b)(c)	1,455,025
120,000	Aluminum Corp. of China Ltd., Class H Shares*(b)	62,938
32,000	Angang Steel Co., Ltd., Class H Shares*(b)	31,742
35,500	Anhui Conch Cement Co., Ltd., Class H Shares(b)	217,139
32,000	ANTA Sports Products Ltd.	184,073
1,618	Autohome Inc., ADR	182,381
53,000	AviChina Industry & Technology Co., Ltd., Class H Shares(b)	35,231
50,500	BAIC Motor Corp., Ltd., Class H Shares(a)(b)	49,062
18,160	Baidu Inc., ADR*	4,404,890
2,261,000	Bank of China Ltd., Class H Shares(b)	1,173,926
16,600	Bank of Communications Co., Ltd., Class A Shares*	15,613
241,000	Bank of Communications Co., Ltd., Class H Shares(b)	190,512
67,000	BBMG Corp., Class H Shares(b)	29,385
2,569,500	Beijing Capital International Airport Co., Ltd., Class H Shares(b)	3,795,031
18,500	BYD Co., Ltd., Class H Shares(b)	119,162
19,500	BYD Electronic International Co., Ltd.	30,760

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.7% - (continued)
22,000	CAR Inc.*	$24,627
311,000	CGN Power Co., Ltd., Class H Shares(a)(b)	88,068
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(b)	92,177
276,000	China CITIC Bank Corp., Ltd., Class H Shares(b)	187,158
59,000	China Coal Energy Co., Ltd., Class H Shares(b)	25,952
152,000	China Communications Construction Co., Ltd., Class H Shares(b)	162,439
82,000	China Communications Services Corp., Ltd., Class H Shares(b)	52,657
51,500	China Conch Venture Holdings Ltd.	177,984
9,471,380	China Construction Bank Corp., Class H Shares(b)	9,539,647
40,000	China Eastern Airlines Corp., Ltd., Class H Shares(b)	31,823
79,000	China Everbright Bank Co., Ltd., Class H Shares(b)	39,165
75,000	China Evergrande Group*	217,593
91,000	China Galaxy Securities Co., Ltd., Class H Shares(b)	56,645
286,000	China Huarong Asset Management Co., Ltd., Class H Shares(a)(b)	95,785
102,000	China Huishan Dairy Holdings Co., Ltd.*#(d)	—
7,600	China International Capital Corp., Ltd., Class H Shares(a)(b)	16,027
12,300	China International Marine Containers Group Co., Ltd., Class H Shares*(b)	19,226
221,000	China Life Insurance Co., Ltd., Class H Shares(b)	613,341
5,200	China Literature Ltd.*(a)	48,563
80,839	China Lodging Group Ltd., ADR	3,557,724
98,000	China Longyuan Power Group Corp., Ltd., Class H Shares(b)	90,086
1,738,000	China Maple Leaf Educational Systems Ltd.	3,304,329
914,000	China Medical System Holdings Ltd.	2,190,724
4,400	China Merchants Bank Co., Ltd., Class A Shares*	19,799
116,500	China Merchants Bank Co., Ltd., Class H Shares(b)	478,480
13,000	China Minsheng Banking Corp., Ltd., Class A Shares*	15,552
153,500	China Minsheng Banking Corp., Ltd., Class H Shares(b)	146,144
108,000	China Molybdenum Co., Ltd., Class H Shares*(b)	67,777
114,000	China National Building Material Co., Ltd., Class H Shares*(b)	129,313
46,000	China Oilfield Services Ltd., Class H Shares(b)	47,688
75,400	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	323,522
760,000	China Petroleum & Chemical Corp., Class H Shares(b)	741,340
50,000	China Railway Construction Corp., Ltd., Class H Shares(b)	56,572
102,000	China Railway Group Ltd., Class H Shares(b)	82,222
42,000	China Railway Signal & Communication Corp., Ltd., Class H Shares*(a)(b)	32,825
163,000	China Reinsurance Group Corp., Class H Shares*(b)	36,576
54,000	China Resources Pharmaceutical Group Ltd.(a)	82,652
643,500	China Shenhua Energy Co., Ltd., Class H Shares(b)	1,678,428
46,000	China Southern Airlines Co., Ltd., Class H Shares(b)	45,253
12,100	China State Construction Engineering Corp., Ltd., Class A Shares*	15,532
424,000	China Telecom Corp., Ltd., Class H Shares(b)	197,046
3,900	China Vanke Co., Ltd., Class A Shares*	15,566
33,200	China Vanke Co., Ltd., Class H Shares(b)	118,071
6,200	China Yangtze Power Co., Ltd., Class A Shares*	16,556
2,086,600	China ZhengTong Auto Services Holdings Ltd.	1,789,716
44,400	China Zhongwang Holdings Ltd.*	24,059
20,700	Chongqing Changan Automobile Co., Ltd., Class B Shares	22,671
83,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(b)	55,155
98,000	CIFI Holdings Group Co., Ltd.	75,220
5,200	CITIC Securities Co., Ltd., Class A Shares*	15,126
70,500	CITIC Securities Co., Ltd., Class H Shares(b)	176,400

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.7% - (continued)
1,457,442	CNOOC Ltd.	$2,469,654
108,000	COSCO SHIPPING Development Co., Ltd., Class H Shares*(b)	20,517
36,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H Shares(b)	20,379
68,500	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(b)	38,515
204,000	Country Garden Holdings Co., Ltd.	396,416
129,000	CRRC Corp., Ltd., Class H Shares(b)	114,736
140,000	CSPC Pharmaceutical Group Ltd.	434,176
11,931	Ctrip.com International Ltd., ADR*	537,969
59,000	Dali Foods Group Co., Ltd.*(a)	45,510
88,000	Datang International Power Generation Co., Ltd., Class H Shares*(b)	28,386
86,000	Dongfeng Motor Group Co., Ltd., Class H Shares(b)	97,778
230,000	ENN Energy Holdings Ltd.	2,361,799
6,001	Fang Holdings Ltd., ADR*	30,425
230,000	Focus Media Information Technology Co., Ltd., Class A Shares	447,874
74,500	Fosun International Ltd.	162,459
1,417,300	Fu Shou Yuan International Group Ltd.	1,573,766
30,000	Future Land Development Holdings Ltd.*	23,523
11,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares*(a)(b)	42,771
1,684	GDS Holdings Ltd., ADR*	63,672
148,000	Geely Automobile Holdings Ltd.	416,077
26,000	Genscript Biotech Corp.*	97,127
34,400	GF Securities Co., Ltd., Class H Shares*(b)	57,704
313,000	GOME Retail Holdings Ltd.*(e)	34,988
93,000	Great Wall Motor Co., Ltd., Class H Shares(b)	90,594
21,000	Greentown China Holdings Ltd.*	31,594
60,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(b)	101,360
24,400	Guangzhou R&F Properties Co., Ltd., Class H Shares(b)	56,840
17,200	Guotai Junan Securities Co., Ltd., Class H Shares*(a)(b)	39,999
16,000	Haitian International Holdings Ltd.	45,293
88,000	Haitong Securities Co., Ltd., Class H Shares(b)	109,672
2,500	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	15,266
51,997	Han’s Laser Technology Industry Group Co., Ltd., Class A Shares	445,918
159,000	Hengan International Group Co., Ltd.	1,512,269
464,000	HengTen Networks Group Ltd.*	18,635
46,000	Huadian Power International Corp., Ltd., Class H Shares(b)	21,172
108,000	Huaneng Power International Inc., Class H Shares(b)	83,266
140,000	Huaneng Renewables Corp., Ltd., Class H Shares(b)	59,835
44,400	Huatai Securities Co., Ltd., Class H Shares(a)(b)	87,078
17,100	Industrial & Commercial Bank of China Ltd., Class A Shares*	15,123
1,976,000	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	1,625,575
6,300	Industrial Bank Co., Ltd., Class A Shares*	15,683
18,000	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares*	23,940
110,365	JD.com Inc., ADR*	3,882,641
30,000	Jiangsu Expressway Co., Ltd., Class H Shares(b)	45,129
800	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares*	17,928
32,000	Jiangxi Copper Co., Ltd., Class H Shares(b)	46,204
31,000	Kaisa Group Holdings Ltd.*	16,837
26,000	Kingdee International Software Group Co., Ltd.	28,541
27,000	Kingsoft Corp., Ltd.	84,466
20,367	Kweichow Moutai Co., Ltd., Class A Shares	2,386,809
21,500	KWG Property Holding Ltd.	29,660

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.7% - (continued)
9,600	Legend Holdings Corp., Class H Shares*(a)(b)	$30,599
202,000	Lenovo Group Ltd.	106,699
26,000	Logan Property Holdings Co., Ltd.*	39,116
44,000	Longfor Properties Co., Ltd.	130,971
26,000	Luye Pharma Group Ltd.*	28,541
51,500	Meitu Inc.*(a)	54,267
82,000	Metallurgical Corp. of China Ltd., Class H Shares(b)	24,569
52,000	Midea Group Co., Ltd., Class A Shares	428,977
3,095	Momo Inc., ADR*	142,122
17,585	NetEase Inc., ADR	4,015,007
25,700	New China Life Insurance Co., Ltd., Class H Shares(b)	115,779
4,080	New Oriental Education & Technology Group Inc., ADR	405,838
448	Noah Holdings Ltd., ADR*	26,826
218,000	People’s Insurance Co. Group of China Ltd., Class H Shares(b)	102,461
656,000	PetroChina Co., Ltd., Class H Shares(b)	546,008
136,000	PICC Property & Casualty Co., Ltd., Class H Shares(b)	239,082
2,300	Ping An Insurance Group Co. of China Ltd., Class A Shares*	22,303
864,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	8,407,185
80,000	Postal Savings Bank of China Co., Ltd., Class H Shares*(a)(b)	53,549
3,000	SAIC Motor Corp., Ltd., Class A Shares*	16,986
90,200	Semiconductor Manufacturing International Corp.*	117,846
48,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(b)	41,212
72,000	Shanghai Electric Group Co., Ltd., Class H Shares*(b)	27,474
13,500	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(b)	86,021
23,100	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	34,622
21,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(b)	67,107
9,400	Shanghai Pudong Development Bank Co., Ltd., Class A Shares*	15,541
127,600	Shenzhou International Group Holdings Ltd.	1,490,480
104,000	Shui On Land Ltd.	29,171
96,000	Sihuan Pharmaceutical Holdings Group Ltd.	24,724
40,000	Silergy Corp.	912,095
1,871	SINA Corp.*	169,924
106,000	Sino-Ocean Group Holding Ltd.	71,260
37,500	Sinopec Engineering Group Co., Ltd., Class H Shares(b)	40,305
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(b)	64,826
42,800	Sinopharm Group Co., Ltd., Class H Shares(b)	190,115
58,000	Sinotrans Ltd., Class H Shares*(b)	32,907
20,000	Sinotruk Hong Kong Ltd.	28,304
52,500	SOHO China Ltd.	27,339
74,000	Sunac China Holdings Ltd.*	278,513
95,100	Sunny Optical Technology Group Co., Ltd.*	1,915,086
52,661	TAL Education Group, ADR*	2,235,986
387,331	Tencent Holdings Ltd.	19,524,073
60,000	Tingyi Cayman Islands Holding Corp.	134,117
16,000	Tong Ren Tang Technologies Co., Ltd., Class H Shares*(b)	27,825
30,000	TravelSky Technology Ltd., Class H Shares(b)	87,567
10,000	Tsingtao Brewery Co., Ltd., Class H Shares(b)	63,288
37,000	Uni-President China Holdings Ltd.*	39,862
12,308	Vipshop Holdings Ltd., ADR*	143,757
145,000	Want Want China Holdings Ltd.	143,319
1,308	Weibo Corp., ADR*(e)	133,298

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 25.7% - (continued)
1,855,200	Weichai Power Co., Ltd., Class H Shares(b)	$2,475,351
1,400	Wuliangye Yibin Co., Ltd., Class A Shares*	17,246
11,500	Wuxi Biologics Cayman Inc.*(a)	128,953
17,800	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(b)	28,504
86,000	Xinyi Solar Holdings Ltd.	35,635
58,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(b)	82,876
504,000	Yihai International Holding Ltd.	926,681
11,347	Yum China Holdings Inc.	445,937
48,000	Yuzhou Properties Co., Ltd.*	33,781
1,387	YY Inc., ADR*	161,627
30,000	Zhaojin Mining Industry Co., Ltd., Class H Shares	25,053
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(b)	35,896
4,700	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(b)	31,280
16,500	Zhongsheng Group Holdings Ltd.	52,908
17,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(b)	89,994
200,000	Zijin Mining Group Co., Ltd., Class H Shares(b)	82,707
19,000	ZTE Corp., Class H Shares#(b)(d)	46,026

	Total China	128,423,118

Colombia - 0.1%
7,110	Bancolombia SA	81,472
11,531	Cementos Argos SA	36,703
150,786	Ecopetrol SA	161,201
7,386	Grupo Argos SA	49,626
7,004	Grupo de Inversiones Suramericana SA	89,951
9,779	Interconexion Electrica SA ESP	47,908

	Total Colombia	466,861

Czech Republic - 0.1%
4,731	CEZ AS	118,253
2,391	Komercní Banka AS	96,832
16,196	Moneta Money Bank AS(a)	56,571
1,576	O2 Czech Republic AS*	19,975

	Total Czech Republic	291,631

Egypt - 0.7%
31,150	Commercial International Bank Egypt SAE, GDR	149,727
596,852	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	2,795,630
31,867	Global Telecom Holding SAE*	8,671
650,000	Juhayna Food Industries	448,357

	Total Egypt	3,402,385

Georgia - 0.3%
56,700	Bank of Georgia Group PLC	1,411,448

Germany - 0.2%
17,000	Delivery Hero AG, (Restricted, cost - $752,493, acquired 2/22/18)*(a)(c)	781,673

Greece - 0.1%
42,552	Alpha Bank AE*	90,906
46,981	Eurobank Ergasias SA*	49,261
1,594	FF Group*#(d)	8,931
7,783	Hellenic Telecommunications Organization SA	93,276
3,706	JUMBO SA	59,536
138,699	National Bank of Greece SA*	43,556

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Greece - 0.1% - (continued)
7,278	OPAP SA	$78,330
8,367	Piraeus Bank SA*	24,700
1,168	Titan Cement Co. SA	28,677

	Total Greece	477,173

Hong Kong - 3.6%
76,400	AIA Group Ltd.	697,133
82,000	Alibaba Health Information Technology Ltd.*	74,838
370,000	Alibaba Pictures Group Ltd.*	47,895
16,500	Beijing Enterprises Holdings Ltd.	90,778
4,038,500	Beijing Enterprises Water Group Ltd.	2,422,001
96,000	Brilliance China Automotive Holdings Ltd.	179,231
60,000	China Agri-Industries Holdings Ltd.	25,474
78,000	China Everbright International Ltd.	116,024
24,000	China Everbright Ltd.	52,490
82,000	China First Capital Group Ltd.*	82,174
55,600	China Gas Holdings Ltd.	229,924
152,000	China Jinmao Holdings Group Ltd.	86,005
78,000	China Mengniu Dairy Co., Ltd.	283,108
41,538	China Merchants Port Holdings Co., Ltd.	94,350
175,000	China Mobile Ltd.	1,568,778
115,837	China Mobile Ltd., ADR	5,203,398
110,000	China Overseas Land & Investment Ltd.	367,314
127,000	China Power International Development Ltd.	35,299
46,000	China Resources Beer Holdings Co., Ltd.	223,192
56,000	China Resources Cement Holdings Ltd.*	65,972
28,000	China Resources Gas Group Ltd.	105,970
82,000	China Resources Land Ltd.	300,410
60,000	China Resources Power Holdings Co., Ltd.	122,446
60,000	China State Construction International Holdings Ltd.	73,821
47,400	China Taiping Insurance Holdings Co., Ltd.	168,533
54,000	China Traditional Chinese Medicine Holdings Co., Ltd.	49,571
58,000	China Travel International Investment Hong Kong Ltd.	25,734
190,000	China Unicom Hong Kong Ltd.	258,219
436,000	Chong Sing Holdings FinTech Group Ltd.*	57,812
171,000	CITIC Ltd.	253,780
42,000	COSCO SHIPPING Ports Ltd.	40,362
70,000	Far East Horizon Ltd.	74,127
167,500	Fullshare Holdings Ltd.*	78,835
358,400	Galaxy Entertainment Group Ltd.	3,146,991
497,000	GCL-Poly Energy Holdings Ltd.*	54,197
86,000	Guangdong Investment Ltd.	144,260
38,000	Haier Electronics Group Co., Ltd.	136,399
18,000	Jiayuan International Group Ltd.*	34,516
18,500	Kingboard Chemical Holdings Ltd.	73,370
31,000	Kingboard Laminates Holdings Ltd.	41,105
106,000	Kunlun Energy Co., Ltd.	96,085
45,000	Lee & Man Paper Manufacturing Ltd.	52,491
54,000	Nine Dragons Paper Holdings Ltd.	85,244
13,000	Shanghai Industrial Holdings Ltd.	34,419
26,500	Shenzhen International Holdings Ltd.*	57,978
92,000	Shenzhen Investment Ltd.*	39,060

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 3.6% - (continued)
38,500	Shimao Property Holdings Ltd.	$112,932
133,000	Sino Biopharmaceutical Ltd.	333,957
52,000	Skyworth Digital Holdings Ltd.	24,729
50,000	SSY Group Ltd.*	53,485
76,500	Sun Art Retail Group Ltd.	89,994
28,000	Towngas China Co., Ltd.*	27,458
196,000	Yuexiu Property Co., Ltd.	44,231

	Total Hong Kong	18,237,899

Hungary - 0.6%
11,409	MOL Hungarian Oil & Gas PLC	107,480
78,642	OTP Bank Nyrt	2,812,749
4,028	Richter Gedeon Nyrt	78,749

	Total Hungary	2,998,978

India - 6.9%
21,164	Adani Ports & Special Economic Zone Ltd.	123,180
18,748	Ambuja Cements Ltd.	57,180
38,179	Ashok Leyland Ltd.	83,780
7,963	Asian Paints Ltd.	153,853
7,984	Aurobindo Pharma Ltd.	65,576
3,592	Avenue Supermarts Ltd.*(a)	81,503
401,510	Axis Bank Ltd.	3,230,118
17,949	Bajaj Auto Ltd.	736,081
5,433	Bajaj Finance Ltd.	169,766
1,172	Bajaj Finserv Ltd.	104,604
6,684	Bharat Forge Ltd.	64,249
22,236	Bharat Heavy Electricals Ltd.	27,466
20,781	Bharat Petroleum Corp., Ltd.	124,899
40,387	Bharti Airtel Ltd.	223,438
384,609	Bharti Infratel Ltd.	1,712,938
224	Bosch Ltd.	60,153
823	Britannia Industries Ltd.	72,345
5,174	Cadila Healthcare Ltd.*	27,624
92,680	Cholamandalam Investment and Finance Co., Ltd.	2,112,193
10,212	Cipla Ltd.	79,035
17,538	Coal India Ltd.	76,642
1,051	Container Corp. Of India Ltd.	21,310
13,307	Dabur India Ltd.	75,861
3,259	Dr Reddy’s Laboratories Ltd.	93,006
369	Eicher Motors Ltd.	167,329
22,772	GAIL India Ltd.	117,952
3,495	Glenmark Pharmaceuticals Ltd.	27,813
7,340	Godrej Consumer Products Ltd.	124,506
8,709	Grasim Industries Ltd.	134,971
6,303	Havells India Ltd.	50,745
16,891	HCL Technologies Ltd.	227,100
113,500	HDFC Bank Ltd.	3,578,978
26,770	HDFC Bank Ltd., ADR	2,848,863
22,122	Hero MotoCorp Ltd.	1,163,420
32,091	Hindalco Industries Ltd.	111,299
17,031	Hindustan Petroleum Corp., Ltd.	78,739
18,481	Hindustan Unilever Ltd.	440,109

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 6.9% - (continued)
45,110	Housing Development Finance Corp., Ltd.	$1,221,029
72,879	ICICI Bank Ltd.	308,882
59,355	Idea Cellular Ltd.*	54,353
777	IDFC Bank Ltd.	468
10,025	Indiabulls Housing Finance Ltd., ADR	185,778
33,162	Indian Oil Corp., Ltd.	85,589
49,730	Infosys Ltd.	911,830
101,413	ITC Ltd.	405,045
25,934	JSW Steel Ltd.	127,029
14,026	Larsen & Toubro Ltd.	284,450
10,062	LIC Housing Finance Ltd.	70,723
6,352	Lupin Ltd.	72,912
10,185	Mahindra & Mahindra Financial Services Ltd.	73,448
22,025	Mahindra & Mahindra Ltd.	301,389
11,385	Marico Ltd.	54,353
3,248	Maruti Suzuki India Ltd.	410,899
18,681	Motherson Sumi Systems Ltd.	85,734
80,302	Motilal Oswal Financial Services Ltd.	1,080,775
734	Nestle India Ltd.	105,340
41,679	NTPC Ltd.	103,749
40,163	Oil & Natural Gas Corp., Ltd.	105,754
17,509	Petronet LNG Ltd.	56,634
189,000	Phoenix Mills Ltd.	1,912,995
2,512	Piramal Enterprises Ltd.	88,722
45,025	Power Grid Corp. of India Ltd.	139,789
60,900	Quess Corp., Ltd., (Restricted, cost - $1,007,548, acquired 2/1/18)*(a)(c)	1,063,856
84,066	Reliance Industries Ltd.	1,144,671
24,982	Rural Electrification Corp., Ltd.	43,620
211	Shree Cement Ltd.	52,357
4,900	Shriram Transport Finance Co., Ltd.	105,391
1,788	Siemens Ltd.	27,802
55,042	State Bank of India*	219,773
28,501	Sun Pharmaceutical Industries Ltd.	203,294
125,019	Tata Consultancy Services Ltd.	3,237,155
48,552	Tata Motors Ltd.*	202,903
28,154	Tata Power Co., Ltd.	33,558
10,143	Tata Steel Ltd.	86,473
14,194	Tech Mahindra Ltd.	149,031
9,566	Titan Co., Ltd.	128,347
3,162	UltraTech Cement Ltd.	173,869
1,671	United Spirits Ltd.*	82,760
12,511	UPL Ltd.	131,027
12,090	Vakrangee Ltd.	5,825
37,029	Vedanta Ltd.	135,496
30,768	Wipro Ltd.	119,972
46,485	Yes Bank Ltd.*	237,952
14,516	Zee Entertainment Enterprises Ltd.	120,187

	Total India	34,601,612

Indonesia - 2.7%
482,500	Adaro Energy Tbk PT	65,188
44,800	AKR Corporindo Tbk PT	15,817

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Indonesia - 2.7% - (continued)
3,523,600	Astra International Tbk PT	$1,744,369
292,900	Bank Central Asia Tbk PT	477,459
84,900	Bank Danamon Indonesia Tbk PT	35,523
6,187,724	Bank Mandiri Persero Tbk PT	3,128,610
241,100	Bank Negara Indonesia Persero Tbk PT	146,602
12,428,600	Bank Rakyat Indonesia Persero Tbk PT	2,747,111
192,800	Bumi Serpong Damai Tbk PT	23,582
186,200	Charoen Pokphand Indonesia Tbk PT	49,168
14,300	Gudang Garam Tbk PT	70,345
313,800	Hanjaya Mandala Sampoerna Tbk PT	85,340
76,600	Indah Kiat Pulp & Paper Corp. Tbk PT*	103,089
50,100	Indocement Tunggal Prakarsa Tbk PT	63,687
58,600	Indofood CBP Sukses Makmur Tbk PT	36,545
146,800	Indofood Sukses Makmur Tbk PT	74,622
54,967	Jasa Marga Persero Tbk PT	17,564
715,400	Kalbe Farma Tbk PT	70,412
1,206,100	Link Net Tbk PT	405,026
69,778	Matahari Department Store Tbk PT	45,823
615,200	Pakuwon Jati Tbk PT	24,746
275,400	Perusahaan Gas Negara Persero Tbk	40,788
1,612,400	Semen Indonesia Persero Tbk PT	972,836
254,800	Surya Citra Media Tbk PT	44,956
1,484,487	Telekomunikasi Indonesia Persero Tbk PT	371,063
88,750	Telekomunikasi Indonesia Persero Tbk PT, ADR	2,193,013
60,800	Tower Bersama Infrastructure Tbk PT	22,146
42,300	Unilever Indonesia Tbk PT	138,631
50,600	United Tractors Tbk PT	127,225
119,000	Waskita Karya Persero Tbk PT	19,779

	Total Indonesia	13,361,065

Kenya - 0.3%
5,499,000	Safaricom PLC	1,545,014

Luxembourg - 0.0%
734	Reinet Investments SCA*	13,749

Malaysia - 1.3%
46,100	AirAsia Group Bhd	35,310
25,600	Alliance Bank Malaysia Bhd	27,215
46,100	AMMB Holdings Bhd	41,005
38,800	Astro Malaysia Holdings Bhd	13,615
94,700	Axiata Group Bhd	102,644
108,053	British American Tobacco Malaysia Bhd	876,965
144,107	CIMB Group Holdings Bhd	211,444
78,500	Dialog Group Bhd	63,928
88,600	DiGi.Com Bhd	98,174
32,100	Felda Global Ventures Holdings Bhd	12,611
52,500	Gamuda Bhd	43,740
70,400	Genting Bhd	155,240
84,200	Genting Malaysia Bhd	105,115
5,900	Genting Plantations Bhd	14,064
20,100	HAP Seng Consolidated Bhd	49,429

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Malaysia - 1.3% - (continued)
33,000	Hartalega Holdings Bhd	$50,417
21,000	Hong Leong Bank Bhd	100,917
5,900	Hong Leong Financial Group Bhd	27,981
62,100	IHH Healthcare Bhd	93,487
72,500	IJM Corp. Bhd	30,748
56,900	IOI Corp. Bhd	65,991
48,750	IOI Properties Group Bhd	19,313
13,100	Kuala Lumpur Kepong Bhd	81,862
108,209	Malayan Banking Bhd	261,555
1,082,400	Malaysia Airports Holdings Bhd	2,257,494
66,200	Maxis Bhd	96,109
36,500	MISC Bhd	53,536
1,700	Nestle Malaysia Bhd	63,093
68,000	Petronas Chemicals Group Bhd	137,322
10,700	Petronas Dagangan Bhd	67,159
20,700	Petronas Gas Bhd	91,171
12,000	PPB Group Bhd	59,971
37,500	Press Metal Aluminium Holdings Bhd	44,294
86,700	Public Bank Bhd	518,926
20,300	RHB Bank Bhd	27,219
77,200	Sime Darby Bhd	47,206
77,200	Sime Darby Plantation Bhd	107,318
77,200	Sime Darby Property Bhd	22,206
59,600	SP Setia Bhd Group	46,054
28,900	Telekom Malaysia Bhd	26,601
88,700	Tenaga Nasional Bhd	320,010
11,800	UMW Holdings Bhd*	18,916
25,800	Westports Holdings Bhd	22,305
170,850	YTL Corp. Bhd	40,648

	Total Malaysia	6,650,328

Mexico - 2.7%
83,514	Alfa SAB de CV, Class A Shares	85,453
185,809	América Móvil SAB de CV, Class L Shares, ADR	2,881,898
991,608	América Móvil SAB de CV, Series L	769,433
12,439	Arca Continental SAB de CV	74,870
1,623	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	10,501
60,579	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B Shares	79,245
448,462	Cemex SAB de CV*	267,228
14,105	Coca-Cola Femsa SAB de CV, Series L	82,485
4,730	El Puerto de Liverpool SAB de CV, Class C1 Shares	26,930
94,483	Fibra Uno Administracion SA de CV, REIT	130,183
57,490	Fomento Economico Mexicano SAB de CV	478,588
5,475	Gruma SAB de CV, Class B Shares	57,623
10,314	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	87,998
6,547	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	103,930
52,666	Grupo Bimbo SAB de CV, Series A	101,042
14,300	Grupo Carso SAB de CV, Series A1	44,771
74,619	Grupo Financiero Banorte SAB de CV, Class O Shares	395,458
69,598	Grupo Financiero Inbursa SAB de CV, Class O Shares	98,373
3,718	Grupo Lala SAB de CV, Class B Shares	4,073
520,242	Grupo México SAB de CV, Series B	1,293,755

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Mexico - 2.7% - (continued)
76,127	Grupo Televisa SAB	$254,877
4,075	Industrias Peñoles SAB de CV	69,091
17,432	Infraestructura Energetica Nova SAB de CV	72,790
648,448	Kimberly-Clark de México SAB de CV, Class A Shares	1,085,354
27,162	Mexichem SAB de CV, Class A Shares	76,621
297,516	PLA Administradora Industrial S de RL de CV, REIT*	421,420
6,730	Promotora y Operadora de Infraestructura SAB de CV*	60,444
487,000	Qualitas Controladora SAB de CV	1,254,812
226,100	Regional SAB de CV	1,258,707
589,080	Unifin Financiera SAB de CV SOFOM ENR	1,676,501
154,381	Wal-Mart de Mexico SAB de CV	388,953

	Total Mexico	13,693,407

Pakistan - 0.5%
397,335	Habib Bank Ltd.	586,971
3,299	Lucky Cement Ltd.	15,572
10,100	MCB Bank Ltd.	17,783
444,562	Oil & Gas Development Co., Ltd.	625,290
702,716	Pakistan Petroleum Ltd.	1,305,414
12,400	United Bank Ltd.	18,077

	Total Pakistan	2,569,107

Peru - 0.5%
5,924	Cia de Minas Buenaventura SAA, ADR	91,644
9,798	Credicorp Ltd.	2,169,473
2,502	Southern Copper Corp.(e)	122,323

	Total Peru	2,383,440

Philippines - 1.7%
66,680	Aboitiz Equity Ventures Inc.	73,005
37,300	Aboitiz Power Corp.	27,906
110,700	Alliance Global Group Inc.*	27,962
6,970	Ayala Corp.	124,331
2,604,150	Ayala Land Inc.	1,968,681
47,778	Bank of the Philippine Islands	86,583
73,164	BDO Unibank Inc.	181,354
7,191,900	Bloomberry Resorts Corp.	1,475,522
101,900	DMCI Holdings Inc.	20,911
845	Globe Telecom Inc.	25,933
2,505	GT Capital Holdings Inc.	46,186
903,540	International Container Terminal Services Inc.	1,454,620
80,180	JG Summit Holdings Inc.	87,007
10,760	Jollibee Foods Corp.	55,999
284,600	Megaworld Corp.	26,280
419,500	Metro Pacific Investments Corp.	37,063
20,311	Metropolitan Bank & Trust Co.	30,639
2,465	PLDT Inc.	60,225
37,876	PLDT Inc., ADR(e)	915,084
52,523	Robinsons Land Corp.	22,017
658,000	Robinsons Retail Holdings Inc.	1,100,643
6,820	Security Bank Corp.	25,350
6,870	SM Investments Corp.	113,110
260,800	SM Prime Holdings Inc.	183,206
29,910	Universal Robina Corp.	72,793

	Total Philippines	8,242,410

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Poland - 0.6%
3,146	Alior Bank SA*	$58,815
839	Bank Handlowy w Warszawie SA	18,139
15,277	Bank Millennium SA*	33,212
4,933	Bank Polska Kasa Opieki SA	148,957
1,001	Bank Zachodni WBK SA	93,886
820	CCC SA	60,408
1,925	CD Projekt SA*	77,011
6,582	Cyfrowy Polsat SA	44,305
1,402	Dino Polska SA*(a)	42,201
1,123	Grupa Azoty SA	12,940
2,342	Grupa Lotos SA	34,516
1,350	Jastrzebska Spolka Weglowa SA*	30,402
4,727	KGHM Polska Miedz SA	108,171
16,674	KRUK SA	1,052,148
37	LPP SA	94,164
371	mBank SA	42,250
16,889	Orange Polska SA*	22,851
21,259	PGE Polska Grupa Energetyczna SA*	56,796
3,266	PLAY Communications SA(a)	21,978
8,984	Polski Koncern Naftowy ORLEN SA	197,631
56,283	Polskie Gornictwo Naftowe i Gazownictwo SA	87,010
26,972	Powszechna Kasa Oszczednosci Bank Polski SA*	273,790
18,114	Powszechny Zaklad Ubezpieczen SA	177,603

	Total Poland	2,789,184

Qatar - 0.2%
4,942	Barwa Real Estate Co.	46,546
6,934	Commercial Bank QSC	71,768
24,295	Ezdan Holding Group QSC*	56,566
3,938	Industries Qatar QSC	110,755
11,103	Masraf Al Rayan QSC	101,969
2,589	Ooredoo QPSC	47,723
737	Qatar Electricity & Water Co. QSC	38,388
10,166	Qatar Gas Transport Co., Ltd.	40,968
5,483	Qatar Insurance Co. SAQ	49,508
2,085	Qatar Islamic Bank SAQ	65,699
7,164	Qatar National Bank QPSC	312,257

	Total Qatar	942,147

Romania - 0.0%
10,880	NEPI Rockcastle PLC	106,610

Russia - 5.4%
1,738,824	Alrosa PJSC	2,459,168
303,201	Gazprom PJSC	704,159
368,960	Gazprom PJSC, ADR	1,670,360
940,688	Inter RAO UES PJSC	61,472
12,200	Lukoil PJSC	822,452
38,923	Lukoil PJSC, ADR	2,594,607
75,953	Magnit PJSC, Class Registered Shares, GDR	1,527,513
1,933	MMC Norilsk Nickel PJSC	343,999

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Russia - 5.4% - (continued)
247,256	Mobile TeleSystems PJSC, ADR	$2,368,712
39,183	Moscow Exchange MICEX-RTS PJSC	70,659
2,772	Novatek PJSC, Class Registered Shares, GDR	399,482
37,107	Novolipetsk Steel PJSC	96,965
3,394	PhosAgro PJSC, Class Registered Shares, GDR	45,141
763	Polyus PJSC	45,828
27,023	Rosneft Oil Co. PJSC	166,765
3,540,320	RusHydro PJSC	41,046
1,855,915	Sberbank of Russia PJSC	6,609,774
348,614	Sberbank of Russia PJSC, ADR	5,002,429
7,032	Severstal PJSC	112,945
208,839	Surgutneftegas OJSC	95,765
1	T Plus PJSC*#(d)	—
43,823	Tatneft PJSC	467,815
119,395,647	VTB Bank PJSC*	95,397
3,506	X5 Retail Group NV, Class Registered Shares, GDR*	101,527
37,420	Yandex NV, Class A Shares*	1,254,318

	Total Russia	27,158,298

Singapore - 0.0%
6,000	BOC Aviation Ltd.(a)	37,255

South Africa - 7.0%
570,700	Advtech Ltd.	708,517
1,362	Anglo American Platinum Ltd.	36,062
11,988	AngloGold Ashanti Ltd.	102,762
11,231	Aspen Pharmacare Holdings Ltd.	220,743
21,850	Barclays Africa Group Ltd.	277,312
10,547	Bid Corp., Ltd.	211,086
147,612	Bidvest Group Ltd.	2,340,562
1,307	Capitec Bank Holdings Ltd.	89,720
7,285	Clicks Group Ltd.	115,622
5,703	Coronation Fund Managers Ltd.	28,009
10,222	Discovery Ltd.	123,875
6,912	Exxaro Resources Ltd.	68,122
95,792	FirstRand Ltd.	451,195
39,637	Fortress REIT Ltd., Class A Shares	52,245
27,279	Fortress REIT Ltd., Class B Shares	31,930
6,660	Foschini Group Ltd.	96,344
20,989	Gold Fields Ltd.	74,766
93,869	Growthpoint Properties Ltd., REIT	200,535
7,453	Hyprop Investments Ltd., REIT	60,623
109,474	Imperial Holdings Ltd.	1,755,467
7,975	Investec Ltd.	57,750
4,363	Liberty Holdings Ltd.	41,662
575,779	Life Healthcare Group Holdings Ltd.	1,295,603
26,001	MMI Holdings Ltd.	38,181
3,779	Mondi Ltd.	104,073
6,951	Mr Price Group Ltd.	136,978
52,120	MTN Group Ltd.	469,168
36,035	Naspers Ltd., Class N Shares	8,577,339
81,227	Nedbank Group Ltd.	1,745,040

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa - 7.0% - (continued)
30,506	Netcare Ltd.	$71,097
9,359	Pick n Pay Stores Ltd.	55,294
3,220	Pioneer Foods Group Ltd.	27,195
1,404,700	PPC Ltd.*	893,384
4,079	PSG Group Ltd.	69,848
20,832	Rand Merchant Investment Holdings Ltd.	62,860
145,653	Redefine Properties Ltd., REIT	125,483
15,304	Remgro Ltd.	245,166
8,617	Resilient REIT Ltd.	38,891
20,754	RMB Holdings Ltd.	118,342
294,714	Sanlam Ltd.	1,759,331
15,522	Sappi Ltd.	101,457
16,913	Sasol Ltd.	612,929
171,186	Shoprite Holdings Ltd.	3,146,414
5,711	SPAR Group Ltd.	86,511
150,443	Standard Bank Group Ltd.	2,449,752
46,703	Steinhoff International Holdings NV*(e)	4,112
6,698	Telkom SA SOC Ltd.	27,345
5,328	Tiger Brands Ltd.	140,624
1,366,173	Transaction Capital Ltd.	1,854,836
13,988	Truworths International Ltd.	92,943
192,258	Vodacom Group Ltd.	2,166,751
296,129	Woolworths Holdings Ltd.	1,356,724

	Total South Africa	35,018,580

South Korea - 10.5%
976	Amorepacific Corp.	299,587
801	AMOREPACIFIC Group	93,209
217	BGF retail Co., Ltd.	36,662
7,996	BNK Financial Group Inc.	70,355
995	Celltrion Healthcare Co., Ltd.*(e)	91,431
2,333	Celltrion Inc.*(e)	570,540
1,752	Cheil Worldwide Inc.	32,033
238	CJ CheilJedang Corp.	77,135
488	CJ Corp.	66,764
479	CJ E&M Corp.	40,069
248	CJ Logistics Corp.*	34,242
25,157	Coway Co., Ltd.	2,032,443
950	Daelim Industrial Co., Ltd.	73,734
3,187	Daewoo Engineering & Construction Co., Ltd.*	18,972
1,584	DB Insurance Co., Ltd.	85,711
4,444	DGB Financial Group Inc.	42,450
890	Dongsuh Cos., Inc.	21,363
1,818	Doosan Heavy Industries & Construction Co., Ltd.*	32,044
580	E-MART Inc.	133,988
1,257	GS Engineering & Construction Corp.(e)	56,966
1,673	GS Holdings Corp.	90,132
684	GS Retail Co., Ltd.	23,868
8,492	Hana Financial Group Inc.	326,101
2,119	Hankook Tire Co., Ltd.	83,970
179	Hanmi Pharm Co., Ltd.	79,868
319	Hanmi Science Co., Ltd.	20,932

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 10.5% - (continued)
4,728	Hanon Systems	$44,078
268	Hanssem Co., Ltd.	27,982
3,358	Hanwha Chemical Corp.	80,034
1,147	Hanwha Corp.	38,113
225,130	Hanwha Life Insurance Co., Ltd.	1,159,371
889	HLB Inc.*	113,566
844	Hotel Shilla Co., Ltd.	96,451
699	Hyosung Corp.(d)	86,468
403	Hyundai Department Store Co., Ltd.	41,866
1,987	Hyundai Development Co.-Engineering & Construction(d)	85,346
2,158	Hyundai Engineering & Construction Co., Ltd.	147,140
569	Hyundai Glovis Co., Ltd.	70,675
1,030	Hyundai Heavy Industries Co., Ltd.*	108,735
269	Hyundai Heavy Industries Holdings Co., Ltd.*	96,397
2,170	Hyundai Marine & Fire Insurance Co., Ltd.	68,321
12,873	Hyundai Mobis Co., Ltd.	2,591,830
4,565	Hyundai Motor Co.	585,980
2,277	Hyundai Steel Co.	130,232
7,803	Industrial Bank of Korea	112,392
1,269	Kakao Corp.	121,087
3,383	Kangwon Land Inc.	83,923
54,789	KB Financial Group Inc.	2,629,766
184	KCC Corp.	58,620
571	KEPCO Plant Service & Engineering Co., Ltd.	21,358
7,559	Kia Motors Corp.	217,615
7,600	Koh Young Technology Inc.	666,689
1,969	Korea Aerospace Industries Ltd.*	79,950
7,576	Korea Electric Power Corp.	232,008
714	Korea Gas Corp.*	39,850
1,278	Korea Investment Holdings Co., Ltd.	110,537
269	Korea Zinc Co., Ltd.	100,915
1,791	Korean Air Lines Co., Ltd.	52,788
17,387	KT&G Corp.	1,544,443
672	Kumho Petrochemical Co., Ltd.	65,072
1,381	LG Chem Ltd.	431,668
2,619	LG Corp.	177,601
7,331	LG Display Co., Ltd.	150,471
3,165	LG Electronics Inc.	270,276
281	LG Household & Health Care Ltd.	348,957
360	LG Innotek Co., Ltd.	47,727
431	Lotte Chemical Corp.	146,816
786	Lotte Corp.*	42,541
312	Lotte Shopping Co., Ltd.	64,561
144	Medy-Tox Inc.	100,021
9,834	Mirae Asset Daewoo Co., Ltd.	85,141
804	NAVER Corp.	496,729
504	NCSoft Corp.	164,492
740	Netmarble Corp.(a)	107,125
5,235	NH Investment & Securities Co., Ltd.	76,381
582	OCI Co., Ltd.	70,948
768	Orion Corp.	91,899

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 10.5% - (continued)
31	Ottogi Corp.	$23,217
6,901	Pan Ocean Co., Ltd.*	32,192
2,241	POSCO	704,652
1,157	Posco Daewoo Corp.	24,433
482	S-1 Corp.	39,418
1,874	Samsung Biologics Co., Ltd., (Restricted, cost - $292,605, acquired 5/11/17)*(a)(c)	751,149
2,177	Samsung C&T Corp.	252,107
884	Samsung Card Co., Ltd.	30,335
1,607	Samsung Electro-Mechanics Co., Ltd.	198,372
359,587	Samsung Electronics Co., Ltd.	16,843,146
4,498	Samsung Engineering Co., Ltd.*	76,822
930	Samsung Fire & Marine Insurance Co., Ltd.	215,561
11,179	Samsung Heavy Industries Co., Ltd.*	77,235
1,906	Samsung Life Insurance Co., Ltd.	181,548
6,867	Samsung SDI Co., Ltd.	1,269,497
1,058	Samsung SDS Co., Ltd.	205,695
2,009	Samsung Securities Co., Ltd.	68,316
87,048	Shinhan Financial Group Co., Ltd.	3,516,918
241	Shinsegae Inc.	97,598
1,518	SillaJen Inc.*(e)	112,436
945	SK Holdings Co., Ltd.	241,673
86,020	SK Hynix Inc.	7,399,809
1,857	SK Innovation Co., Ltd.	353,406
572	SK Telecom Co., Ltd.	117,435
1,316	S-Oil Corp.	130,549
389	ViroMed Co., Ltd.*	95,425
13,698	Woori Bank	193,633
315	Yuhan Corp.	69,219

	Total South Korea	52,439,317

Spain - 0.9%
112,571	CIE Automotive SA	4,280,267

Switzerland - 0.3%
35,300	Wizz Air Holdings PLC, (Restricted, cost - $705,549, acquired 7/21/16)*(a)(c)	1,592,546

Taiwan - 6.5%
100,000	Acer Inc.*	81,418
8,799	Advantech Co., Ltd.	59,367
4,000	Airtac International Group	68,375
99,498	ASE Industrial Holding Co., Ltd.	252,133
60,000	Asia Cement Corp.	65,880
20,000	Asustek Computer Inc.	180,917
267,000	AU Optronics Corp.	116,639
327,100	Basso Industry Corp.	702,107
20,000	Catcher Technology Co., Ltd.	231,249
248,000	Cathay Financial Holding Co., Ltd.	441,377
37,000	Chailease Holding Co., Ltd.	131,403
131,334	Chang Hwa Commercial Bank Ltd.	76,803
67,000	Cheng Shin Rubber Industry Co., Ltd.	101,793
13,065	Chicony Electronics Co., Ltd.	30,764
67,000	China Airlines Ltd.*	22,582

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 6.5% - (continued)
404,000	China Development Financial Holding Corp.	$151,041
77,390	China Life Insurance Co., Ltd.	80,992
361,000	China Steel Corp.	283,696
391,900	Chroma ATE Inc.	1,943,700
112,000	Chunghwa Telecom Co., Ltd.	406,868
139,000	Compal Electronics Inc.	90,986
545,880	CTBC Financial Holding Co., Ltd.	391,862
62,000	Delta Electronics Inc.	228,649
249,100	E.Sun Financial Holding Co., Ltd.	173,475
5,100	Eclat Textile Co., Ltd.	62,065
52,993	Eva Airways Corp.	26,705
49,010	Evergreen Marine Corp. Taiwan Ltd.*	24,078
121,000	Far Eastern New Century Corp.	114,789
41,000	Far EasTone Telecommunications Co., Ltd.	104,414
11,000	Feng TAY Enterprise Co., Ltd.	48,732
248,354	First Financial Holding Co., Ltd.	168,432
81,000	Formosa Chemicals & Fibre Corp.	309,324
36,000	Formosa Petrochemical Corp.	145,284
128,000	Formosa Plastics Corp.	457,303
20,000	Formosa Taffeta Co., Ltd.	22,188
31,230	Foxconn Technology Co., Ltd.	76,593
191,000	Fubon Financial Holding Co., Ltd.	330,522
5,000	General Interface Solution Holding Ltd.	31,674
11,000	Giant Manufacturing Co., Ltd.	47,515
6,000	Globalwafers Co., Ltd.	117,754
65,000	Gourmet Master Co., Ltd.	671,458
21,000	Highwealth Construction Corp.	31,681
7,242	Hiwin Technologies Corp.	102,050
1,056,825	Hon Hai Precision Industry Co., Ltd.	3,015,993
8,000	Hotai Motor Co., Ltd.	72,876
17,000	HTC Corp.*	33,058
196,257	Hua Nan Financial Holdings Co., Ltd.	117,067
268,000	Innolux Corp.	103,277
79,000	Inventec Corp.	63,689
2,541	Largan Precision Co., Ltd.	344,773
61,264	Lite-On Technology Corp., ADR	79,553
52,000	Macronix International*	85,045
45,000	MediaTek Inc.	465,933
332,000	Mega Financial Holding Co., Ltd.	290,096
17,000	Micro-Star International Co., Ltd.	70,363
147,000	Nan Ya Plastics Corp.	408,796
30,000	Nanya Technology Corp.	99,233
4,000	Nien Made Enterprise Co., Ltd.	31,537
15,000	Novatek Microelectronics Corp.	67,526
63,000	Pegatron Corp.	132,499
4,000	Phison Electronics Corp.	36,617
56,000	Pou Chen Corp.	68,336
24,000	Powertech Technology Inc.	71,248
143,660	Poya International Co., Ltd.	1,521,773
16,539	President Chain Store Corp.	169,152
86,000	Quanta Computer Inc.	151,854

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 6.5% - (continued)
16,000	Realtek Semiconductor Corp.	$60,759
25,200	Ruentex Development Co., Ltd.*	30,264
14,000	Ruentex Industries Ltd.*	28,516
263,000	Shin Kong Financial Holding Co., Ltd.	104,698
267,340	SinoPac Financial Holdings Co., Ltd.	98,857
16,629	Standard Foods Corp.	33,885
49,700	Synnex Technology International Corp.	79,224
111,000	TaiMed Biologics Inc.*	1,162,469
260,417	Taishin Financial Holding Co., Ltd.	127,694
104,905	Taiwan Business Bank	31,989
101,000	Taiwan Cement Corp.	146,374
227,434	Taiwan Cooperative Financial Holding Co., Ltd.	133,768
45,000	Taiwan High Speed Rail Corp.	34,698
54,000	Taiwan Mobile Co., Ltd.	197,812
1,660,582	Taiwan Semiconductor Manufacturing Co., Ltd.	12,378,403
48,000	Teco Electric and Machinery Co., Ltd.	38,499
139,000	Uni-President Enterprises Corp.	337,978
345,000	United Microelectronics Corp.	191,370
23,000	Vanguard International Semiconductor Corp.	50,257
9,000	Walsin Technology Corp.*	116,283
10,000	Win Semiconductors Corp.	80,490
84,000	Winbond Electronics Corp.	55,752
78,069	Wistron Corp.	58,400
38,000	WPG Holdings Ltd.	54,977
6,000	Yageo Corp.	188,802
280,000	Yuanta Financial Holding Co., Ltd.	131,243
20,000	Zhen Ding Technology Holding Ltd.	44,940

	Total Taiwan	32,705,332

Thailand - 1.9%
28,600	Advanced Info Service PCL, NVDR	169,643
123,000	Airports of Thailand PCL, NVDR	262,441
14,400	Bangkok Bank PCL, Class Registered Shares	86,571
97,700	Bangkok Dusit Medical Services PCL, NVDR	81,444
173,300	Bangkok Expressway & Metro PCL, NVDR	44,276
62,000	Banpu PCL, NVDR	40,495
34,400	Berli Jucker PCL, NVDR	61,063
149,400	BTS Group Holdings PCL, NVDR	45,153
12,500	Bumrungrad Hospital PCL, NVDR	75,009
39,800	Central Pattana PCL, NVDR	94,507
94,800	Charoen Pokphand Foods PCL, NVDR	73,912
1,375,400	CP ALL PCL, NVDR	3,462,418
12,600	Delta Electronics Thailand PCL, NVDR	25,309
6,100	Electricity Generating PCL, NVDR	45,809
42,300	Energy Absolute PCL, NVDR	50,937
17,400	Glow Energy PCL, NVDR	46,086
143,100	Home Product Center PCL, NVDR	65,141
47,300	Indorama Ventures PCL, NVDR	85,661
254,400	IRPC PCL, NVDR	52,229
139,100	Kasikornbank PCL	844,783
16,600	Kasikornbank PCL, NVDR	98,998
89,600	Krung Thai Bank PCL, NVDR	48,839

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 1.9% - (continued)
71,400	Minor International PCL, NVDR	$72,220
40,500	PTT Exploration & Production PCL, NVDR	169,557
66,200	PTT Global Chemical PCL, NVDR	183,799
314,900	PTT PCL, NVDR	511,612
20,200	Robinson PCL, NVDR	39,649
84,100	Siam Cement PCL, Class Registered Shares	1,158,416
7,800	Siam Cement PCL, NVDR	108,227
54,000	Siam Commercial Bank PCL, NVDR	223,726
1,012,615	Srisawad Corp. PCL, NVDR(e)	1,109,673
34,900	Thai Oil PCL, NVDR	99,893
48,400	Thai Union Group PCL, NVDR	26,088
597,100	TMB Bank PCL, NVDR	46,111
253,200	True Corp. PCL, NVDR(e)	56,351

	Total Thailand	9,666,046

Turkey - 2.4%
656,360	Akbank Turk AS	1,163,475
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	29,104
5,951	Arcelik AS	21,852
7,996	Aselsan Elektronik Sanayi Ve Ticaret AS#(d)	41,607
145,200	AvivaSA Emeklilik ve Hayat AS	543,339
6,058	BIM Birlesik Magazalar AS	92,632
1,916	Coca-Cola Icecek AS	15,082
676,462	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS*	252,417
47,768	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	21,837
41,908	Eregli Demir ve Celik Fabrikalari TAS	103,891
1,793	Ford Otomotiv Sanayi AS	25,337
27,526	Haci Ömer Sabanci Holding AS	56,696
426,236	KOC Holding AS	1,314,788
202,240	MLP Saglik Hizmetleri AS, (Restricted, cost - $884,318, acquired 2/7/18), Class B Shares*(a)(c)	714,566
24,266	Petkim Petrokimya Holding AS	25,238
237,254	Sok Marketler Ticaret AS*	542,406
4,165	TAV Havalimanlari Holding AS	20,181
322,222	Tofas Turk Otomobil Fabrikasi AS	1,778,732
63,697	Tüpras Türkiye Petrol Rafinerileri AS	1,492,607
14,117	Turk Hava Yollari AO*	51,887
1,198,172	Türk Telekomunikasyon AS*	1,569,080
44,818	Turkcell Iletisim Hizmetleri AS	118,937
64,600	Türkiye Garanti Bankasi AS	127,054
19,428	Türkiye Halk Bankasi AS	32,935
740,841	Turkiye Is Bankasi AS, Class C Shares	974,531
1,562,990	Turkiye Sinai Kalkinma Bankasi AS	421,091
19,993	Türkiye Sise ve Cam Fabrikalari AS	17,566
36,303	Türkiye Vakiflar Bankasi TAO, Class D Shares	43,829
102,089	Ulker Biskuvi Sanayi AS*	394,641
22,103	Yapi ve Kredi Bankasi AS*	19,614

	Total Turkey	12,026,952

United Arab Emirates - 0.4%
58,506	Abu Dhabi Commercial Bank PJSC	112,012
99,441	Aldar Properties PJSC	55,483
64,729	DAMAC Properties Dubai Co. PJSC	42,104
5,041	DP World Ltd.	113,276

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
United Arab Emirates - 0.4% - (continued)
39,533	Dubai Islamic Bank PJSC	$54,492
67,240	Emaar Malls PJSC	37,489
97,857	Emaar Properties PJSC	138,294
52,329	Emirates Telecommunications Group Co. PJSC	230,375
45,807	First Abu Dhabi Bank PJSC	153,290
24,600	NMC Health PLC*	1,152,653

	Total United Arab Emirates	2,089,468

United Kingdom - 0.2%
56,700	Georgia Capital PLC*	757,575

United States - 0.2%
15,000	Laureate Education Inc., Class A Shares*	243,450
25,000	Nexteer Automotive Group Ltd.	40,871
157,500	Samsonite International SA(d)	539,034

	Total United States	823,355

Uruguay - 0.1%
176,860	Biotoscana Investments SA, BDR*	560,405

	TOTAL COMMON STOCKS (Cost - $347,114,610)	453,699,001

PREFERRED STOCKS - 3.1%
Brazil - 0.9%
95,628	Banco Bradesco SA, Class Preferred Shares	749,052
5,145	Braskem SA, Class Preferred A Shares	62,724
5,700	Centrais Eletricas Brasileiras SA, Class Preferred B Shares*	25,638
4,605	Cia Brasileira de Distribuicao, Class Preferred Shares	98,307
23,953	Cia Energetica de Minas Gerais, Class Preferred Shares	49,334
31,065	Gerdau SA, Class Preferred Shares	123,459
204,146	Itaú Unibanco Holding SA, Class Preferred Shares	2,356,121
117,026	Itausa - Investimentos Itau SA, Class Preferred Shares	352,901
21,975	Lojas Americanas SA, Class Preferred Shares	104,859
114,797	Petroleo Brasileiro SA, Class Preferred Shares	585,082
13,892	Telefonica Brasil SA, Class Preferred Shares	169,733

	Total Brazil	4,677,210

Chile - 0.0%
6,556	Embotelladora Andina SA, Class Preferred B Shares	29,111
2,760	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	144,217

	Total Chile	173,328

Colombia - 0.3%
83,900	Banco Davivienda SA, Class Preferred Shares	1,000,292
12,985	Bancolombia SA, Class Preferred Shares	150,500
140,207	Grupo Aval Acciones y Valores SA, Class Preferred Shares	60,393
3,430	Grupo de Inversiones Suramericana SA, Class Preferred Shares	41,891

	Total Colombia	1,253,076

Russia - 0.0%
211,910	Surgutneftegas OJSC, Class Preferred Shares	103,452
13	Transneft PJSC, Class Preferred Shares	35,522

	Total Russia	138,974

South Korea - 1.9%
226	Amorepacific Corp., Class Preferred Shares	33,951
1,220	Hyundai Motor Co., Class Preferred 2nd Shares	106,577

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
South Korea - 1.9% - (continued)
576		Hyundai Motor Co., Class Preferred Shares	$47,639
194		LG Chem Ltd., Class Preferred Shares	35,187
52		LG Household & Health Care Ltd., Class Preferred Shares	35,260
241,627		Samsung Electronics Co., Ltd., Class Preferred Shares	9,041,563

		Total South Korea	9,300,177

		TOTAL PREFERRED STOCKS (Cost - $11,250,541)	15,542,765

RIGHT - 0.0%
United Arab Emirates - 0.0%
13,177		Dubai Islamic Bank PJSC*#(d) (Cost - $0)	6,062

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $358,365,151)	469,247,828

Face Amount†
SHORT-TERM INVESTMENTS (f) - 3.9%
MONEY MARKET FUND - 0.3%
$ 1,636,834		Invesco STIT - Government & Agency Portfolio, Institutional Class(g) (Cost - $1,636,834)	1,636,834

TIME DEPOSITS - 3.6%
6,632,308		Banco Santander SA - Frankfurt, 1.050% due 6/1/18	6,632,308
3,639,516		Barclays Bank PLC - London, 1.050% due 6/1/18	3,639,516
		BBH - Grand Cayman:
3,308	EUR	(0.580)% due 6/1/18	3,867
1	GBP	0.230% due 6/1/18	1
1	SGD	0.390% due 6/1/18	1
12	HKD	0.600% due 6/1/18	2
44,745	ZAR	5.150% due 6/1/18	3,516
207,774	HKD	BNP Paribas - Paris, 0.600% due 6/1/18	26,490
4,481,010		Citibank - New York, 1.050% due 6/1/18	4,481,010
444,546	ZAR	HSBC Bank PLC - London, 5.150% due 6/1/18	34,930
650,348	HKD	ING Bank - Amsterdam, 0.600% due 6/1/18	82,917
3,134,865		Sumitomo - Tokyo, 1.050% due 6/1/18	3,134,865

		TOTAL TIME DEPOSITS (Cost - $18,039,423)	18,039,423

		TOTAL SHORT-TERM INVESTMENTS (Cost - $19,676,257)	19,676,257

		TOTAL INVESTMENTS - 97.8% (Cost - $378,041,408)	488,924,085

		Other Assets in Excess of Liabilities - 2.2%	11,042,427

		TOTAL NET ASSETS - 100.0%	$499,966,512

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $7,730,700 and represents 1.5% of net assets.
(b)	Security trades on the Hong Kong exchange.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2018, amounts to approximately $6,358,815 and represents 1.3% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.6%.
(g)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At May 31, 2018, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Emerging Markets Equity Fund	$378,041,408	$140,692,641	$(29,899,112)	$110,793,529

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
BDR	—	Brazilian Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials:
Banks	17.7%
Insurance	4.1
Consumer Finance	1.7
Other Financials	1.4
Information Technology:
Internet Software & Services	10.2
Technology Hardware, Storage & Peripherals	5.7
Semiconductors & Semiconductor Equipment	4.7
Other Information Technology	4.1
Consumer Discretionary	13.5
Consumer Staples	6.1
Industrials	5.9
Telecommunication Services	5.6
Energy	5.0
Materials	3.7
Health Care	2.9
Utilities	1.9
Real Estate	1.8
Short-Term Investments	4.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At May 31, 2018, Emerging Markets Equity Fund had open exchange traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index June Futures	24	6/18	$1,435,188	$1,346,040	$(89,148)

At May 31, 2018, Emerging Markets Equity Fund had deposited cash of $99,994 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 32.6%
Aerospace/Defense - 0.7%
$ 35,000	BBB	BAE Systems Holdings Inc., Company Guaranteed Notes, 3.850% due 12/15/25(a)	$34,835
630,000	A+	General Dynamics Corp., Company Guaranteed Notes, 3.750% due 5/15/28	636,321
		Harris Corp., Senior Unsecured Notes:
600,000	BBB-	4.400% due 6/15/28	608,760
78,000	BBB-	5.054% due 4/27/45	83,551
		L3 Technologies Inc., Company Guaranteed Notes:
325,000	BBB-	5.200% due 10/15/19	335,428
350,000	BBB-	3.850% due 6/15/23	350,602
275,000	BBB-	3.850% due 12/15/26	268,664
415,000	BBB-	4.400% due 6/15/28	416,234
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	BBB+	3.100% due 1/15/23	29,734
400,000	BBB+	2.900% due 3/1/25	382,307
170,000	BBB+	3.550% due 1/15/26	168,677
40,000	BBB+	4.500% due 5/15/36	42,030
455,000	BBB+	4.700% due 5/15/46	487,410
46,000	BBB+	4.090% due 9/15/52	44,201
		Northrop Grumman Corp., Senior Unsecured Notes:
80,000	BBB	2.080% due 10/15/20	78,367
140,000	BBB	2.550% due 10/15/22	135,496
50,000	BBB+	3.250% due 8/1/23	49,736
781,000	BBB	2.930% due 1/15/25	745,225
817,000	BBB	3.250% due 1/15/28	774,676
50,000	BBB+	3.850% due 4/15/45	45,939
150,000	BBB	4.030% due 10/15/47	141,944
215,000	BBB	Rockwell Collins Inc., Senior Unsecured Notes, 2.800% due 3/15/22	210,438
		United Technologies Corp., Senior Unsecured Notes:
80,000	A-	4.500% due 6/1/42	79,139
130,000	A-	3.750% due 11/1/46	114,800

		Total Aerospace/Defense	6,264,514

Agriculture - 0.5%
		Altria Group Inc., Company Guaranteed Notes:
260,000	A-	9.250% due 8/6/19	279,240
130,000	A-	4.750% due 5/5/21	135,970
80,000	A-	2.850% due 8/9/22	78,466
12,000	A-	5.375% due 1/31/44	13,125
		BAT Capital Corp., Company Guaranteed Notes:
545,000	BBB+	2.297% due 8/14/20(a)	534,469
90,000	BBB+	3.222% due 8/15/24(a)	85,834
635,000	BBB+	3.557% due 8/15/27(a)	600,126
330,000	BBB+	4.540% due 8/15/47(a)	314,811
700,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 1.850% due 6/15/18(a)	699,839
45,000	A	Cargill Inc., Senior Unsecured Notes, 3.250% due 3/1/23(a)	44,910
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	1.875% due 11/1/19	237,237
190,000	A	2.900% due 11/15/21	189,388
92,000	A	2.500% due 8/22/22	88,969
110,000	A	2.500% due 11/2/22	106,184
40,000	A	3.375% due 8/11/25	38,874
60,000	A	4.500% due 3/20/42	59,847

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Agriculture - 0.5% - (continued)
		Reynolds American Inc., Company Guaranteed Notes:
$ 10,000	BBB+	8.125% due 6/23/19	$10,524
61,000	BBB+	3.250% due 6/12/20	61,083
50,000	BBB+	4.000% due 6/12/22	50,628
110,000	BBB+	4.450% due 6/12/25	111,626
100,000	BBB+	5.850% due 8/15/45	112,144
105,000	BBB+	RJ Reynolds Tobacco Co., Company Guaranteed Notes, 6.875% due 5/1/20	112,050

		Total Agriculture	3,965,344

Airlines - 0.2%
279,155	A-	American Airlines Class A Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 4.950% due 1/15/23	289,288
295,720	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.625% due 1/15/21(a)	303,482
247,768	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 5.600% due 7/15/20(a)	252,292
109,282	A+	Continental Airlines Inc. Class A-1 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 7.256% due 3/15/20	113,654
447,399	A	Delta Air Lines Class A Pass-Through Trust, Series 2009-1, Pass-Thru Certificates, 7.750% due 12/17/19	472,173
263,588	BBB-	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	290,606
45,000	BBB+	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/16/22	43,952
228,196	A	US Airways Pass-Through Trust, Series 2001-1G, Pass-Thru Certificates, 7.076% due 3/20/21	243,885

		Total Airlines	2,009,332

Auto Manufacturers - 0.7%
85,000	A+	American Honda Finance Corp., Senior Unsecured Notes, 1.700% due 9/9/21	81,524
30,000	A+	BMW US Capital LLC, Company Guaranteed Notes, 1.850% due 9/15/21(a)	28,802
		Daimler Finance North America LLC, Company Guaranteed Notes:
500,000	A	1.500% due 7/5/19(a)	493,301
150,000	A	2.700% due 8/3/20(a)	148,657
		Ford Motor Co., Senior Unsecured Notes:
60,000	BBB	4.750% due 1/15/43	53,986
160,000	BBB	5.291% due 12/8/46	154,971
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
300,000	BBB	2.875% due 10/1/18	300,348
250,000	BBB	2.597% due 11/4/19	248,657
320,000	BBB	8.125% due 1/15/20	344,686
200,000	BBB	3.200% due 1/15/21	199,049
200,000	BBB	3.096% due 5/4/23	192,156
200,000	BBB	3.815% due 11/2/27	187,878
		General Motors Co., Senior Unsecured Notes:
260,000	BBB	6.250% due 10/2/43	280,196
455,000	BBB	5.200% due 4/1/45	434,919
280,000	BBB	5.400% due 4/1/48	275,959
		General Motors Financial Co., Inc., Company Guaranteed Notes:
435,000	BBB	2.400% due 5/9/19	433,150
295,000	BBB	3.200% due 7/13/20	294,518
230,000	BBB	2.450% due 11/6/20	225,133
25,000	BBB	3.550% due 4/9/21	25,020
100,000	BBB	4.375% due 9/25/21	102,527
250,000	BBB	3.950% due 4/13/24	247,414
170,000	BBB	4.350% due 4/9/25	169,630
		Hyundai Capital America, Senior Unsecured Notes:
75,000	A-	2.400% due 10/30/18(a)	74,850
90,000	A-	1.750% due 9/27/19(a)	88,299
20,000	A-	2.550% due 4/3/20(a)	19,707
218,000	A-	3.000% due 10/30/20(a)	215,698
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	A-	3.000% due 8/29/22(a)	193,484

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Auto Manufacturers - 0.7% - (continued)
$ 200,000	A-	3.750% due 3/5/23(a)	$197,843
150,000	A	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 3.150% due 3/15/21(a)	149,528
220,000	BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 2.400% due 5/22/20(a)	217,287
130,000	BBB+	Volkswagen International Finance NV, Company Guaranteed Notes, 4.000% due 8/12/20(a)	132,389

		Total Auto Manufacturers	6,211,566

Auto Parts & Equipment - 0.1%
76,000	BBB	Aptiv PLC, Company Guaranteed Notes, 4.400% due 10/1/46	71,983
21,000	BBB	Delphi Corp., Company Guaranteed Notes, 4.150% due 3/15/24	21,337
53,000	BB	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 4.875% due 3/15/27	49,224
		ZF North America Capital Inc., Company Guaranteed Notes:
160,000	BBB-	4.500% due 4/29/22(a)	162,797
280,000	BBB-	4.750% due 4/29/25(a)	282,534

		Total Auto Parts & Equipment	587,875

Banks - 10.7%
756,000	A	ABN AMRO Bank NV, Senior Unsecured Notes, 2.650% due 1/19/21(a)	745,021
250,000	AA-	Australia & New Zealand Banking Group Ltd., Senior Unsecured Notes, 2.250% due 11/9/20	244,807
		Banco Santander SA, Senior Unsecured Notes:
400,000	A-	3.848% due 4/12/23	396,320
200,000	A-	4.379% due 4/12/28	193,072
		Bank of America Corp.:
		Senior Unsecured Notes:
173,000	A-	2.250% due 4/21/20	170,751
950,000	A-	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(b)	933,354
1,855,000	A-	2.738% (3-Month USD-LIBOR + 0.370%) due 1/23/22(b)	1,831,176
750,000	A-	3.499% (3-Month USD-LIBOR + 0.630%) due 5/17/22(b)	752,204
250,000	A-	2.503% due 10/21/22	240,002
590,000	A-	3.300% due 1/11/23	585,795
971,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(b)	944,997
490,000	A-	4.125% due 1/22/24	501,934
1,105,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(b)	1,096,594
530,000	A-	4.000% due 4/1/24	538,114
344,000	A-	3.875% due 8/1/25	343,508
465,000	A-	3.093% (3-Month USD-LIBOR + 1.090%) due 10/1/25(b)	443,675
210,000	A-	3.500% due 4/19/26	204,142
330,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(b)	323,199
300,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(b)	290,230
50,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(b)	47,989
604,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(b)	571,321
240,000	A-	5.000% due 1/21/44	259,275
40,000	A-	3.946% (3-Month USD-LIBOR + 1.190%) due 1/23/49(b)	37,061
		Subordinated Notes:
1,100,000	BBB+	4.200% due 8/26/24	1,111,741
1,040,000	BBB+	4.000% due 1/22/25	1,031,265
40,000	BBB+	4.450% due 3/3/26	40,438
195,000	A+	Bank of Montreal, Senior Unsecured Notes, 1.500% due 7/18/19	192,496
		Bank of New York Mellon Corp. (The):
		Senior Unsecured Notes:
500,000	A	2.661% (3-Month USD-LIBOR + 0.634%) due 5/16/23(b)	486,801
195,000	A	3.400% due 5/15/24	193,932
662,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(b)	650,911
120,000	A-	Subordinated Notes, 3.300% due 8/23/29	112,164
270,000	A+	Bank of Nova Scotia (The), Senior Unsecured Notes, 3.125% due 4/20/21	269,519
400,000	A	Banque Federative du Credit Mutuel SA, Senior Unsecured Notes, 2.750% due 10/15/20(a)	396,233

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 10.7% - (continued)
$ 100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	$102,911
		Barclays PLC:
		Senior Unsecured Notes:
400,000	BBB	3.250% due 1/12/21	396,183
380,000	BBB	3.684% due 1/10/23	373,308
200,000	BBB	4.338% (3-Month USD-LIBOR + 1.356%) due 5/16/24(b)	200,269
260,000	BBB	4.375% due 1/12/26	253,480
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(b)	618,587
700,000	BB+	Subordinated Notes, 5.200% due 5/12/26	687,903
		BNP Paribas SA:
270,000	A-	Senior Unsecured Notes, 3.375% due 1/9/25(a)	256,759
		Subordinated Notes:
200,000	BBB+	4.625% due 3/13/27(a)	198,228
200,000	BBB+	4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(b)	190,112
200,000	BBB	BPCE SA, Subordinated Notes, 4.875% due 4/1/26(a)	201,622
		Capital One Financial Corp.:
60,000	BBB	Senior Unsecured Notes, 3.500% due 6/15/23	59,003
40,000	BBB-	Subordinated Notes, 3.750% due 7/28/26	37,603
		Capital One NA, Senior Unsecured Notes:
530,000	BBB+	2.350% due 1/31/20	523,911
280,000	BBB+	2.250% due 9/13/21	270,183
40,000	BB+	CIT Group Inc., Senior Unsecured Notes, 5.250% due 3/7/25	40,700
925,000	A+	Citibank NA, Senior Unsecured Notes, 3.050% due 5/1/20	927,703
		Citigroup Inc.:
530,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(b)(c)	534,637
		Senior Unsecured Notes:
1,000,000	BBB+	2.500% due 9/26/18	1,000,058
500,000	BBB+	2.050% due 12/7/18	498,921
1,000,000	BBB+	2.500% due 7/29/19	997,937
500,000	BBB+	2.450% due 1/10/20	495,659
104,000	BBB+	8.125% due 7/15/39	150,280
196,000	BBB+	4.650% due 7/30/45	199,948
		Subordinated Notes:
690,000	BBB	4.400% due 6/10/25	692,551
250,000	BBB	5.500% due 9/13/25	267,786
890,000	BBB	4.300% due 11/20/26	881,529
390,000	BBB	4.450% due 9/29/27	386,799
30,000	BBB	6.625% due 6/15/32	35,830
100,000	BBB	6.675% due 9/13/43	124,726
286,000	BBB	5.300% due 5/6/44	304,589
30,000	BBB	4.750% due 5/18/46	29,533
15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	14,573
		Commonwealth Bank of Australia, Senior Unsecured Notes:
55,000	AA-	3.450% due 3/16/23(a)	54,811
210,000	AA-	3.900% due 7/12/47(a)	199,782
		Cooperatieve Rabobank UA:
		Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	314,690
740,000	BBB+	4.375% due 8/4/25	730,651
320,000	BBB-	Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%)(a)(b)(c)	344,000
		Senior Unsecured Notes:
100,000	A+	4.750% due 1/15/20(a)	102,872
510,000	A+	2.500% due 1/19/21	501,712

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 10.7% - (continued)
$ 800,000	A+	3.125% due 4/26/21	$798,725
		Credit Agricole SA, Senior Unsecured Notes:
250,000	BBB+	3.375% due 1/10/22(a)	246,816
250,000	BBB+	3.250% due 10/4/24(a)	237,079
250,000	BBB+	Credit Suisse Group AG, Senior Unsecured Notes, 3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(b)	235,771
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
250,000	BBB+	2.750% due 3/26/20	248,238
250,000	BBB+	3.125% due 12/10/20	248,855
250,000	BBB+	3.450% due 4/16/21	250,706
320,000	BBB+	4.550% due 4/17/26	322,140
		Deutsche Bank AG:
150,000	BBB-	Senior Unsecured Notes, 4.100% due 1/13/26	139,745
610,000	BB+	Subordinated Notes, 4.875% (5-Year USD 1100 Run ICE Swap Rate + 2.553%) due 12/1/32(b)	523,398
		Discover Bank, Senior Unsecured Notes:
900,000	BBB	2.600% due 11/13/18	899,858
250,000	BBB	3.100% due 6/4/20	249,243
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(b)(c)	17,955
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
34,000	BBB+	2.625% due 1/31/19	34,017
885,000	BBB+	7.500% due 2/15/19	913,840
857,000	BBB+	2.550% due 10/23/19	854,211
140,000	BBB+	2.300% due 12/13/19	138,838
810,000	BBB+	6.000% due 6/15/20	856,317
190,000	BBB+	2.750% due 9/15/20	188,361
40,000	BBB+	5.250% due 7/27/21	42,245
500,000	BBB+	3.139% (3-Month USD-LIBOR + 0.780%) due 10/31/22(b)	500,298
730,000	BBB+	3.200% due 2/23/23	715,683
275,000	BBB+	4.000% due 3/3/24	277,388
350,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(b)	334,517
150,000	BBB+	3.491% (3-Month USD-LIBOR + 1.170%) due 5/15/26(b)	149,256
150,000	BBB+	3.500% due 11/16/26	142,681
210,000	BBB+	3.850% due 1/26/27	203,986
1,275,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(b)	1,225,830
635,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(b)	626,303
210,000	BBB+	6.250% due 2/1/41	252,622
210,000	BBB+	4.750% due 10/21/45	212,991
		Subordinated Notes:
610,000	BBB-	4.250% due 10/21/25	605,804
460,000	BBB-	6.750% due 10/1/37	554,918
290,000	BBB-	5.150% due 5/22/45	299,747
		HSBC Holdings PLC:
		Junior Subordinated Notes:
240,000	Baa3(d)	6.250% (5-Year USD 1100 Run ICE Swap Rate + 3.453%)(b)(c)	240,540
240,000	Baa3(d)	6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(b)(c)	238,200
210,000	Baa3(d)	6.375% (5-Year USD 1100 Run ICE Swap Rate + 3.705%)(b)(c)	212,900
		Senior Unsecured Notes:
200,000	A	3.400% due 3/8/21	200,615
200,000	A	2.650% due 1/5/22	194,282
200,000	A	3.950% (3-Month USD-LIBOR + 0.987%) due 5/18/24(b)	200,726
		Subordinated Notes:
800,000	BBB+	4.250% due 8/18/25	791,479
365,000	BBB+	4.375% due 11/23/26	360,612

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 10.7% - (continued)
$ 390,000	BBB+	6.500% due 9/15/37	$469,868
		HSBC USA Inc.:
385,000	A	Senior Unsecured Notes, 2.350% due 3/5/20	380,945
100,000	A-	Subordinated Notes, 5.000% due 9/27/20	103,635
		ING Bank NV:
		Senior Unsecured Notes:
610,000	A+	2.450% due 3/16/20(a)	602,586
200,000	A+	2.750% due 3/22/21(a)	197,164
200,000	BBB+	Subordinated Notes, (Restricted, cost - $204,620, acquired 5/18/2017), 4.125% (5-Year USD 1100 Run ICE Swap Rate + 2.700%) due 11/21/23(b)(e)	201,016
200,000	BBB+	ING Bank NV, Subordinated Notes, 5.800% due 9/25/23(a)	213,995
400,000	A-	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	393,421
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
400,000	BBB	3.125% due 7/14/22(a)	375,559
200,000	BBB	3.375% due 1/12/23(a)	187,673
580,000	BBB	3.875% due 7/14/27(a)	510,136
200,000	BBB	3.875% due 1/12/28(a)	174,919
810,000	BB+	Subordinated Notes, 5.017% due 6/26/24(a)	739,507
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
195,000	A-	2.200% due 10/22/19	193,661
200,000	A-	2.250% due 1/23/20	197,959
555,000	A-	2.750% due 6/23/20	551,206
90,000	A-	4.400% due 7/22/20	92,596
200,000	A-	2.550% due 3/1/21	196,684
200,000	A-	2.972% due 1/15/23	195,460
924,000	A-	2.776% (3-Month USD-LIBOR + 0.935%) due 4/25/23(b)	899,186
55,000	A-	3.589% (3-Month USD-LIBOR + 1.230%) due 10/24/23(b)	56,157
120,000	A-	3.559% (3-Month USD-LIBOR + 0.730%) due 4/23/24(b)	119,552
400,000	A-	3.300% due 4/1/26	383,785
580,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(b)	568,495
100,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(b)	96,089
1,420,000	A-	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(b)	1,355,774
		Subordinated Notes:
55,000	BBB+	3.375% due 5/1/23	54,046
270,000	BBB+	3.875% due 9/10/24	267,924
210,000	BBB+	4.250% due 10/1/27	210,268
290,000	BBB+	4.950% due 6/1/45	301,719
		JPMorgan Chase Bank NA, Senior Unsecured Notes:
1,065,000	A+	2.605% (3-Month USD-LIBOR + 0.250%) due 2/13/20(b)	1,065,720
1,340,000	A+	2.604% (3-Month USD-LIBOR + 0.280%) due 2/1/21(b)	1,332,060
750,000	A+	3.086% (3-Month USD-LIBOR + 0.350%) due 4/26/21(b)	750,205
250,000	A-	KeyBank NA, Senior Unsecured Notes, 2.500% due 12/15/19	248,613
150,000	BBB+	KeyCorp, Senior Unsecured Notes, 2.900% due 9/15/20	149,560
		Lloyds Bank PLC, Company Guaranteed Notes:
425,000	A+	2.700% due 8/17/20	421,024
725,000	BBB	6.500% due 9/14/20(a)	772,532
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
435,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(b)	416,258
220,000	BBB+	4.450% due 5/8/25	223,064
200,000	BBB+	4.375% due 3/22/28	198,003
200,000	BBB+	3.574% (3-Month USD-LIBOR + 1.205%) due 11/7/28(b)	185,478

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 10.7% - (continued)
		Subordinated Notes:
$ 450,000	BBB-	4.582% due 12/10/25	$443,903
240,000	BBB-	4.650% due 3/24/26	237,683
500,000	A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(a)	499,333
220,000	BBB	Macquarie Group Ltd., Senior Unsecured Notes, 4.654% (3-Month USD-LIBOR + 1.727%) due 3/27/29(a)(b)	219,220
340,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 2.953% due 2/28/22	333,178
250,000	AA-	National Australia Bank Ltd., Senior Unsecured Notes, 2.125% due 5/22/20	245,917
		Nordea Bank AB:
335,000	AA-	Senior Unsecured Notes, 4.875% due 1/27/20(a)	344,761
300,000	A-	Subordinated Notes, 4.875% due 5/13/21(a)	310,278
		PNC Bank NA, Senior Unsecured Notes:
1,000,000	A	2.250% due 7/2/19	995,677
750,000	A	2.400% due 10/18/19	746,284
		Royal Bank of Canada:
470,000	Aaa(d)	Covered Notes, 2.200% due 9/23/19	467,193
		Senior Unsecured Notes:
100,000	AA-	2.125% due 3/2/20	98,645
120,000	AA-	2.150% due 10/26/20	117,487
270,000	AA-	3.200% due 4/30/21	270,607
		Royal Bank of Scotland Group PLC, Subordinated Notes:
30,000	BB	6.125% due 12/15/22	31,797
320,000	BB	6.100% due 6/10/23	340,704
80,000	BB	6.000% due 12/19/23	84,899
110,000	BB	5.125% due 5/28/24	112,187
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	29,731
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	2.875% due 10/16/20	178,418
600,000	BBB	2.875% due 8/5/21	586,820
1,050,000	BBB	3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(b)	1,020,844
		Santander UK PLC:
		Senior Unsecured Notes:
70,000	A	2.375% due 3/16/20	69,111
380,000	A	3.400% due 6/1/21	379,819
		Subordinated Notes:
300,000	BBB-	5.000% due 11/7/23(a)	307,119
170,000	BBB-	7.950% due 10/26/29	213,627
		Societe Generale SA, Senior Unsecured Notes:
205,000	A	2.625% due 9/16/20(a)	202,843
260,000	A	2.500% due 4/8/21(a)	254,283
		Standard Chartered PLC:
420,000	BBB+	Senior Unsecured Notes, 2.250% due 4/17/20(a)	412,406
400,000	BBB-	Subordinated Notes, 5.700% due 3/26/44(a)	431,115
		State Street Corp., Senior Unsecured Notes:
30,000	A	2.550% due 8/18/20	29,853
25,000	A	1.950% due 5/19/21	24,308
60,000	A	2.650% due 5/19/26	56,246
250,000	A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 2.665% (3-Month USD-LIBOR + 0.310%) due 10/18/19(b)	250,489
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
145,000	A-	2.934% due 3/9/21	143,624
140,000	A-	2.058% due 7/14/21	134,777
90,000	A-	2.778% due 10/18/22	87,227
205,000	A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 1.950% due 9/19/19(a)	202,385
35,000	BBB+	SunTrust Banks Inc., Senior Unsecured Notes, 4.000% due 5/1/25	35,420

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 10.7% - (continued)
$ 250,000	AA-	Svenska Handelsbanken AB, Company Guaranteed Notes, 3.350% due 5/24/21	$251,282
320,000	BBB	Synchrony Bank, Senior Unsecured Notes, 3.650% due 5/24/21	321,208
50,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	48,311
		UBS AG, Senior Unsecured Notes:
1,103,000	A+	2.375% due 8/14/19	1,098,064
760,000	A+	2.350% due 3/26/20	749,410
230,000	A+	2.200% due 6/8/20(a)	225,817
200,000	A+	2.450% due 12/1/20(a)	196,421
		UBS Group Funding Switzerland AG, Company Guaranteed Notes:
970,000	A-	3.491% due 5/23/23(a)	956,996
200,000	A-	4.125% due 9/24/25(a)	199,622
310,000	A-	4.253% due 3/23/28(a)	308,729
85,000	A+	US Bancorp, Senior Unsecured Notes, 3.150% due 4/27/27	81,700
		US Bank NA, Senior Unsecured Notes:
250,000	AA-	2.050% due 10/23/20	244,930
250,000	AA-	3.150% due 4/26/21	250,921
470,000	BBB-	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(b)(c)	465,652
230,000	BBB+	Wachovia Corp., Subordinated Notes, 5.500% due 8/1/35	249,031
		Wells Fargo & Co.:
60,000	BBB-	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(b)(c)	61,681
		Senior Unsecured Notes:
249,000	A-	2.600% due 7/22/20	246,345
415,000	A-	2.625% due 7/22/22	400,382
420,000	A-	3.069% due 1/24/23	409,804
41,000	A-	3.550% due 9/29/25	39,993
504,000	A-	3.000% due 4/22/26	471,666
510,000	A-	3.000% due 10/23/26	474,690
980,000	A-	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(b)	938,645
		Subordinated Notes:
330,000	BBB+	3.450% due 2/13/23	324,912
169,000	BBB+	4.480% due 1/16/24	173,643
1,080,000	BBB+	4.300% due 7/22/27	1,072,884
230,000	BBB+	5.375% due 11/2/43	248,220
110,000	BBB+	5.606% due 1/15/44	121,307
280,000	BBB+	4.650% due 11/4/44	272,441
450,000	BBB+	4.900% due 11/17/45	454,743
40,000	BBB+	4.400% due 6/14/46	37,489
160,000	BBB+	4.750% due 12/7/46	158,399
		Wells Fargo Bank NA, Senior Unsecured Notes:
590,000	A+	2.150% due 12/6/19	584,403
2,000,000	A+	2.400% due 1/15/20	1,985,138
1,040,000	A+	2.600% due 1/15/21	1,024,863
100,000	BBB-	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	106,974
		Westpac Banking Corp., Senior Unsecured Notes:
380,000	AA-	4.875% due 11/19/19	391,119
70,000	AA-	2.150% due 3/6/20	69,060
20,000	AA-	2.300% due 5/26/20	19,777
435,000	AA-	2.600% due 11/23/20	430,029
195,000	AA-	3.650% due 5/15/23	195,611

		Total Banks	89,736,148

Beverages - 0.6%
		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
200,000	A-	2.650% due 2/1/21	198,261

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Beverages - 0.6% - (continued)
$ 90,000	A-	3.300% due 2/1/23	$89,671
840,000	A-	3.650% due 2/1/26	828,916
145,000	A-	4.700% due 2/1/36	149,804
609,000	A-	4.900% due 2/1/46	636,782
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
290,000	A-	5.000% due 4/15/20	302,654
200,000	A-	2.500% due 7/15/22	194,019
220,000	A-	3.500% due 1/12/24	220,239
495,000	A-	4.000% due 4/13/28	495,294
60,000	A-	3.750% due 7/15/42	53,751
55,000	A-	4.750% due 4/15/58	55,000
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	559,391
95,000	BBB	Constellation Brands Inc., Company Guaranteed Notes, 3.600% due 2/15/28	91,246
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	179,595
160,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	158,230
20,000	BBB	Dr Pepper Snapple Group Inc., Company Guaranteed Notes, 4.420% due 12/15/46	18,504
		Molson Coors Brewing Co., Company Guaranteed Notes:
580,000	BBB-	2.250% due 3/15/20	570,567
50,000	BBB-	3.500% due 5/1/22	49,980
		PepsiCo Inc., Senior Unsecured Notes:
60,000	A+	2.375% due 10/6/26	54,872
90,000	A+	3.000% due 10/15/27	85,984
60,000	A+	3.450% due 10/6/46	54,550
190,000	BBB	Pernod Ricard SA, Senior Unsecured Notes, 4.450% due 1/15/22(a)	196,742

		Total Beverages	5,244,052

Biotechnology - 0.4%
		Amgen Inc., Senior Unsecured Notes:
60,000	A	2.200% due 5/11/20	59,239
70,000	A	3.625% due 5/22/24	70,246
300,000	A	4.400% due 5/1/45	294,192
54,000	A	4.563% due 6/15/48	53,886
242,000	A	4.663% due 6/15/51	243,868
130,000	BBB-	Baxalta Inc., Company Guaranteed Notes, 2.875% due 6/23/20	128,880
		Celgene Corp., Senior Unsecured Notes:
60,000	BBB+	3.550% due 8/15/22	59,860
323,000	BBB+	3.875% due 8/15/25	317,547
325,000	BBB+	3.900% due 2/20/28	313,009
410,000	BBB+	5.000% due 8/15/45	412,248
		Gilead Sciences Inc., Senior Unsecured Notes:
170,000	A	2.550% due 9/1/20	168,722
15,000	A	2.500% due 9/1/23	14,413
410,000	A	3.700% due 4/1/24	413,493
60,000	A	3.650% due 3/1/26	59,522
50,000	A	2.950% due 3/1/27	46,972
345,000	A	4.800% due 4/1/44	362,137
355,000	A	4.750% due 3/1/46	369,879
15,000	A	4.150% due 3/1/47	14,446

		Total Biotechnology	3,402,559

Building Materials - 0.0%
		Johnson Controls International PLC, Senior Unsecured Notes:
55,000	BBB+	3.900% due 2/14/26	54,505
30,000	BBB+	step bond to yield, 4.625% due 7/2/44	30,066
30,000	BBB	Owens Corning, Company Guaranteed Notes, 4.400% due 1/30/48	26,023

		Total Building Materials	110,594

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Chemicals - 0.3%
$ 200,000	A-	Air Liquide Finance SA, Company Guaranteed Notes, 1.750% due 9/27/21(a)	$190,832
150,000	BB-	Axalta Coating Systems LLC, Company Guaranteed Notes, 4.875% due 8/15/24(a)	148,500
		Dow Chemical Co. (The), Senior Unsecured Notes:
650,000	BBB	8.550% due 5/15/19	684,578
16,000	BBB	4.375% due 11/15/42	15,479
61,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	61,186
45,000	A-	EI du Pont de Nemours & Co., Senior Unsecured Notes, 2.200% due 5/1/20	44,445
200,000	BBB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	215,765
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	58,296
30,000	BBB	4.400% due 7/15/44	28,534
60,000	BBB	Nutrien Ltd., Senior Unsecured Notes, 4.875% due 3/30/20	61,479
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	192,713
150,000	BBB	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.500% due 6/1/47	148,016
200,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.933% due 4/23/21(a)	200,153
115,000	BB+	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24	116,150

		Total Chemicals	2,166,126

Commercial Services - 0.1%
90,000	A-	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	93,735
10,000	BBB+	Equifax Inc., Senior Unsecured Notes, 2.300% due 6/1/21	9,664
		IHS Markit Ltd., Company Guaranteed Notes:
84,000	BBB-	5.000% due 11/1/22(a)	86,020
28,000	BBB-	4.000% due 3/1/26(a)	26,796
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	467,579
		Total System Services Inc., Senior Unsecured Notes:
40,000	BBB-	3.800% due 4/1/21	40,222
70,000	BBB-	3.750% due 6/1/23	69,956
210,000	BB	United Rentals North America Inc., Company Guaranteed Notes, 5.750% due 11/15/24	217,087

		Total Commercial Services	1,011,059

Computers - 0.5%
		Apple Inc., Senior Unsecured Notes:
110,000	AA+	1.550% due 8/4/21	105,796
300,000	AA+	2.400% due 5/3/23	290,478
280,000	AA+	2.450% due 8/4/26	258,556
550,000	AA+	3.350% due 2/9/27	542,713
360,000	AA+	2.900% due 9/12/27	342,176
170,000	AA+	4.650% due 2/23/46	186,260
135,000	AA+	3.850% due 8/4/46	130,933
20,000	AA+	4.250% due 2/9/47	20,681
250,000	AA+	3.750% due 11/13/47	240,097
		Dell International LLC/EMC Corp., Senior Secured Notes:
980,000	BBB-	3.480% due 6/1/19(a)	984,154
760,000	BBB-	4.420% due 6/15/21(a)	774,737
100,000	BBB-	8.350% due 7/15/46(a)	121,971
15,000	BBB	DXC Technology Co., Senior Unsecured Notes, 2.875% due 3/27/20	14,926
150,000	A+	International Business Machines Corp., Senior Unsecured Notes, 2.875% due 11/9/22	148,238
45,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	43,308

		Total Computers	4,205,024

Cosmetics/Personal Care - 0.0%
		First Quality Finance Co., Inc.:
58,000	BB-	Company Guaranteed Notes, 5.000% due 7/1/25(a)	54,520
57,000	BB-	Senior Unsecured Notes, 4.625% due 5/15/21(a)	56,074

		Total Cosmetics/Personal Care	110,594

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Financial Services - 1.0%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
$ 210,000	BBB-	4.500% due 5/15/21	$215,060
150,000	BBB-	5.000% due 10/1/21	155,869
515,000	BBB	Air Lease Corp., Senior Unsecured Notes, 4.750% due 3/1/20	528,407
		American Express Co., Senior Unsecured Notes:
370,000	BBB+	3.375% due 5/17/21	370,963
72,000	BBB+	2.650% due 12/2/22	69,571
		American Express Credit Corp., Senior Unsecured Notes:
325,000	A-	2.375% due 5/26/20	321,231
100,000	A-	2.600% due 9/14/20	99,054
975,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(a)	1,000,686
50,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 3.750% due 3/4/25	48,405
		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
607,000	A	2.342% due 11/15/20	594,646
200,000	A	3.373% due 11/15/25	192,249
704,000	A	4.418% due 11/15/35	679,601
		Intercontinental Exchange Inc., Company Guaranteed Notes:
100,000	A	2.750% due 12/1/20	99,693
60,000	A	4.000% due 10/15/23	61,461
1,090,000	BBB-	International Lease Finance Corp., Senior Secured Notes, 7.125% due 9/1/18(a)	1,100,956
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	32,002
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(f)(g)	–
80,000	B+	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	85,280
30,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	29,993
420,000	A-	ORIX Corp., Senior Unsecured Notes, 2.900% due 7/18/22	409,043
950,000	AA-	Protective Life Global Funding, Senior Secured Notes, 2.597% (3-Month USD-LIBOR + 0.550%) due 6/8/18(a)(b)	950,069
100,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	98,070
		Synchrony Financial, Senior Unsecured Notes:
210,000	BBB-	3.000% due 8/15/19	210,046
375,000	BBB-	2.700% due 2/3/20	372,285
		Visa Inc., Senior Unsecured Notes:
440,000	A+	3.150% due 12/14/25	430,673
210,000	A+	4.300% due 12/14/45	222,489

		Total Diversified Financial Services	8,377,802

Electric - 1.9%
50,000	A-	AEP Texas Inc., Senior Unsecured Notes, 2.400% due 10/1/22	48,229
90,000	BB+	AES Corp., Senior Unsecured Notes, 4.875% due 5/15/23	90,675
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	19,317
40,000	A-	3.850% due 12/1/42	39,078
90,000	A-	4.150% due 8/15/44	91,332
150,000	A-	Baltimore Gas & Electric Co., Senior Unsecured Notes, 3.750% due 8/15/47	144,405
170,000	A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 3.250% due 4/15/28(a)	163,294
20,000	BBB	Black Hills Corp., Senior Unsecured Notes, 3.150% due 1/15/27	18,705
30,000	A	CenterPoint Energy Houston Electric LLC, General Refinance Mortgage, 3.950% due 3/1/48	29,951
30,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 3.000% due 5/15/26	28,312
35,000	BBB	Dominion Energy Inc., Junior Subordinated Notes, 2.579% due 7/1/20	34,524
100,000	A	DTE Electric Co., General Refinance Mortgage, 3.700% due 3/15/45	95,377
		Duke Energy Carolinas LLC:
		1st Mortgage Notes:
500,000	A	4.250% due 12/15/41	521,380
60,000	A	3.700% due 12/1/47	57,399
145,000	A	1st Ref Notes, 2.950% due 12/1/26	139,029

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Electric - 1.9% - (continued)
		Duke Energy Corp., Senior Unsecured Notes:
$ 410,000	BBB+	3.550% due 9/15/21	$413,182
570,000	BBB+	3.050% due 8/15/22	563,644
260,000	BBB+	3.950% due 10/15/23	266,228
180,000	BBB+	2.650% due 9/1/26	164,066
		Duke Energy Florida LLC:
195,000	A	1st Mortgage Notes, 5.900% due 3/1/33	235,436
26,250	A-	Senior Unsecured Notes, 2.100% due 12/15/19	26,117
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(a)	797,918
15,000	BBB	Emera US Finance LP, Company Guaranteed Notes, 2.150% due 6/15/19	14,848
35,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	32,249
		Entergy Texas Inc., 1st Mortgage Notes:
920,000	A	7.125% due 2/1/19	945,498
60,000	A	3.450% due 12/1/27	58,792
		Exelon Corp., Senior Unsecured Notes:
175,000	BBB-	2.850% due 6/15/20	174,089
5,000	BBB-	2.450% due 4/15/21	4,886
10,000	BBB-	3.400% due 4/15/26	9,599
200,000	BBB-	4.950% due 6/15/35	218,076
143,000	BBB-	5.625% due 6/15/35	167,247
		FirstEnergy Corp., Senior Unsecured Notes:
310,000	BB+	3.900% due 7/15/27	304,897
1,250,000	BB+	7.375% due 11/15/31	1,651,677
		Florida Power & Light Co., 1st Mortgage Notes:
50,000	A	3.125% due 12/1/25	49,326
10,000	A	5.690% due 3/1/40	12,371
52,000	A	4.050% due 6/1/42	52,872
20,000	A	3.800% due 12/15/42	19,728
50,000	A	3.700% due 12/1/47	47,872
15,000	A	4.125% due 6/1/48	15,427
		Georgia Power Co., Senior Unsecured Notes:
70,000	A-	2.000% due 3/30/20	68,971
80,000	A-	3.250% due 3/30/27	76,287
500,000	A-	Indiana Michigan Power Co., Senior Unsecured Notes, 7.000% due 3/15/19	515,507
131,239	BBB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(f)	141,069
600,000	A-	Interstate Power & Light Co., Senior Unsecured Notes, 5.875% due 9/15/18	605,831
400,000	A-	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	407,198
700,000	BBB-	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	734,586
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	890,292
400,000	A+	MidAmerican Energy Co., 1st Mortgage Notes, 4.250% due 5/1/46	415,856
45,000	BBB-	Mid-Atlantic Interstate Transmission LLC, Senior Unsecured Notes, 4.100% due 5/15/28(a)	45,541
		NextEra Energy Capital Holdings Inc.:
50,000	BBB+	Company Guaranteed Notes, 3.550% due 5/1/27	48,302
800,000	BBB+	Senior Unsecured Notes, 2.843% (3-Month USD-LIBOR + 0.480%) due 5/4/21(b)	799,884
70,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	65,363
		Northern States Power Co., 1st Mortgage Notes:
70,000	A	3.600% due 5/15/46	65,648
80,000	A	3.600% due 9/15/47	76,056
		Ohio Power Co., Senior Unsecured Notes:
40,000	A-	6.600% due 2/15/33	51,662
30,000	A-	4.150% due 4/1/48	30,380
20,000	A+	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 3.800% due 9/30/47	19,548
610,000	BBB+	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	708,447

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Electric - 1.9% - (continued)
$ 120,000	A+	PacifiCorp, 1st Mortgage Notes, 5.750% due 4/1/37	$147,217
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	495,705
90,000	BBB+	Sempra Energy, Senior Unsecured Notes, 2.848% (3-Month USD-LIBOR + 0.500%) due 1/15/21(b)	90,121
130,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.375% due 6/1/20	128,606
		Virginia Electric & Power Co., Senior Unsecured Notes:
175,000	BBB+	2.750% due 3/15/23	169,946
90,000	BBB+	3.800% due 4/1/28	90,151
195,000	BBB+	6.000% due 5/15/37	241,500
25,000	BBB+	6.350% due 11/30/37	32,006
70,000	BBB+	4.000% due 1/15/43	68,714
595,000	BBB+	4.000% due 11/15/46	581,903

		Total Electric	15,579,349

Electronics - 0.0%
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	9,937
235,000	BBB+	Corning Inc., Senior Unsecured Notes, 4.375% due 11/15/57	209,465
65,000	BB-	Itron Inc., Company Guaranteed Notes, 5.000% due 1/15/26(a)	62,563
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	19,763

		Total Electronics	301,728

Entertainment - 0.0%
115,000	BBB-	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.375% due 4/15/26	114,395

Environmental Control - 0.1%
72,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 6/1/21	72,630
		Republic Services Inc., Senior Unsecured Notes:
150,000	BBB+	3.200% due 3/15/25	146,076
20,000	BBB+	2.900% due 7/1/26	18,619
295,000	BBB+	3.375% due 11/15/27	282,911
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	41,532
100,000	A-	3.500% due 5/15/24	99,846
70,000	A-	7.375% due 5/15/29	87,652

		Total Environmental Control	749,266

Food - 0.6%
		Campbell Soup Co., Senior Unsecured Notes:
395,000	BBB	3.300% due 3/15/21	393,774
285,000	BBB	3.650% due 3/15/23	280,259
385,000	BBB	3.950% due 3/15/25	374,489
1,130,000	BBB+	Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(a)	1,087,630
670,000	BBB	General Mills Inc., Senior Unsecured Notes, 3.700% due 10/17/23	668,816
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
310,000	BBB	5.375% due 2/10/20	322,745
80,000	BBB	3.950% due 7/15/25	79,034
50,000	BBB	3.000% due 6/1/26	45,713
60,000	BBB	5.000% due 7/15/35	60,240
120,000	BBB	5.200% due 7/15/45	120,679
935,000	BBB	4.375% due 6/1/46	838,561
96,000	BBB	Secured Notes, 4.875% due 2/15/25(a)	99,719
500,000	BBB	Mondelez International Holdings Netherlands BV, Company Guaranteed Notes, 2.000% due 10/28/21(a)	480,299
59,000	BB-	Pilgrim’s Pride Corp., Senior Unsecured Notes, 5.875% due 9/30/27(a)	55,607
100,000	B	Post Holdings Inc., Company Guaranteed Notes, 5.625% due 1/15/28(a)	94,625
85,000	BBB+	Sysco Corp., Company Guaranteed Notes, 3.550% due 3/15/25	83,703
		Tyson Foods Inc.:
60,000	BBB	Company Guaranteed Notes, 3.950% due 8/15/24	60,370

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Food - 0.6% - (continued)
$ 20,000	BBB	Senior Unsecured Notes, 4.550% due 6/2/47	$19,353
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	A	2.400% due 10/21/18(a)	49,984
140,000	A	2.900% due 10/21/19(a)	140,236

		Total Food	5,355,836

Forest Products & Paper - 0.1%
		Georgia-Pacific LLC:
19,000	A+	Company Guaranteed Notes, 5.400% due 11/1/20(a)	20,015
		Senior Unsecured Notes:
500,000	A+	2.539% due 11/15/19(a)	497,745
40,000	A+	3.600% due 3/1/25(a)	40,098
60,000	A+	7.750% due 11/15/29	81,004
85,000	BBB	International Paper Co., Senior Unsecured Notes, 4.350% due 8/15/48	78,625

		Total Forest Products & Paper	717,487

Gas - 0.1%
95,000	A-	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.100% due 9/1/47	90,426
		NiSource Inc., Senior Unsecured Notes:
400,000	BBB+	2.650% due 11/17/22	387,061
320,000	BBB+	3.490% due 5/15/27	308,373
250,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	250,966

		Total Gas	1,036,826

Healthcare - Products - 0.5%
		Abbott Laboratories, Senior Unsecured Notes:
674,000	BBB	2.350% due 11/22/19	670,554
160,000	BBB	2.900% due 11/30/21	158,362
260,000	BBB	3.750% due 11/30/26	257,622
70,000	BBB	4.750% due 11/30/36	74,023
150,000	BBB	4.900% due 11/30/46	162,094
140,000	A-	Baxter International Inc., Senior Unsecured Notes, 1.700% due 8/15/21	133,364
		Becton Dickinson & Co., Senior Unsecured Notes:
265,000	BBB	2.404% due 6/5/20	260,615
655,000	BBB	3.363% due 6/6/24	633,923
61,000	BBB	3.734% due 12/15/24	59,964
60,000	BBB	4.685% due 12/15/44	58,661
120,000	A	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	118,112
		Medtronic Inc., Company Guaranteed Notes:
130,000	A	2.500% due 3/15/20	129,398
410,000	A	3.500% due 3/15/25	409,589
80,000	A	5.550% due 3/15/40	95,110
		St Jude Medical LLC, Senior Unsecured Notes:
120,000	BBB	3.250% due 4/15/23	116,120
13,000	BBB	4.750% due 4/15/43	12,883
20,000	BBB+	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 2.950% due 9/19/26	18,663
500,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 2.700% due 4/1/20	496,507

		Total Healthcare - Products	3,865,564

Healthcare - Services - 0.9%
		Aetna Inc., Senior Unsecured Notes:
500,000	A	4.125% due 6/1/21	511,066
40,000	A	2.800% due 6/15/23	38,473
55,000	A	4.125% due 11/15/42	52,140
10,000	A	3.875% due 8/15/47	8,989
		Anthem Inc., Senior Unsecured Notes:
460,000	A	2.500% due 11/21/20	453,499

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Healthcare - Services - 0.9% - (continued)
$ 410,000	A	3.125% due 5/15/22	$405,147
135,000	A	2.950% due 12/1/22	131,565
90,000	A	3.350% due 12/1/24	87,605
355,000	A	3.650% due 12/1/27	339,712
40,000	A	4.375% due 12/1/47	37,756
30,000	BBB+	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	28,080
		Centene Corp., Senior Unsecured Notes:
50,000	BB+	5.625% due 2/15/21	51,460
140,000	BB+	4.750% due 5/15/22	142,100
90,000	BB+	6.125% due 2/15/24	94,838
175,000	BB+	4.750% due 1/15/25	174,344
50,000	B-	CHS/Community Health Systems Inc., Senior Secured Notes, 6.250% due 3/31/23	46,875
		Cigna Corp., Senior Unsecured Notes:
70,000	A	3.250% due 4/15/25	66,667
50,000	A	3.050% due 10/15/27	45,450
102,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	96,931
780,000	BBB-	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(a)	801,182
20,000	BBB-	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(a)	21,057
		HCA Inc.:
100,000	B+	Company Guaranteed Notes, 7.500% due 2/15/22	109,500
		Senior Secured Notes:
491,000	BBB-	6.500% due 2/15/20	514,322
10,000	BBB-	5.875% due 3/15/22	10,538
40,000	BBB-	5.000% due 3/15/24	40,388
119,000	BBB-	5.250% due 4/15/25	119,892
10,000	BBB-	5.250% due 6/15/26	9,988
160,000	BBB-	5.500% due 6/15/47	149,600
		Humana Inc., Senior Unsecured Notes:
360,000	BBB+	2.500% due 12/15/20	354,814
280,000	BBB+	3.150% due 12/1/22	276,339
30,000	BBB+	3.950% due 3/15/27	29,727
70,000	BBB+	4.625% due 12/1/42	70,501
40,000	BBB+	4.950% due 10/1/44	42,379
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	480,621
		Tenet Healthcare Corp.:
10,000	B-	Secured Notes, 7.500% due 1/1/22(a)	10,515
		Senior Secured Notes:
70,000	BB-	4.500% due 4/1/21	69,930
81,000	BB-	4.375% due 10/1/21	80,595
24,000	BB-	4.625% due 7/15/24(a)	23,160
		UnitedHealth Group Inc., Senior Unsecured Notes:
120,000	A+	2.700% due 7/15/20	119,676
460,000	A+	3.375% due 11/15/21	465,915
80,000	A+	2.875% due 12/15/21	79,436
160,000	A+	3.350% due 7/15/22	161,305
22,000	A+	4.250% due 3/15/43	22,435
190,000	A+	4.750% due 7/15/45	208,251
70,000	A+	3.750% due 10/15/47	65,950
98,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	98,000

		Total Healthcare - Services	7,248,713

Home Builders - 0.0%
150,000	BB	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	150,750
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	49,437

		Total Home Builders	200,187

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Household Products/Wares - 0.0%
		Central Garden & Pet Co., Company Guaranteed Notes:
$ 90,000	BB-	6.125% due 11/15/23	$94,050
80,000	BB-	5.125% due 2/1/28	75,000
100,000	A-	Clorox Co. (The), Senior Unsecured Notes, 3.900% due 5/15/28	100,248

		Total Household Products/Wares	269,298

Housewares - 0.1%
		Newell Brands Inc., Senior Unsecured Notes:
130,000	BBB-	3.150% due 4/1/21	128,958
460,000	BBB-	3.850% due 4/1/23	458,642
100,000	BBB-	4.200% due 4/1/26	98,417
90,000	BBB-	5.500% due 4/1/46	91,528

		Total Housewares	777,545

Insurance - 0.8%
		American International Group Inc.:
90,000	BBB-	Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(b)	89,100
		Senior Unsecured Notes:
10,000	BBB+	4.875% due 6/1/22	10,504
85,000	BBB+	4.375% due 1/15/55	75,005
		Aon PLC, Company Guaranteed Notes:
80,000	A-	3.875% due 12/15/25	79,371
46,000	A-	4.450% due 5/24/43	43,560
54,000	A-	4.600% due 6/14/44	53,586
80,000	A-	4.750% due 5/15/45	80,264
350,000	BBB+	AXA Equitable Holdings Inc., Senior Unsecured Notes, 3.900% due 4/20/23(a)	349,410
400,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.400% due 5/15/42	419,408
		Berkshire Hathaway Inc., Senior Unsecured Notes:
45,000	AA	2.750% due 3/15/23	44,273
30,000	AA	3.125% due 3/15/26	29,163
30,000	BBB+	Brighthouse Financial Inc., Senior Unsecured Notes, 4.700% due 6/22/47	26,298
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	59,122
70,000	A	3.350% due 5/3/26	68,491
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	125,568
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(b)	970,875
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	42,984
605,000	AA-	Jackson National Life Global Funding, Senior Secured Notes, 1.875% due 10/15/18(a)	603,734
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
190,000	A-	2.750% due 1/30/22	185,852
370,000	A-	3.500% due 6/3/24	368,377
40,000	A-	3.500% due 3/10/25	39,315
11,000	A-	3.750% due 3/14/26	10,999
70,000	A-	4.350% due 1/30/47	71,342
		MetLife Inc.:
620,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	669,290
95,000	A-	Senior Unsecured Notes, 3.000% due 3/1/25	90,859
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 4.415% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(b)	847,799
		Principal Financial Group Inc., Company Guaranteed Notes:
35,000	A-	3.125% due 5/15/23	34,403
25,000	A-	3.100% due 11/15/26	23,618
10,000	A-	4.625% due 9/15/42	10,328
140,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	146,473
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	31,836

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Insurance - 0.8% - (continued)
$ 320,000	AA-	4.900% due 9/15/44(a)	$346,322
38,000	BBB	Willis North America Inc., Company Guaranteed Notes, 3.600% due 5/15/24	36,967

		Total Insurance	6,084,496

Internet - 0.2%
		Alibaba Group Holding Ltd., Senior Unsecured Notes:
240,000	A+	3.400% due 12/6/27	228,165
200,000	A+	4.400% due 12/6/57	189,604
		Amazon.com Inc., Senior Unsecured Notes:
470,000	AA-	3.150% due 8/22/27(a)	454,948
89,000	AA-	4.800% due 12/5/34	99,514
80,000	AA-	3.875% due 8/22/37(a)	80,371
160,000	AA-	4.950% due 12/5/44	182,380
137,000	AA-	4.050% due 8/22/47(a)	137,343
70,000	AA-	4.250% due 8/22/57(a)	70,870
35,000	BBB+	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	30,959
90,000	B+	Netflix Inc., Senior Unsecured Notes, 5.500% due 2/15/22	93,222
407,000	A+	Tencent Holdings Ltd., Senior Unsecured Notes, 2.985% due 1/19/23(a)	398,231

		Total Internet	1,965,607

Investment Companies - 0.0%
245,000	BBB	Ares Capital Corp., Senior Unsecured Notes, 4.250% due 3/1/25	238,775

Iron/Steel - 0.0%
30,000	BBB-	ArcelorMittal, Senior Unsecured Notes, 7.250% due 10/15/39	34,950
260,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	293,020

		Total Iron/Steel	327,970

Lodging - 0.0%
120,000	BB+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.875% due 4/1/27	115,200

Machinery - Construction & Mining - 0.0%
20,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	20,616

Machinery - Diversified - 0.0%
		John Deere Capital Corp., Senior Unsecured Notes:
90,000	A	2.250% due 4/17/19	89,709
70,000	A	1.700% due 1/15/20	68,670
5,000	A	2.650% due 1/6/22	4,934
210,000	BBB-	Nvent Finance Sarl, Company Guaranteed Notes, 3.950% due 4/15/23(a)	209,339

		Total Machinery - Diversified	372,652

Media - 1.1%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	31,036
25,000	BBB+	6.200% due 12/15/34	30,066
30,000	BBB+	6.650% due 11/15/37	38,423
10,000	BBB+	6.900% due 8/15/39	13,129
200,000	BB	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(a)	197,500
455,000	BBB	CBS Corp., Company Guaranteed Notes, 3.700% due 6/1/28(a)	428,461
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
130,000	BB	5.125% due 5/1/27(a)	122,037
111,000	BB	5.000% due 2/1/28(a)	103,230
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
50,000	BBB-	3.579% due 7/23/20	50,142
415,000	BBB-	4.464% due 7/23/22	424,053
380,000	BBB-	4.908% due 7/23/25	387,990
210,000	BBB-	3.750% due 2/15/28	192,150
260,000	BBB-	4.200% due 3/15/28	245,168
10,000	BBB-	6.384% due 10/23/35	10,697

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Media - 1.1% - (continued)
$ 50,000	BBB-	5.375% due 4/1/38	$48,894
385,000	BBB-	6.484% due 10/23/45	411,017
270,000	BBB-	5.375% due 5/1/47	252,720
50,000	BBB-	5.750% due 4/1/48	49,195
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	198,807
		Comcast Corp., Company Guaranteed Notes:
37,000	A-	2.350% due 1/15/27	32,595
55,000	A-	3.300% due 2/1/27	52,002
10,000	A-	3.150% due 2/15/28	9,280
30,000	A-	6.500% due 11/15/35	36,416
50,000	A-	3.900% due 3/1/38	45,910
422,000	A-	3.400% due 7/15/46	343,787
113,000	A-	3.969% due 11/1/47	100,087
23,000	A-	3.999% due 11/1/49	20,403
39,000	A-	4.049% due 11/1/52	34,479
		Cox Communications Inc., Senior Unsecured Notes:
40,000	BBB	3.250% due 12/15/22(a)	39,310
310,000	BBB	3.150% due 8/15/24(a)	296,730
225,000	B-	CSC Holdings LLC, Senior Unsecured Notes, 8.625% due 2/15/19	233,737
		Discovery Communications LLC, Company Guaranteed Notes:
35,000	BBB-	2.200% due 9/20/19	34,665
275,000	BBB-	2.750% due 11/15/19(a)	274,122
160,000	BBB-	2.950% due 3/20/23	154,209
235,000	BBB-	3.950% due 6/15/25(a)	229,513
150,000	BBB-	3.950% due 3/20/28	142,194
46,000	BBB-	4.875% due 4/1/43	42,494
60,000	BBB-	5.200% due 9/20/47	58,290
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B	5.125% due 5/1/20	19,825
140,000	B	5.875% due 7/15/22(h)	131,845
10,000	B	5.875% due 11/15/24	8,347
370,000	BBB-	Myriad International Holdings BV, Company Guaranteed Notes, 4.850% due 7/6/27(a)	362,137
40,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 5.150% due 4/30/20	41,583
		RELX Capital Inc., Company Guaranteed Notes:
10,000	BBB+	3.125% due 10/15/22	9,813
150,000	BBB+	3.500% due 3/16/23	149,461
115,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	111,556
40,000	BBB+	Thomson Reuters Corp., Senior Unsecured Notes, 4.300% due 11/23/23	41,085
		Time Warner Cable LLC, Senior Secured Notes:
500,000	BBB-	6.750% due 7/1/18	501,429
410,000	BBB-	8.250% due 4/1/19	427,915
385,000	BBB-	4.000% due 9/1/21	387,448
230,000	BBB-	7.300% due 7/1/38	268,701
20,000	BBB-	5.875% due 11/15/40	20,308
290,000	BBB-	5.500% due 9/1/41	280,015
		Time Warner Entertainment Co. LP, Senior Secured Notes:
70,000	BBB-	8.375% due 3/15/23	82,601
40,000	BBB-	8.375% due 7/15/33	50,983
		Time Warner Inc., Company Guaranteed Notes:
60,000	BBB	4.700% due 1/15/21	62,125
110,000	BBB	4.750% due 3/29/21	114,393
234,000	BBB	3.875% due 1/15/26	228,502
230,000	BBB	3.800% due 2/15/27	222,562

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Media - 1.1% - (continued)
$ 30,000	BBB	6.250% due 3/29/41	$34,472
50,000	BBB	5.350% due 12/15/43	51,640
		Viacom Inc., Senior Unsecured Notes:
40,000	BBB-	4.250% due 9/1/23	40,142
10,000	BBB-	3.875% due 4/1/24	9,825
80,000	BBB-	4.375% due 3/15/43	69,028
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(a)	188,250

		Total Media	9,330,929

Mining - 0.3%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB-	3.625% due 9/11/24(a)	334,036
270,000	BBB-	4.750% due 4/10/27(a)	269,454
40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	43,233
		Barrick North America Finance LLC, Company Guaranteed Notes:
34,000	BBB	4.400% due 5/30/21	35,248
70,000	BBB	5.700% due 5/30/41	78,964
90,000	BBB	5.750% due 5/1/43	104,041
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
150,000	A	5.000% due 9/30/43	171,346
310,000	BBB+	6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(b)	338,055
		Freeport-McMoRan Inc., Company Guaranteed Notes:
30,000	BB-	4.000% due 11/14/21	29,850
10,000	BB-	5.450% due 3/15/43	9,075
		Glencore Funding LLC, Company Guaranteed Notes:
40,000	BBB+	2.875% due 4/16/20(a)	39,654
20,000	BBB+	4.125% due 5/30/23(a)	20,006
210,000	BBB+	4.625% due 4/29/24(a)	213,719
280,000	BBB+	4.000% due 3/27/27(a)	267,949
50,000	BBB	Newmont Mining Corp., Company Guaranteed Notes, 4.875% due 3/15/42	51,549
760,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	766,734
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27(a)	87,300

		Total Mining	2,860,213

Miscellaneous Manufacturers - 0.4%
55,000	BBB	Crane Co., Senior Unsecured Notes, 4.200% due 3/15/48	53,456
		Eaton Corp., Company Guaranteed Notes:
386,000	A-	2.750% due 11/2/22	377,015
185,000	A-	4.150% due 11/2/42	181,718
		General Electric Co.:
		Senior Unsecured Notes:
20,000	A	5.500% due 1/8/20	20,799
72,000	A	4.650% due 10/17/21	75,188
1,025,000	A	2.823% (3-Month USD-LIBOR + 0.480%) due 8/15/36(b)	864,634
122,000	A	6.150% due 8/7/37	143,443
230,000	A	5.875% due 1/14/38	263,716
258,000	A	6.875% due 1/10/39	329,489
164,000	A	4.500% due 3/11/44	159,547
141,000	A-	Subordinated Notes, 5.300% due 2/11/21	147,792
500,000	A+	Siemens Financieringsmaatschappij NV, Company Guaranteed Notes, 1.300% due 9/13/19(a)	491,513

		Total Miscellaneous Manufacturers	3,108,310

Office/Business Equipment - 0.0%
		Pitney Bowes Inc., Senior Unsecured Notes:
125,000	BB+	3.625% due 9/15/20	122,813
160,000	BB+	4.700% due 4/1/23	143,600

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Office/Business Equipment - 0.0% - (continued)
$ 50,000	BBB-	Xerox Corp., Senior Unsecured Notes, 3.625% due 3/15/23	$48,352

		Total Office/Business Equipment	314,765

Oil & Gas - 1.9%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	178,098
		Anadarko Petroleum Corp., Senior Unsecured Notes:
70,000	BBB	4.850% due 3/15/21	72,546
550,000	BBB	3.450% due 7/15/24	535,410
40,000	BBB	6.450% due 9/15/36	47,426
150,000	BBB	4.500% due 7/15/44	143,334
40,000	BBB	6.600% due 3/15/46	50,027
110,000	BBB-	Andeavor, Company Guaranteed Notes, 4.750% due 12/15/23	115,035
		Apache Corp., Senior Unsecured Notes:
230,000	BBB	3.250% due 4/15/22	227,938
78,000	BBB	6.000% due 1/15/37	87,677
309,000	BBB	5.100% due 9/1/40	315,826
10,000	BBB	4.750% due 4/15/43	9,856
60,000	BBB	4.250% due 1/15/44	55,494
		BP Capital Markets PLC, Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	110,139
230,000	A-	3.216% due 11/28/23	227,667
270,000	A-	3.814% due 2/10/24	274,753
30,000	A-	3.535% due 11/4/24	30,104
310,000	A-	3.506% due 3/17/25	309,783
		Canadian Natural Resources Ltd., Senior Unsecured Notes:
290,000	BBB+	2.950% due 1/15/23	281,939
94,000	BBB+	3.850% due 6/1/27	92,489
70,000	BB-	Centennial Resource Production LLC, Company Guaranteed Notes, 5.375% due 1/15/26(a)	69,125
330,000	AA-	Chevron Corp., Senior Unsecured Notes, 2.954% due 5/16/26	317,776
		Cimarex Energy Co., Senior Unsecured Notes:
462,000	BBB-	4.375% due 6/1/24	473,899
686,000	BBB-	3.900% due 5/15/27	673,070
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	514,828
30,000	BBB-	Concho Resources Inc., Company Guaranteed Notes, 3.750% due 10/1/27	29,122
		Continental Resources Inc., Company Guaranteed Notes:
429,000	BBB-	4.500% due 4/15/23	438,151
370,000	BBB-	3.800% due 6/1/24	362,279
		Devon Energy Corp., Senior Unsecured Notes:
630,000	BBB	3.250% due 5/15/22	622,874
200,000	BBB	5.850% due 12/15/25	222,795
190,000	BBB	5.600% due 7/15/41	214,023
48,000	BB	Diamondback Energy Inc., Company Guaranteed Notes, 4.750% due 11/1/24	46,500
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB-	4.125% due 1/16/25	91,438
750,000	BBB-	5.875% due 5/28/45	719,812
50,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	49,313
87,000	BB-	Ensco PLC, Senior Unsecured Notes, 8.000% due 1/31/24	87,218
		EOG Resources Inc., Senior Unsecured Notes:
125,000	BBB+	2.450% due 4/1/20	124,307
90,000	BBB+	4.150% due 1/15/26	92,295
295,000	BBB+	3.900% due 4/1/35	288,564
		EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes:
100,000	CCC-	9.375% due 5/1/24(a)	79,030
40,000	CCC-	8.000% due 2/15/25(a)	29,100

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil & Gas - 1.9% - (continued)
		Exxon Mobil Corp., Senior Unsecured Notes:
$ 380,000	AA+	3.043% due 3/1/26	$370,353
70,000	AA+	4.114% due 3/1/46	72,176
235,000	AA	Harvest Operations Corp., Company Guaranteed Notes, 4.200% due 6/1/23(a)	239,506
		Hess Corp., Senior Unsecured Notes:
10,000	BBB-	7.300% due 8/15/31	11,826
50,000	BBB-	5.800% due 4/1/47	52,971
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	230,726
75,000	BBB	7.875% due 9/15/31	96,864
40,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 4.750% due 9/15/44	39,641
		Noble Energy Inc., Senior Unsecured Notes:
60,000	BBB	4.150% due 12/15/21	61,244
160,000	BBB	3.900% due 11/15/24	159,553
120,000	BBB	3.850% due 1/15/28	117,624
110,000	BBB	5.250% due 11/15/43	116,902
60,000	BBB	4.950% due 8/15/47	62,549
29,000	BB-	Oasis Petroleum Inc., Company Guaranteed Notes, 6.875% due 3/15/22	29,507
		Occidental Petroleum Corp., Senior Unsecured Notes:
100,000	A	3.125% due 2/15/22	100,091
90,000	A	3.400% due 4/15/26	88,500
90,000	A	4.625% due 6/15/45	95,759
75,000	BB-	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.375% due 1/15/25(a)	74,438
255,000	BBB	Patterson-UTI Energy Inc., Company Guaranteed Notes, 3.950% due 2/1/28(a)	245,119
		Petrobras Global Finance BV, Company Guaranteed Notes:
1,358,000	BB-	5.299% due 1/27/25(a)	1,276,520
360,000	BB-	5.750% due 2/1/29	322,740
118,000	A-	Petro-Canada, Senior Unsecured Notes, 6.800% due 5/15/38	154,967
		Petroleos Mexicanos, Company Guaranteed Notes:
255,000	BBB+	6.000% due 3/5/20	264,626
610,000	BBB+	3.500% due 1/30/23	573,705
19,000	BBB+	6.625% due 6/15/35	18,480
35,000	BBB+	6.500% due 6/2/41	32,708
210,000	BBB+	Phillips 66, Company Guaranteed Notes, 3.900% due 3/15/28	209,296
		Pioneer Natural Resources Co., Senior Unsecured Notes:
49,000	BBB	3.950% due 7/15/22	49,793
313,000	BBB	4.450% due 1/15/26	324,300
120,000	BB+	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	127,800
		Range Resources Corp., Company Guaranteed Notes:
20,000	BB+	5.875% due 7/1/22	20,250
110,000	BB+	5.000% due 3/15/23	107,250
30,000	BB+	4.875% due 5/15/25(h)	28,350
		Shell International Finance BV, Company Guaranteed Notes:
180,000	A+	4.375% due 3/25/20	185,152
450,000	A+	2.125% due 5/11/20	444,888
260,000	A+	2.875% due 5/10/26	248,143
114,000	A+	4.550% due 8/12/43	121,076
220,000	A+	4.375% due 5/11/45	229,524
40,000	A+	4.000% due 5/10/46	39,426
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	410,767
5,000	A-	Suncor Energy Inc., Senior Unsecured Notes, 4.000% due 11/15/47	4,832
		Whiting Petroleum Corp.:
30,000	BB-	Company Guaranteed Notes, 6.250% due 4/1/23	30,675

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil & Gas - 1.9% - (continued)
$ 30,000	BB-	Senior Unsecured Notes, 6.625% due 1/15/26(a)	$30,750

		Total Oil & Gas	16,232,427

Oil & Gas Services - 0.1%
		Halliburton Co., Senior Unsecured Notes:
220,000	A-	3.800% due 11/15/25	220,046
20,000	A-	4.850% due 11/15/35	21,142
50,000	A-	5.000% due 11/15/45	54,284
		Schlumberger Holdings Corp., Senior Unsecured Notes:
170,000	AA-	3.000% due 12/21/20(a)	169,708
200,000	AA-	4.000% due 12/21/25(a)	201,144
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(a)	20,532
63,000	BB-	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(a)	64,181

		Total Oil & Gas Services	751,037

Packaging & Containers - 0.2%
130,000	BB+	Ball Corp., Company Guaranteed Notes, 5.250% due 7/1/25	132,925
115,000	BB+	Graphic Packaging International LLC, Company Guaranteed Notes, 4.125% due 8/15/24	109,537
80,000	B+	Multi-Color Corp., Company Guaranteed Notes, 4.875% due 11/1/25(a)	74,400
125,000	BB	OI European Group BV, Company Guaranteed Notes, 4.000% due 3/15/23(a)	117,812
218,049	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	219,685
50,000	BBB	WestRock Co., Company Guaranteed Notes, 3.000% due 9/15/24(a)	47,662
		WestRock RKT Co., Company Guaranteed Notes:
600,000	BBB	3.500% due 3/1/20	603,408
39,000	BBB	4.900% due 3/1/22	40,943
20,000	BBB	4.000% due 3/1/23	20,379

		Total Packaging & Containers	1,366,751

Pharmaceuticals - 1.5%
		AbbVie Inc., Senior Unsecured Notes:
325,000	A-	3.600% due 5/14/25	317,327
40,000	A-	4.300% due 5/14/36	38,831
389,000	A-	4.400% due 11/6/42	374,050
40,000	BBB	Actavis Funding SCS, Company Guaranteed Notes, 3.850% due 6/15/24	39,341
		Allergan Funding SCS, Company Guaranteed Notes:
130,000	BBB	3.000% due 3/12/20	129,428
495,000	BBB	3.450% due 3/15/22	489,327
690,000	BBB	3.800% due 3/15/25	672,320
200,000	BBB	4.550% due 3/15/35	192,461
220,000	BBB	4.750% due 3/15/45	213,208
		AstraZeneca PLC, Senior Unsecured Notes:
40,000	BBB+	2.375% due 6/12/22	38,511
200,000	BBB+	3.375% due 11/16/25	195,873
		Bayer US Finance LLC, Company Guaranteed Notes:
350,000	A-	2.375% due 10/8/19(a)	347,491
665,000	A-	3.000% due 10/8/21(a)	656,629
		Cardinal Health Inc., Senior Unsecured Notes:
70,000	BBB+	2.616% due 6/15/22	67,391
350,000	BBB+	3.079% due 6/15/24	332,408
		CVS Health Corp., Senior Unsecured Notes:
645,000	BBB	3.125% due 3/9/20	646,479
5,000	BBB	2.800% due 7/20/20	4,969
185,000	BBB	3.350% due 3/9/21	185,362
340,000	BBB	2.750% due 12/1/22	327,410
495,000	BBB	3.700% due 3/9/23	494,600
150,000	BBB	4.100% due 3/25/25	150,758

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals - 1.5% - (continued)
$ 116,000	BBB	3.875% due 7/20/25	$114,363
1,320,000	BBB	4.300% due 3/25/28	1,315,990
140,000	BBB	4.780% due 3/25/38	140,107
105,000	BBB	5.125% due 7/20/45	109,206
790,000	BBB	5.050% due 3/25/48	813,339
178,815	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	192,290
80,000	AA-	Eli Lilly & Co., Senior Unsecured Notes, 3.100% due 5/15/27	77,464
180,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	177,816
		Johnson & Johnson, Senior Unsecured Notes:
400,000	AAA	2.450% due 3/1/26	375,745
80,000	AAA	2.950% due 3/3/27	77,537
150,000	AAA	2.900% due 1/15/28	144,610
110,000	AAA	3.625% due 3/3/37	108,705
90,000	AA	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 2/10/25	86,500
20,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.100% due 5/17/27	19,349
90,000	AA	Pfizer Inc., Senior Unsecured Notes, 4.125% due 12/15/46	91,692
		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
1,185,000	BBB-	1.900% due 9/23/19	1,168,802
365,000	BBB-	2.400% due 9/23/21	351,663
70,000	BBB-	2.875% due 9/23/23	66,189
40,000	BB	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	35,976
80,000	BB	Teva Pharmaceutical Finance IV BV, Company Guaranteed Notes, 3.650% due 11/10/21	76,282
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
170,000	BB	1.700% due 7/19/19	166,158
310,000	BB	2.200% due 7/21/21	285,090
20,000	BB	3.150% due 10/1/26	16,212
		Valeant Pharmaceuticals International Inc.:
		Company Guaranteed Notes:
128,000	B-	5.500% due 3/1/23(a)	119,789
335,000	B-	6.125% due 4/15/25(a)	311,131
59,000	B-	9.250% due 4/1/26(a)	62,076
30,000	BB-	Senior Secured Notes, 5.500% due 11/1/25(a)	29,550
130,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	163,511

		Total Pharmaceuticals	12,611,316

Pipelines - 1.3%
		Andeavor Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes:
505,000	BBB-	5.250% due 1/15/25	519,519
73,000	BBB-	6.250% due 10/15/22	76,194
		Buckeye Partners LP, Senior Unsecured Notes:
35,000	BBB-	4.875% due 2/1/21	35,832
20,000	BBB-	3.950% due 12/1/26	18,725
153,000	BBB-	5.850% due 11/15/43	154,193
42,000	BBB-	5.600% due 10/15/44	40,649
138,000	BB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	137,655
285,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	330,974
80,000	BB-	Energy Transfer Equity LP, Senior Secured Notes, 5.500% due 6/1/27	81,300
		Energy Transfer Partners LP, Company Guaranteed Notes:
178,000	BBB-	4.750% due 1/15/26	178,559
300,000	BBB-	8.250% due 11/15/29	370,369
105,000	BBB-	4.900% due 3/15/35	97,837
75,000	BBB-	5.150% due 3/15/45	67,947
		EnLink Midstream Partners LP, Senior Unsecured Notes:
40,000	BBB-	2.700% due 4/1/19	39,864

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Pipelines - 1.3% - (continued)
$ 30,000	BBB-	4.850% due 7/15/26	$30,123
		Enterprise Products Operating LLC, Company Guaranteed Notes:
165,000	BBB+	4.900% due 5/15/46	171,090
190,000	BBB-	5.250% (3-Month USD-LIBOR + 3.033%) due 8/16/77(b)	179,550
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
120,000	BBB-	6.850% due 2/15/20	127,001
460,000	BBB-	6.500% due 4/1/20	485,817
50,000	BBB-	3.500% due 3/1/21	50,048
140,000	BBB-	5.400% due 9/1/44	141,511
		Kinder Morgan Inc., Company Guaranteed Notes:
40,000	BBB-	3.050% due 12/1/19	40,043
290,000	BBB-	4.300% due 3/1/28	284,937
110,000	BBB-	5.550% due 6/1/45	114,208
35,000	BBB-	5.050% due 2/15/46	34,194
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	33,739
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.500% due 7/15/23	185,532
210,000	BBB	4.875% due 6/1/25	217,617
150,000	BBB	4.500% due 4/15/38	143,486
40,000	BBB	5.200% due 3/1/47	41,384
260,000	BBB	4.700% due 4/15/48	249,858
1,000,000	BBB-	Panhandle Eastern Pipe Line Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,044,689
287,160	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	339,659
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
15,000	BBB-	3.650% due 6/1/22	14,814
100,000	BBB-	4.650% due 10/15/25	100,488
175,000	BBB-	4.500% due 12/15/26	173,182
235,000	BB+	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.000% due 1/15/19(a)	239,336
446,970	BBB-	Ruby Pipeline LLC, Senior Unsecured Notes, 6.000% due 4/1/22(a)	473,833
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
120,000	BBB-	6.250% due 3/15/22	129,754
100,000	BBB-	5.625% due 4/15/23	106,942
120,000	BBB-	5.750% due 5/15/24	129,121
535,000	BBB-	5.625% due 3/1/25	572,658
20,000	BBB-	5.875% due 6/30/26	21,723
58,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	75,342
		Spectra Energy Partners LP, Senior Unsecured Notes:
95,000	BBB+	3.500% due 3/15/25	91,114
90,000	BBB+	3.375% due 10/15/26	84,202
60,000	BBB+	4.500% due 3/15/45	57,298
35,000	BBB-	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 5.350% due 5/15/45	32,434
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(a)	28,936
80,000	BBB+	3.500% due 1/15/28(a)	76,223
365,000	BBB+	4.150% due 1/15/48(a)	339,483
		TransCanada PipeLines Ltd., Senior Unsecured Notes:
50,000	BBB+	2.500% due 8/1/22	48,288
85,000	BBB+	4.875% due 5/15/48	88,032
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
298,000	BBB	7.850% due 2/1/26	365,383
205,000	BBB	4.000% due 3/15/28(a)	202,884
340,000	BBB	4.600% due 3/15/48(a)	333,482
		Williams Cos., Inc. (The), Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Pipelines - 1.3% - (continued)
$ 50,000	BB+	7.500% due 1/15/31	$60,463
260,000	BB+	7.750% due 6/15/31	318,692
116,000	BB+	8.750% due 3/15/32	151,380
570,000	BBB	Williams Partners LP, Senior Unsecured Notes, 5.250% due 3/15/20	589,983

		Total Pipelines	10,969,573

Real Estate Investment Trusts (REITs) - 1.1%
700,000	BBB	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 2.750% due 1/15/20	696,097
250,000	BBB	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 3.350% due 10/1/20	250,355
		American Tower Corp., Senior Unsecured Notes:
300,000	BBB-	3.400% due 2/15/19	301,386
235,000	BBB-	3.000% due 6/15/23	226,152
50,000	A-	AvalonBay Communities Inc., Senior Unsecured Notes, 3.450% due 6/1/25	48,904
		Boston Properties LP, Senior Unsecured Notes:
235,000	A-	3.200% due 1/15/25	224,857
400,000	A-	2.750% due 10/1/26	361,750
464,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	460,517
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,056
35,000	BBB-	5.250% due 1/15/23	36,895
350,000	BBB-	3.200% due 9/1/24	334,628
15,000	BBB-	3.700% due 6/15/26	14,364
145,000	BBB-	4.750% due 5/15/47	142,017
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	82,087
		HCP Inc., Senior Unsecured Notes:
525,000	BBB	3.750% due 2/1/19	526,896
555,000	BBB	4.250% due 11/15/23	562,004
400,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 3.200% due 6/15/21	396,766
25,000	BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	25,783
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	334,832
250,000	BBB+	Realty Income Corp., Senior Unsecured Notes, 3.000% due 1/15/27	229,884
400,000	BBB-	Reckson Operating Partnership LP, Company Guaranteed Notes, 7.750% due 3/15/20	430,392
		SBA Communications Corp., Senior Unsecured Notes:
120,000	B+	4.000% due 10/1/22(a)	115,800
69,000	B+	4.875% due 9/1/24	64,602
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,229,035
400,000	BBB-	VEREIT Operating Partnership LP, Company Guaranteed Notes, 3.000% due 2/6/19	400,198
654,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 2.700% due 9/17/19(a)	651,165
695,000	BBB+	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	719,588

		Total Real Estate Investment Trusts (REITs)	8,877,010

Retail - 0.3%
163,000	B+	1011778 BC ULC/New Red Finance Inc., Senior Secured Notes, 4.250% due 5/15/24(a)	154,850
250,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.550% due 7/26/27(a)	237,224
40,000	B+	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(a)	37,000
145,000	BBB-	Bed Bath & Beyond Inc., Senior Unsecured Notes, 5.165% due 8/1/44	111,557
61,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.150% due 11/1/25	61,825
60,000	A	Home Depot Inc. (The), Senior Unsecured Notes, 3.000% due 4/1/26	57,906
45,000	A-	Lowe’s Cos., Inc., Senior Unsecured Notes, 2.500% due 4/15/26	41,511
		McDonald’s Corp., Senior Unsecured Notes:
170,000	BBB+	3.700% due 1/30/26	170,566
40,000	BBB+	3.500% due 3/1/27	39,396
180,000	BBB+	4.600% due 5/26/45	186,631
40,000	BBB+	4.450% due 3/1/47	40,578
30,000	BBB-	Tapestry Inc., Senior Unsecured Notes, 4.125% due 7/15/27	29,093

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Retail - 0.3% - (continued)
$ 35,000	A	Target Corp., Senior Unsecured Notes, 3.625% due 4/15/46	$31,770
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
235,000	BBB	2.700% due 11/18/19	234,775
775,000	BBB	3.450% due 6/1/26	735,157
25,000	BBB	4.800% due 11/18/44	24,454
45,000	BBB	4.650% due 6/1/46	42,902
73,000	AA	Walmart Inc., Senior Unsecured Notes, 4.300% due 4/22/44	77,885

		Total Retail	2,315,080

Semiconductors - 0.4%
		Analog Devices Inc., Senior Unsecured Notes:
120,000	BBB	2.850% due 3/12/20	119,808
60,000	BBB	3.500% due 12/5/26	57,856
10,000	BBB	5.300% due 12/15/45	10,916
10,000	A-	Applied Materials Inc., Senior Unsecured Notes, 5.850% due 6/15/41	12,118
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
675,000	BBB-	2.375% due 1/15/20	667,659
230,000	BBB-	3.000% due 1/15/22	224,695
110,000	BBB-	3.625% due 1/15/24	107,196
310,000	BBB-	3.125% due 1/15/25	289,752
135,000	BBB-	3.875% due 1/15/27	129,118
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	71,095
30,000	A+	4.100% due 5/19/46	30,604
54,000	A+	3.734% due 12/8/47(a)	51,825
6,000	BBB	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	6,250
		Lam Research Corp., Senior Unsecured Notes:
54,000	BBB+	2.800% due 6/15/21	53,451
30,000	BBB+	3.800% due 3/15/25	30,061
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
1,271,000	BBB-	4.125% due 6/1/21(a)	1,283,837
210,000	BBB-	3.875% due 9/1/22(a)	209,081
		QUALCOMM Inc., Senior Unsecured Notes:
35,000	A	3.450% due 5/20/25	33,951
129,000	A	4.800% due 5/20/45	131,815
85,000	A	4.300% due 5/20/47	80,412
35,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 4.150% due 5/15/48	36,653
105,000	A3(d)	Xilinx Inc., Senior Unsecured Notes, 2.950% due 6/1/24	100,480

		Total Semiconductors	3,738,633

Shipbuilding - 0.0%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
195,000	BBB-	5.000% due 11/15/25(a)	203,051
160,000	BBB-	3.483% due 12/1/27(a)	152,842

		Total Shipbuilding	355,893

Software - 0.7%
		Activision Blizzard Inc., Senior Unsecured Notes:
50,000	BBB+	2.300% due 9/15/21	48,594
160,000	BBB+	3.400% due 9/15/26	154,375
170,000	BBB+	3.400% due 6/15/27	163,064
20,000	BBB	Autodesk Inc., Senior Unsecured Notes, 3.500% due 6/15/27	18,977
88,000	B-	Change Healthcare Holdings LLC/Change Healthcare Finance Inc., Senior Unsecured Notes, 5.750% due 3/1/25(a)	84,480
		Fidelity National Information Services Inc.:
19,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	18,832
9,000	BBB	Senior Unsecured Notes, 5.000% due 10/15/25	9,548

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Software - 0.7% - (continued)
		First Data Corp., Senior Secured Notes:
$ 136,000	BB	5.375% due 8/15/23(a)	$138,258
95,000	BB	5.000% due 1/15/24(a)	95,261
200,000	BB	IQVIA Inc., Company Guaranteed Notes, 5.000% due 10/15/26(a)	191,750
		Microsoft Corp., Senior Unsecured Notes:
180,000	AAA	1.550% due 8/8/21	173,203
270,000	AAA	2.400% due 2/6/22	265,390
270,000	AAA	2.875% due 2/6/24	265,690
70,000	AAA	2.700% due 2/12/25	67,432
1,030,000	AAA	2.400% due 8/8/26	957,145
715,000	AAA	3.300% due 2/6/27	709,128
10,000	AAA	3.450% due 8/8/36	9,698
20,000	AAA	4.100% due 2/6/37	21,069
145,000	AAA	3.700% due 8/8/46	141,048
30,000	AAA	4.250% due 2/6/47	31,738
130,000	AAA	3.950% due 8/8/56	128,887
120,000	AAA	4.500% due 2/6/57	131,241
		Oracle Corp., Senior Unsecured Notes:
630,000	AA-	2.500% due 10/15/22	615,827
235,000	AA-	3.250% due 11/15/27	228,830
100,000	AA-	4.500% due 7/8/44	106,718
170,000	AA-	4.000% due 7/15/46	167,227
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A-	3.250% due 4/11/23	129,715
250,000	A-	3.700% due 4/11/28	248,957

		Total Software	5,322,082

Telecommunications - 2.0%
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	340,508
		AT&T Inc., Senior Unsecured Notes:
10,000	BBB+	5.800% due 2/15/19	10,211
98,000	BBB+	4.600% due 2/15/21	101,104
540,000	BBB+	3.200% due 3/1/22	534,409
290,000	BBB+	3.400% due 5/15/25	277,410
1,570,000	BBB+	4.300% due 2/15/30(a)	1,520,207
65,000	BBB+	4.500% due 5/15/35	61,811
480,000	BBB+	4.350% due 6/15/45	420,536
650,000	BBB+	4.750% due 5/15/46	603,463
340,000	BBB+	5.150% due 11/15/46(a)	332,115
118,000	BBB+	4.500% due 3/9/48	105,275
300,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25(a)	282,938
190,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 1.950% due 9/19/21(a)	181,763
124,000	CCC+	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 9.750% due 7/15/25(a)	128,960
		Motorola Solutions Inc., Senior Unsecured Notes:
50,000	BBB-	3.500% due 9/1/21	49,835
26,000	BBB-	4.000% due 9/1/24	25,832
45,000	BBB+	Rogers Communications Inc., Company Guaranteed Notes, 4.300% due 2/15/48	43,968
70,000	B	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32 .	75,513
138,000	B+	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(a)	141,512
		Sprint Corp., Company Guaranteed Notes:
20,000	B	7.250% due 9/15/21	20,750
30,000	B	7.875% due 9/15/23	31,560
50,000	B	7.625% due 2/15/25	51,625
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Telecommunications - 2.0% - (continued)
$ 2,434,250	Baa2(d)	3.360% due 9/20/21(a)	$2,422,079
930,000	Baa2(d)	4.738% due 3/20/25(a)	926,559
490,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	489,388
		Telefonica Emisiones SAU, Company Guaranteed Notes:
330,000	BBB	4.103% due 3/8/27	323,012
150,000	BBB	4.895% due 3/6/48	143,095
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	72,267
680,000	BBB	5.134% due 4/27/20	706,078
		T-Mobile USA Inc., Company Guaranteed Notes:
100,000	BB+	6.500% due 1/15/24	104,750
63,000	BB+	4.500% due 2/1/26	59,299
94,000	BB+	4.750% due 2/1/28	88,007
		Verizon Communications Inc., Senior Unsecured Notes:
240,000	BBB+	2.879% (3-Month USD-LIBOR + 0.550%) due 5/22/20(b)	241,392
180,000	BBB+	4.600% due 4/1/21	187,226
350,000	BBB+	3.000% due 11/1/21	348,476
40,000	BBB+	2.946% due 3/15/22	39,357
350,000	BBB+	5.150% due 9/15/23	376,811
80,000	BBB+	3.500% due 11/1/24	78,731
210,000	BBB+	2.625% due 8/15/26	189,876
705,000	BBB+	4.125% due 3/16/27	708,134
230,000	BBB+	4.500% due 8/10/33	226,252
196,000	BBB+	4.400% due 11/1/34	189,607
460,000	BBB+	4.272% due 1/15/36	430,893
150,000	BBB+	5.250% due 3/16/37	157,068
865,000	BBB+	4.862% due 8/21/46	839,882
175,000	BBB+	5.500% due 3/16/47	185,949
150,000	BBB+	4.522% due 9/15/48	138,709
105,000	BBB+	5.012% due 4/15/49	103,834
85,000	BBB+	5.012% due 8/21/54	81,919
		Vodafone Group PLC, Senior Unsecured Notes:
270,000	Baa1e(d)	3.750% due 1/16/24	268,918
115,000	Baa1e(d)	4.125% due 5/30/25	115,072
765,000	Baa1e(d)	4.375% due 5/30/28	764,797
410,000	Baa1e(d)	5.250% due 5/30/48	417,250

		Total Telecommunications	16,765,992

Textiles - 0.0%
		Cintas Corp. No 2, Company Guaranteed Notes:
100,000	BBB+	2.900% due 4/1/22	98,364
110,000	BBB+	3.700% due 4/1/27	108,927

		Total Textiles	207,291

Toys/Games/Hobbies - 0.0%
30,000	BBB	Hasbro Inc., Senior Unsecured Notes, 3.500% due 9/15/27	27,854

Transportation - 0.2%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
50,000	A+	4.375% due 9/1/42	51,434
14,000	A+	4.550% due 9/1/44	14,738
10,000	A+	3.900% due 8/1/46	9,603
15,000	A+	4.125% due 6/15/47	14,987
		CSX Corp., Senior Unsecured Notes:
170,000	BBB+	2.600% due 11/1/26	155,036
100,000	BBB+	3.250% due 6/1/27	95,208

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Transportation - 0.2% - (continued)
$ 50,000	BBB+	3.800% due 11/1/46	$45,240
65,000	BBB+	4.300% due 3/1/48	63,625
		FedEx Corp., Company Guaranteed Notes:
135,000	BBB	3.875% due 8/1/42	123,564
49,000	BBB	4.100% due 2/1/45	45,561
40,000	BBB	4.400% due 1/15/47	39,082
35,000	BBB	4.050% due 2/15/48	32,290
		Norfolk Southern Corp., Senior Unsecured Notes:
50,000	BBB+	2.900% due 6/15/26	47,201
75,000	BBB+	3.150% due 6/1/27	71,049
140,000	BBB+	Ryder System Inc., Senior Unsecured Notes, 2.650% due 3/2/20	139,091
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A	4.163% due 7/15/22	66,399
64,000	A	3.875% due 2/1/55	58,232
140,000	A	4.100% due 9/15/67	126,892
		United Parcel Service Inc., Senior Unsecured Notes:
60,000	A+	2.500% due 4/1/23	58,152
40,000	A+	3.050% due 11/15/27	38,526

		Total Transportation	1,295,910

Trucking & Leasing - 0.0%
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
40,000	BB	5.250% due 8/15/22(a)	39,600
60,000	BB	5.500% due 2/15/24(a)	59,025
265,000	BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.400% due 11/15/26(a)	249,292

		Total Trucking & Leasing	347,917

		TOTAL CORPORATE BONDS & NOTES (Cost - $275,851,866)	275,543,082

MORTGAGE-BACKED SECURITIES - 25.0%
FHLMC- 5.9%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
679,257		5.000% due 6/1/21-6/1/41	728,208
7,666,237		4.000% due 10/1/25-3/1/48	7,904,472
56,911		4.500% due 4/1/29	59,484
640,962		5.500% due 1/1/30-2/1/40	691,615
9,995,834		3.000% due 3/1/31-1/1/48	9,734,373
1,102,300		2.500% due 12/1/31-1/1/32	1,074,749
184,733		6.500% due 8/1/37-9/1/39	207,387
59,645		6.000% due 5/1/38-6/1/39	65,975
18,431		7.000% due 3/1/39	20,357
24,824,841		3.500% due 12/1/42-3/1/48	24,874,009
3,320,000		3.500% due 6/1/48(i)	3,312,867
1,290,000		4.000% due 6/1/48(i)	1,319,146

		TOTAL FHLMC	49,992,642

FNMA - 12.6%
		Federal National Mortgage Association (FNMA):
15,197,941		4.000% due 10/1/19-2/1/48	15,630,116
1,625,333		5.500% due 10/1/19-9/1/56	1,766,564
1,035,000		4.400% due 2/1/20	1,058,155
1,145,000		3.459% due 11/1/20	1,160,997
465,050		3.540% due 11/1/20	472,423
175,635		6.000% due 9/1/21-10/1/35	193,396
1,110,529		3.650% due 11/1/21	1,135,370
2,855,233		5.000% due 6/1/22-5/1/48	3,046,347

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
FNMA - 12.6% - (continued)
$ 6,231,902		4.500% due 3/1/24-4/1/56	$6,559,099
19,525,362		3.500% due 11/1/25-3/1/57	19,582,527
1,447,294		2.964% due 5/1/27	1,421,363
3,568,818		2.500% due 11/1/27-10/1/42	3,465,619
18,489,874		3.000% due 12/1/27-1/1/48	18,153,332
525,000		3.010% due 4/1/28	511,088
545,000		3.050% due 4/1/28	532,328
3,000,000		2.500% due 6/1/33(i)	2,924,820
9,620,000		3.000% due 6/1/33-6/1/48(i)	9,449,250
2,450,000		3.500% due 6/1/33-6/1/48(i)	2,454,200
166,060		3.813% (1-Year USD-LIBOR + 1.563%) due 3/1/34(b)	173,792
366,943		3.360% due 7/1/35	364,045
46,468		3.264% (1-Year Treasury Average Rate + 1.853%) due 10/1/35(b)	48,249
41,483		3.331% (1-Year Treasury Average Rate + 1.928%) due 11/1/35(b)	43,171
16,037		3.345% (1-Year Treasury Average Rate + 1.969%) due 11/1/35(b)	16,720
89,075		3.373% (1-Year USD-LIBOR + 1.623%) due 9/1/36(b)	93,694
27,716		7.000% due 4/1/37	30,281
101,471		3.640% (1-Year USD-LIBOR + 1.265%) due 5/1/37(b)	106,644
328,565		6.500% due 9/1/37-5/1/40 .	365,780
4,630,000		4.000% due 6/1/48(i)	4,733,814
9,760,000		4.500% due 6/1/48(i)	10,194,243
800,000		5.000% due 6/1/48(i)	848,500

		TOTAL FNMA	106,535,927

GNMA - 6.5%
		Government National Mortgage Association (GNMA):
50,319		6.000% due 12/15/33-6/15/37	55,471
647,293		5.000% due 10/15/34-9/15/40	687,565
51,516		5.500% due 5/15/37-6/15/38	56,203
78,627		6.500% due 1/15/38-10/15/38	89,583
150,360		4.500% due 3/15/41	159,286
719,954		4.000% due 6/15/41-11/15/45	745,867
		Government National Mortgage Association II (GNMA):
766		9.000% due 11/20/21	807
120,676		6.000% due 7/20/37-11/20/40	134,559
2,969,529		4.500% due 1/20/40-7/20/47	3,106,565
1,408,996		5.000% due 7/20/40-5/20/48	1,489,772
4,491,186		4.000% due 11/20/40-1/20/48	4,638,925
6,036,178		3.000% due 1/20/43-11/20/47	5,932,566
12,529,230		3.500% due 6/20/43-1/20/48	12,630,953
4,500,000		3.000% due 6/20/48(i)	4,410,000
1,800,000		3.500% due 6/20/48(i)	1,811,039
6,965,000		4.000% due 6/20/48(i)	7,154,361
10,595,000		4.500% due 6/20/48(i)	11,028,732
365,000		5.000% due 6/20/48(i)	383,991

		TOTAL GNMA	54,516,245

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $214,192,850)	211,044,814

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.4%
U.S. GOVERNMENT OBLIGATIONS - 23.1%
		U.S. Treasury Bonds:
1,660,000		4.500% due 2/15/36	2,035,218
795,000		5.000% due 5/15/37	1,040,627
615,000		4.625% due 2/15/40	782,311
690,000		3.750% due 8/15/41	782,220
4,195,000		3.125% due 11/15/41	4,313,066

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 23.1% - (continued)
$ 1,360,000		2.750% due 8/15/42	$1,309,319
100,000		3.125% due 2/15/43	102,713
1,005,000		3.625% due 8/15/43	1,120,850
19,810,000		3.750% due 11/15/43	22,546,256
415,000		3.125% due 8/15/44	426,185
290,000		2.500% due 2/15/45	264,444
5,950,000		3.000% due 5/15/45	5,975,334
625,000		2.875% due 8/15/45	612,769
1,433,800		2.875% due 11/15/46	1,403,500
1,498,000		3.000% due 2/15/47	1,503,091
2,040,000		2.750% due 8/15/47	1,946,088
2,840,000		3.000% due 2/15/48	2,848,820
20,182,800		3.125% due 5/15/48	20,738,221
		U.S. Treasury Inflation Indexed Bonds:
302,505		2.125% due 2/15/40	379,471
684,734		0.750% due 2/15/42	665,814
117,786		1.375% due 2/15/44	130,816
652,734		1.000% due 2/15/48	670,313
589,793		U.S. Treasury Inflation Indexed Notes, 0.375% due 7/15/23	585,945
		U.S. Treasury Notes:
2,515,000		2.375% due 4/30/20	2,513,575
9,395,000		2.500% due 5/31/20	9,411,882
11,735,000		2.375% due 4/15/21	11,687,785
3,030,000		1.375% due 5/31/21	2,928,507
2,430,000		2.000% due 12/31/21	2,380,403
2,140,000		2.000% due 10/31/22	2,083,282
2,865,000		2.625% due 2/28/23	2,861,754
30,440,000		2.750% due 4/30/23	30,558,906
350,000		1.750% due 5/15/23	335,139
7,680,000		2.750% due 5/31/23	7,711,350
3,000,000		2.000% due 6/30/24	2,876,426
5,491,000		2.125% due 9/30/24	5,292,380
2,925,000		2.250% due 10/31/24	2,838,907
4,060,000		2.625% due 3/31/25	4,024,872
5,430,000		2.875% due 4/30/25	5,467,437
6,720,000		2.875% due 5/31/25	6,765,544
1,435,000		2.375% due 5/15/27	1,383,878
3,800,000		2.250% due 11/15/27	3,616,605
14,060,000		2.750% due 2/15/28	13,963,063
4,232,000		2.875% due 5/15/28	4,251,259

		TOTAL U.S. GOVERNMENT OBLIGATIONS	195,136,345

U.S. GOVERNMENT AGENCIES - 0.3%
345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	368,306
		Federal National Mortgage Association (FNMA):
650,000		zero coupon, due 10/9/19	628,908
405,000		7.125% due 1/15/30	560,420
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon, due 1/15/30(j)	388,839
595,000		zero coupon, due 5/15/30(j)	397,700

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES - 0.3% - (continued)
		Residual Funding Corp., Principal Strip:
$ 240,000		zero coupon, due 7/15/20(j)	$227,405
325,000		zero coupon, due 1/15/21(j)	303,606

		TOTAL U.S. GOVERNMENT AGENCIES	2,875,184

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $197,881,338)	198,011,529

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4%
270,000	AAA	225 Liberty Street Trust, Series 2016-225L, Class A, 3.597% due 2/10/36(a)	270,224
2,800,000	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 2.180% (1-Month USD-LIBOR + 0.220%) due 2/25/37(b)	2,672,644
97,782	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 2.610% (1-Month USD-LIBOR + 0.650%) due 6/25/29(b)	84,751
		Ascentium Equipment Receivables Trust:
1,220,000	Aaa(d)	Series 2017-2A, Class A2, 2.000% due 5/11/20(a)	1,212,386
550,000	Aaa(d)	Series 2017-2A, Class A3, 2.310% due 12/10/21(a)	541,653
1,090,067	CCC	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A1B, 2.110% (1-Month USD-LIBOR + 0.150%) due 12/25/36(b)	1,063,675
515,000	AAA	Babson CLO Ltd., Series 2013-IA, Class AR, 3.159% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(b)	514,521
480,000	AA-	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490% due 4/14/33(a)	472,948
57,297	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 3.772% due 7/25/34(b)	58,733
59,052	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 3.819% due 5/26/36(a)(b)	59,263
287,886	WD(k)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.944% due 5/25/47(b)	260,716
		Bear Stearns ALT-A Trust:
199,801	BBB-	Series 2004-7, Class 2A1, 3.785% due 8/25/34(b)	203,022
133,298	CCC	Series 2005-2, Class 2A4, 3.598% due 4/25/35(b)	133,384
130,548	B	Series 2005-4, Class 23A2, 3.773% due 5/25/35(b)	132,836
494,351	CCC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(b)	495,738
143,177	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 2.960% (1-Month USD-LIBOR + 1.000%) due 3/25/37(a)(b)	145,400
960,000	AAA	BENCHMARK Mortgage Trust, Series 2018-B1, Class A2, 3.571% due 1/15/51	975,101
660,000	AAA	BX Trust, Series 2017-SLCT, Class A, 2.839% (1-Month USD-LIBOR + 0.920%) due 7/15/34(a)(b)	661,471
888,119	AA+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 2.210% (1-Month USD-LIBOR + 0.250%) due 6/25/36(b)	887,092
235,000	AAA	CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A, 2.808% due 4/10/28(a)	234,630
545,000	AAA	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	547,619
137,399	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 3.797% due 2/25/37(b)	136,931
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
934,406	A+	Series 2004-2A, Class A1, 2.230% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(b)	919,356
1,979,225	CCC	Series 2004-2A, Class B1, 2.347% due 5/25/35(a)(b)	1,503,500
501,549	Caa1(d)	Citicorp Mortgage Securities Trust, Series 2007-3, Class 1A4, 6.000% due 4/25/37	490,251
		Citigroup Commercial Mortgage Trust:
620,000	Aaa(d)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	619,574
300,000	BB(k)	Series 2014-GC19, Class E, 4.401% due 3/10/47(a)(b)	229,910
140,000	Aa1(d)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	141,537
440,000	Aaa(d)	Series 2015-GC27, Class A5, 3.137% due 2/10/48	431,617
420,000	BBB-(k)	Series 2015-GC33, Class D, 3.172% due 9/10/58	339,194
355,000	Aaa(d)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	357,840
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 2.180% (1-Month USD-LIBOR + 0.220%) due 9/25/36(b)	682,093
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
37,527	D	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	19,380
2,059,525	AA+	Series 2017-CD4, Class XA, 1.324% due 5/10/50(b)(l)	172,743
275,000	AAA	CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778% due 11/10/31(a)(b)	267,267
490,000	AAA	Cold Storage Trust, Series 2017-ICE3, Class A, 2.919% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	492,477
		Commercial Mortgage Trust:
265,000	AAA(k)	Series 2013-300P, Class A1, 4.353% due 8/10/30(a)	275,853
190,000	AA-(k)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(b)	196,635
260,000	BB	Series 2013-CR9, Class E, 4.262% due 7/10/45(a)(b)	206,507
535,000	Aaa(d)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	552,019
40,000	Aa3(d)	Series 2013-CR12, Class B, 4.762% due 10/10/46(b)	41,302
20,000	A3(d)	Series 2013-CR12, Class C, 5.078% due 10/10/46(b)	19,954

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4% - (continued)
$ 265,000	AAA(k)	Series 2014-277P, Class A, 3.611% due 8/10/49(a)(b)	$268,395
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	143,136
685,000	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	692,311
210,000	A-(k)	Series 2014-CR21, Class C, 4.415% due 12/10/47(b)	205,880
345,000	Aaa(d)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	354,719
5,271,447	Aa1(d)	Series 2015-CR25, Class XA, 0.935% due 8/10/48(b)(l)	268,693
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(a)	267,683
		Core Industrial Trust:
370,000	AAA	Series 2015-CALW, Class A, 3.040% due 2/10/34(a)	369,070
440,000	AAA	Series 2015-TEXW, Class A, 3.077% due 2/10/34(a)	439,457
1,600,000	BB-	Series 2015-TEXW, Class E, 3.849% due 2/10/34(a)(b)	1,578,228
310,832	CCC	Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1, 2.183% (1-Month USD-LIBOR + 0.230%) due 7/20/35(b)	305,196
		Countrywide Asset-Backed Certificates:
182,597	CCC	Series 2006-SD3, Class A1, 2.290% (1-Month USD-LIBOR + 0.330%) due 7/25/36(a)(b)	171,906
877,157	CCC	Series 2007-4, Class A4W, 4.736% due 4/25/47	851,914
332,668	AA	Series 2007-13, Class 2A2, 2.760% (1-Month USD-LIBOR + 0.800%) due 10/25/47(b)	330,443
		Countrywide Home Loan Mortgage Pass-Through Trust:
118,745	Ca(d)	Series 2005-11, Class 3A3, 2.618% due 4/25/35(b)	93,140
65,645	WR(d)	Series 2005-11, Class 6A1, 2.560% (1-Month USD-LIBOR + 0.600%) due 3/25/35(b)	61,313
		Credit Suisse Commercial Mortgage Capital Trust:
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	244,720
857,032	NR	Series 2015-5R, Class 1A1, 1.066% due 9/27/46(a)	854,354
240,000	Aaa(d)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(a)	237,216
		Credit Suisse Commercial Mortgage Trust:
32,625	Caa3(d)	Series 2006-C3, Class AJ, 6.387% due 6/15/38(b)	20,518
22,186	Caa1(d)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	18,136
126,791	B+	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	128,026
295,000	Aaa(d)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	295,853
1,446,672	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 2.139% (1-Month USD-LIBOR + 0.220%) due 2/15/29(b)	1,344,063
660,000	AAA	DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.452% due 10/10/34(a)	660,978
73,755	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 2.748% (1-Month USD-LIBOR + 0.800%) due 11/19/44(b)	69,042
442,656	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 4.510% (1-Month USD-LIBOR + 2.550%) due 9/25/33(b)	450,935
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
134,631	NR	Series 334, Class S7, 4.181% (6.100% - 1-Month USD-LIBOR) due 8/15/44(b)(l)	23,744
176,958	NR	Series 353, Class S1, 4.081% (6.000% - 1-Month USD-LIBOR) due 12/15/46(b)(l)	31,636
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 27.669% (31.310% - 11th District Cost of Funds Index) due 2/15/24(b)(l)	3,736
68,797	NR	Series 3451, Class SB, 4.111% (6.030% - 1-Month USD-LIBOR) due 5/15/38(b)(l)	5,370
109,844	NR	Series 3621, Class SB, 4.311% (6.230% - 1-Month USD-LIBOR) due 1/15/40(b)(l)	14,753
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	597,290
1,351,553	NR	Series 3866, Class SA, 4.031% (5.950% - 1-Month USD-LIBOR) due 5/15/41(b)(l)	168,913
511,952	NR	Series 3947, Class SG, 4.031% (5.950% - 1-Month USD-LIBOR) due 10/15/41(b)(l)	74,860
34,886	NR	Series 3973, Class SA, 4.571% (6.490% - 1-Month USD-LIBOR) due 12/15/41(b)(l)	6,394
436,891	NR	Series 4203, Class PS, 4.331% (6.250% - 1-Month USD-LIBOR) due 9/15/42(b)(l)	56,257
341,260	NR	Series 4210, Class Z, 3.000% due 5/15/43	313,463
217,427	NR	Series 4239, Class IO, 3.500% due 6/15/27(l)	20,885
289,394	NR	Series 4316, Class XZ, 4.500% due 3/15/44	311,906
132,157	NR	Series 4335, Class SW, 4.081% (6.000% - 1-Month USD-LIBOR) due 5/15/44(b)(l)	20,829
784,189	NR	Series 4639, Class HZ, step bond to yield, 1.750% due 4/15/53	718,329
111,591	NR	Series R007, Class ZA, 6.000% due 5/15/36	123,819
		Federal National Mortgage Association (FNMA), ACES:
361,542	NR	Series 2006-M2, Class A2A, 5.271% due 10/25/32(b)	390,427
17,026,154	NR	Series 2013-M7, Class X2, 0.192% due 12/27/22(b)(l)	111,058

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4% - (continued)
$ 105,394	NR	Series 2014-M12, Class FA, 2.194% (1-Month USD-LIBOR + 0.300%) due 10/25/21(b)	$105,566
48,717	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	47,409
6,035,489	NR	Series 2015-M7, Class X2, 0.510% due 12/25/24(b)(l)	167,636
20,681,000	NR	Series 2015-M8, Class X2, 0.157% due 1/25/25(b)(l)	172,124
400,000	NR	Series 2016-M7, Class A2, 2.499% due 9/25/26	376,569
299,767	A3(d)	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.410% (1-Month USD-LIBOR + 1.450%) due 1/25/29(a)(b)	302,007
81,171	NR	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2000-T6, Class A3, 4.238% due 11/25/40(b)	80,294
		Federal National Mortgage Association (FNMA), Interest Strip:
186,480	NR	Series 409, Class C13, 3.500% due 11/25/41(l)	37,202
344,955	NR	Series 409, Class C18, 4.000% due 4/25/42(l)	67,848
49,156	NR	Series 409, Class C22, 4.500% due 11/25/39(l)	10,380
		Federal National Mortgage Association (FNMA), REMICS:
36,338	NR	Series 2004-38, Class FK, 2.310% (1-Month USD-LIBOR + 0.350%) due 5/25/34(b)	36,379
187,574	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	195,038
773,384	NR	Series 2006-51, Class SP, 4.690% (6.650%- 1-Month USD-LIBOR) due 3/25/36(b)(l)	91,718
330,074	NR	Series 2007-68, Class SC, 4.740% (6.700% - 1-Month USD-LIBOR) due 7/25/37(b)(l)	48,008
766,769	NR	Series 2008-18, Class SM, 5.040% (7.000% - 1-Month USD-LIBOR) due 3/25/38(b)(l)	93,178
1,259,822	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	1,290,573
474,831	NR	Series 2011-87, Class SG, 4.590% (6.550% - 1-Month USD-LIBOR) due 4/25/40(b)(l)	47,956
178,718	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(l)	10,306
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	829,836
114,643	NR	Series 2012-35, Class SC, 4.540% (6.500% - 1-Month USD-LIBOR) due 4/25/42(b)(l)	19,849
152,069	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	167,557
218,171	NR	Series 2012-51, Class B, 7.000% due 5/25/42	252,126
30,555	NR	Series 2012-70, Class YS, 4.690% (6.650% - 1-Month USD-LIBOR) due 2/25/41(b)(l)	3,585
185,264	NR	Series 2012-74, Class SA, 4.690% (6.650% - 1-Month USD-LIBOR) due 3/25/42(b)(l)	23,518
30,877	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(j)	27,109
166,439	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(l)	15,366
277,905	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(l)	32,087
147,160	NR	Series 2012-133, Class CS, 4.190% (6.150% - 1-Month USD-LIBOR) due 12/25/42(b)(l)	24,274
517,988	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	584,961
434,569	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	473,391
124,472	NR	Series 2013-54, Class BS, 4.190% (6.150% - 1-Month USD-LIBOR) due 6/25/43(b)(l)	22,220
359,993	NR	Series 2016-60, Class QS, 4.140% (6.100% - 1-Month USD-LIBOR) due 9/25/46(b)(l)	50,723
		FHLMC Multifamily Structured Pass-Through Certificates:
252,576	AAA(k)	Series K016, Class X1, 1.517% due 10/25/21(b)(l)	10,544
500,000	AAA(k)	Series K072, Class A2, 3.444% due 12/25/27	502,890
1,155,166	NR	Series KBAM, Class A, 2.609% (1-Month USD-LIBOR + 0.700%) due 9/25/22(b)	1,160,431
464,950	NR	Series KF34, Class A, 2.269% (1-Month USD-LIBOR + 0.360%) due 8/25/24(b)	466,850
1,199,922	NR	Series KF39, Class A, 2.229% (1-Month USD-LIBOR + 0.320%) due 11/25/24(b)	1,202,320
366,100	NR	Series KIR2, Class A1, 2.748% due 3/25/27	361,832
334,836	NR	Series KW02, Class A1, 2.896% due 4/25/26	331,446
1,244,334	NR	Series Q006, Class APT2, 2.497% due 9/25/26(b)	1,259,210
		FHLMC Structured Agency Credit Risk Debt Notes:
469,000	Ba1(d)	Series 2016-DNA1, Class M3, 7.510% (1-Month USD-LIBOR + 5.550%) due 7/25/28(b)	566,909
600,000	BBB+(k)	Series 2016-DNA4, Class M2, 3.260% (1-Month USD-LIBOR + 1.300%) due 3/25/29(b)	607,228
655,000	B+(k)	Series 2017-DNA2, Class M2, 5.410% (1-Month USD-LIBOR + 3.450%) due 10/25/29(b)	717,932
600,000	B+(k)	Series 2017-DNA3, Class M2, 4.460% (1-Month USD-LIBOR + 2.500%) due 3/25/30(b)	621,170
410,000	B(k)	Series 2017-HRP1, Class M2, 4.410% (1-Month USD-LIBOR + 2.450%) due 12/25/42(b)	423,449
1,781,214	CC	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 2.200% (1-Month USD-LIBOR + 0.240%) due 10/25/36(b)	1,360,361
600,000	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class AR, 3.598% (3-Month USD-LIBOR + 1.250%) due 1/16/26(a)(b)	600,920
961,304	AAA	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(a)	1,011,278
		GAHR Commercial Mortgage Trust:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4% - (continued)
$ 93,898	AAA	Series 2015-NRF, Class AFL1, 3.447% (1-Month USD-LIBOR + 1.300%) due 12/15/34(a)(b)	$93,936
505,000	BBB-	Series 2015-NRF, Class DFX, 3.382% due 12/15/34(a)(b)	502,727
118,061	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 2.339% (1-Month USD-LIBOR + 0.420%) due 5/15/34(a)(b)	109,931
		Government National Mortgage Association (GNMA):
646,512	NR	Series 2007-51, Class SG, 4.632% (6.580% - 1-Month USD-LIBOR) due 8/20/37(b)(l)	91,371
1,830,418	NR	Series 2008-51, Class GS, 4.296% (6.230% - 1-Month USD-LIBOR) due 6/16/38(b)(l)	288,780
19,922	NR	Series 2010-31, Class GS, 4.552% (6.500% - 1-Month USD-LIBOR) due 3/20/39(b)(l)	882
84,129	NR	Series 2010-85, Class HS, 4.702% (6.650% - 1-Month USD-LIBOR) due 1/20/40(b)(l)	8,186
488	NR	Series 2010-107, Class SG, 4.202% (6.150% - 1-Month USD-LIBOR) due 2/20/38(b)(l)	1
422,159	NR	Series 2012-H27, Class AI, 1.702% (1-Month USD-LIBOR) due 10/20/62(b)(l)	30,512
328,249	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(l)	48,748
3,315,850	NR	Series 2013-85, Class IA, 0.738% due 3/16/47(b)(l)	134,662
1,781,853	NR	Series 2014-105, Class IO, 0.957% due 6/16/54(b)(l)	93,721
134,800	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(l)	26,256
138,875	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(l)	28,856
86,998	NR	Series 2016-135, Class SB, 4.166% (6.100% - 1-Month USD-LIBOR) due 10/16/46(b)(l)	16,166
879,976	NR	Series 2017-H22, Class IC, 2.307% (1-Year USD-LIBOR) due 11/20/67(b)(l)	120,029
		Harborview Mortgage Loan Trust:
192,161	A+	Series 2004-5, Class 2A6, 3.479% due 6/19/34(b)	192,890
86,446	WD(k)	Series 2006-2, Class 1A, 4.075% due 2/25/36(b)	64,225
1,173,252	CC	Series 2006-10, Class 1A1A, 2.148% (1-Month USD-LIBOR + 0.200%) due 11/19/36(b)	1,037,707
130,004	AA	Impac CMB Trust, Series 2007-A, Class A, 2.460% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(b)	129,851
55,970	Caa2(d)	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.497% due 9/25/35(b)	52,833
1,080,256	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 2.120% (1-Month USD-LIBOR + 0.160%) due 8/25/36(b)	453,506
		JP Morgan Chase Commercial Mortgage Securities Trust:
225,602	AAA	Series 2012-HSBC, Class A, 3.093% due 7/5/32(a)	225,013
197,572	AAA	Series 2015-SGP, Class A, 3.619% (1-Month USD-LIBOR + 1.700%) due 7/15/36(a)(b)	198,598
350,000	Aaa(d)	Series 2016-NINE, Class A, 2.854% due 10/6/38(a)(b)	331,608
265,000	AAA	Series 2018-BCON, Class A, 3.735% due 1/5/31(a)	270,016
1,350,000	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 2.350% (1-Month USD-LIBOR + 0.390%) due 5/25/35(b)	1,343,326
		JP Morgan Mortgage Trust:
472,651	Aaa(d)	Series 2017-1, Class A4, 3.500% due 1/25/47(a)(b)	471,606
361,970	Aaa(d)	Series 2017-2, Class A6, 3.000% due 5/25/47(a)(b)	355,148
1,354,967	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(b)	1,338,244
527,425	AA+	Series 2018-4, Class A1, 3.500% due 10/25/48(a)(b)	520,912
1,300,000	(P)AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(b)(g)	1,274,610
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(d)	Series 2013-C17, Class B, 4.881% due 1/15/47(b)	41,969
350,000	BB(k)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(b)	236,074
240,000	A3(d)	Series 2014-C24, Class C, 4.423% due 11/15/47(b)	238,766
120,000	Aaa(d)	Series 2015-C31, Class A3, 3.801% due 8/15/48	122,276
		JPMorgan Chase Commercial Mortgage Securities Trust:
820,000	D	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(b)	684,406
111,316	Aaa(d)	Series 2011-C5, Class A3, 4.171% due 8/15/46	114,292
175,000	Aaa(d)	Series 2011-C5, Class AS, 5.405% due 8/15/46(a)(b)	185,238
370,000	Aa1(d)	Series 2011-C5, Class B, 5.405% due 8/15/46(a)(b)	389,396
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	463,599
448,737	AAA	Series 2014-FL6, Class B, 4.199% (1-Month USD-LIBOR + 2.280%) due 11/15/31(a)(b)	450,171
150,000	A-	Series 2014-PHH, Class C, 4.269% (1-Month USD-LIBOR + 2.350%) due 8/15/27(a)(b)	150,128
366,359	Aaa(d)	JPMorgan Trust, Series 2015-5, Class A9, 2.928% due 5/25/45(a)(b)	365,092
48,691	AAA	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% due 7/15/40(b)	48,670
67,200	Ca(d)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 2.260% (1-Month USD-LIBOR + 0.300%) due 12/25/35(b)	51,770
308,681	AAA	Limerock CLO II Ltd., Series 2014-2A, Class AR, 3.655% (3-Month USD-LIBOR + 1.300%) due 4/18/26(a)(b)	309,103

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4% - (continued)
$137,490	AAA	Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 3.719% (1-Month USD-LIBOR + 1.800%) due 9/15/28(a)(b)	$137,890
130,000	Aaa(d)	Madison Avenue Trust, Series 2013-650M, Class A, 3.843% due 10/12/32(a)	132,269
275,000	Aaa(d)	Magnetite IX Ltd., Series 2014-9A, Class A1R, 3.360% (3-Month USD-LIBOR + 1.000%) due 7/25/26(a)(b)	275,165
104,168	A+	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 3.675% due 11/21/34(b)	107,380
406,781	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 3.446% due 10/25/32(b)	411,803
324,113	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 2.210% (1-Month USD-LIBOR + 0.250%) due 7/25/37(b)	236,357
		Merrill Lynch Mortgage Investors Trust:
24,859	A+	Series 2004-A3, Class 4A3, 4.306% due 5/25/34(b)	24,787
451,372	BBB	Series 2005-2, Class 2A, 3.480% (1-Year CMT Index + 2.250%) due 10/25/35(b)	457,608
649,389	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	704,821
		ML-CFC Commercial Mortgage Trust:
105,668	Caa2(d)	Series 2007-5, Class AJ, 5.450% due 8/12/48(b)	80,864
127,187	CC(k)	Series 2007-9, Class AJ, 6.101% due 9/12/49(b)	100,694
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(d)	Series 2013-C10, Class A4, 4.083% due 7/15/46(b)(m)	31,165
500,000	Aaa(d)	Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	517,438
345,000	Aaa(d)	Series 2014-C16, Class A5, 3.892% due 6/15/47(m)	353,191
540,000	Aaa(d)	Series 2015-C27, Class A4, 3.753% due 12/15/47(m)	548,399
260,000	A-(k)	Series 2016-C30, Class C, 4.130% due 9/15/49(b)(m)	254,753
410,078	AAA	New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(b)	412,435
620,793	AAA	New Residential Mortgage Trust, Series 2018-1A, Class A1A, 4.000% due 12/25/57(a)(b)	628,781
240,000	AAA	Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR, 3.159% (3-Month USD-LIBOR + 0.800%) due 10/20/26(a)(b)	239,998
580,000	AAA	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% due 2/10/32(a)	583,448
670,000	BB	People’s Choice Home Loan Securities Trust, Series 2004-1, Class M1, 2.845% (1-Month USD-LIBOR + 0.885%) due 6/25/34(b)	662,926
110,000	AAA	PFS Financing Corp., Series 2016-BA, Class A, 1.870% due 10/15/21(a)	108,593
1,096,866	AA+	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 2.210% (1-Month USD-LIBOR + 0.250%) due 7/25/36(b)	1,089,802
		Prime Mortgage Trust:
57,263	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	54,447
1,039,521	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	756,808
3,482	CCC	RAMP Trust, Series 2003-RS4, Class AIIB, 2.620% (1-Month USD-LIBOR + 0.660%) due 5/25/33(b)	3,424
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/13/32(a)(b)	929,704
242,309	Caa2(d)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	241,237
1,814,977	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 2.708% (1-Month USD-LIBOR + 0.760%) due 4/20/33(b)	1,788,853
213,451	A	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.965% due 11/25/34(b)	214,844
1,003,077	AA	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 2.760% (1-Month USD-LIBOR + 0.800%) due 7/25/34(b)	1,003,489
133,942	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 2.198% (1-Month USD-LIBOR + 0.250%) due 7/19/35(b)	130,865
131,788	CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 2.310% (1-Month USD-LIBOR + 0.350%) due 6/25/35(a)(b)	119,638
100,000	AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 2.679% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(b)	99,979
371,928	Aaa(d)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(a)(b)	365,926
530,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	524,489
100,000	AAA	Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.269% (1-Month USD-LIBOR + 1.350%) due 6/15/29(a)(b)	100,205
		WaMu Mortgage Pass-Through Certificates Trust:
14,478	BBB+	Series 2004-AR11, Class A, 3.288% due 10/25/34(b)	14,567
62,755	A+	Series 2004-AR12, Class A2A, 2.350% (1-Month USD-LIBOR + 0.390%) due 10/25/44(b)	62,744
403,082	BB-	Series 2005-AR4, Class A5, 3.702% due 4/25/35(b)	410,354
177,476	BBB-	Series 2005-AR19, Class A1A2, 2.250% (1-Month USD-LIBOR + 0.290%) due 12/25/45(b)	175,719
1,012,980	CCC	Series 2006-AR3, Class A1A, 2.558% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(b)	1,013,011
509,601	CCC	Series 2006-AR13, Class 2A, 2.316% (11th District Cost of Funds Index + 1.500%) due 10/25/46(b)	496,451
219,137	WD(k)	Series 2007-HY4, Class 4A1, 3.258% due 9/25/36(b)	199,297
607,977	Ca(d)	Series 2007-OA2, Class 2A, 2.258% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(b)	491,162
		Wells Fargo Commercial Mortgage Trust:
120,000	Aa3(d)	Series 2013-LC12, Class B, 4.290% due 7/15/46(b)	122,167
1,000,000	Aa2(d)	Series 2015-C28, Class AS, 3.872% due 5/15/48(b)	998,753

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4% - (continued)
$ 150,000		Aaa(d)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	$147,027
580,000		Aaa(d)	Series 2015-NXS1, Class A5, 3.148% due 5/15/48	568,060
310,000		A-(k)	Series 2015-NXS1, Class C, 3.848% due 5/15/48(b)	298,040
330,000		BBB-(k)	Series 2015-NXS1, Class D, 4.101% due 5/15/48(b)	289,603
700,000		AAA	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	655,726
500,000		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	479,503
12,009,403		Aaa(d)	Series 2018-C43, Class XA, 0.718% due 3/15/51(b)(l)	652,943
525,000		Aaa(d)	Series 2018-C44, Class A5, 4.212% due 5/15/51	546,649
			Wells Fargo Mortgage-Backed Securities Trust:
269,599		Caa1(d)	Series 2006-12, Class A3, 6.000% due 10/25/36	271,396
133,802		CCC	Series 2006-AR2, Class 2A1, 3.787% due 3/25/36(b)	136,165
37,891		Caa2(d)	Series 2006-AR7, Class 2A4, 4.320% due 5/25/36(b)	38,820
			WF-RBS Commercial Mortgage Trust:
200,538		Aaa(d)	Series 2011-C2, Class A4, 4.869% due 2/15/44(a)(b)	208,586
149,141		Aaa(d)	Series 2011-C4, Class A3, 4.394% due 6/15/44(a)	150,203
1,756,408		Aaa(d)	Series 2012-C7, Class XA, 1.428% due 6/15/45(a)(b)(l)	76,607
145,000		Aaa(d)	Series 2013-C14, Class A4, 3.073% due 6/15/46	143,600
2,414,469		Aaa(d)	Series 2014-C20, Class XA, 1.055% due 5/15/47(b)(l)	103,386
240,000		BBB-(k)	Series 2014-C22, Class D, 3.907% due 9/15/57(a)(b)	192,965

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $91,092,798)	87,438,090

SOVEREIGN BONDS - 2.5%
Argentina - 0.1%
1,020,000		B+	Argentine Republic Government International Bonds, 5.625% due 1/26/22	979,200

Brazil - 0.4%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	574,336
			Brazil Notas do Tesouro Nacional Serie F:
296,000	BRL	BB-	10.000% due 1/1/21	84,680
5,296,000	BRL	BB-	10.000% due 1/1/23	1,460,595
910,000	BRL	BB-	10.000% due 1/1/27	237,016
			Brazilian Government International Bonds:
280,000		BB-	4.875% due 1/22/21	286,300
400,000		BB-	5.000% due 1/27/45	325,000

			Total Brazil	2,967,927

Canada - 0.1%
152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	150,779
895,000		A+	Province of Ontario Canada, 1.250% due 6/17/19	883,206

			Total Canada	1,033,985

Colombia - 0.1%
			Colombia Government International Bonds:
220,000		BBB-	8.125% due 5/21/24	265,925
200,000		BBB-	3.875% due 4/25/27	191,250
370,000		BBB-	5.625% due 2/26/44	390,350

			Total Colombia	847,525

Indonesia - 0.2%
			Indonesia Government International Bonds:
490,000		Baa2(d)	3.500% due 1/11/28	459,467
400,000		BBB-	4.100% due 4/24/28	394,012
330,000		Baa2(d)	4.350% due 1/11/48	302,762
700,000		BBB-	Indonesia Government International Bonds, (Restricted, cost - $718,045, acquired 4/27/15), 3.750% due 4/25/22(e)	695,537

			Total Indonesia	1,851,778

Mexico - 1.0%
			Mexican Bonos:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Mexico - 1.0% - (continued)
30,492,700	MXN	A-	6.500% due 6/9/22	$1,462,279
15,120,000	MXN	A-	10.000% due 12/5/24	845,247
9,400,000	MXN	A3(d)	8.000% due 11/7/47	474,853
56,025,700	MXN	A-	7.750% due 11/13/42	2,756,323
			Mexico Government International Bonds:
$ 61,000		BBB+	3.500% due 1/21/21	60,970
174,000		BBB+	3.625% due 3/15/22	174,092
44,000		BBB+	4.000% due 10/2/23	44,148
790,000		BBB+	4.150% due 3/28/27	778,150
1,613,000		BBB+	3.750% due 1/11/28	1,515,817
210,000		BBB+	4.750% due 3/8/44	194,670

			Total Mexico	8,306,549

Panama - 0.0%
200,000		BBB	Panama Government International Bonds, 4.000% due 9/22/24	202,500

Peru - 0.1%
			Peruvian Government International Bonds:
210,000		BBB+	4.125% due 8/25/27	214,725
70,000		BBB+	6.550% due 3/14/37	88,025
160,000		BBB+	5.625% due 11/18/50	184,800

			Total Peru	487,550

Philippines - 0.1%
400,000		BBB	Philippine Government International Bonds, 3.000% due 2/1/28	373,140

Poland - 0.1%
710,000		BBB+	Poland Government International Bonds, 4.000% due 1/22/24	721,568

Qatar - 0.0%
200,000		AA-	Qatar Government International Bonds, 4.500% due 4/23/28(a)	201,033

Russia - 0.3%
			Russian Federal Bonds - OFZ:
22,990,000	RUB	BBB	7.000% due 8/16/23	372,241
6,950,000	RUB	NR	7.750% due 9/16/26	115,106
31,310,000	RUB	BBB	8.150% due 2/3/27	530,344
116,093,000	RUB	BBB	7.050% due 1/19/28	1,837,760

			Total Russia	2,855,451

Uruguay - 0.0%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	72,104
125,000		BBB	4.375% due 10/27/27	127,578

			Total Uruguay	199,682

			TOTAL SOVEREIGN BONDS (Cost - $24,252,118)	21,027,888

ASSET-BACKED SECURITIES - 2.0%
Automobiles- 0.2%
70,000		AAA	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870% due 8/18/21	69,466
			Hertz Vehicle Financing II LP:
440,000		Aaa(d)	Series 2018-1A, Class A, 3.290% due 2/25/24(a)	433,016
270,000		A(k)	Series 2018-1A, Class B, 3.600% due 2/25/24(a)	266,026
690,000		Aaa(d)	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830% due 8/25/19(a)	689,121
100,000		AAA	Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.810% due 3/15/21(a)	99,330

			Total Automobiles	1,556,959

Credit Cards- 0.2%
740,000		AAA	Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.330% due 6/15/22	727,927
315,000		AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 2.688% (1-Month USD-LIBOR + 0.770%) due 5/14/29(b)	318,189
565,000		AAA	GE Capital Credit Card Master Notes Trust, Series 2012-7, Class A, 1.760% due 9/15/22	558,205

			Total Credit Cards	1,604,321

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Student Loans - 1.6%
$ 432,027	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 2.376% (3-Month USD-LIBOR + 0.090%) due 3/25/42(a)(b)	$419,156
		Navient Private Education Loan Trust:
428,565	AAA	Series 2014-AA, Class A2B, 3.169% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(b)	433,242
98,833	AAA	Series 2014-CTA, Class A, 2.619% (1-Month USD-LIBOR + 0.700%) due 9/16/24(a)(b)	98,985
		Navient Student Loan Trust:
600,000	AAA	Series 2017-1A, Class A2, 2.710% (1-Month USD-LIBOR + 0.750%) due 7/26/66(a)(b)	604,492
500,000	AAA	Series 2017-4A, Class A2, 2.460% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(b)	502,431
1,568,677	Aaa(d)	Series 2017-5A, Class A, 2.760% (1-Month USD-LIBOR + 0.800%) due 7/26/66(a)(b)	1,586,267
		SLC Student Loan Trust:
240,000	AA+	Series 2005-1, Class A4, 2.493% (3-Month USD-LIBOR + 0.150%) due 2/15/45(b)	234,400
300,000	AA+	Series 2006-2, Class A6, 2.285% (3-Month USD-LIBOR + 0.160%) due 9/15/39(b)	292,382
		SLM Student Loan Trust:
232,198	AA+	Series 2003-4, Class A5E, 2.875% (3-Month USD-LIBOR + 0.750%) due 3/15/33(a)(b)	232,505
1,900,000	AAA	Series 2004-1, Class A4, 2.620% (3-Month USD-LIBOR + 0.260%) due 10/27/25(b)	1,900,319
1,068,053	AAA	Series 2005-4, Class A3, 2.480% (3-Month USD-LIBOR + 0.120%) due 1/25/27(b)	1,064,872
950,000	AAA	Series 2005-5, Class A4, 2.500% (3-Month USD-LIBOR + 0.140%) due 10/25/28(b)	947,075
880,000	AA+	Series 2005-5, Class A5, 3.110% (3-Month USD-LIBOR + 0.750%) due 10/25/40(b)	881,979
547,416	AAA	Series 2005-8, Class A4, 2.910% (3-Month USD-LIBOR + 0.550%) due 1/25/28(b)	550,379
1,230,000	AA+	Series 2006-10, Class A6, 2.510% (3-Month USD-LIBOR + 0.150%) due 3/25/44(b)	1,197,824
567,036	AAA	Series 2006-9, Class A5, 2.460% (3-Month USD-LIBOR + 0.100%) due 1/26/26(b)	565,871
		SMB Private Education Loan Trust:
85,088	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	84,780
545,000	AAA	Series 2015-C, Class A3, 3.869% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(b)	570,781
93,605	Aaa(d)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	92,035
220,000	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	214,485
130,000	AAA	Series 2017-B, Class A2B, 2.669% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(b)	130,527
400,000	AAA	Series 2018-A, Class A2B, 2.719% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(b)	401,489
550,000	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950% due 2/25/42(a)	536,808

		Total Student Loans	13,543,084

		TOTAL ASSET-BACKED SECURITIES (Cost - $16,594,331)	16,704,364

SENIOR LOANS - 1.3%
135,000	NR	American Airlines Inc., (Restricted, cost - $135,506, acquired 10/05/17), 3.718% (1-Month USD-LIBOR + 1.750%) due 6/27/25(e)	133,566
328,241	NR	American Builders & Contractors Supply Co., Inc., (Restricted, cost - $329,016, acquired 4/04/18), 3.980% (1-Month USD-LIBOR + 2.000%) due 10/31/23(e)	327,360
331,000	NR	Beacon Roofing Supply Inc., (Restricted, cost 333,999, acquire 10/16/17), 4.178% (1-Month USD-LIBOR + 2.250%) due 1/2/25(e)	331,561
37,198	NR	Berry Global Inc., (Restricted, cost - $37,308, acquired 2/12/18), 3.960% (1-Month USD-LIBOR + 2.000%) due 10/1/22(e)	37,358
87,281	NR	Caesars Resort Collection LLC, (Restricted, cost - $87,499, acquired 10/4/17), 4.730% (1-Month USD-LIBOR + 2.750%) due 12/23/24(e)	87,420
139,250	NR	CenturyLink Inc., (Restricted, cost - $137,734, acquired 5/19/17), 4.730% (1-Month USD-LIBOR + 2.750%) due 1/31/25(e)	137,684
80,095	NR	Change Healthcare Holdings Inc., (Restricted, cost - $80,596, acquired 10/12/17), 4.398% (1-Month USD-LIBOR + 2.750%) due 3/1/24(e)	80,156
325,309	NR	Charter Communications Operating LLC, (Restricted, cost - $324,927, acquired 12/14/17), 3.990% (1-Month USD-LIBOR + 2.000%) due 4/30/25(e)	326,308
31,342	NR	CityCenter Holdings LLC, (Restricted, cost - $31,499, acquired 10/12/17), 4.230% (1-Month USD-LIBOR + 2.250%) due 4/18/24(e)	31,398
606,950	NR	Dell International LLC, (Restricted, cost - $608,635, acquired 10/27/17), 3.990% (1-Month USD-LIBOR + 2.000%) due 9/7/23(e)	607,065
2,100,000	NR	Delos Finance Sarl, (Restricted, cost - $2,118,375, acquired 8/9/17), 3.443% (3-Month USD-LIBOR + 1.750%) due 10/6/23(e)	2,110,311
340,687	NR	First Data Corp., (Restricted, cost - $342,390, acquired 10/12/17), 3.965% (1-Month USD-LIBOR + 2.000%) due 7/8/22(e)	340,969
2,460,000	NR	Flying Fortress Holdings LLC, (Restricted, cost - $2,469,004, acquired 2/27/18), 4.052% (3-Month USD-LIBOR + 1.750%) due 10/30/22(e)	2,479,987
57,854	NR	HCA Inc., (Restricted, cost - $58,288, acquired 10/19/17), 3.980% (1-Month USD-LIBOR + 2.000%) due 3/13/25(e)	58,345
300,503	NR	Hilton Worldwide Finance LLC, (Restricted, cost - $301,148, acquired 8/18/16), 3.710% (1-Month USD-LIBOR + 1.750%) due 10/25/23(e)	302,210
350,000	NR	Level 3 Financing Inc., (Restricted, cost - $351,094, acquired 10/06/17), 4.211% (1-Month USD-LIBOR + 2.250%) due 2/22/24(e)	350,779
137,797	NR	MGM Growth Properties Operating Partnership LP, (Restricted, cost - $138,486, acquired 10/16/17), 3.754% (1-Month USD-LIBOR + 2.000%) due 4/25/23(e)	138,008
199,274	NR	Michaels Stores Inc., (Restricted, cost - $200,769, acquired 9/28/16), 4.459% (1-Month USD-LIBOR + 2.500%) due 1/30/23(e)	199,470
324,856	NR	MPH Acquisition Holdings LLC, (Restricted, cost - $328,234, acquired 10/13/17), 5.052% (3-Month USD-LIBOR + 2.750%) due 6/7/23(e)	325,851
204,720	NR	Numericable U.S. LLC, (Restricted, cost - $204,477, acquired 10/06/17), 5.348% (3-Month USD-LIBOR + 3.000%) due 1/31/26(e)	202,105
42,040	NR	ON Semiconductor Corp., (Restricted, cost - $42,302, acquired 10/11/17), 3.980% (1-Month USD-LIBOR + 2.000%) due 3/31/23(e)	42,180

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.3% - (continued)
$ 279,494	NR	Party City Holdings Inc., (Restricted, cost - $280,426, acquired 2/16/18), 4.941% (1-Month USD-LIBOR + 2.750%)/ (2-Month USD-LIBOR + 2.750%)/ (3-Month USD-LIBOR + 2.750%) due 8/19/22(e)	$281,066
328,246	NR	Prime Security Services Borrower LLC, (Restricted, cost - $331,528, acquired 10/4/17), 4.730% (1-Month USD-LIBOR + 2.750%) due 5/2/22(e)	327,714
331,029	NR	RPI Finance Trust, (Restricted, cost - $334,754, acquired 4/17/17), 4.302% (3-Month USD-LIBOR + 2.000%) due 3/27/23(e)	332,388
330,000	NR	Scientific Games International Inc., (Restricted, cost - $333,263, acquired 2/2/18), 4.730% (1-Month USD-LIBOR + 2.750%) due 8/14/24(e)	331,470
270,000	NR	Sinclair Television Group Inc., (Restricted, cost - $270,591, acquired 12/12/17) due 12/12/24(e)(n)	270,254
73,628	NR	Sprint Communications Inc., (Restricted, cost - $73,996, acquired 10/16/17), 4.500% (1-Month USD-LIBOR + 2.500%) due 2/2/24(e)	73,711
139,300	NR	Trans Union LLC, (Restricted, cost - $139,474, acquired 10/18/17), 3.980% (1-Month USD-LIBOR + 2.000%) due 4/10/23(e)	139,265
84,000	NR	Unitymedia Hessen GmbH & Co. KG, (Restricted, cost - $84,105, acquired 10/26/17), 4.169% (1-Month USD-LIBOR + 2.250%) due 9/30/25(e)	84,060
280,000	NR	UPC Financing Partnership, (Restricted, cost - $280,444, acquired 10/13/17), 4.419% (1-Month USD-LIBOR + 2.500%) due 1/15/26(e)	279,520
325,525	NR	Western Digital Corp., (Restricted, cost - $328,781, acquired 10/27/17), 3.710% (1-Month USD-LIBOR + 1.750%) due 4/29/23(e)	326,713

		TOTAL SENIOR LOANS (Cost - $11,118,556)	11,096,252

MUNICIPAL BONDS - 0.5%
California - 0.1%
350,000	AA	San Jose Redevelopment Successor Agency, Tax Allocation, Series A, 3.176% due 8/1/26	342,720
		University of California, Revenue Bonds:
25,000	AA	Series AD 4.858% due 5/15/12	26,221
400,000	AA	Series AJ 4.601% due 5/15/31	430,620
266,000	AA	Series AQ 4.767% due 5/15/15	275,611

		Total California	1,075,172

Massachusetts - 0.0%
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	107,847

New Jersey - 0.1%
650,000	Aa3(d)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	715,728
110,000	BBB+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	115,837

		Total New Jersey	831,565

New York - 0.2%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	618,970
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A, 5.000% due 11/1/42	89,455
350,000	AAA	New York State Dormitory Authority, Revenue Bonds, Series H, 5.289% due 3/15/33	397,926
270,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	306,218

		Total New York	1,412,569

Texas - 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(o)	248,813

Virginia - 0.1%
241,722	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	252,128

		TOTAL MUNICIPAL BONDS (Cost - $3,939,149)	3,928,094

Shares/Units
PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
3,800		GMAC Capital Trust I, 8.128% (3-Month USD-LIBOR + 5.785%) due 2/15/40(b) (Cost - $94,240)	99,218

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $835,017,246)	824,893,331

Face Amount†
SHORT-TERM INVESTMENTS (p) - 8.1%
MONEY MARKET FUND - 0.0%
$ 158,616		Invesco STIT - Government & Agency Portfolio, Institutional Class(q) (Cost - $158,616)	158,616

REPURCHASE AGREEMENT - 3.8%
32,000,000		Merrill Lynch & Co., Inc. repurchase agreement dated 05/31/18, 1.770% due 6/1/18, Proceeds at maturity - $32,001,573; (Fully collateralized by U.S. Treasury Notes, 2.500%, due 1/31/25; Market Valued - $32,634,652)(r) (Cost - $32,000,000)	32,000,000

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†		Rating††	Security	Value
SOVEREIGN BONDS - 0.8%
			Japan Treasury Discount Bills:
275,000,000	JPY		(0.178)% due 7/2/18(r)	$2,529,054
475,000,000	JPY		(0.139)% due 8/6/18(r)	4,368,306

			TOTAL SOVEREIGN BONDS (Cost - $6,894,088)	6,897,360

TIME DEPOSITS - 1.8%
$ 2,992,088			Banco Santander SA - Frankfurt, 1.050% due 6/1/18	2,992,088
18,057	EUR		Citibank - London, (0.580)% due 6/1/18	21,110
7,758,275			JPMorgan Chase & Co. - New York, 1.050% due 6/1/18	7,758,275
4,688,199			Standard Chartered Bank - London, 1.050% due 6/1/18	4,688,199
3,674,993	JPY		Sumitomo - Tokyo, (0.220)% due 6/1/18	33,785

			TOTAL TIME DEPOSITS (Cost - $15,493,457)	15,493,457

U.S. GOVERNMENT AGENCIES - 0.6%
			Federal Home Loan Bank (FHLB), Discount Notes:
690,000			1.508% due 6/14/18(r)	689,626
3,920,000			1.797% due 6/15/18(r)	3,917,273
360,000			1.919% due 8/17/18(r)	358,529

			TOTAL U.S. GOVERNMENT AGENCIES (Cost - $4,965,428)	4,965,428

U.S. GOVERNMENT OBLIGATIONS - 1.1%
			United States Treasury Bills:
250,000			1.633% due 6/7/18(r)	249,932
136,000			1.516% due 6/14/18(r)(s)	135,926
3,650,000			1.870% due 8/23/18(r)	3,634,339
1,565,000			1.949% due 10/11/18(r)	1,553,914
3,690,000			2.056% due 11/15/18(r)	3,655,166

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $9,229,277)	9,229,277

			TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $68,740,866)	68,744,138

			TOTAL INVESTMENTS IN SECURITIES (Cost - $903,758,112)	893,637,469

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $358,782)	733,242

			TOTAL INVESTMENTS - 105.9% (Cost - $904,116,894)	894,370,711

			Liabilities in Excess of Other Assets - (5.9)%	(49,873,352)

			TOTAL NET ASSETS - 100.0%	$844,497,359

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $93,810,862 and represents 11.1% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2018.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Rating by Moody’s Investors Service.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2018, amounts to approximately $11,992,805 and represents 1.4% of net assets.
(f)	Illiquid security.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	All or a portion of this security is on loan (See Note 1).
(i)	This security is traded on a TBA basis (See Note 1).
(j)	Principal only security.
(k)	Rating by Fitch Ratings Service.
(l)	Interest only security.
(m)	Affiliated security (See Note 2). As at May 31, 2018, total cost and total market value of affiliated securities amounted to $1,713,415 and $1,704,946, respectively.

Underlying Security	Face Amount held at August 31, 2017	Face Amount purchased	Face Amount sold	Face Amount held at May 31, 2018
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.083% due 7/15/46	$30,000	$—	$—	$30,000
Series 2013-C13, Class A4, 4.039% due 11/15/46	500,000	—	—	500,000
Series 2014-C16, Class A5, 3.892% due 6/15/47	370,000	—	(25,000)	345,000
Series 2015-C27, Class A4, 3.753% due 12/15/47	—	540,000	—	540,000
Series 2016-C30, Class C, 4.130% due 9/15/49	260,000	—	—	260,000

Underlying Security (continued)	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Net Increase/Decrease in Unrealized Appreciation/(Depreciation)	Dividend/Interest Income from Affiliated Investments	Ending Value as of May 31, 2018
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.083% due 7/15/46	$—	$(1,544)	$929	$31,165
Series 2013-C13, Class A4, 4.039% due 11/15/46	—	(24,052)	15,146	517,438
Series 2014-C16, Class A5, 3.892% due 6/15/47	(179)	(18,057)	10,471	353,191
Series 2015-C27, Class A4, 3.753% due 12/15/47	—	(60)	3,096	548,399
Series 2016-C30, Class C, 4.130% due 9/15/49	—	(10,271)	8,222	254,753

	$(179)	$(53,984)	$37,864	$1,704,946

(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(p)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 8.1%.
(q)	Represents investment of collateral received from securities lending transactions.
(r)	Rate shown represents yield-to-maturity.
(s)	All or a portion of this security is held at the broker as collateral for open futures contracts.

At May 31, 2018, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Core Fixed Income Fund	$904,116,894	$14,263,510	$(23,422,348)	$(9,158,838)

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits

Summary of Investments by Security Type^
Corporate Bonds & Notes	30.8%
Mortgage-Backed Securities	23.6
U.S. Government Agencies & Obligations	22.1
Collateralized Mortgage Obligations	9.8
Sovereign Bonds	2.4
Asset-Backed Securities	1.9
Senior Loans	1.2
Municipal Bonds	0.4
Purchased Options	0.1
Preferred Stock	0.0 *
Short-Term Investments	7.7

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Schedule of Options Contracts Purchased

Currency Options

Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Strike Price	Value
3,710,000	$3,710,000		OTC U.S. Dollar versus Canadian Dollar, Call	GSC	8/15/18	$1.31	$33,849
3,010,000	3,010,000		OTC U.S. Dollar versus Euro, Call	GSC	7/24/18	$1.21	108,143
3,650,000	3,650,000		OTC U.S. Dollar versus Euro, Call	GSC	8/15/18	$1.17	49,427
4,110,000	81,941,070	MXN	OTC U.S. Dollar versus Mexican Peso, Put	GSC	8/16/18	$19.36	46,276

			Total Currency Options				$237,695

Options on Futures

Number of Contracts	Notional Amounts		Security Name	Counterparty	Expiration Date	Strike Price	Value
74	$8,901,969		U.S. Treasury 10-Year Note July Futures, Call	GSC	6/22/18	$118.50	$146,844
197	23,698,484		U.S. Treasury 10-Year Note July Futures, Call	GSC	6/22/18	$121.00	58,484
68	7,743,500		U.S. Treasury 5-Year Note July Futures, Call	GSC	6/22/18	$113.00	64,281
68	7,743,500		U.S. Treasury 5-Year Note July Futures, Call	GSC	6/22/18	$113.50	37,719
249	36,003,844		U.S. Treasury Bond July Futures, Call	GSC	6/22/18	$146.00	178,969
148	21,399,875		U.S. Treasury Bond July Futures, Put	GSC	6/22/18	$140.00	9,250

			Total Options on Futures				$495,547

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $358,782)				$733,242

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Schedule of Options Contracts Written

Currency Options

Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Strike Price	Value
3,010,000	$3,010,000		OTC U.S. Dollar versus Euro, Put	GSC	7/24/18	$1.25	$727
3,950,000	3,378,812	EUR	OTC U.S. Dollar versus Euro, Call	GSC	8/27/18	$1.15	22

			Total Currency Options				$749

Options on Futures

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Strike Price	Value
106	$12,751,469	U.S. Treasury 10-Year Note July Futures, Call	GSC	6/22/18	$120.50	$51,344
101	14,603,969	U.S. Treasury Bond August Futures, Call	GSC	7/27/18	$149.00	50,500
25	3,614,844	U.S. Treasury Bond September Futures, Call	GSC	8/24/18	$143.00	83,593
49	7,085,094	U.S. Treasury Bond July Futures, Put	GSC	6/22/18	$143.00	16,844

		Total Options on Futures				$202,281

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $191,003)				$203,030

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2018, Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	264	12/19	$64,175,425	$64,122,300	$(53,125)
90-Day Eurodollar June Futures	25	6/20	6,086,725	6,070,937	(15,788)
90-Day Eurodollar March Futures	19	3/21	4,628,163	4,612,488	(15,675)
Euro-BTP June Futures	11	6/18	1,679,083	1,623,004	(56,079)
U.S. Treasury 2-Year Note September Futures	80	9/18	16,931,874	16,978,750	46,876
U.S. Treasury 5-Year Note September Futures	641	9/18	72,650,019	73,003,890	353,871
U.S. Treasury 10-Year Note September Futures	185	9/18	22,211,601	22,280,937	69,336
U.S. Treasury Ultra Long Bond September Futures	152	9/18	23,616,109	24,244,000	627,891

					957,307

Contracts to Sell:
90-Day Eurodollar December Futures	62	12/18	15,185,000	15,103,200	81,800
90-Day Eurodollar June Futures	119	6/18	29,071,988	29,059,057	12,931
90-Day Eurodollar March Futures	62	3/19	15,151,250	15,090,025	61,225
90-Day Eurodollar September Futures	18	9/18	4,427,100	4,390,425	36,675
Euro FX Currency June Futures	6	6/18	931,466	877,537	53,929
Euro-Bund September Futures	112	9/18	21,194,830	21,221,718	(26,888)
Japan Government 10-Year Bond June Futures	5	6/18	6,927,143	6,939,554	(12,411)
U.S. Treasury 2-Year Note September Futures	41	9/18	8,706,734	8,701,609	5,125
U.S. Treasury Long Bond September Futures	311	9/18	44,729,271	45,133,875	(404,604)

					(192,218)

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$765,089

At May 31, 2018, Core Fixed Income Fund had deposited cash of $841,533 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2018, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	1,790,000	USD	80,886	CITI	$64,150	10/3/18	$(16,736)
Argentine Peso	1,240,000	USD	56,033	CITI	44,439	10/3/18	(11,594)
Argentine Peso	3,750,000	USD	169,530	CITI	134,391	10/3/18	(35,139)
Argentine Peso	1,220,000	USD	55,154	CITI	43,722	10/3/18	(11,432)
Argentine Peso	4,300,000	USD	193,956	CITI	153,852	10/5/18	(40,104)
Brazilian Real	2,510,000	USD	683,984	CITI	670,877	7/19/18	(13,107)
Canadian Dollar	5,233,280	USD	4,166,492	CITI	4,040,607	7/19/18	(125,885)
Canadian Dollar	1,410,000	USD	1,098,204	CITI	1,089,271	8/16/18	(8,933)
Chinese Onshore Renminbi	8,757,903	USD	1,375,947	CITI	1,363,751	7/19/18	(12,196)
Euro	827,212	USD	1,027,430	CITI	970,572	7/19/18	(56,858)
Euro	1,160,000	USD	1,353,894	CITI	1,361,034	7/19/18	7,140
Euro	912,500	USD	1,088,822	CITI	1,073,021	8/17/18	(15,801)
Indian Rupee	127,800,000	USD	1,938,420	CITI	1,885,512	7/19/18	(52,908)
Indonesian Rupiah	24,023,470,000	USD	1,733,670	CITI	1,719,401	7/19/18	(14,269)
Japanese Yen	301,547,291	USD	2,735,495	CITI	2,781,225	7/19/18	45,730
Japanese Yen	225,790,000	USD	2,077,827	CITI	2,082,502	7/19/18	4,675
Mexican Peso	3,500,000	USD	188,793	CITI	174,136	7/19/18	(14,657)
Mexican Peso	12,680,000	USD	665,914	CITI	630,872	7/19/18	(35,042)
Mexican Peso	2,500,000	USD	136,687	CITI	124,384	7/19/18	(12,303)
Russian Ruble	37,850,000	USD	610,871	CITI	603,117	7/19/18	(7,754)
Russian Ruble	4,732,148	USD	76,337	CITI	75,404	7/19/18	(933)
South African Rand	8,680,000	USD	685,998	CITI	677,822	7/19/18	(8,176)

							(436,282)

Contracts to Sell:
Australian Dollar	1,841,071	USD	1,383,993	CITI	1,392,816	7/19/18	(8,823)
British Pound	4,000	USD	5,714	CITI	5,329	7/19/18	385
Chinese Onshore Renminbi	11,954,157	USD	1,888,910	CITI	1,861,461	7/19/18	27,449
Chinese Onshore Renminbi	26,818,047	USD	4,246,722	CITI	4,176,017	7/19/18	70,705
Euro	300,000	USD	347,823	CITI	351,992	7/19/18	(4,169)
Euro	400,000	USD	468,784	CITI	469,322	7/19/18	(538)
Euro	2,320,000	USD	2,735,495	CITI	2,722,068	7/19/18	13,427
Euro	60,000	USD	70,243	CITI	70,399	7/19/18	(156)
Euro	2,186,992	USD	2,663,505	CITI	2,566,010	7/19/18	97,495
Euro	2,129,917	USD	2,558,520	CITI	2,499,043	7/19/18	59,477
Japanese Yen	275,000,000	USD	2,578,214	BOA	2,533,286	7/2/18	44,928
Japanese Yen	147,279,748	USD	1,353,894	CITI	1,358,388	7/19/18	(4,494)
Japanese Yen	306,883,366	USD	2,873,884	CITI	2,830,441	7/19/18	43,443
Japanese Yen	475,000,000	USD	4,348,264	GSC	4,386,529	8/6/18	(38,265)
Mexican Peso	27,440,000	USD	1,372,934	CITI	1,357,835	8/20/18	15,099
Philippine Peso	120,583,000	USD	2,301,422	CITI	2,288,276	7/19/18	13,146

							329,109

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(107,173)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2018, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	7.351%	4/5/21	28-Day	MXN	15,700,000	$(14,419)	$—	$(14,419)
Pay	3-Month USD-LIBOR	2.250%	5/31/22	6-Month	USD	6,201,000	(127,317)	11,515	(138,832)
Receive	3-Month USD-LIBOR	2.950%	11/15/43	6-Month	USD	8,360,000	(3,103)	(94,974)	91,871

							$(144,839)	$(83,459)	$(61,380)

Counterparty Pay Floating Rate Index	Counterparty Receive Floating Rate Index	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
U.S. Federal Funds Effective Rate Index	3-Month USD-LIBOR	9/19/23	3-Month	USD	36,066,000	$4,523	$—	$4,523

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Markit CDX North America High Yield Series 29 5-Year Index	(5.000)%	12/20/22	3-Month	3.309%	USD	160,000	$(12,182)	$(10,800)	$(1,382)
Markit CDX North America High Yield Series 30 5-Year Index	(5.000)%	6/20/23	3-Month	3.525%	USD	2,080,000	(150,569)	(142,883)	(7,686)

							$(162,751)	$(153,683)	$(9,068)

Centrally Cleared - Credit Default Swaps on Indexes - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America Investment Grade Series 30 5-Year Index	1.000%	6/20/23	3-Month	0.669%	USD	2,890,000	$50,540	$43,159	$7,381

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At May 31, 2018, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $341,311 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:
BRL	—	Brazilian Real
EUR	—	Euro
JPY	—	Japanese Yen
MXN	—	Mexican Peso
RUB	—	Russian Ruble

Counterparty Abbreviations used in this schedule:
BOA	—	Bank of America
CITI	—	Citigroup Global Markets, Inc.
GSC	—	Goldman Sachs & Co.

See pages 253-254 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 89.2%
Advertising - 0.2%
$ 135,000	B	MDC Partners Inc., Company Guaranteed Notes, 6.500% due 5/1/24(a)	$120,150

Aerospace/Defense - 1.1%
110,000	BBB-	Arconic Inc., Senior Unsecured Notes, 5.950% due 2/1/37	106,700
120,000	BB	BBA US Holdings Inc., Senior Unsecured Notes, 5.375% due 5/1/26(a)	120,600
		Bombardier Inc., Senior Unsecured Notes:
45,000	B-	6.000% due 10/15/22(a)	44,878
15,000	B-	6.125% due 1/15/23(a)	15,019
120,000	B-	7.500% due 12/1/24(a)	125,400
15,000	B-	7.500% due 3/15/25(a)	15,564
200,000	B-	TransDigm Inc., Company Guaranteed Notes, 6.500% due 5/15/25	203,380

		Total Aerospace/Defense	631,541

Agriculture - 0.1%
		Alliance One International Inc.:
5,000	CCC	Secured Notes, 9.875% due 7/15/21	4,656
80,000	B-	Senior Secured Notes, 8.500% due 4/15/21(a)	82,600

		Total Agriculture	87,256

Airlines - 0.2%
123,213	BBB	United Airlines Class B Pass-Through Trust, Series 2014-1, Pass-Thru Certificates, 4.750% due 4/11/22	124,566

Apparel - 0.3%
80,000	BB-	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(a)	77,600
120,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	121,500

		Total Apparel	199,100

Auto Manufacturers - 0.4%
80,000	BB-	JB Poindexter & Co., Inc., Senior Unsecured Notes, 7.125% due 4/15/26(a)	81,600
180,000	CCC+	Navistar International Corp., Senior Unsecured Notes, 6.625% due 11/1/25(a)	186,750

		Total Auto Manufacturers	268,350

Auto Parts & Equipment - 0.7%
190,000	Ba3(b)	Allison Transmission Inc., Senior Unsecured Notes, 4.750% due 10/1/27(a)	178,363
50,000	BB	Delphi Technologies PLC, Company Guaranteed Notes, 5.000% due 10/1/25(a)	47,875
160,000	BBB-	ZF North America Capital Inc., Company Guaranteed Notes, 4.750% due 4/29/25(a)	161,448

		Total Auto Parts & Equipment	387,686

Banks - 1.6%
200,000	BBB-	BNP Paribas SA, Junior Subordinated Notes, 7.625% (5-Year USD Swap Rate + 6.314%)(a)(c)(d)	210,250
		CIT Group Inc.:
20,000	BB+	Senior Unsecured Notes, 5.250% due 3/7/25	20,350
95,000	BB	Subordinated Notes, 6.125% due 3/9/28	97,375
200,000	BB+	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	218,140
240,000	Baa3(b)	HSBC Holdings PLC, Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(c)(d)	238,200
160,000	BBB-	JPMorgan Chase & Co., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 3.780%)(c)(d)	173,248

		Total Banks	957,563

Beverages - 0.3%
80,000	B-	Beverages & More Inc., Senior Secured Notes, 11.500% due 6/15/22(a)	70,800
80,000	B	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	79,000

		Total Beverages	149,800

Biotechnology - 0.2%
120,000	B+	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(a)	121,020

Building Materials - 1.0%
170,000	BB-	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(a)	167,618
		Jeld-Wen Inc., Company Guaranteed Notes:
50,000	BB-	4.625% due 12/15/25(a)	47,375

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Building Materials - 1.0% - (continued)
$ 50,000	BB-	4.875% due 12/15/27(a)	$46,625
		Standard Industries Inc., Senior Unsecured Notes:
80,000	BBB-	5.375% due 11/15/24(a)	79,000
145,000	BBB-	6.000% due 10/15/25(a)	147,175
90,000	BBB-	4.750% due 1/15/28(a)	83,025

		Total Building Materials	570,818

Chemicals - 1.2%
15,000	BB-	Chemours Co. (The), Company Guaranteed Notes, 7.000% due 5/15/25	16,162
55,000	BB-	Nufarm Australia Ltd./Nufarm Americas Inc., Company Guaranteed Notes, 5.750% due 4/30/26(a)	53,386
160,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	150,808
60,000	B-	Tronox Inc., Company Guaranteed Notes, 6.500% due 4/15/26(a)	59,325
400,000	BB+	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24	404,000

		Total Chemicals	683,681

Coal - 0.3%
170,000	CCC	Murray Energy Corp., Secured Notes, 11.250% due 4/15/21(a)(e)	73,100
100,000	BB-	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(a)	102,000

		Total Coal	175,100

Commercial Services - 4.2%
		ADT Corp. (The), Senior Secured Notes:
150,000	BB-	6.250% due 10/15/21	155,250
100,000	BB-	4.125% due 6/15/23	91,750
100,000	BB	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	90,250
125,000	B	Carriage Services Inc., Senior Unsecured Notes, 6.625% due 6/1/26(a)	126,719
150,000	B-	Flexi-Van Leasing Inc., Secured Notes, 10.000% due 2/15/23(a)	142,125
170,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	171,317
100,000	B-	Laureate Education Inc., Company Guaranteed Notes, 8.250% due 5/1/25(a)	106,250
100,000	CCC	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20(f)	70,750
394,000	B-	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(a)	417,837
		Service Corp. International, Senior Unsecured Notes:
70,000	BB	7.500% due 4/1/27	78,663
130,000	BB	4.625% due 12/15/27	124,281
		ServiceMaster Co. LLC (The):
80,000	BB-	Company Guaranteed Notes, 5.125% due 11/15/24(a)	77,700
260,000	B	Senior Unsecured Notes, 7.450% due 8/15/27	276,250
135,000	CCC+	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)(f)	117,788
145,000	B	TMS International Corp., Senior Unsecured Notes, 7.250% due 8/15/25(a)	150,438
230,000	BB	UR Financing Escrow Corp., Company Guaranteed Notes, 5.875% due 9/15/26	236,037
80,000	B	Weight Watchers International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	87,400

		Total Commercial Services	2,520,805

Computers - 1.2%
		Dell International LLC/EMC Corp.:
205,000	BB	Company Guaranteed Notes, 7.125% due 6/15/24(a)	220,320
90,000	BBB-	Senior Secured Notes, 6.020% due 6/15/26(a)	95,126
120,000	B	Exela Intermediate LLC/Exela Finance Inc., Senior Secured Notes, 10.000% due 7/15/23(a)	123,450
30,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	28,872
80,000	CCC+	West Corp., Company Guaranteed Notes, 8.500% due 10/15/25(a)	74,552
150,000	BB+	Western Digital Corp., Company Guaranteed Notes, 4.750% due 2/15/26	147,844

		Total Computers	690,164

Distribution/Wholesale - 0.2%
75,000	CCC-	American Tire Distributors Inc., Senior Subordinated Notes, 10.250% due 3/1/22(a)	37,125
100,00	B	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	95,250

		Total Distribution/Wholesale	132,375

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Financial Services - 1.6%
$ 120,000	NR	Alliance Data Systems Corp., Company Guaranteed Notes, 5.375% due 8/1/22(a)	$121,200
110,000	CCC+	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(a)	94,978
150,000	B-	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.875% due 11/1/24(a)	150,750
		Navient Corp., Senior Unsecured Notes:
50,000	B+	8.000% due 3/25/20	53,300
50,000	B+	5.000% due 10/26/20	50,425
50,000	B+	5.875% due 3/25/21	51,375
50,000	B+	6.625% due 7/26/21	52,000
50,000	B+	5.875% due 10/25/24	49,515
260,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.250% due 1/15/28(a)	238,875
100,000	B+	Travelport Corporate Finance PLC, Senior Secured Notes, 6.000% due 3/15/26(a)	100,750

		Total Diversified Financial Services	963,168

Electric - 2.7%
		AES Corp., Senior Unsecured Notes:
19,000	BB+	5.500% due 4/15/25	19,285
195,000	BB+	6.000% due 5/15/26	202,069
20,000	BB+	5.125% due 9/1/27	19,750
		Calpine Corp., Senior Unsecured Notes:
10,000	B	5.500% due 2/1/24	9,137
165,000	B	5.750% due 1/15/25	150,562
		NRG Energy Inc., Company Guaranteed Notes:
155,000	BB-	5.750% due 1/15/28(a)	153,450
10,000	NR	2.750% due 6/1/48(a)	10,259
690,000	CCC+	NRG REMA LLC, Pass-Thru Certificates, 9.681% due 7/2/26(e)	445,050
100,000	NR	NRG Yield Inc., Company Guaranteed Notes, 3.250% due 6/1/20(a)	99,561
145,000	BB	NRG Yield Operating LLC, Company Guaranteed Notes, 5.375% due 8/15/24	145,000
		Vistra Energy Corp., Company Guaranteed Notes:
30,000	BB	8.034% due 2/2/24	31,800
95,000	BB	7.625% due 11/1/24	102,481
85,000	BB	8.000% due 1/15/25(a)	92,438
85,000	BB	8.125% due 1/30/26(a)	93,500

		Total Electric	1,574,342

Energy - Alternate Sources - 0.8%
155,000	NR	NextEra Energy Partners LP, Company Guaranteed Notes, 1.500% due 9/15/20(a)	155,498
260,000	NR	Pattern Energy Group Inc., Company Guaranteed Notes, 4.000% due 7/15/20	261,565
65,000	BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, step bond to yield, 6.625% due 6/15/25(a)	69,469

		Total Energy - Alternate Sources	486,532

Engineering & Construction - 0.5%
40,000	B+	New Enterprise Stone & Lime Co., Inc., Senior Secured Notes, 6.250% due 3/15/26(a)	40,300
80,000	CCC+	Pisces Midco Inc., Senior Secured Notes, 8.000% due 4/15/26(a)	78,375
110,000	BB-	TopBuild Corp., Company Guaranteed Notes, 5.625% due 5/1/26(a)	108,625
100,000	B+	Weekley Homes LLC/Weekley Finance Corp., Senior Unsecured Notes, 6.625% due 8/15/25(a)	95,750

		Total Engineering & Construction	323,050

Entertainment - 3.3%
		AMC Entertainment Holdings Inc., Company Guaranteed Notes:
202,000	B+	5.750% due 6/15/25	198,212
100,000	B+	6.125% due 5/15/27	96,950
40,000	B	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(a)	41,800
145,000	B-	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	138,838
80,000	BB	Carmike Cinemas Inc., Secured Notes, 6.000% due 6/15/23(a)	82,600
115,000	BB	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23	111,688
80,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 2/15/23(a)	81,100
		Eldorado Resorts Inc., Company Guaranteed Notes:

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Entertainment - 3.3% - (continued)
$ 105,000	B	7.000% due 8/1/23	$110,775
160,000	B	6.000% due 4/1/25	160,000
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
60,000	BBB-	5.375% due 4/15/26	59,684
260,000	BBB-	5.750% due 6/1/28	262,275
30,000	NR	Live Nation Entertainment Inc., Senior Unsecured Notes, 2.500% due 3/15/23(a)	30,214
200,000	BB	Merlin Entertainments PLC, Senior Unsecured Notes, 5.750% due 6/15/26(a)	201,876
		Scientific Games International Inc.:
230,000	B-	Company Guaranteed Notes, 10.000% due 12/1/22	247,540
60,000	B+	Senior Secured Notes, 5.000% due 10/15/25(a)	58,050
90,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	88,875

		Total Entertainment	1,970,477

Environmental Control - 1.9%
150,000	B	Advanced Disposal Services Inc., Company Guaranteed Notes, 5.625% due 11/15/24(a)	150,375
50,000	B-	Core & Main LP, Senior Unsecured Notes, 6.125% due 8/15/25(a)	48,250
		Covanta Holding Corp., Senior Unsecured Notes:
175,000	B	5.875% due 3/1/24	172,375
70,000	B	5.875% due 7/1/25	67,658
100,000	B-	GFL Environmental Inc., Senior Unsecured Notes, 5.375% due 3/1/23(a)	93,940
30,000	Caa1e(b)	Hulk Finance Corp., Senior Unsecured Notes, 7.000% due 6/1/26(a)	29,175
		Tervita Escrow Corp.:
260,000	B	Secured Notes, 7.625% due 12/1/21(a)	263,900
50,000	NR	Senior Secured Notes, 7.625% due 12/1/21(a)	50,750
100,000	B+	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	96,750
160,000	CCC+	Wrangler Buyer Corp., Senior Unsecured Notes, 6.000% due 10/1/25(a)	153,200

		Total Environmental Control	1,126,373

Food - 1.6%
65,000	BB-	Dean Foods Co., Company Guaranteed Notes, 6.500% due 3/15/23(a)	63,862
150,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 6/15/25(a)	149,625
160,000	BB	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.875% due 11/1/26(a)	159,000
		Pilgrim’s Pride Corp.:
135,000	BB-	Company Guaranteed Notes, 5.750% due 3/15/25(a)	130,613
70,000	BB-	Senior Unsecured Notes, 5.875% due 9/30/27(a)	65,975
180,000	B	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 3/1/25(a)	177,750
175,000	BB	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	178,938

		Total Food	925,763

Forest Products & Paper - 0.4%
		Mercer International Inc., Senior Unsecured Notes:
100,000	BB-	6.500% due 2/1/24	103,000
110,000	BB-	5.500% due 1/15/26(a)	108,075

		Total Forest Products & Paper	211,075

Gas - 0.8%
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
180,000	Ba3(b)	5.625% due 5/20/24	179,100
90,000	Ba3(b)	5.500% due 5/20/25	87,808
210,000	B+	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 11/1/23	214,988

		Total Gas	481,896

Healthcare - Products - 0.9%
150,000	CCC	DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.125% due 6/15/21(a)	151,687
30,000	CCC-	Immucor Inc., Company Guaranteed Notes, 11.125% due 2/15/22(a)	30,900
215,000	B-	Kinetic Concepts Inc./KCI USA Inc., Secured Notes, 12.500% due 11/1/21(a)	239,188
115,000	BB	Teleflex Inc., Company Guaranteed Notes, 4.625% due 11/15/27	108,531

		Total Healthcare - Products	530,306

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Healthcare - Services - 5.9%
		Centene Corp., Senior Unsecured Notes:
$ 110,000	BB+	4.750% due 5/15/22	$111,650
300,000	BB+	6.125% due 2/15/24	316,125
115,000	Ba1(b)	Centene Escrow I Corp., Senior Unsecured Notes, 5.375% due 6/1/26(a)	116,518
90,000	BB+	Charles River Laboratories International Inc., Company Guaranteed Notes, 5.500% due 4/1/26(a)	90,563
245,000	B-	CHS/Community Health Systems Inc., Senior Secured Notes, 6.250% due 3/31/23	229,688
80,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	76,024
95,000	CCC+	Eagle Holding Co. II LLC, Senior Unsecured Notes, 7.625% (7.625% cash or 8.375% PIK) due 5/15/22(a)(g)	96,444
350,000	B	Envision Healthcare Corp., Company Guaranteed Notes, 6.250% due 12/1/24(a)	371,070
940,000	NR	Escrow Magellan Health, (Restricted, cost - $0, acquired 4/14/15), 9.750% due 5/15/20#(e)(h)(i)	—
		HCA Inc.:
		Company Guaranteed Notes:
350,000	B+	5.375% due 2/1/25	344,750
80,000	B+	7.500% due 11/6/33	86,800
140,000	B+	7.500% due 11/15/95	138,250
		Senior Secured Notes:
30,000	BBB-	5.250% due 6/15/26	29,962
300,000	BBB-	5.500% due 6/15/47	280,500
310,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	322,400
245,000	B-	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 2/9/18 due 12/1/22(a)(g)	253,881
		Tenet Healthcare Corp.:
70,000	B-	Secured Notes, 7.500% due 1/1/22(a)	73,602
350,000	CCC+	Senior Unsecured Notes, 8.125% due 4/1/22	367,500
170,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	170,000

		Total Healthcare - Services	3,475,727

Home Builders - 1.4%
160,000	B+	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25	151,600
		Lennar Corp., Company Guaranteed Notes:
80,000	BB+	4.500% due 4/30/24	77,800
80,000	BB+	4.750% due 11/29/27(a)	75,000
		Mattamy Group Corp., Senior Unsecured Notes:
135,000	BB	6.875% due 12/15/23(a)	139,557
75,000	BB	6.500% due 10/1/25(a)	74,510
160,000	BB	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Company Guaranteed Notes, 5.875% due 4/15/23(a)	162,400
		William Lyon Homes Inc.:
		Company Guaranteed Notes:
60,000	B+	7.000% due 8/15/22	61,500
10,000	B+	5.875% due 1/31/25	9,534
70,000	B+	Senior Unsecured Notes, 6.000% due 9/1/23(a)	70,263

		Total Home Builders	822,164

Household Products/Wares - 0.9%
		Central Garden & Pet Co., Company Guaranteed Notes:
165,000	BB-	6.125% due 11/15/23	172,425
90,000	BB-	5.125% due 2/1/28	84,375
285,000	B+	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	283,575

		Total Household Products/Wares	540,375

Insurance - 0.5%
70,000	BB+	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 5.500% due 5/1/25(a)	69,475
100,000	B	Genworth Holdings Inc., Company Guaranteed Notes, 4.900% due 8/15/23	84,250
100,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.000% due 5/1/26(a)	100,330
50,000	BB+	Radian Group Inc., Senior Unsecured Notes, 4.500% due 10/1/24	47,812

		Total Insurance	301,867

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Internet - 1.5%
$ 160,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	$163,200
255,000	CCC+	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	277,313
		Match Group Inc., Senior Unsecured Notes:
80,000	BB-	6.375% due 6/1/24	83,700
90,000	BB-	5.000% due 12/15/27(a)	85,739
70,000	B+	Netflix Inc., Senior Unsecured Notes, 5.875% due 2/15/25	72,194
		Zayo Group LLC/Zayo Capital Inc., Company Guaranteed Notes:
100,000	B	6.375% due 5/15/25	101,750
115,000	B	5.750% due 1/15/27(a)	111,550

		Total Internet	895,446

Iron/Steel - 0.5%
35,000	B+	Allegheny Ludlum LLC, Company Guaranteed Notes, 6.950% due 12/15/25	36,531
235,000	B	Allegheny Technologies Inc., Senior Unsecured Notes, 7.875% due 8/15/23	256,961

		Total Iron/Steel	293,492

Leisure Time - 1.5%
100,000	BBB-	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(a)	100,163
106,000	BB	NCL Corp., Ltd., Senior Unsecured Notes, 4.750% due 12/15/21(a)	106,265
165,000	BB-	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(a)	172,837
455,000	B	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(a)	426,563
70,000	BB-	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	66,282

		Total Leisure Time	872,110

Lodging - 1.1%
151,949	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% (14.000% cash or 14.310% PIK) due 2/9/23#(a)(e)(g)(i)	151,949
160,000	BB+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.875% due 4/1/27	153,600
35,000	CCC	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes, 10.250% due 11/15/22(a)	38,150
		MGM Resorts International, Company Guaranteed Notes:
175,000	BB-	7.750% due 3/15/22	192,062
100,000	BB-	4.625% due 9/1/26	93,000
40,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	38,250
15,000	BB-	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Company Guaranteed Notes, 5.250% due 5/15/27(a)	14,363

		Total Lodging	681,374

Machinery - Construction & Mining - 0.4%
235,000	B	BlueLine Rental Finance Corp./BlueLine Rental LLC, Secured Notes, 9.250% due 3/15/24(a)	251,325

Machinery - Diversified - 0.7%
70,000	B	Cleaver-Brooks Inc., Senior Secured Notes, 7.875% due 3/1/23(a)	72,363
192,000	B	Cloud Crane LLC, Secured Notes, 10.125% due 8/1/24(a)	209,760
145,000	CCC+	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(a)	138,113

		Total Machinery - Diversified	420,236

Media - 6.5%
		Altice France SA, Senior Secured Notes:
200,000	B	6.000% due 5/15/22(a)	199,500
200,000	B	6.250% due 5/15/24(a)	194,750
310,000	B	7.375% due 5/1/26(a)	302,637
300,000	B-	Altice Luxembourg SA, Company Guaranteed Notes, 7.750% due 5/15/22(a)	289,125
125,000	B-	CBS Radio Inc., Company Guaranteed Notes, 7.250% due 11/1/24(a)	120,625
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
355,000	BB	5.875% due 4/1/24(a)	358,994
40,000	BB	5.750% due 2/15/26(a)	39,288
120,000	BB	5.125% due 5/1/27(a)	112,650
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
210,000	BBB-	4.908% due 7/23/25	214,416
90,000	BBB-	6.484% due 10/23/45	96,082
100,000	B-	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 7.625% due 3/15/20	100,375

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Media - 6.5% - (continued)
		CSC Holdings LLC, Senior Unsecured Notes:
$ 100,000	B-	6.750% due 11/15/21	$105,845
169,000	B-	10.875% due 10/15/25(a)	196,251
		DISH DBS Corp., Company Guaranteed Notes:
80,000	B	6.750% due 6/1/21	80,200
80,000	B	5.875% due 11/15/24	66,776
410,000	B	7.750% due 7/1/26	355,675
		DISH Network Corp., Senior Unsecured Notes:
50,000	CCC+	2.375% due 3/15/24	42,043
15,000	CCC+	3.375% due 8/15/26	13,340
40,000	BB-	EW Scripps Co. (The), Company Guaranteed Notes, 5.125% due 5/15/25(a)	37,950
1,109	CC	LBI Media Inc., Secured Notes, 13.500% (8.750% cash or 2.750% PIK) due 4/15/20(a)(g)	200
30,000	BB-	Liberty Interactive LLC, Senior Unsecured Notes, 1.750% due 9/30/46(a)	31,149
80,000	B	Meredith Corp., Senior Unsecured Notes, 6.875% due 2/1/26(a)	81,000
		Sirius XM Radio Inc., Company Guaranteed Notes:
225,000	BB	6.000% due 7/15/24(a)	231,187
8,000	BB	5.000% due 8/1/27(a)	7,641
70,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	81,779
80,000	BB-	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	73,872
200,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.375% due 4/15/23(a)	203,500
220,000	B	Ziggo Bonds Finance BV, Senior Unsecured Notes, 6.000% due 1/15/27(a)	206,250

		Total Media	3,843,100

Metal Fabricate/Hardware - 0.4%
150,000	B	Novelis Corp., Company Guaranteed Notes, 5.875% due 9/30/26(a)	147,390
89,000	B	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	91,893

		Total Metal Fabricate/Hardware	239,283

Mining - 3.4%
200,000	BB+	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(a)	206,000
100,000	B	Eldorado Gold Corp., Company Guaranteed Notes, 6.125% due 12/15/20(a)	96,250
		First Quantum Minerals Ltd., Company Guaranteed Notes:
260,000	B	7.250% due 4/1/23(a)	261,300
200,000	B	7.500% due 4/1/25(a)	196,500
200,000	B	6.875% due 3/1/26(a)	190,500
420,000	BB-	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	381,150
320,000	B+	HudBay Minerals Inc., Company Guaranteed Notes, 7.625% due 1/15/25(a)	337,600
177,135	WR(b)	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(e)(j)	1,993
110,000	B	New Gold Inc., Company Guaranteed Notes, 6.375% due 5/15/25(a)	109,587
80,000	BB-	Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes, 7.125% due 11/1/22(a)	81,200
140,000	BB+	Teck Resources Ltd., Company Guaranteed Notes, 6.250% due 7/15/41	144,900

		Total Mining	2,006,980

Miscellaneous Manufacturers - 0.1%
80,000	B	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	79,400

Oil & Gas - 10.2%
		Antero Resources Corp., Company Guaranteed Notes:
135,000	BB+	5.125% due 12/1/22	136,350
5,000	BB+	5.625% due 6/1/23	5,100
		Berry Petroleum Co. LLC:
60,000	B+	Company Guaranteed Notes, 7.000% due 2/15/26(a)	61,200
		Senior Unsecured Notes:
310,000	NR	6.750% due 11/1/20#(e)(i)	–
790,000	NR	6.375% due 9/15/22#(e)(i)	–
70,000	B+	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 8.250% due 7/15/25	74,900
120,000	BB-	Centennial Resource Production LLC, Company Guaranteed Notes, 5.375% due 1/15/26(a)	118,500

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil & Gas - 10.2% - (continued)
		Chesapeake Energy Corp., Company Guaranteed Notes:
$ 120,000	CCC+	5.750% due 3/15/23	$113,400
190,000	CCC+	5.500% due 9/15/26	184,313
150,000	BBB-	Continental Resources Inc., Company Guaranteed Notes, 4.900% due 6/1/44	148,907
180,000	B	Covey Park Energy LLC/Covey Park Finance Corp., Company Guaranteed Notes, 7.500% due 5/15/25(a)	179,100
245,000	BB-	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(a)	238,880
165,000	BB-	CVR Refining LLC/Coffeyville Finance Inc., Company Guaranteed Notes, 6.500% due 11/1/22	168,300
		Diamondback Energy Inc., Company Guaranteed Notes:
50,000	BB	4.750% due 11/1/24	48,437
190,000	BB	5.375% due 5/31/25	188,812
90,000	BB	5.375% due 5/31/25(a)	89,213
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
10,000	BB-	5.500% due 1/30/26(a)	9,825
250,000	BB-	5.750% due 1/30/28(a)	246,563
		EP Energy LLC/Everest Acquisition Finance Inc.:
200,000	CCC-	Company Guaranteed Notes, 6.375% due 6/15/23	128,000
		Secured Notes:
80,000	CCC-	9.375% due 5/1/24(a)	63,224
50,000	CCC-	8.000% due 2/15/25(a)	36,375
30,000	B	Senior Secured Notes, 7.750% due 5/15/26(a)	30,600
		Extraction Oil & Gas Inc., Company Guaranteed Notes:
140,000	B	7.375% due 5/15/24(a)	147,350
215,000	B	5.625% due 2/1/26(a)	206,131
120,000	CCC+	Great Western Petroleum LLC/Great Western Finance Corp., Senior Unsecured Notes, 9.000% due 9/30/21(a)	123,900
		Gulfport Energy Corp., Company Guaranteed Notes:
125,000	BB-	6.625% due 5/1/23	126,250
90,000	BB-	6.375% due 5/15/25	86,737
12,000	B	Jagged Peak Energy LLC, Company Guaranteed Notes, 5.875% due 5/1/26(a)	11,880
150,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 7.000% due 3/31/24(a)	136,125
170,000	BB+	Murphy Oil USA Inc., Company Guaranteed Notes, 5.625% due 5/1/27	168,725
		Nabors Industries Inc., Company Guaranteed Notes:
10,000	BB	4.625% due 9/15/21	9,850
50,000	BB	5.750% due 2/1/25(a)	47,437
		Oasis Petroleum Inc., Company Guaranteed Notes:
67,000	BB-	6.875% due 3/15/22	68,172
50,000	BB-	6.250% due 5/1/26(a)	49,938
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
105,000	BB-	5.250% due 8/15/25(a)	102,375
65,000	BB-	5.625% due 10/15/27(a)	64,350
		PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
135,000	BB	7.000% due 11/15/23	140,569
145,000	BB	7.250% due 6/15/25	150,756
915,000	NR	Peabody Energy Corp., Senior Secured Notes, 10.000% due 3/15/22#(i)	–
100,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 7.375% due 1/17/27	101,735
55,000	BB	Precision Drilling Corp., Company Guaranteed Notes, 7.125% due 1/15/26(a)	56,238
90,000	BB-	Pride International LLC, Company Guaranteed Notes, 7.875% due 8/15/40	79,875
231,000	BB+	QEP Resources Inc., Senior Unsecured Notes, 5.625% due 3/1/26	221,471
110,000	B+	RSP Permian Inc., Company Guaranteed Notes, 5.250% due 1/15/25	113,438
185,000	B+	Seven Generations Energy Ltd., Company Guaranteed Notes, 5.375% due 9/30/25(a)	178,987
165,000	B-	Shelf Drilling Holdings Ltd., Senior Unsecured Notes, 8.250% due 2/15/25(a)	168,919
130,000	B+	SM Energy Co., Senior Unsecured Notes, 6.750% due 9/15/26	132,925
		Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
110,000	BB-	4.875% due 1/15/23(a)	105,326

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil & Gas - 10.2% - (continued)
$ 48,000	BB-	5.500% due 2/15/26(a)	$45,540
100,000	B	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	101,750
		Transocean Inc., Company Guaranteed Notes:
80,000	B+	7.500% due 1/15/26(a)	81,300
80,000	B	6.800% due 3/15/38(f)	67,800
265,000	BB-	Trinidad Drilling Ltd., Company Guaranteed Notes, 6.625% due 2/15/25(a)	253,738
		Whiting Petroleum Corp.:
10,000	BB-	Company Guaranteed Notes, 1.250% due 4/1/20	9,503
100,000	BB-	Senior Unsecured Notes, 6.625% due 1/15/26(a)	102,500
		WildHorse Resource Development Corp., Company Guaranteed Notes:
120,000	B	6.875% due 2/1/25	123,150
5,000	B	6.875% due 2/1/25(a)	5,131
		WPX Energy Inc., Senior Unsecured Notes:
150,000	BB-	8.250% due 8/1/23	171,000
30,000	BB-	5.750% due 6/1/26	29,981

		Total Oil & Gas	6,060,851

Oil & Gas Services - 0.2%
25,000	BB-	SESI LLC, Company Guaranteed Notes, 7.750% due 9/15/24	26,000
		Weatherford International Ltd., Company Guaranteed Notes:
55,000	B-	8.250% due 6/15/23	53,487
55,000	B-	9.875% due 2/15/24	54,175

		Total Oil & Gas Services	133,662

Packaging & Containers - 2.3%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes:
250,000	B	7.250% due 5/15/24(a)	261,875
200,000	B	6.000% due 2/15/25(a)	196,500
70,000	BB-	Berry Global Inc., Secured Notes, 4.500% due 2/15/26(a)	65,625
110,000	CCC	BWAY Holding Co., Senior Unsecured Notes, 7.250% due 4/15/25(a)	108,284
160,000	B+	Crown Americas LLC/Crown Americas Capital Corp. VI, Company Guaranteed Notes, 4.750% due 2/1/26(a)	151,536
		Pactiv LLC, Senior Unsecured Notes:
40,000	B-	7.950% due 12/15/25	44,000
270,000	B-	8.375% due 4/15/27	298,350
205,000	B-	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Company Guaranteed Notes, 7.000% due 7/15/24(a)	210,755

		Total Packaging & Containers	1,336,925

Pharmaceuticals - 5.0%
649,000	CCC+	BioScrip Inc. First Lien Notes, (Restricted, cost - $643,908, acquired 6/26/17), Senior Secured Notes, 8.875% due 8/15/20#(c)(e)(h)(i)	678,205
260,000	B+	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 4.875% due 1/15/26(a)	250,952
		Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes:
50,000	CCC+	7.250% due 1/15/22(a)	43,562
40,000	CCC+	5.375% due 1/15/23(a)	29,888
236,000	B	inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc., Company Guaranteed Notes, 7.500% due 10/1/24(a)	250,160
140,000	CCC+	NVA Holdings Inc., Company Guaranteed Notes, 6.875% due 4/1/26(a)	138,292
80,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 2.200% due 7/21/21	73,572
		Valeant Pharmaceuticals International Inc.:
		Company Guaranteed Notes:
45,000	B-	7.500% due 7/15/21(a)	46,012
10,000	B-	7.250% due 7/15/22(a)	10,177
90,000	B-	5.875% due 5/15/23(a)	85,388
35,000	B-	6.125% due 4/15/25(a)	32,506
120,000	B-	9.000% due 12/15/25(a)	126,000
170,000	B-	9.250% due 4/1/26(a)	178,862
		Senior Secured Notes:
450,000	BB-	7.000% due 3/15/24(a)	473,063

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals - 5.0% - (continued)
$ 200,000	BB-	5.500% due 11/1/25(a)	$197,000
50,000	B-	Senior Unsecured Notes, 8.500% due 1/31/27(a)	51,031
270,000	B-	Vizient Inc., Senior Unsecured Notes, 10.375% due 3/1/24(a)	298,350

		Total Pharmaceuticals	2,963,020

Pipelines - 3.1%
180,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.375% due 9/15/24	177,300
100,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	102,272
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
350,000	BB-	7.000% due 6/30/24	384,566
100,000	BB-	5.125% due 6/30/27	99,750
20,000	NR	Cheniere Energy Inc., Senior Unsecured Notes, 4.250% due 3/15/45	15,996
80,000	BBu	Cheniere Energy Partners LP, Senior Secured Notes, 5.250% due 10/1/25(a)	78,000
80,000	BB	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	85,800
110,000	BB-	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.000% due 5/15/23	107,800
80,000	BB+	NGPL PipeCo LLC, Senior Unsecured Notes, 7.768% due 12/15/37(a)	94,400
100,000	BB	Plains All American Pipeline LP, Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 4.110%)(c)(d)	96,000
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
90,000	BB+	7.500% due 7/15/38(a)	107,775
130,000	BB+	6.875% due 4/15/40(a)	150,150
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
60,000	BB-	4.250% due 11/15/23	57,300
80,000	BB-	5.875% due 4/15/26(a)	80,475
150,000	BB+	Williams Cos., Inc. (The), Senior Unsecured Notes, 8.750% due 3/15/32	195,750

		Total Pipelines	1,833,334

Private Equity - 0.2%
125,000	BB+	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	128,281

Real Estate - 1.1%
295,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	301,638
205,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 5.750% due 12/1/25(a)	200,387
80,000	BB-	Hunt Cos., Inc., Senior Secured Notes, 6.250% due 2/15/26(a)	75,500
80,000	B+	WeWork Cos., Inc., Company Guaranteed Notes, 7.875% due 5/1/25(a)	75,711

		Total Real Estate	653,236

Real Estate Investment Trusts (REITs) - 1.3%
		CoreCivic Inc., Company Guaranteed Notes:
50,000	BB	5.000% due 10/15/22	50,500
90,000	BB	4.750% due 10/15/27	82,800
60,000	BB	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	58,650
80,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	77,048
100,000	B+	GEO Group Inc. (The), Company Guaranteed Notes, 5.125% due 4/1/23	98,845
80,000	BB-	MGP Escrow Issuer LLC, Company Guaranteed Notes, 4.500% due 9/1/26	73,800
50,000	BBB-	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 5.000% due 10/15/27	47,128
40,000	B	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes, 6.000% due 4/15/23(a)	39,175
201,754	BB	VICI Properties 1 LLC/VICI FC Inc., Secured Notes, 8.000% due 10/15/23	224,970

		Total Real Estate Investment Trusts (REITs)	752,916

Retail - 2.0%
		1011778 BC ULC/New Red Finance Inc.:
232,000	B-	Secured Notes, 5.000% due 10/15/25(a)	220,980
50,000	B+	Senior Secured Notes, 4.250% due 5/15/24(a)	47,500
80,000	B+	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(a)	74,000
60,000	BB+	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	59,250
100,000	B-	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	104,625
80,000	BB	FirstCash Inc., Company Guaranteed Notes, 5.375% due 6/1/24(a)	80,600
		Golden Nugget Inc.:

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Retail - 2.0% - (continued)
$ 225,000	CCC+	Company Guaranteed Notes, 8.750% due 10/1/25(a)	$235,125
125,000	CCC+	Senior Unsecured Notes, 6.750% due 10/15/24(a)	126,719
95,000	CCC+	IRB Holding Corp., Company Guaranteed Notes, 6.750% due 2/15/26(a)	90,012
40,000	BB+	L Brands Inc., Company Guaranteed Notes, 5.250% due 2/1/28	36,550
70,000	BB-	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	66,150
70,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.875% due 3/1/27	66,325

		Total Retail	1,207,836

Semiconductors - 0.3%
105,000	BB-	Entegris Inc., Company Guaranteed Notes, 4.625% due 2/10/26(a)	101,194
100,000	BB+	Sensata Technologies UK Financing Co. PLC, Company Guaranteed Notes, 6.250% due 2/15/26(a)	104,625

		Total Semiconductors	205,819

Software - 2.4%
30,000	NR	Akamai Technologies Inc., Senior Unsecured Notes, 0.125% due 5/1/25(a)	30,562
70,000	BB+	CDK Global Inc., Senior Unsecured Notes, 4.875% due 6/1/27	66,325
80,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	83,995
350,000	B	First Data Corp., Secured Notes, 5.750% due 1/15/24(a)	352,625
215,000	BB	j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(a)	216,613
175,000	CCC+	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)	164,719
300,000	CCC+	Solera LLC/Solera Finance Inc., Senior Unsecured Notes, 10.500% due 3/1/24(a)	334,410
200,000	B+	Veritas US Inc./Veritas Bermuda Ltd., Senior Secured Notes, 7.500% due 2/1/23(a)	192,000

		Total Software	1,441,249

Telecommunications - 6.4%
		CenturyLink Inc., Senior Unsecured Notes:
50,000	B+	6.450% due 6/15/21	51,440
50,000	B+	5.800% due 3/15/22	49,637
50,000	B+	6.750% due 12/1/23(f)	50,125
		CommScope Technologies LLC, Company Guaranteed Notes:
215,000	BB-	6.000% due 6/15/25(a)	216,613
60,000	BB-	5.000% due 3/15/27(a)	56,250
30,000	B-	Frontier Communications Corp., Senior Unsecured Notes, 10.500% due 9/15/22	27,150
120,000	BB-	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	116,700
		Intelsat Jackson Holdings SA:
120,000	CCC+	Company Guaranteed Notes, 5.500% due 8/1/23	105,225
150,000	B	Senior Secured Notes, 8.000% due 2/15/24(a)	159,000
		Level 3 Financing Inc., Company Guaranteed Notes:
100,000	BB	5.125% due 5/1/23	98,130
90,000	BB	5.250% due 3/15/26	85,770
10,000	B+	Level 3 Parent LLC, Senior Unsecured Notes, 5.750% due 12/1/22	10,025
		Sprint Capital Corp., Company Guaranteed Notes:
150,000	B	6.875% due 11/15/28	144,000
165,000	B	8.750% due 3/15/32	177,994
		Sprint Communications Inc., Senior Unsecured Notes:
230,000	B	11.500% due 11/15/21	271,975
15,000	B	6.000% due 11/15/22	14,963
		Sprint Corp., Company Guaranteed Notes:
310,000	B	7.250% due 9/15/21	321,625
440,000	B	7.875% due 9/15/23	462,880
345,000	B	7.625% due 3/1/26	355,350
240,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	239,700
		T-Mobile USA Inc., Company Guaranteed Notes:
60,000	BB+	6.000% due 3/1/23	62,250
460,000	BB+	6.500% due 1/15/26	481,275
45,000	BB+	4.500% due 2/1/26	42,356

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Telecommunications - 6.4% - (continued)
$ 60,000	BB+	4.750% due 2/1/28	$56,175
150,000	CCC	Windstream Services LLC/Windstream Finance Corp., Company Guaranteed Notes, 7.750% due 10/15/20	130,687

		Total Telecommunications	3,787,295

Transportation - 1.1%
100,000	B	Con-Way Inc., Senior Unsecured Notes, 6.700% due 5/1/34	103,250
140,000	B-	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	113,225
258,871	CCC-	Neovia Logistics Services LLC/Neovia Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 4/1/20(a)(g)	115,198
		XPO Logistics Inc., Company Guaranteed Notes:
50,000	BB-	6.500% due 6/15/22(a)	51,387
260,000	BB-	6.125% due 9/1/23(a)	266,747

		Total Transportation	649,807

Trucking & Leasing - 1.1%
340,000	BB	DAE Funding LLC, Company Guaranteed Notes, 5.000% due 8/1/24(a)	321,300
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
80,000	BB	5.250% due 8/15/22(a)	79,200
50,000	BB	4.500% due 3/15/23(a)	47,750
210,000	BB	5.500% due 2/15/24(a)	206,588

		Total Trucking & Leasing	654,838

		TOTAL CORPORATE BONDS & NOTES (Cost - $53,453,767)	52,944,905

SENIOR LOANS - 4.5%
168,712	NR	Ancestry.com Operations Inc., (Restricted, cost - $168,923, acquired 11/21/17), 5.230% (1-Month USD-LIBOR + 3.250%) due 10/19/23(h)	169,169
190,000	NR	Asurion LLC, 7.980% (1-Month USD-LIBOR + 6.000%) due 8/4/25	195,106
129,350	NR	Big River Steel LLC, 7.302% (3-Month USD-LIBOR + 5.000%) due 8/23/23	132,099
110,000	NR	Deck Chassis Acquisition Inc., 7.980% (1-Month USD-LIBOR + 6.000%) due 6/15/23	112,062
260,688	NR	EIG Investors Corp., 6.318% (3-Month USD-LIBOR + 4.000%/1-Month USD-LIBOR + 4.000%) due 2/9/23	262,415
140,000	NR	Graftech International Ltd., 5.423% (1-Month USD-LIBOR + 3.500%) due 2/12/25	140,612
29,029	NR	Hercules Offshore Inc., (Restricted, cost - $14,781, acquired 5/26/16), due 5/6/20(e)(h)	24,674
100,000	NR	Intelsat Jackson Holdings SA, 6.625% due 1/2/24	102,646
109,075	NR	Lantheus Medical Imaging Inc., (Restricted, cost - $109,688, acquired 11/29/17), 5.730% (1-Month USD-LIBOR + 3.750%) due 6/30/22(h)	110,302
68,059	NR	Laureate Education Inc., (Restricted, cost - $68,527, acquired 2/1/18), due 4/26/24(h)	68,582
96,798	NR	Murray Energy Corp., (Restricted, cost - $87,888, acquired 4/9/15), 9.552% (3-Month USD-LIBOR + 7.250%) due 4/16/20(e)(h)	90,325
289,275	NR	Navistar Inc., 5.430% (1-Month USD-LIBOR + 3.500%) due 11/6/24	291,204
112,869	NR	Panda Temple Power LLC, (Restricted, cost - $111,762, acquired 2/7/18), 9.928% (1-Month USD-LIBOR + 8.000%) due 2/7/23(h)	116,394
208,592	NR	PetSmart Inc., (Restricted, cost - $170,395, acquired 12/13/17), 4.920% (1-Month USD-LIBOR + 3.000%) due 3/11/22(h)	163,398
50,000	NR	Pisces Midco Inc., due 4/12/25(k)	50,200
90,000	NR	Pisces Midco Inc., (Restricted, cost - $89,631, acquired 3/29/18), 6.089% (3-Month USD-LIBOR + 3.750%) due 4/12/25(h)	90,360
280,900	NR	Press Ganey Holdings Inc., 8.480% (1-Month USD-LIBOR + 6.500%) due 10/21/24	285,992
117,947	NR	Radnet Management Inc., (Restricted, cost - $117,722, acquired 8/16/17), 6.514% (3-Month USD-LIBOR + 3.500%/ 3-Month USD-LIBOR + 3.750%/ 3-Month USD-PRIME + 2.750%) due 6/30/23(h)	119,324
57,535	NR	SS&C Technologies Holdings Inc., 4.480% (1-Month USD-LIBOR + 2.500%) due 4/16/25	57,927
100,000	NR	Titan Acquistion Ltd., due 3/28/25(k)	99,465

		TOTAL SENIOR LOANS (Cost - $2,648,790)	2,682,256

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units		Security	Value
COMMON STOCKS - 1.4%
CONSUMER NON-CYCLICAL - 0.3%
Commercial Services - 0.3%
17,996		Berry Petroleum Corp., (Restricted, cost - $87,166, acquired 3/31/16)*(h)	$213,253

CONSUMER CYCLICAL - 0.4%
Lodging - 0.4%
9,953		Bossier Casino Venture Holdco Inc., (Restricted, cost - $19,906, acquired 2/6/12)*#(a)(e)(h)(i)	223,047

ENERGY - 0.7%
Energy - Alternate Sources - 0.3%
7,886		T1 Power Holdings LLC, (Restricted, cost - $134,062, acquired 2/7/18)*#(e)(h)(i)	181,378

Energy Equipment & Services - 0.1%
17,453		Hercules Offshore Inc.*#(e)(i)	4,922
9,541		Tricer Holdco S.C.A., (Restricted, cost - $69,128, acquired 4/20/11)*#(e)(h)(i)	44,556

		Total Energy Equipment & Services	49,478

Oil & Gas - 0.3%
24,541		Blue Ridge Mountain Resources Inc.*(e)	177,922
11,773		PetroQuest Energy Inc., (Restricted, cost - $38,964, acquired 8/17/16)*(h)	2,708

		Total Oil & Gas	180,630

		TOTAL ENERGY	411,486

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
559		Jack Cooper Holdings Corp., Class B Shares*#(a)(e)(i)	—
68		MWO Holdings, ADR, (Restricted, cost - $208,716, acquired 6/30/11)*#(e)(h)(i)	—

		TOTAL FINANCIALS	—

		TOTAL COMMON STOCKS (Cost - $2,415,662)	847,786

PREFERRED STOCKS - 0.8%
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
4,240,500		Tricer Holdco S.C.A., (Restricted, cost - $227,584, acquired 4/20/11)*#(e)(h)(i)	42,405

Oil & Gas - 0.4%
16,540		Berry Petroleum Co., (Restricted, cost - $118,140, acquired 2/23/17)*(h)	227,425
707		Berry Petroleum Co., (Restricted, cost - $7,070, acquired 2/23/17)*(h)	9,721

		Total Oil & Gas	237,146

		TOTAL ENERGY	279,551

FINANCIALS - 0.3%
Banks - 0.3%
7,709		GMAC Capital Trust I, 8.128% (3-Month USD-LIBOR + 5.785%)(c)	201,282

		TOTAL PREFERRED STOCKS (Cost - $488,087)	480,833

Face Amount/Units†	Rating††
SOVEREIGN BONDS - 0.6%
Argentina - 0.3%
$ 150,000	B+	Argentine Republic Government International Bonds, 7.500% due 4/22/26	148,089

Ecuador - 0.3%
200,000	B-	Ecuador Government International Bonds, 7.875% due 1/23/28(a)	176,750

		TOTAL SOVEREIGN BONDS (Cost - $359,450)	324,839

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
$ 200,000	NR	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E, 4.617% due 8/15/48(a)(c)	$134,774
300,000	NR	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.000% due 5/15/48(a)	177,513

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $342,404)	312,287

Shares/Units
CONVERTIBLE PREFERRED STOCK - 0.1%
ENERGY - 0.1%
Oil & Gas - 0.1%
1,500		Sanchez Energy Corp., 6.500%(d) (Cost - $65,632)	27,315

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $59,773,792)	57,620,221

Face Amount
SHORT-TERM INVESTMENTS (l) - 3.8%
MONEY MARKET FUND - 0.5%
$ 313,435		Invesco STIT - Government & Agency Portfolio, Institutional Class(m) (Cost - $313,435)	313,435

TIME DEPOSITS - 3.3%
1,057,823		Banco Santander SA - Frankfurt, 1.050% due 6/1/18	1,057,823
537,667		Barclays Bank PLC - London, 1.050% due 6/1/18	537,667
362,188		Standard Chartered Bank - London, 1.050% due 6/1/18	362,188

		TOTAL TIME DEPOSITS (Cost - $1,957,678)	1,957,678

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,271,113)	2,271,113

		TOTAL INVESTMENTS - 100.9% (Cost - $62,044,905)	59,891,334

		Liabilities in Excess of Other Assets - (0.9)%	(547,230)

		TOTAL NET ASSETS - 100.0%	$59,344,104

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $30,939,236 and represents 52.1% of net assets.
(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2018.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(h)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2018, amounts to approximately $2,575,226 and represents 4.3% of net assets.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(j)	Security is currently in default.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.3%.
(m)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2018, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Yield Fund	$62,044,905	$1,897,509	$(4,051,080)	$(2,153,571)

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
PRIME	— Prime Lending Rate

See pages 253-254 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	88.4%
Senior Loans	4.5
Common Stocks	1.4
Preferred Stocks	0.8
Sovereign Bonds	0.5
Collateralized Mortgage Obligations	0.5
Convertible Preferred Stock	0.1
Short-Term Investments	3.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 35.1%
Argentina - 0.4%
3,930,000	ARS	Argentina Bonar Bonds, 28.117% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)	$155,793
3,260,000	ARS	Argentina POM Politica Monetaria, 33.218% due 6/21/20(a)	144,931
200,000	EUR	Argentine Republic Government International Bonds, 3.375% due 1/15/23	220,658

		Total Argentina	521,382

Canada - 3.4%
		Province of Alberta Canada:
900,000	CAD	1.250% due 6/1/20	682,631
900,000	CAD	2.350% due 6/1/25	677,627
		Province of Ontario Canada:
3,100,000	CAD	3.150% due 6/2/22	2,453,918
500,000	CAD	2.400% due 6/2/26	374,377
1,100,000	CAD	Province of Quebec Canada, 3.750% due 9/1/24	901,352

		Total Canada	5,089,905

France - 4.9%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45(b)	1,463,723
4,500,000	EUR	2.000% due 5/25/48(b)(c)	5,776,013

		Total France	7,239,736

Ireland - 1.0%
1,000,000	EUR	Ireland Government Bonds, 5.400% due 3/13/25	1,554,556

Israel - 0.1%
$ 200,000		Israel Government International Bonds, 3.250% due 1/17/28	193,464

Italy - 2.4%
		Italy Buoni Poliennali Del Tesoro:
400,000	EUR	1.450% due 11/15/24	440,868
100,000	EUR	2.700% due 3/1/47(c)	104,916
1,200,000	EUR	3.450% due 3/1/48(c)	1,418,554
500,000	EUR	2.800% due 3/1/67(c)	504,675
700,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	1,103,451

		Total Italy	3,572,464

Japan - 9.5%
200,000		Development Bank of Japan Inc., 2.000% due 10/19/21	192,948
		Japan Bank for International Cooperation:
400,000		2.000% due 11/4/21	387,059
200,000		2.375% due 7/21/22	194,371
		Japan Finance Organization for Municipalities:
500,000		2.125% due 4/13/21(c)	486,040
200,000		2.625% due 4/20/22(c)	195,793
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,417,792
330,000,000	JPY	1.400% due 9/20/45	3,584,557
180,000,000	JPY	0.500% due 9/20/46	1,573,158
		Japan Government Twenty Year Bonds:
400,000,000	JPY	1.000% due 12/20/35	4,054,987
60,000,000	JPY	0.400% due 3/20/36	550,890
400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(c)	386,793

		Total Japan	14,024,388

Kuwait - 0.9%
		Kuwait International Government Bonds:
400,000		2.750% due 3/20/22(c)	390,608

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Kuwait - 0.9% - (continued)
$ 900,000		3.500% due 3/20/27(c)	$875,179

		Total Kuwait	1,265,787

Lithuania - 0.2%
300,000		Lithuania Government International Bonds, 6.125% due 3/9/21	321,173

New Zealand - 0.2%
300,000	NZD	New Zealand Government Bonds, 5.500% due 4/15/23	240,991

Poland - 0.5%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	743,073

Qatar - 1.2%
		Qatar Government International Bonds:
200,000		4.500% due 1/20/22	204,920
1,000,000		3.875% due 4/23/23(c)	1,000,426
500,000		4.500% due 4/23/28(c)	502,583

		Total Qatar	1,707,929

Saudi Arabia - 0.8%
1,200,000		Saudi Government International Bonds, 2.375% due 10/26/21	1,154,741

Slovenia - 0.2%
250,000		Slovenia Government International Bonds, 5.250% due 2/18/24	272,974

Spain - 4.4%
		Autonomous Community of Catalonia:
200,000	EUR	4.750% due 6/4/18	233,810
500,000	EUR	4.950% due 2/11/20	619,806
200,000	EUR	4.900% due 9/15/21	253,719
100,000	EUR	4.220% due 4/26/35	123,571
		Spain Government Bonds:
3,500,000	EUR	1.450% due 10/31/27(c)	4,100,108
900,000	EUR	2.900% due 10/31/46(c)	1,125,858

		Total Spain	6,456,872

United Arab Emirates - 0.3%
		Abu Dhabi Government International Bonds:
300,000		2.500% due 10/11/22(c)	288,093
200,000		3.125% due 10/11/27(c)	186,819

		Total United Arab Emirates	474,912

United Kingdom - 4.7%
		United Kingdom Gilt:
1,800,000	GBP	3.250% due 1/22/44(b)	3,155,140
2,100,000	GBP	3.500% due 1/22/45(b)	3,859,787

		Total United Kingdom	7,014,927

		TOTAL SOVEREIGN BONDS (Cost - $49,306,236)	51,849,274

CORPORATE BONDS & NOTES - 34.2%
Canada - 0.1%
100,000		Enbridge Inc., Senior Unsecured Notes, 2.825% (3-Month USD-LIBOR + 0.700%) due 6/15/20(a)	100,576
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(c)	116,620

		Total Canada	217,196

Cayman Islands - 0.7%
200,000		KSA Sukuk Ltd., Senior Unsecured Notes, 2.894% due 4/20/22(c)	194,546
100,000		QNB Finance Ltd., Company Guaranteed Notes, 1.880% due 8/2/18(d)	99,823
800,000		US Capital Funding II Ltd./US Capital Funding II Corp., Asset-Backed, 3.108% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(c)	756,000

		Total Cayman Islands	1,050,369

Denmark - 3.0%
		BRFkredit AS, Covered Notes:
7,064,110	DKK	2.000% due 10/1/47	1,118,195
5,579	DKK	3.000% due 10/1/47	931

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Denmark - 3.0% - (continued)
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
327,088	DKK	2.500% due 10/1/37	$54,441
2,580,063	DKK	2.000% due 10/1/47	408,384
31,466	DKK	2.500% due 10/1/47	5,143
993,154	DKK	2.000% due 10/1/50	155,251
		Nykredit Realkredit AS, Covered Notes:
1	DKK	2.000% due 10/1/37	—
2,768,321	DKK	2.500% due 10/1/37	461,010
3,623,991	DKK	2.000% due 10/1/47	573,337
19,379	DKK	2.500% due 10/1/47	3,167
		Realkredit Danmark AS, Covered Notes:
2	DKK	2.000% due 10/1/37	—
2,545,734	DKK	2.500% due 10/1/37	423,943
87,475	DKK	2.500% due 7/1/47	14,272
7,913,215	DKK	2.000% due 10/1/47	1,251,980

		Total Denmark	4,470,054

France - 1.6%
$ 250,000		Credit Agricole SA, Senior Unsecured Notes, 3.750% due 4/24/23(c)	246,869
700,000		Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(c)	673,753
		Dexia Credit Local SA, Government Liquid Guaranteed Notes:
300,000		2.250% due 2/18/20(c)	297,479
1,000,000		1.875% due 9/15/21(c)	965,491
250,000		2.375% due 9/20/22(c)	243,191

		Total France	2,426,783

Germany - 2.0%
		Deutsche Bank AG, Senior Unsecured Notes:
100,000		3.150% due 1/22/21	97,885
400,000		3.177% (3-Month USD-LIBOR + 0.815%) due 1/22/21(a)	395,909
800,000		4.250% due 10/14/21	794,003
2,400,000	NZD	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 4.750% due 3/12/19	1,712,768

		Total Germany	3,000,565

Ireland - 1.0%
800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.625% due 10/30/20	820,420
200,000	EUR	Bank of Ireland, Junior Subordinated Notes, 7.375% (5-Year EUR Swap Rate + 6.956%)(a)(e)	252,116
200,000		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.400% due 9/23/21	192,692
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(c)	194,384

		Total Ireland	1,459,612

Italy - 0.7%
400,000	EUR	Banca Carige SpA, Covered Notes, 3.875% due 10/24/18	473,758
		Intesa Sanpaolo SpA, Junior Subordinated Notes:
200,000	EUR	6.250% (5-Year EUR Swap Rate + 5.856%)(a)(e)	233,070
200,000	EUR	7.750% (5-Year EUR Swap Rate + 7.192%)(a)(e)	258,196

		Total Italy	965,024

Japan - 1.6%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
800,000		2.903% (3-Month USD-LIBOR + 0.540%) due 8/4/20(a)	802,806
200,000		2.091% due 9/14/21	192,353
400,000		Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	398,562
200,000		Mizuho Bank Ltd., Company Guaranteed Notes, 2.400% due 3/26/20(c)	197,529
400,000		NTT Finance Corp., Senior Unsecured Notes, 1.900% due 7/21/21	382,981
400,000		Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 2.703% (3-Month USD-LIBOR + 0.350%) due 1/17/20(a)	400,497

		Total Japan	2,374,728

Jersey Channel Islands - 0.3%
300,000	GBP	Kennedy Wilson Europe Real Estate Ltd., Senior Unsecured Notes, 3.950% due 6/30/22	417,717

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Luxembourg - 0.9%
$ 100,000		Allergan Funding SCS, Company Guaranteed Notes, 3.450% due 3/15/22	$98,854
600,000	EUR	Commerzbank Finance & Covered Bonds SA, Covered Notes, 4.250% due 6/4/18	701,635
250,000	EUR	European Financial Stability Facility, Government Guaranteed Notes, 1.375% due 5/31/47	279,287
200,000		NORD/LB Luxembourg SA Covered Bonds Bank, Covered Notes, 2.875% due 2/16/21	198,693

		Total Luxembourg	1,278,469

Netherlands - 2.4%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19(c)	540,804
300,000	EUR	Cooperatieve Rabobank UA, Senior Unsecured Notes, 6.875% due 3/19/20	391,212
		ING Bank NV:
600,000		Covered Notes, 2.625% due 12/5/22(c)	588,102
1,000,000		Subordinated Notes, 4.125% (5-Year USD 1100 Run ICE Swap Rate + 2.700%) due 11/21/23(a)	1,005,078
500,000		Petrobras Global Finance BV, Company Guaranteed Notes, 6.125% due 1/17/22	524,750
50,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(e)	71,131
400,000		Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20(c)	400,075

		Total Netherlands	3,521,152

Norway - 0.3%
400,000		DNB Boligkreditt AS, Covered Notes, 2.500% due 3/28/22(c)	391,066

Portugal - 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(d)(f)	68,389
200,000	EUR	4.000% due 1/21/19(d)(f)	68,974

		Total Portugal	137,363

Singapore - 0.1%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(c)	190,338

Supranational - 1.3%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	998,082
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	333,882
800,000	AUD	0.500% due 8/10/23	531,352

		Total Supranational	1,863,316

Sweden - 4.8%
		Lansforsakringar Hypotek AB, Covered Notes:
10,100,000	SEK	2.250% due 9/21/22	1,228,727
12,000,000	SEK	1.250% due 9/20/23	1,393,338
10,700,000	SEK	Nordea Hypotek AB, Covered Notes, 1.000% due 4/8/22	1,241,755
2,500,000	SEK	Skandinaviska Enskilda Banken AB, Covered Notes, 1.500% due 12/15/21	295,577
		Stadshypotek AB, Covered Notes:
2,000,000	SEK	1.500% due 12/15/21	236,462
8,000,000	SEK	4.500% due 9/21/22	1,060,523
		Sveriges Sakerstallda Obligationer AB, Covered Notes:
7,000,000	SEK	1.250% due 6/15/22	818,993
2,000,000	SEK	2.000% due 6/17/26	238,110
5,100,000	SEK	Swedbank Hypotek AB, Covered Notes, 1.000% due 6/15/22	592,357

		Total Sweden	7,105,842

Switzerland - 1.5%
300,000		Credit Suisse Group AG, Senior Unsecured Notes, 2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(a)(c)	289,037
		UBS AG:
		Senior Unsecured Notes:
300,000		2.200% due 6/8/20(c)	294,544
500,000		2.627% (3-Month USD-LIBOR + 0.580%) due 6/8/20(a)(c)	502,188
		Subordinated Notes:
250,000		7.625% due 8/17/22	278,750
400,000		5.125% due 5/15/24	403,248
400,000		UBS Group Funding Switzerland AG, Company Guaranteed Notes, 3.293% (3-Month USD-LIBOR + 0.950%) due 8/15/23(a)(c)	402,183

		Total Switzerland	2,169,950

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United Kingdom - 4.7%
$ 400,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	$434,750
		Barclays PLC:
		Junior Subordinated Notes:
300,000	EUR	6.500% (5-Year EUR Swap Rate + 5.875%)(a)(e)	363,797
400,000	GBP	7.000% (5-Year GBP Swap Rate + 5.084%)(a)(e)	548,964
200,000		8.250% (5-Year USD Swap Rate + 6.705%)(a)(e)	204,333
600,000		Senior Unsecured Notes, 4.463% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	623,962
200,000		British Telecommunications PLC, Senior Unsecured Notes, 9.125% due 12/15/30	284,300
200,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	288,691
		HSBC Holdings PLC, Senior Unsecured Notes:
400,000		2.926% (3-Month USD-LIBOR + 0.600%) due 5/18/21(a)	400,601
300,000		3.326% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	299,140
200,000		3.950% (3-Month USD-LIBOR + 0.987%) due 5/18/24(a)	200,725
600,000		Imperial Brands Finance PLC, Company Guaranteed Notes, 2.950% due 7/21/20(c)	595,844
300,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(e)	412,402
200,000		Nationwide Building Society, Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(c)	197,644
100,000	GBP	RAC Bonds Co. PLC, Senior Secured Notes, 4.870% due 5/6/26	140,048
500,000		Santander UK Group Holdings PLC, Subordinated Notes, 4.750% due 9/15/25(c)	493,360
97,978	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	154,970
300,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	391,288
300,000	GBP	Virgin Money PLC, Senior Unsecured Notes, 2.250% due 4/21/20	403,567
		Vodafone Group PLC, Senior Unsecured Notes:
400,000		3.308% (3-Month USD-LIBOR + 0.990%) due 1/16/24(a)	399,194
100,000		3.750% due 1/16/24	99,599

		Total United Kingdom	6,937,179

United States - 7.1%
500,000		Ally Financial Inc., Company Guaranteed Notes, 8.000% due 11/1/31	602,500
100,000		American Honda Finance Corp., Senior Unsecured Notes, 2.713% (3-Month USD-LIBOR + 0.350%) due 11/5/21(a)	100,156
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
400,000		3.500% due 1/12/24	400,434
400,000		4.000% due 4/13/28	400,238
		AT&T Inc., Senior Unsecured Notes:
300,000		3.298% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	304,665
300,000	EUR	1.800% due 9/5/26(c)	355,528
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(a)(e)	198,000
		BAT Capital Corp., Company Guaranteed Notes:
100,000		2.945% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)(c)	100,393
100,000		3.222% due 8/15/24(c)	95,371
100,000		3.557% due 8/15/27(c)	94,508
100,000		4.390% due 8/15/37(c)	96,142
400,000		Boston Scientific Corp., Senior Unsecured Notes, 6.000% due 1/15/20	418,006
200,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	196,673
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
250,000		3.579% due 7/23/20	250,712
700,000		4.464% due 7/23/22	715,269
		Dell International LLC/EMC Corp., Senior Secured Notes:
400,000		3.480% due 6/1/19(c)	401,696
250,000		4.420% due 6/15/21(c)	254,848
400,000		Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	397,967
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	195,211
200,000		EPR Properties, Company Guaranteed Notes, 4.500% due 6/1/27	192,052
100,000		Equifax Inc., Senior Unsecured Notes, 3.600% due 8/15/21	100,365
100,000	EUR	Equinix Inc., Senior Unsecured Notes, 2.875% due 3/15/24	116,163
		Fidelity National Information Services Inc., Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United States - 7.1% - (continued)
100,000	EUR	0.400% due 1/15/21	$117,160
100,000	GBP	1.700% due 6/30/22	132,316
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
$ 200,000		2.597% due 11/4/19	198,925
200,000		2.681% due 1/9/20	198,753
300,000		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(c)	308,147
200,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 3.187% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	201,234
300,000		Harris Corp., Senior Unsecured Notes, 5.550% due 10/1/21	320,863
400,000		KLA-Tencor Corp., Senior Unsecured Notes, 3.375% due 11/1/19	402,247
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes(d)	41,762
100,000		McDonald’s Corp., Senior Unsecured Notes, 2.759% (3-Month USD-LIBOR + 0.430%) due 10/28/21(a)	100,016
		Navient Corp., Senior Unsecured Notes:
100,000		5.500% due 1/15/19	101,275
350,000		4.875% due 6/17/19	354,007
400,000		8.000% due 3/25/20	426,400
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	97,276
100,000		Spectra Energy Partners LP, Senior Unsecured Notes, 2.725% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	100,725
100,000		Springleaf Finance Corp., Company Guaranteed Notes, 6.000% due 6/1/20	103,375
300,000		Time Warner Cable LLC, Senior Secured Notes, 8.250% due 4/1/19	313,109
346,000		Verizon Communications Inc., Senior Unsecured Notes, 3.376% due 2/15/25	334,031
300,000		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 3.750% due 9/17/24(c)	296,796
100,000		Wells Fargo & Co., Senior Unsecured Notes, 3.469% (3-Month USD-LIBOR + 1.110%) due 1/24/23(a)	101,684
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	296,028

		Total United States	10,533,026

		TOTAL CORPORATE BONDS & NOTES (Cost - $51,038,331)	50,509,749

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.5%
250,000	EUR	Adagio IV CLO Ltd., Series IVA, Class A2R, 1.100% due 10/15/29(c)	294,719
438,215	GBP	Aggregator of Loans Backed by Assets 2015-1 PLC, Series 2015-1, Class A, 1.751% (1-Month GBP-LIBOR + 1.250%) due 4/24/49(a)	587,287
439,548	GBP	ALBA PLC, Series 2007-1, Class A3, 0.784% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(a)	561,885
746,926		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 2.200% (1-Month USD-LIBOR + 0.240%) due 5/25/35(a)	712,096
29,005		Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.683% due 2/20/36(a)	28,863
314,243		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 2.410% (1-Month USD-LIBOR + 0.450%) due 3/25/37(a)(c)	307,062
400,000		Bayview Opportunity Master Fund IVa Trust, Series 2018-SBR3, Class A1, step bond to yield, 4.090% due 5/28/33#(c)(d)(g)	400,967
		Bear Stearns Adjustable Rate Mortgage Trust:
6,604		Series 2003-5, Class 1A2, 3.569% due 8/25/33(a)	6,546
10,299		Series 2003-7, Class 6A, 3.714% due 10/25/33(a)	10,415
27,867		Series 2004-2, Class 22A, 3.970% due 5/25/34(a)	27,207
5,900		Series 2004-2, Class 23A, 3.126% due 5/25/34(a)	5,446
104,967		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 3.642% due 1/26/36(a)	97,720
52,415	EUR	Casa d’este Finance SRL, Series 1, Class A2, 0.023% (0.350% - 3-Month EURIBOR) due 9/15/40(a)	61,227
700,000		Cent CLO 22 Ltd., Series 2014-22A, Class A1R, 3.773% (3-Month USD-LIBOR + 1.410%) due 11/7/26(a)(c)	701,101
139,089		CHL Mortgage Pass-Through Trust, Series 2007-19, Class 2A1, 6.500% due 11/25/47	121,963
268,579	EUR	Claris ABS SRL, Series 2011-1, Class A, 0.081% (0.350% - 6-Month EURIBOR) due 10/31/60(a)	314,217
		Countrywide Alternative Loan Trust:
8,949		Series 2005-21CB, Class A3, 5.250% due 6/25/35	8,479
36,945		Series 2007-7T2, Class A9, 6.000% due 4/25/37	25,916
57,284		Series 2007-11T1, Class A12, 2.310% (1-Month USD-LIBOR + 0.350%) due 5/25/37(a)	33,117
27,887		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	24,251
		Countrywide Asset-Backed Certificates:
883,703		Series 2007-13, Class 1A, 2.800% (1-Month USD-LIBOR + 0.840%) due 10/25/47(a)	875,801
597,182		Series 2007-SEA2, Class 1A1, 2.960% (1-Month USD-LIBOR + 1.000%) due 8/25/47(a)(c)	587,928
		Countrywide Home Loan Mortgage Pass-Through Trust:
4,656		Series 2004-12, Class 11A1, 3.478% due 8/25/34(a)	4,426

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.5% - (continued)
$ 104,741		Series 2005-2, Class 1A1, 5.049% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	$91,841
9,295		Series 2005-3, Class 2A1, 2.540% (1-Month USD-LIBOR + 0.580%) due 4/25/35(a)	8,627
94,514		Series 2005-9, Class 1A3, 2.420% (1-Month USD-LIBOR + 0.460%) due 5/25/35(a)	87,321
28,012		Series 2005-11, Class 3A1, 2.618% due 4/25/35(a)	25,447
35,224		Series 2005-HYB9, Class 3A2A, 3.462% (1-Year USD-LIBOR + 1.750%) due 2/20/36(a)	31,263
904,161		Series 2007-4, Class 1A47, 6.000% due 5/25/37	737,281
2,713		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.635% due 8/25/33(a)	2,732
751,801		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 2.560% (1-Month USD-LIBOR + 0.600%) due 9/25/37(a)	736,783
39,597		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	21,584
176,553		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	79,733
301,418		CWABS Asset-Backed Certificates Trust, Series 2006-18, Class 2A2, 2.120% (1-Month USD-LIBOR + 0.160%) due 3/25/37(a)	298,692
757,956		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 2.710% (1-Month USD-LIBOR + 0.750%) due 10/25/47(a)	666,912
799,406		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 3.010% (1-Month USD-LIBOR + 1.050%) due 5/25/37(a)(c)	789,579
238,924	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.756% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(a)	311,147
		Eurosail-UK PLC:
457,225	GBP	Series 2007-4X, Class A3, 1.554% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(a)	610,737
134,673	GBP	Series 2007-6NCX, Class A2A, 1.304% (3-Month GBP-LIBOR + 0.700%) due 9/13/45(a)	178,891
100,000		Evans Grove CLO Ltd., Series 2018-1A, Class A1, 3.239% (3-Month USD-LIBOR + 0.920%) due 5/28/28(a)(c)	100,000
		Federal Home Loan Mortgage Corp. (FHLMC):
64,786		Series 2614, Class SJ, 14.386% (19.663% - 1-Month USD-LIBOR) due 5/15/33(a)	82,062
33,221		Series T-35, Class A, 2.240% (1-Month USD-LIBOR + 0.280%) due 9/25/31(a)	32,881
48,659		Series T-62, Class 1A1, 3.083% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	48,686
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
42,084		Series 2391, Class FJ, 2.419% (1-Month USD-LIBOR + 0.500%) due 4/15/28(a)	42,266
297,334		Series 4579, Class FD, 2.237% (1-Month USD-LIBOR + 0.350%) due 1/15/38(a)	297,212
297,334		Series 4579, Class SD, 1.310% due 1/15/38(a)(h)	15,447
8,087		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	8,920
		Federal National Mortgage Association (FNMA), REMICS:
7,386		Series 2003-34, Class A1, 6.000% due 4/25/43	8,099
5		Series 2005-120, Class NF, 2.060% (1-Month USD-LIBOR + 0.100%) due 1/25/21(a)	5
16,749		Series 2006-48, Class TF, 2.360% (1-Month USD-LIBOR + 0.400%) due 6/25/36(a)	16,810
138,352		Series 2009-104, Class FA, 2.760% (1-Month USD-LIBOR + 0.800%) due 12/25/39(a)	140,515
581,594		Series 2010-46, Class WF, 2.710% (1-Month USD-LIBOR + 0.750%) due 5/25/40(a)	595,348
59,112		Federal National Mortgage Association (FNMA), REMICS, Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	65,565
308,581		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 2.320% (1-Month USD-LIBOR + 0.360%) due 10/25/35(a)	310,851
685,582		Flagship VII LTD., Series 2013-7A, Class A1R, 3.479% (3-Month USD-LIBOR + 1.120%) due 1/20/26(a)(c)	686,233
61,919		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.798% due 11/19/35(a)	59,568
1,000,000		GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 3.729% (3-Month USD-LIBOR + 1.370%) due 10/29/26(a)(c)	1,001,602
465,081		Government National Mortgage Association, Series 2016-H15, Class FA, 2.683% (1-Month USD-LIBOR + 0.800%) due 7/20/66(a)	471,881
		GSR Mortgage Loan Trust:
15,128		Series 2003-1, Class A2, 3.630% (1-Year CMT Index + 1.750%) due 3/25/33(a)	15,049
327,956		Series 2005-AR7, Class 2A1, 4.017% due 11/25/35(a)	327,627
		Harborview Mortgage Loan Trust:
27,765		Series 2005-2, Class 2A1A, 2.388% (1-Month USD-LIBOR + 0.440%) due 5/19/35(a)	26,846
63,744		Series 2005-3, Class 2A1A, 2.428% (1-Month USD-LIBOR + 0.480%) due 6/19/35(a)	62,862
111,038		Series 2006-SB1, Class A1A, 2.408% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	107,009
133,849		Series 2007-1, Class 2A1A, 2.078% (1-Month USD-LIBOR + 0.130%) due 3/19/37(a)	129,242
		JPMorgan Mortgage Trust:
5,417		Series 2003-A2, Class 3A1, 3.689% due 11/25/33(a)	5,490
2,435		Series 2005-A1, Class 6T1, 3.844% due 2/25/35(a)	2,429
96,184		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.419% due 7/27/37(a)(c)	97,328
659,813		KVK CLO Ltd., Series 2013-2A, Class AR, 3.498% (3-Month USD-LIBOR + 1.150%) due 1/15/26(a)(c)	660,277
612,841	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.883% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(a)	781,149
		Merrill Lynch Mortgage Investors Trust:

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.5% - (continued)
$ 9,857		Series 2003-A2, Class 1A1, 3.397% due 2/25/33(a)	$9,621
29,907		Series 2005-2, Class 1A, 2.911% (6-Month USD-LIBOR + 1.250%) due 10/25/35(a)	30,263
400,000		Monarch Grove CLO 18-1, Series 2018-1A, Class A1, 3.240% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(c)	400,188
700,000	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.739% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(a)	878,690
400,000		NewMark Capital Funding 2014-2 CLO Ltd., Series 2014-2A, Class A1R, 3.528% (3-Month USD-LIBOR + 1.220%) due 6/30/26(a)(c)	400,881
107,337		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 2.100% (1-Month USD-LIBOR + 0.140%) due 3/25/37(a)	97,610
		Puma Finance Pty Ltd.:
169,820	AUD	Series 2014-1, Class A, 2.730% (1-Month Australian Bank Bill + 0.900%) due 5/13/45(a)	128,825
165,960	AUD	Series 2014-2, Class A, 2.630% (1-Month Australian Bank Bill + 0.790%) due 10/18/45(a)	125,459
282,127		RAAC Trust, Series 2007-SP3, Class A1, 3.160% (1-Month USD-LIBOR + 1.200%) due 9/25/47(a)	281,006
67,415		RALI Trust, Series 2007-QO2, Class A1, 2.110% (1-Month USD-LIBOR + 0.150%) due 2/25/47(a)	43,888
		Residential Asset Securitization Trust:
20,006		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	15,467
49,999		Series 2006-R1, Class A2, 2.360% (1-Month USD-LIBOR + 0.400%) due 1/25/46(a)	26,026
325,941	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.756% (3-Month GBP-LIBOR + 1.150%) due 6/15/46(a)	436,750
297,044	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.766% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(a)	379,963
		RMAC Securities No 1 PLC:
283,315	GBP	Series 2006-NS1X, Class A2A, 0.752% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	368,102
532,729	GBP	Series 2006-NS3X, Class A2A, 0.752% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	691,495
		Soundview Home Loan Trust:
401,434		Series 2006-3, Class A3, 2.120% (1-Month USD-LIBOR + 0.160%) due 11/25/36(a)	389,435
1,300,000		Series 2006-3, Class A4, 2.210% (1-Month USD-LIBOR + 0.250%) due 11/25/36(a)	1,179,377
		Structured Adjustable Rate Mortgage Loan Trust:
8,828		Series 2004-1, Class 4A1, 3.703% due 2/25/34(a)	8,826
31,848		Series 2004-4, Class 3A2, 3.913% due 4/25/34(a)	32,352
44,943		Series 2004-19, Class 2A1, 2.958% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	42,343
		Structured Asset Mortgage Investments II Trust:
57,940		Series 2005-AR2, Class 2A1, 2.420% (1-Month USD-LIBOR + 0.460%) due 5/25/45(a)	53,963
73,669		Series 2005-AR8, Class A1A, 2.240% (1-Month USD-LIBOR + 0.280%) due 2/25/36(a)	68,492
51,185		Series 2006-AR5, Class 1A1, 2.170% (1-Month USD-LIBOR + 0.210%) due 5/25/36(a)	43,001
268,064		Series 2007-AR4, Class A3, 2.180% (1-Month USD-LIBOR + 0.220%) due 9/25/47(a)	254,081
111,204		Series 2007-AR6, Class A1, 3.058% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	104,981
26,095		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	26,256
885,479		Symphony CLO XII Ltd., Series 2013-12A, Class AR, 3.378% (3-Month USD-LIBOR + 1.030%) due 10/15/25(a)(c)	886,643
		Venture XVII CLO Ltd.:
400,000		Series 2014-16A, Class ARR, 3.198% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(c)	400,512
100,000		Series 2014-17A, Class ARR, 3.228% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(c)	100,013
		WaMu Mortgage Pass-Through Certificates Trust:
13,039		Series 2002-AR9, Class 1A, 2.958% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	12,765
4,330		Series 2003-AR5, Class A7, 4.089% due 6/25/33(a)	4,386
337,467		Series 2003-AR9, Class 2A, 3.367% due 9/25/33(a)	342,313
383,322		Series 2004-AR1, Class A, 3.707% due 3/25/34(a)	392,534
50,626		Series 2005-AR13, Class A1A1, 2.250% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	50,746
55,796		Series 2006-AR10, Class 2A1, 3.443% due 9/25/36(a)	55,052
88,626		Series 2006-AR13, Class 2A, 2.316% (11th District Cost of Funds Index + 1.500%) due 10/25/46(a)	86,339
25,878		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 2.498% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	18,938
121,596		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 3.732% due 12/25/32(a)	121,910
169,826		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1, 3.787% due 3/25/36(a)	172,825

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $26,116,609)	25,838,785

MORTGAGE-BACKED SECURITIES - 12.4%
CMHC - 0.4%
		Canadian Mortgage and Housing Corp. (CMHC):
186,101	CAD	1.738% due 6/1/20(d)	143,826

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CMHC - 0.4% - (continued)
445,395	CAD	1.938% due 7/1/20(d)	$345,351
131,650	CAD	1.938% due 8/1/20(d)	102,095

		TOTAL CMHC	591,272

FNMA - 12.0%
		Federal National Mortgage Association (FNMA):
$ 87,983		3.000% due 1/1/22	88,149
54,414		3.578% (1-Year CMT Index + 2.360%) due 11/1/34(a)	57,899
104,184		6.500% due 8/1/37	114,416
5,900,000		4.000% due 6/1/48(i)	6,032,289
11,500,000		3.500% due 7/1/48(i)	11,461,367

		TOTAL FNMA	17,754,120

GNMA - 0.0%
		Government National Mortgage Association II (GNMA):
3,646		6.000% due 9/20/38	3,852

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $18,206,462)	18,349,244

U.S. GOVERNMENT OBLIGATIONS - 7.1%
		U.S. Treasury Inflation Indexed Bonds:
1,681,378		2.375% due 1/15/25	1,869,516
232,468		2.500% due 1/15/29	273,619
151,803		3.875% due 4/15/29	200,594
214,156		1.375% due 2/15/44	237,847
		U.S. Treasury Inflation Indexed Notes:
205,230		0.125% due 4/15/22	201,517
3,266,222		0.250% due 1/15/25(b)	3,181,386
1,821,078		0.500% due 1/15/28	1,780,771
2,800,000		U.S. Treasury Notes, 2.875% due 4/30/25	2,819,305

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $10,615,939)	10,564,555

SENIOR LOAN - 0.1%
199,500		CenturyLink Inc., 4.730% (1-Month USD-LIBOR + 2.750%) due 1/31/25 (Cost - $198,618)	197,257

ASSET-BACKED SECURITY - 0.1%
Student Loans - 0.1%
108,456		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 3.310% (3-Month USD-LIBOR + 0.950%) due 4/25/38(a) (Cost - $108,456)	109,194

MUNICIPAL BOND - 0.0%
United States - 0.0%
700,000		Tobacco Settlement Finance Authority, Revenue Bonds, Series B, zero coupon, due 6/1/47(d) (Cost - $41,512)	43,372

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $155,632,163)	157,461,430

Face Amount†
SHORT-TERM INVESTMENTS - 12.6%
COMMERCIAL PAPERS - 0.7%
400,000		Dominion Energy Gas Holdings LLC, 2.409% due 6/19/18(j)	399,520
200,000		Hitachi Capital America Corp., 2.343% due 6/20/18(j)	199,753
400,000		Sempra Energy, 2.532% due 7/18/18(j)	398,684

		TOTAL COMMERCIAL PAPERS (Cost - $997,957)	997,957

REPURCHASE AGREEMENT - 3.2%
$ 4,700,000		Citigroup Global Markets Inc. repurchase agreement dated 5/31/18, 1.880% due 6/1/18, Proceeds at maturity - $4,700,245; (Fully collateralized by U.S Treasury Notes, 2.000% due 4/30/24; Market Valued - $4,830,774)(j) (Cost - $4,700,000)	4,700,000

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount†		Security	Value
SOVEREIGN BONDS - 7.1%
Japan - 7.1%
		Japan Treasury Discount Bills:
350,000,000	JPY	(0.211)% due 6/4/18(j)	$3,219,347
450,000,000	JPY	(0.198)% due 6/11/18(j)	4,139,019
190,000,000	JPY	(0.154)% due 6/18/18(j)	1,747,396
20,000,000	JPY	(0.139)% due 7/2/18(j)	183,927
140,000,000	JPY	(0.139)% due 8/20/18(j)	1,287,507

		TOTAL SOVEREIGN BONDS (Cost - $10,764,413)	10,577,196

TIME DEPOSITS - 1.5%
58,683	AUD	ANZ National Bank - London, 0.760% due 6/1/18	44,382
		BBH - Grand Cayman:
1,737	CHF	(1.490)% due 6/1/18	1,762
3,039	SEK	(0.920)% due 6/1/18	345
4,516	DKK	(0.750)% due 6/1/18	709
3,195	NOK	0.200% due 6/1/18	390
5,151	SGD	0.390% due 6/1/18	3,847
2,346	CAD	0.510% due 6/1/18	1,809
70,955	NZD	0.850% due 6/1/18	49,655
314,358	ZAR	5.150% due 6/1/18	24,701
		Citibank - London:
331,444	EUR	(0.580)% due 6/1/18	387,475
73,911	GBP	0.230% due 6/1/18	98,242
$557,068		JPMorgan Chase & Co. - New York, 1.050% due 6/1/18	557,068
994,462		Standard Chartered Bank - London, 1.050% due 6/1/18	994,462
3,258,209	JPY	Sumitomo - Tokyo, (0.220)% due 6/1/18	29,954

		TOTAL TIME DEPOSITS (Cost - $2,194,801)	2,194,801

U.S. GOVERNMENT OBLIGATION - 0.1%
140,000		U.S. Treasury Bills, 1.753% due 7/5/18(j) (Cost - $139,769)	139,769

		TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $18,796,940)	18,609,723

		TOTAL INVESTMENTS IN SECURITIES (Cost - $174,429,103)	176,071,153

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $101,492)	102,606

		TOTAL INVESTMENTS - 119.2% (Cost - $174,530,595)	176,173,759

		Liabilities in Excess of Other Assets - (19.2)%	(28,361,003)

		TOTAL NET ASSETS - 100.0%	$147,812,756

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2018.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $35,931,967 and represents 24.3% of net assets.
(d)	Illiquid security.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is currently in default.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Interest only security.
(i)	This security is traded on a TBA basis (see Note 1).
(j)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2018, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
International Fixed Income Fund	$174,530,595	$16,167,536	$(10,038,213)	$6,129,323

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits

Summary of Investments by Security Type^
Sovereign Bonds	29.4%
Corporate Bonds & Notes	28.7
Collateralized Mortgage Obligations	14.7
Mortgage-Backed Securities	10.4
U.S. Government Obligations	6.0
Senior Loan	0.1
Asset-Backed Security	0.1
Purchased Options	0.1
Municipal Bond	0.0 *
Short-Term Investments	10.5

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Options Contracts Purchased

Currency Options

Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Strike Price		Value
1,600,000	$1,210,080		OTC Australian Dollar versus U.S. Dollar, Put(a)	HSBC	2/5/19		$0.74	$19,554
700,000	818,335		OTC Euro versus U.S. Dollar, Put(a)	DUB	1/22/19		$1.20	24,100
700,000	818,335		OTC Euro versus U.S. Dollar, Put(a)	HSBC	5/24/19		$1.14	10,791
300,000	300,000		OTC U.S. Dollar versus Brazilian Real, Call(a)	HSBC	3/12/19	BRL	3.38	36,747
300,000	1,117,200	BRL	OTC U.S. Dollar versus Brazilian Real, Put(a)	HSBC	3/12/19	BRL	3.38	2,567
641,000	641,000		OTC U.S. Dollar versus Japanese Yen, Call(a)	BOA	4/17/20	JPY	120.00	2,975
463,000	463,000		OTC U.S. Dollar versus Japanese Yen, Call(a)	DUB	4/17/20	JPY	120.00	2,149
748,000	748,000		OTC U.S. Dollar versus Japanese Yen, Call(a)	GSC	4/20/20	JPY	120.00	3,489

			Total Currency Options					$102,372

Options on Futures
Number of Contracts	Notional Amounts		Security Name	Counterparty	Expiration Date	Strike Price		Value
10	$2,122,656		U.S. Treasury 2-Year Note July Futures, Call	CITI	6/22/18		$107.75	$—
1	212,266		U.S. Treasury 2-Year Note September Futures, Call	CITI	8/24/18		$107.75	16
1	212,266		U.S. Treasury 2-Year Note September Futures, Call	CITI	8/24/18		$108.25	15
1	113,875		U.S. Treasury 5-Year Note July Futures, Put	CITI	6/22/18		$107.75	—
14	1,594,250		U.S. Treasury 5-Year Note September Futures, Put	CITI	8/24/18		$107.25	109
6	721,781		U.S. Treasury 10-Year Note September Futures, Put	CITI	8/24/18		$108.00	94
16	2,313,500		U.S. Treasury Bond July Futures, Call	CITI	6/22/18		$168.00	—
2	289,188		U.S. Treasury Bond July Futures, Call	CITI	6/22/18		$177.00	—
19	3,015,063		U.S. Treasury Ultra Long Bond July Futures, Put	CITI	6/22/18		$115.00	—
1	158,688		U.S. Treasury Ultra Long Bond September Futures, Put	CITI	8/24/18		$115.00	—
1	158,688		U.S. Treasury Ultra Long Bond September Futures, Put	CITI	8/24/18		$117.00	—

			Total Options on Futures					$234

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $101,492)					$102,606

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Options Contracts Written

Credit Default Swaptions

Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Exercise Rate		Value
900,000	$586,629		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	BNP	9/19/18		0.900%	$180
300,000	195,543		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	JPM	7/18/18		0.730%	479
700,000	456,267		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	BNP	7/18/18		0.750%	944
600,000	391,086		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	BOA	7/18/18		0.750%	809
200,000	130,362		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	BCLY	7/18/18		0.950%	102
200,000	130,362		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	DUB	7/18/18		0.950%	101
200,000	130,362		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	GSC	6/20/18		0.850%	54
400,000	260,724		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	BOA	6/20/18		0.900%	80
200,000	130,362		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	JPM	6/20/18		0.900%	40
3,400,000	2,265,862	EUR	OTC Markit iTraxx Europe Series 29 5-Year Index, Call	BCLY	9/19/18		0.480%	727
3,400,000	2,265,862	EUR	OTC Markit iTraxx Europe Series 29 5-Year Index, Put	BCLY	9/19/18		0.750%	19,280

			Total Credit Default Swaptions					$22,796

Currency Options
Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Strike Price		Value
700,000	686,486	CAD	OTC Australian Dollar versus Canadian Dollar, Call(a)	GSC	6/29/18	CAD	1.02	$82
814,000	798,285	CAD	OTC Australian Dollar versus Canadian Dollar, Call(a)	JPM	6/29/18	CAD	1.02	95
814,000	814,000	AUD	OTC Australian Dollar versus Canadian Dollar, Put(a)	JPM	6/29/18	CAD	0.96	738
1,600,000	$1,210,080		OTC Australian Dollar versus U.S. Dollar, Call(a)	HSBC	12/4/18		$0.83	2,695
457,000	607,444		OTC British Pound versus U.S. Dollar, Call(a)	BNP	7/3/18	GBP	1.35	2,470
326,000	3,360,631	SEK	OTC Euro versus Swedish Krona, Call(a)	DUB	4/17/19	SEK	10.90	3,600
397,000	4,092,547	SEK	OTC Euro versus Swedish Krona, Call(a)	RBS	4/17/19	SEK	10.90	4,384
700,000	818,335		OTC Euro versus U.S. Dollar, Call(a)	DUB	1/22/19		$1.33	1,096
700,000	818,335		OTC Euro versus U.S. Dollar, Call(a)	HSBC	5/24/19		$1.27	8,764
300,000	5,981,100	MXN	OTC U.S. Dollar versus Mexican Peso, Call(a)	HSBC	3/12/19	MXN	19.70	24,218
300,000	300,000		OTC U.S. Dollar versus Mexican Peso, Put(a)	HSBC	3/12/19	MXN	19.70	6,202

			Total Currency Options					$54,344

Options on Futures
Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Strike Price		Value
10	1,610,300	EUR	Euro-Bund August Futures, Call	UBS	7/27/18	EUR	160.00	$32,149
10	1,610,300	EUR	Euro-Bund August Futures, Put	UBS	7/27/18	EUR	156.00	1,169
3	483,090	EUR	Euro-Bund July Futures, Call	UBS	6/22/18	EUR	160.00	8,277
3	483,090	EUR	Euro-Bund July Futures, Put	UBS	6/22/18	EUR	156.50	70

			Total Options on Futures					$41,665

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $119,812)					$118,805

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Reverse Repurchase Agreements

Face Amounts†		Security	Value
		BNP Paribas SA:
4,845,651	EUR	(0.450)% due 7/19/18	$5,664,808
		Royal Bank of Scotland PLC:
$1,127,500		1.930% due 7/18/18	1,127,500
		Standard Chartered Bank:
5,165,951	GBP	0.600% due 7/5/18	6,866,582

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $14,247,162)	$13,658,890

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended May 31, 2018, the average borrowing and interest rate under the reverse repurchase agreements were $18,805,571 and 0.225%, respectively.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2018, International Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	187	12/19	$45,388,969	$45,419,963	$30,994
90-Day Eurodollar March Futures	209	3/19	50,911,890	50,867,988	(43,902)
90-Day Eurodollar September Futures	123	9/18	30,118,876	30,001,237	(117,639)
90-Day Sterling December Futures	159	12/18	26,190,656	26,209,148	18,492
Australian Government 3-Year Bond June Futures	3	6/18	251,928	252,277	349
Australian Government 10-Year Bond June Futures	21	6/18	2,024,465	2,048,902	24,437
Euro-Bobl June Futures	113	6/18	17,274,760	17,507,565	232,805
Euro-BTP June Futures	36	6/18	5,716,935	5,311,649	(405,286)
Euro-Bund September Futures	2	9/18	376,224	378,960	2,736
Euro-Buxl 30-Year Bond June Futures	13	6/18	2,443,151	2,595,151	152,000
Euro-Schatz Note June Futures	80	6/18	10,456,211	10,491,990	35,779
Japan Government 10-Year Bond June Futures	8	6/18	11,083,429	11,103,287	19,858
U.S. Treasury 5-Year Note September Futures	17	9/18	1,942,346	1,936,140	(6,206)
U.S. Treasury 10-Year Note September Futures	6	9/18	722,333	722,625	292
U.S. Treasury Ultra Long Bond September Futures	52	9/18	8,136,375	8,294,000	157,625

					102,334

Contracts to Sell:
90-Day Eurodollar December Futures	187	12/20	45,346,491	45,396,588	(50,097)
90-Day Eurodollar March Futures	209	3/20	50,755,805	50,755,650	155
90-Day Eurodollar September Futures	123	9/19	30,044,955	29,890,537	154,418
90-Day Sterling December Futures	159	12/19	26,135,178	26,137,820	(2,642)
Euro-OAT September Futures	55	9/18	9,848,849	9,875,492	(26,643)
U.S. Treasury 2-Year Note September Futures	12	9/18	2,536,685	2,546,812	(10,127)
U.S. Treasury Long Bond September Futures	18	9/18	2,528,045	2,612,250	(84,205)
United Kingdom Treasury 10-Year Gilt September Futures	8	9/18	1,290,068	1,312,824	(22,756)

					(41,897)

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$60,437

At May 31, 2018, International Fixed Income Fund had deposited cash of $573,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2018, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	1,519,800	USD	68,000	BNP	$60,625	6/8/18	$(7,375)
Argentine Peso	1,001,250	USD	45,000	BNP	39,940	6/8/18	(5,060)
Argentine Peso	2,467,006	USD	97,665	BNP	97,673	6/15/18	8
Argentine Peso	528,909	USD	21,241	HSBC	20,940	6/15/18	(301)
Argentine Peso	1,770,804	USD	71,088	JPM	70,108	6/15/18	(980)
Argentine Peso	292,000	USD	14,571	BNP	11,487	6/21/18	(3,084)
Argentine Peso	753,000	USD	36,289	SOG	27,939	8/22/18	(8,350)
Argentine Peso	951,740	USD	46,000	HSBC	35,165	8/27/18	(10,835)
Argentine Peso	4,766,719	USD	171,588	BCLY	171,804	9/26/18	216
Australian Dollar	247,800	USD	187,436	GSC	187,447	7/5/18	11
Australian Dollar	500,000	USD	397,350	HSBC	378,732	12/6/18	(18,618)
Australian Dollar	270,000	USD	214,650	HSBC	204,667	2/7/19	(9,983)
Brazilian Real	318,333	USD	87,000	BNP	85,481	6/4/18	(1,519)
Brazilian Real	2,565,715	USD	686,571	DUB	688,968	6/4/18	2,397
Brazilian Real	77,900	USD	21,000	HSBC	20,918	6/4/18	(82)
Brazilian Real	2,169,482	USD	638,703	JPM	582,568	6/4/18	(56,135)
Brazilian Real	2,565,715	USD	689,106	DUB	686,680	7/3/18	(2,426)
British Pound	613,000	USD	827,290	BNP	814,800	6/4/18	(12,490)
British Pound	5,984,189	USD	7,943,000	SCB	7,954,187	6/4/18	11,187
British Pound	116,000	USD	154,353	BNP	154,442	7/5/18	89
Canadian Dollar	269,000	USD	208,685	GSC	207,450	6/4/18	(1,235)
Canadian Dollar	7,919,000	USD	6,092,476	HSBC	6,107,041	6/4/18	14,565
Chinese Offshore Renminbi	9,418,250	USD	1,482,465	GSC	1,467,998	6/20/18	(14,467)
Chinese Offshore Renminbi	4,357,645	USD	681,480	HSBC	679,214	6/20/18	(2,266)
Chinese Offshore Renminbi	52,230	USD	8,329	HSBC	8,141	6/20/18	(188)
Chinese Offshore Renminbi	9,555,632	USD	1,520,000	SCB	1,489,411	6/20/18	(30,589)
Chinese Offshore Renminbi	23,584,653	USD	3,706,181	HSBC	3,661,499	9/19/18	(44,682)
Chinese Onshore Renminbi	477,000	USD	75,843	BNP	74,365	6/20/18	(1,478)
Colombian Peso	128,700,000	USD	45,000	DUB	44,452	7/17/18	(548)
Colombian Peso	100,170,000	USD	35,000	DUB	34,598	7/17/18	(402)
Colombian Peso	1,211,792,000	USD	423,178	JPM	418,540	7/17/18	(4,638)
Colombian Peso	51,480,000	USD	18,000	SCB	17,781	7/17/18	(219)
Czech Koruna	7,511,000	USD	358,105	BOA	341,414	8/15/18	(16,691)
Danish Krone	955,000	USD	158,472	BOA	150,347	7/2/18	(8,125)
Euro	18,567,544	USD	21,482,648	BNP	21,706,397	6/4/18	223,749
Euro	1,289,000	USD	1,533,173	BOA	1,506,906	6/4/18	(26,267)
Euro	139,000	USD	166,628	UBS	162,498	6/4/18	(4,130)
Euro	968,000	USD	1,124,762	UBS	1,131,641	6/4/18	6,879
Euro	200,600	USD	252,796	SOG	238,185	12/14/18	(14,611)
Euro	350,000	USD	440,206	DUB	417,104	1/24/19	(23,102)
Euro	59,000	USD	69,599	DUB	70,874	4/23/19	1,275
Euro	79,000	USD	97,802	RBS	94,900	4/23/19	(2,902)
Euro	290,000	USD	350,117	HSBC	349,465	5/28/19	(652)
Indian Rupee	17,645,796	USD	270,776	UBS	261,214	6/20/18	(9,562)
Indian Rupee	25,647,230	USD	371,000	BCLY	375,828	9/19/18	4,828
Indonesian Rupiah	2,544,491,040	USD	181,335	GSC	183,123	6/4/18	1,788
Indonesian Rupiah	2,544,491,040	USD	181,180	HSBC	183,123	6/4/18	1,943
Indonesian Rupiah	262,969,500	USD	19,000	BNP	18,879	6/20/18	(121)
Indonesian Rupiah	4,917,931,800	USD	354,676	SCB	353,070	6/20/18	(1,606)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Indonesian Rupiah	882,567,000	USD	62,794	SCB	$63,357	6/21/18	$563
Indonesian Rupiah	2,636,410,260	USD	183,594	HSBC	187,159	9/19/18	3,565
Japanese Yen	1,287,200,000	USD	11,825,361	BNP	11,833,601	6/4/18	8,240
Korean Won	536,983,125	USD	504,228	BNP	497,336	6/20/18	(6,892)
Korean Won	47,805,386	USD	45,000	GSC	44,276	6/20/18	(724)
Korean Won	510,880,000	USD	472,621	HSBC	473,160	6/20/18	539
Korean Won	96,038,100	USD	90,000	HSBC	88,947	6/20/18	(1,053)
Korean Won	132,346,680	USD	122,710	SCB	122,575	6/20/18	(135)
Mexican Peso	43,807,479	USD	2,276,009	UBS	2,165,313	8/27/18	(110,696)
Mexican Peso	1,181,700	USD	60,000	HSBC	56,531	3/14/19	(3,469)
New Taiwan Dollar	55,094,778	USD	1,860,305	BNP	1,837,014	6/4/18	(23,291)
New Taiwan Dollar	55,094,778	USD	1,838,331	GSC	1,837,013	6/4/18	(1,318)
New Zealand Dollar	4,348,000	USD	3,006,210	JPM	3,042,721	6/5/18	36,511
Norwegian Krone	8,500,000	USD	1,066,742	BOA	1,038,771	6/4/18	(27,971)
Norwegian Krone	8,500,000	USD	1,025,292	JPM	1,040,016	7/3/18	14,724
Russian Ruble	42,286,306	USD	740,382	HSBC	677,035	6/7/18	(63,347)
Russian Ruble	26,414,091	USD	416,000	JPM	422,602	6/13/18	6,602
Russian Ruble	20,941,800	USD	327,620	HSBC	334,019	7/10/18	6,399
Russian Ruble	44,803,204	USD	716,831	HSBC	711,024	8/24/18	(5,807)
Singapore Dollar	2,476,142	USD	1,860,502	BOA	1,849,892	6/20/18	(10,610)
Swedish Krona	1,980,000	USD	222,623	JPM	224,541	6/4/18	1,918
Swedish Krona	53,905,000	USD	6,035,379	SOG	6,113,064	6/4/18	77,685
Turkish Lira	482,000	USD	105,286	SCB	104,505	7/20/18	(781)
Turkish Lira	4,552,483	USD	1,035,225	RBS	976,385	8/15/18	(58,840)

							(234,972)

Contracts to Sell:
Argentine Peso	4,766,719	USD	188,408	BCLY	188,721	6/15/18	(313)
Australian Dollar	186,000	USD	140,521	HSBC	140,671	6/4/18	(150)
Australian Dollar	1,683,000	USD	1,271,298	JPM	1,272,852	6/4/18	(1,554)
Brazilian Real	318,333	USD	85,184	BNP	85,481	6/4/18	(297)
Brazilian Real	2,565,715	USD	691,009	DUB	688,968	6/4/18	2,041
Brazilian Real	77,900	USD	20,845	HSBC	20,918	6/4/18	(73)
Brazilian Real	2,169,482	USD	580,541	JPM	582,568	6/4/18	(2,027)
Brazilian Real	1,820,042	USD	516,324	DUB	487,169	7/2/18	29,155
Brazilian Real	202,500	USD	60,000	HSBC	53,063	3/14/19	6,937
British Pound	74,000	USD	99,225	GSC	98,361	6/4/18	864
British Pound	1,122,000	USD	1,518,859	HSBC	1,491,363	6/4/18	27,496
British Pound	5,401,189	USD	7,552,115	SCB	7,179,262	6/4/18	372,853
British Pound	782,000	USD	1,037,747	UBS	1,039,435	6/4/18	(1,688)
British Pound	5,984,189	USD	7,955,292	SCB	7,966,502	7/3/18	(11,210)
Canadian Dollar	8,188,000	USD	6,382,091	GSC	6,314,490	6/4/18	67,601
Canadian Dollar	7,919,000	USD	6,097,707	HSBC	6,112,264	7/3/18	(14,557)
Canadian Dollar	239,528	USD	187,436	GSC	184,889	7/5/18	2,547
Chinese Offshore Renminbi	23,584,653	USD	3,719,977	HSBC	3,676,078	6/20/18	43,899
Chinese Offshore Renminbi	276,105	USD	43,854	JPM	43,036	6/20/18	818
Colombian Peso	237,249,000	USD	87,000	DUB	81,943	7/17/18	5,057
Colombian Peso	205,713,000	USD	75,000	SCB	71,051	7/17/18	3,949
Czech Koruna	7,532,000	USD	344,207	BOA	342,369	8/15/18	1,838
Danish Krone	365,000	USD	60,955	HSBC	57,462	7/2/18	3,493
Danish Krone	28,956,756	USD	4,828,057	UBS	4,558,695	7/2/18	269,362
Euro	451,000	USD	525,264	BCLY	527,242	6/4/18	(1,978)
Euro	19,703,544	USD	24,059,642	DUB	23,034,438	6/4/18	1,025,204
Euro	641,000	USD	769,694	UBS	749,362	6/4/18	20,332
Euro	18,567,544	USD	21,535,751	BNP	21,757,523	7/3/18	(221,772)
Euro	240,000	USD	298,512	HSBC	284,967	12/14/18	13,545
Euro	200,600	USD	252,742	SCB	238,185	12/14/18	14,557
Euro	464,000	USD	586,821	DUB	553,655	2/7/19	33,166
Indian Rupee	18,048,000	USD	275,248	BOA	267,168	6/20/18	8,080
Indonesian Rupiah	2,544,491,040	USD	182,000	GSC	183,123	6/4/18	(1,123)
Indonesian Rupiah	2,544,491,040	USD	181,335	HSBC	183,123	6/4/18	(1,788)
Indonesian Rupiah	2,636,410,260	USD	186,319	HSBC	189,274	6/20/18	(2,955)
Indonesian Rupiah	2,544,491,040	USD	180,717	HSBC	182,675	6/20/18	(1,958)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Indonesian Rupiah	882,567,000	USD	63,000	BNP	$63,357	6/21/18	$(357)
Indonesian Rupiah	1,678,320,000	USD	120,000	JPM	120,407	6/29/18	(407)
Indonesian Rupiah	882,567,000	USD	61,956	SCB	62,653	9/19/18	(697)
Japanese Yen	1,287,200,000	USD	11,803,392	BOA	11,833,602	6/4/18	(30,210)
Japanese Yen	350,000,000	USD	3,303,757	JPM	3,217,651	6/4/18	86,106
Japanese Yen	410,000,000	USD	3,885,317	BOA	3,770,724	6/11/18	114,593
Japanese Yen	40,000,000	USD	379,893	HSBC	367,875	6/11/18	12,018
Japanese Yen	190,000,000	USD	1,805,939	UBS	1,748,361	6/18/18	57,578
Japanese Yen	20,000,000	USD	189,974	BOA	184,239	7/2/18	5,735
Japanese Yen	1,287,200,000	USD	11,851,606	BNP	11,858,543	7/3/18	(6,937)
Japanese Yen	80,000,000	USD	725,295	JPM	739,457	8/20/18	(14,162)
Japanese Yen	60,000,000	USD	544,168	JPM	554,592	8/20/18	(10,424)
Korean Won	16,051,350	USD	15,000	BOA	14,866	6/20/18	134
Korean Won	20,232,720	USD	19,000	BOA	18,739	6/20/18	261
Korean Won	428,216,200	USD	399,500	DUB	396,600	6/20/18	2,900
Korean Won	479,978,700	USD	450,735	HSBC	444,541	6/20/18	6,194
Korean Won	224,744,000	USD	208,000	JPM	208,151	6/20/18	(151)
Korean Won	78,903,240	USD	74,000	JPM	73,078	6/20/18	922
Korean Won	75,927,081	USD	71,731	UBS	70,321	6/20/18	1,410
Korean Won	132,346,680	USD	123,127	SCB	123,033	9/19/18	94
Mexican Peso	9,472,000	USD	486,067	BCLY	468,182	8/27/18	17,885
Mexican Peso	1,104,000	USD	54,641	SOG	54,569	8/27/18	72
New Taiwan Dollar	55,094,778	USD	1,838,331	BNP	1,837,013	6/4/18	1,318
New Taiwan Dollar	55,094,778	USD	1,852,000	GSC	1,837,013	6/4/18	14,987
New Taiwan Dollar	55,094,778	USD	1,875,056	BNP	1,853,120	9/19/18	21,936
New Zealand Dollar	4,348,000	USD	3,071,758	HSBC	3,042,722	6/5/18	29,036
New Zealand Dollar	4,348,000	USD	3,006,270	JPM	3,042,715	7/3/18	(36,445)
Norwegian Krone	8,500,000	USD	1,024,052	JPM	1,038,770	6/4/18	(14,718)
Norwegian Krone	8,540,000	USD	1,047,752	BOA	1,044,910	7/3/18	2,842
Polish Zloty	2,892,133	USD	851,209	HSBC	783,028	7/6/18	68,181
Russian Ruble	40,680,312	USD	698,225	SOG	651,322	6/7/18	46,903
Singapore Dollar	798,876	USD	599,675	HSBC	596,830	6/20/18	2,845
Singapore Dollar	1,677,266	USD	1,258,000	HSBC	1,253,063	6/20/18	4,937
Singapore Dollar	2,476,142	USD	1,864,705	BOA	1,853,844	9/19/18	10,861
South African Rand	1,214,000	USD	95,810	BOA	94,542	8/8/18	1,268
Swedish Krona	49,640,000	USD	5,687,228	BOA	5,629,395	6/4/18	57,833
Swedish Krona	6,245,000	USD	707,641	BOA	708,211	6/4/18	(570)
Swedish Krona	9,665,000	USD	1,103,738	GSC	1,098,686	7/3/18	5,052
Swedish Krona	53,905,000	USD	6,050,154	SOG	6,127,749	7/3/18	(77,595)
Swedish Krona	607,632	USD	69,599	DUB	70,814	4/23/19	(1,215)
Swedish Krona	820,850	USD	97,802	RBS	95,663	4/23/19	2,139
Turkish Lira	1,619,000	USD	345,808	BNP	351,024	7/20/18	(5,216)
Turkish Lira	3,290,732	USD	704,343	GSC	713,481	7/20/18	(9,138)

							2,057,149

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$1,822,177

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2018, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Market Value	Upfront Payment Paid	Unrealized Appreciation
Receive	3-Month KRW Certificate of Deposit Rate	1.993%	7/10/27	JPM	KRW 980,600,000	$25,759	$—	$25,759
Receive	3-Month KRW Certificate of Deposit Rate	2.025%	7/10/27	SOG	KRW 3,500,900,000	82,588	—	82,588

						$108,347	$—	$108,347

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2018, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	0.000%	1/4/21	PAM*	BRL	5,600,000	$3,051	$3,575	$(524)
Receive	U.S. Federal Funds Effective Rate Index	2.673%	4/30/25	12-Month	USD	200,000	(3,283)	20	(3,303)
Receive	U.S. Federal Funds Effective Rate Index	2.683%	4/30/25	12-Month	USD	1,000,000	(17,061)	372	(17,433)
Receive	U.S. Federal Funds Effective Rate Index	2.684%	4/30/25	12-Month	USD	1,000,000	(16,995)	(32)	(16,963)
Receive	U.S. Federal Funds Effective Rate Index	2.696%	4/30/25	12-Month	USD	300,000	(5,369)	—	(5,369)
Receive	U.S. Federal Funds Effective Rate Index	2.710%	4/30/25	12-Month	USD	300,000	(5,639)	—	(5,639)
Pay	28-Day MXN TIIE Banxico	5.825%	1/12/23	28-Day	MXN	6,800,000	(29,383)	2,273	(31,656)
Pay	28-Day MXN TIIE Banxico	7.317%	3/23/22	28-Day	MXN	2,100,000	(2,464)	—	(2,464)
Pay	28-Day MXN TIIE Banxico	7.740%	2/22/27	28-Day	MXN	15,800,000	(18,582)	(2,879)	(15,703)
Receive	3-Month Canadian Bank Bill	1.850%	9/15/27	6-Month	CAD	2,000,000	94,181	35,305	58,876
Receive	3-Month Canadian Bank Bill	2.200%	6/16/26	6-Month	CAD	200,000	3,618	(13,679)	17,297
Pay	3-Month Canadian Bank Bill	2.300%	7/16/20	6-Month	CAD	8,800,000	(128)	(13,489)	13,361
Pay	3-Month FRA New Zealand Bank Bill	2.500%	2/14/20	6-Month	NZD	20,600,000	35,730	22,715	13,015
Pay	3-Month GBP-LIBOR	1.000%	9/19/19	PAM*	GBP	13,100,000	30,867	2,291	28,576
Receive	3-Month GBP-LIBOR	1.000%	9/18/20	PAM*	GBP	13,100,000	13,668	37,969	(24,301)
Pay	3-Month GBP-LIBOR	1.250%	12/19/19	PAM*	GBP	10,700,000	50,899	15,580	35,319
Receive	3-Month GBP-LIBOR	1.500%	12/18/20	PAM*	GBP	10,700,000	(51,215)	(16,796)	(34,419)
Pay	3-Month USD-LIBOR	1.750%	4/1/19	PAM*	USD	82,400,000	(329,692)	(67,811)	(261,881)
Receive	3-Month USD-LIBOR	1.750%	6/20/20	6-Month	USD	27,400,000	506,261	513,968	(7,707)
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month	USD	3,100,000	251,591	(89,304)	340,895
Receive	3-Month USD-LIBOR	1.768%	12/15/46	6-Month	USD	1,100,000	250,987	22,641	228,346
Receive	3-Month USD-LIBOR	2.000%	12/20/19	6-Month	USD	8,200,000	39,200	(573)	39,773
Receive	3-Month USD-LIBOR	2.000%	4/1/20	PAM*	USD	82,400,000	349,838	46,390	303,448
Receive	3-Month USD-LIBOR	2.000%	6/20/23	6-Month	USD	600,000	22,527	28,791	(6,264)
Receive	3-Month USD-LIBOR	2.098%	7/1/41	6-Month	USD	5,400,000	135,517	15,841	119,676
Receive	3-Month USD-LIBOR	2.250%	12/16/22	6-Month	USD	2,200,000	38,032	(12,375)	50,407
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	6,900,000	385,462	420,998	(35,536)
Receive	3-Month USD-LIBOR	2.500%	6/20/48	6-Month	USD	300,000	27,828	37,261	(9,433)
Receive	3-Month USD-LIBOR	2.750%	12/20/47	6-Month	USD	5,700,000	183,718	(183,441)	367,159
Receive	3-Month USD-LIBOR	2.953%	11/12/49	6-Month	USD	600,000	790	—	790
Receive	3-Month USD-LIBOR	2.955%	11/12/49	6-Month	USD	600,000	486	—	486
Pay	3-Month ZAR-SAJIBOR	7.250%	6/20/23	3-Month	ZAR	49,300,000	(39,853)	9,005	(48,858)
Pay	3-Month ZAR-SAJIBOR	8.500%	3/15/27	3-Month	ZAR	5,200,000	17,449	(349)	17,798
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	3-Month	ZAR	15,700,000	52,458	1,570	50,888
Pay	6-Month EURIBOR	0.000%	9/19/20	12-Month	EUR	6,400,000	10,970	245	10,725
Pay	6-Month EURIBOR	0.500%	6/20/23	12-Month	EUR	3,300,000	33,429	3,760	29,669
Pay	6-Month EURIBOR	0.500%	9/19/23	12-Month	EUR	16,600,000	101,636	(95,720)	197,356
Pay	6-Month EURIBOR	0.892%	10/25/27	12-Month	EUR	600,000	2,085	—	2,085
Pay	6-Month EURIBOR	0.910%	10/25/27	6-Month	EUR	2,700,000	14,608	—	14,608
Pay	6-Month EURIBOR	0.952%	10/25/27	12-Month	EUR	2,500,000	24,859	—	24,859
Pay	6-Month EURIBOR	1.000%	6/20/28	12-Month	EUR	3,500,000	30,159	12,078	18,081
Pay	6-Month EURIBOR	1.250%	9/19/28	12-Month	EUR	2,950,000	91,487	53,388	38,099
Receive	6-Month EURIBOR	1.500%	6/20/48	12-Month	EUR	500,000	(2,072)	28,979	(31,051)
Receive	6-Month EURIBOR	1.500%	9/19/48	12-Month	EUR	3,250,000	3,498	85,422	(81,924)
Pay	6-Month GBP-LIBOR	1.250%	9/19/20	6-Month	GBP	1,400,000	8,618	(108)	8,726
Receive	6-Month GBP-LIBOR	1.500%	9/19/23	6-Month	GBP	200,000	(2,872)	(42)	(2,830)
Receive	6-Month GBP-LIBOR	1.500%	9/19/28	6-Month	GBP	2,600,000	(1,191)	30,775	(31,966)
Receive	6-Month GBP-LIBOR	1.750%	9/19/48	6-Month	GBP	750,000	(42,096)	(39,362)	(2,734)
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	10,000,000	(263)	396	(659)
Receive	6-Month JPY-LIBOR	0.300%	3/20/28	6-Month	JPY	60,000,000	(509)	(3,764)	3,255
Receive	6-Month JPY-LIBOR	0.354%	2/16/28	6-Month	JPY	110,000,000	(7,097)	141	(7,238)
Receive	6-Month JPY-LIBOR	0.399%	6/18/28	6-Month	JPY	40,000,000	(3,325)	(38)	(3,287)
Receive	6-Month JPY-LIBOR	0.500%	9/20/46	6-Month	JPY	60,000,000	50,512	62,662	(12,150)
Receive	6-Month JPY-LIBOR	1.000%	3/21/48	6-Month	JPY	80,000,000	(29,471)	(22,317)	(7,154)
Pay	6-Month JPY-LIBOR	1.500%	6/19/33	6-Month	JPY	150,000,000	211,696	105,297	106,399
Receive	6-Month JPY-LIBOR	1.500%	12/20/44	6-Month	JPY	60,000,000	(97,975)	(41,481)	(56,494)
Receive	6-Month JPY-LIBOR	1.500%	12/21/45	6-Month	JPY	20,000,000	(33,035)	(94,654)	61,619

							$2,338,145	$901,494	$1,436,651

*	PAM - paid at maturity

Counterparty Pay Floating Rate Index	Counterparty Receive Floating Rate Index	Maturity Date	Notional Amounts		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	$2,960	$—	$2,960
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	2,939	—	2,939
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	(616)	—	(616)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	4/26/22	USD	6,700,000	(1,823)	—	(1,823)
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	12,483	(555)	13,038

					$15,943	$(555)	$16,498

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2018, International Fixed Income Fund held the following OTC Volatility Swap Contracts:

Pay/Receive Volatility*	Reference Obligation	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Market Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
Pay	EUR vs. CHF spot exchange rate	6.800%	6/24/19	DUB	CHF 100,000	$644	$—	$644
Pay	EUR vs. CHF spot exchange rate	6.750%	6/26/19	DUB	CHF 200,000	1,144	—	1,144
Receive	USD vs. CHF spot exchange rate	9.000%	6/24/19	DUB	CHF 100,000	(1,756)	—	(1,756)
Receive	USD vs. CHF spot exchange rate	9.000%	6/26/19	DUB	CHF 200,000	(3,471)	—	(3,471)

						$(3,439)	$—	$(3,439)

*	Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2018, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 5/31/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BCLY	0.159%	USD	400,000	$(13,831)	$(14,121)	$290
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BNP	0.159%	USD	700,000	(24,205)	(25,057)	852
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BOA	0.159%	USD	200,000	(6,916)	(6,914)	(2)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	GSC	0.159%	USD	500,000	(17,290)	(17,654)	364
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	HSBC	0.159%	USD	300,000	(10,373)	(10,159)	(214)
Mariott International Inc., BBB	(1.490)%	6/20/18	3-Month	BOA	0.095%	USD	1,000,000	(3,792)	—	(3,792)
Markit iTraxx Europe Sub Financials Series 27 5-Year Index	(1.000)%	6/20/22	3-Month	BNP	1.443%	EUR	700,000	12,704	36,666	(23,962)

								$(63,703)	$(37,239)	$(26,464)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group Inc., A-	(1.000)%	12/20/20	3-Month	0.192%	USD	500,000	$(11,257)	$(14,738)	$3,481
Basf Se, A	(1.000)%	12/20/20	3-Month	0.149%	EUR	100,000	(2,836)	(2,908)	72
Bayer AG, A-	(1.000)%	12/20/20	3-Month	0.221%	EUR	200,000	(5,254)	(4,551)	(703)
Koninklijke Dsm NV, A-	(1.000)%	12/20/20	3-Month	0.142%	EUR	300,000	(8,534)	(9,555)	1,021
Markit CDX North America High Yield Series 29 5-Year Index	(5.000)%	12/20/22	3-Month	3.309%	USD	500,000	(38,002)	(37,838)	(164)
Markit CDX North America Investment Grade Series 28 5-Year Index	(1.000)%	6/20/22	3-Month	0.554%	USD	9,800,000	(186,893)	(175,616)	(11,277)
Markit CDX North America Investment Grade Series 29 5-Year Index	(1.000)%	12/20/22	3-Month	0.589%	USD	7,200,000	(140,045)	(150,558)	10,513
Markit iTraxx Europe Senior Financials Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.758%	EUR	300,000	(4,294)	(8,322)	4,028
Markit iTraxx Europe Series 26 5-Year Index	(1.000)%	12/20/21	3-Month	0.446%	EUR	43,500,000	(1,110,073)	(1,285,998)	175,925
Markit iTraxx Europe Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.613%	EUR	16,500,000	(375,212)	(643,847)	268,635
Pfizer Inc., AA	(1.000)%	12/20/20	3-Month	0.161%	USD	300,000	(6,954)	(8,762)	1,808
Reynolds American Inc., BBB+	(1.000)%	12/20/20	3-Month	0.229%	USD	500,000	(10,745)	(14,731)	3,986
Teliasonera AB, A-	(1.000)%	12/20/20	3-Month	0.167%	EUR	100,000	(2,729)	(2,451)	(278)
United Utilities PLC, BBB	(1.000)%	12/20/20	3-Month	0.360%	EUR	200,000	(4,463)	(3,440)	(1,023)
Unitedhealth Group Inc., A+	(1.000)%	12/20/20	3-Month	0.168%	USD	300,000	(6,928)	(8,361)	1,433

							$(1,914,219)	$(2,371,676)	$457,457

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Daimler AG, A	1.000%	12/20/20	3-Month	0.335%	EUR	100,000	$2,252	$1,651	$601
Marks & Spencer PLC, BBB-	1.000%	6/20/23	3-Month	1.525%	EUR	400,000	(11,340)	(12,000)	660
Ryder System, Inc., BBB+	1.000%	6/20/22	3-Month	0.563%	USD	100,000	1,873	1,866	7
Shell International Finance BV, A+	1.000%	12/20/26	3-Month	0.671%	EUR	200,000	6,751	(5,907)	12,658

							$(464)	$(14,390)	$13,926

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2018, International Fixed Income Fund held the following OTC Cross Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6) (amounts below are in 000’s)	Notional Amounts of Currency Delivered (6) (amounts below are in 000’s)	Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month Australian Bank Bill more 0.362% based on the notional amount of currency delivered	9/26/27	BNP	USD 634	AUD 800	$(28,751)	$3,800	$(32,551)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month Australian Bank Bill more 0.368% based on the notional amount of currency delivered	10/5/27	BNP	USD 315	AUD 400	(12,312)	(540)	(11,772)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/26	DUB	USD 244	GBP 200	19,909	(30)	19,939
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/26	RBS	USD 610	GBP 500	49,674	14,000	35,674

						$28,520	$17,230	$11,290

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At May 31, 2018, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,806,000 for open centrally cleared swap contracts.

At May 31, 2018, International Fixed Income Fund had cash collateral from brokers in the amount of $2,330,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
CITI	—	Citigroup Global Markets, Inc.
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
RBS	—	Royal Bank of Scotland PLC
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 96.8%
California - 12.1%
$ 735,000	AAA	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series U-7, 5.000% due 6/1/46	$983,379
1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,230,840
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, Prerefunded 8/15/20 @ 100, 5.500% due 8/15/26(a)	1,137,328
1,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	1,128,520
1,000,000	A3(b)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	1,004,850
640,000	A+	Madera Unified School District, GO, Capital Appreciation Election of 2006, NPFG-Insured, zero coupon, due 8/1/29	442,726
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,673,880

		Total California	7,601,523

Colorado - 11.6%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(c)	869,242
1,435,000	AA	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,618,178
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,646,460
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,142,500
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,042,480

		Total Colorado	7,318,860

District of Colombia - 5.6%
		District of Columbia, Revenue Bonds:
1,500,000	AAA	Income Tax Revenue, Series A, 5.000% due 12/1/28	1,645,185
1,000,000	A	University Revenue, Georgetown University, 5.000% due 4/1/24	1,143,450
700,000	AA-	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(c)	725,060

		Total District of Colombia	3,513,695

Florida - 6.0%
1,400,000	A+	City of Cape Coral FL Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,606,598
1,000,000	A+	City of Jacksonville, FL, Revenue Bonds, Better Jacksonville, Prerefunded 10/1/18 @ 100, 5.000% due 10/1/21(a)	1,010,850
1,000,000	AA	Orlando Utilities Commission, Utility System Revenue Bonds, 2018 Project, Series A, 5.000% due 10/1/33	1,183,020

		Total Florida	3,800,468

Illinois - 6.8%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA+	Advocate Health Care, 4.000% due 6/1/47	1,247,251
600,000	A	DePaul University, 5.000% due 10/1/36	678,828
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,144,527
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,225,320

		Total Illinois	4,295,926

Indiana - 2.7%
		Indiana Municipal Power Agency, Power Supply, Revenue Bonds:
500,000	A+	Series A, 5.000% due 1/1/42	570,165
1,000,000	A+	Series C, 5.000% due 1/1/37	1,150,200

		Total Indiana	1,720,365

Louisiana - 0.9%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A-	5.000% due 1/1/37(c)	280,518
250,000	A-	5.000% due 1/1/38(c)	280,320

		Total Louisiana	560,838

Massachusetts - 8.2%
1,000,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,282,310
1,145,000	AAA	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series A, 5.000% due 7/15/40	1,497,820
1,000,000	A1(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,010,420
1,110,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, Series B, AGM-Insured, 5.250% due 8/1/28	1,382,305

		Total Massachusetts	5,172,855

Minnesota - 1.7%
1,000,000	AA+	State of Minnesota, GO, Trunk Highway, Series B, 5.000% due 8/1/21	1,094,890

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
Nebraska - 3.5%
$ 2,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, Prerefunded 2/1/22 @ 100, 5.000% due 2/1/42(a)	$2,212,080

Nevada - 2.1%
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,338,236

New Jersey - 4.7%
1,340,000	A3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,533,751
1,335,000	WR(b)	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensac University, Prerefunded 1/1/20 @ 100, 5.000% due 1/1/22(a)	1,400,602

		Total New Jersey	2,934,353

North Carolina - 3.2%
2,000,000	AAApre(d)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/26(a)	2,038,500

Oregon - 2.4%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,485,956

South Carolina - 2.8%
1,535,000	Aa3(b)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,767,599

Tennessee - 1.9%
1,160,000	Aa2(b)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,190,496

Texas - 8.6%
		North East, TX, Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	5.250% due 2/1/28	1,231,740
1,000,000	AAA	5.250% due 2/1/30	1,258,120
1,000,000	AA	Texas State Technical College, Revenue Bonds, AGM-Insured, 4.000% due 10/15/33	1,053,010
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	1,895,938

		Total Texas	5,438,808

Utah - 4.6%
500,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	581,615
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, Prerefunded 6/1/23 @ 100, 5.000% due 12/1/44(a)	2,280,620

		Total Utah	2,862,235

Washington - 1.8%
1,000,000	AA+	City of Seattle, WA, Drainage & Wastewater Revenue, Revenue Bonds, 4.000% due 7/1/28	1,104,850

Wisconsin - 5.6%
1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	1,598,895
1,300,000	A+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,318,265
515,000	A	WPPI Energy, Power Supply, Revenue Bonds, Series A, 5.000% due 7/1/24	580,972

		Total Wisconsin	3,498,132

		TOTAL MUNICIPAL BONDS (Cost - $58,838,589)	60,950,665

SHORT-TERM INVESTMENTS - 1.9%
TIME DEPOSITS - 1.9%
887,380		JPMorgan Chase & Co. - New York, 1.050% due 6/1/18	887,380
320,873		Standard Chartered Bank - London, 1.050% due 6/1/18	320,873

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,208,253)	1,208,253

		TOTAL INVESTMENTS - 98.7% (Cost - $60,046,842)	62,158,918

		Other Assets in Excess of Liabilities - 1.3%	848,923

		TOTAL NET ASSETS - 100.0%	$63,007,841

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service.
(c)	Income from this issue is considered a preference item for purpose of calculating the alternative minimum tax (AMT).
(d)	Rating by Fitch Ratings Service.

At May 31, 2018, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal Bond Fund	$60,046,842	$2,334,077	$(222,001)	$2,112,076

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed

See pages 253-254 for definitions of ratings.

Summary of Investments by Industry^
Higher Education	20.6%
Health Care Providers & Services	11.7
School District	11.4
Transportation	9.8
Power	8.7
Water and Sewer	8.4
General Obligation	8.1
Utilities	7.3
Airport	6.2
Nursing Homes	2.2
Single Family Housing	1.9
Development	1.8
Short-Term Investments	1.9

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 108.2%
			U.S. Treasury Inflation Indexed Bonds:
$ 16,562,239			2.375% due 1/15/25(a)	$18,415,473
8,704,565			2.000% due 1/15/26	9,557,055
1,902,362			1.750% due 1/15/28	2,080,596
13,289,256			3.625% due 4/15/28	16,921,179
16,344,825			2.500% due 1/15/29(a)	19,238,160
6,545,745			3.875% due 4/15/29	8,649,600
413,346			3.375% due 4/15/32	552,940
4,618,400			2.125% due 2/15/40	5,793,453
1,709,340			2.125% due 2/15/41	2,159,849
220,882			0.750% due 2/15/42	214,779
217,088			0.625% due 2/15/43	204,349
5,129,036			1.375% due 2/15/44	5,696,440
635,856			0.750% due 2/15/45	612,793
5,360,890			1.000% due 2/15/46	5,487,472
5,406,826			0.875% due 2/15/47	5,366,600
536,355			1.000% due 2/15/48	550,800
			U.S. Treasury Inflation Indexed Notes:
9,061,190			0.125% due 4/15/19(a)	9,027,918
18,051,045			0.125% due 4/15/20	17,910,265
2,145,563			1.250% due 7/15/20	2,190,339
20,608,142			0.125% due 4/15/21(a)	20,345,911
409,679			0.625% due 7/15/21	412,516
905,064			0.125% due 4/15/22	888,690
15,550,180			0.125% due 1/15/23	15,240,927
1,135,288			0.625% due 4/15/23	1,136,240
4,119,969			0.375% due 7/15/23	4,093,092
6,481,352			0.625% due 1/15/24	6,486,847
17,201,553			0.125% due 7/15/24	16,739,026
4,286,126			0.250% due 1/15/25	4,174,800
1,403,808			0.375% due 7/15/25	1,380,376
16,552,098			0.625% due 1/15/26	16,475,603
2,238,365			0.125% due 7/15/26	2,144,446
258,275			0.375% due 1/15/27	250,885
15,375,969			0.500% due 1/15/28(a)	15,034,139
			U.S. Treasury Notes:
400,000			1.750% due 11/30/21	388,851
62,000			2.125% due 12/31/21	61,007
14,500,000			1.875% due 2/28/22(a)	14,123,057
1,600,000			2.125% due 3/31/24(a)	1,548,594
640,000			1.875% due 8/31/24	608,500
900,000			2.250% due 11/15/24	873,264
561,000			2.750% due 2/15/28	557,132

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $254,897,603)	253,593,963

SOVEREIGN BONDS - 7.7%
Argentina - 0.5%
617,000	ARS	NR	Argentina Bonar Bonds, 28.117% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(b)	24,459
10,244,000	ARS	NR	Argentina POM Politica Monetaria, 33.218% due 6/21/20(b)	455,421
			Argentina Treasury Bills:
200,000		NR	zero coupon, due 9/28/18	197,455

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Argentina - 0.5% - (continued)
$ 263,000		NR	zero coupon, due 11/16/18	$257,695
200,000		B+	Argentine Republic Government International Bonds, 5.875% due 1/11/28	175,500

			Total Argentina	1,110,530

Australia - 0.8%
			Australia Government Bonds:
1,040,000	AUD	Aaa(c)	1.250% due 2/21/22	911,331
890,000	AUD	Aaa(c)	3.000% due 9/20/25	948,054

			Total Australia	1,859,385

Brazil - 3.3%
			Brazil Letras do Tesouro Nacional:
4,023,000	BRL	BB-	zero coupon, due 7/1/18	1,074,690
900,000	BRL	BB-	zero coupon, due 10/1/18	236,544
25,139,000	BRL	BB-	zero coupon, due 1/1/19	6,498,337

			Total Brazil	7,809,571

Canada - 0.2%
			Canadian Government Real Return Bonds:
453,966	CAD	AAA	4.250% due 12/1/26	461,787
51,129	CAD	AAA	0.500% due 12/1/50(d)	39,601

			Total Canada	501,388

Cyprus - 0.1%
			Cyprus Government International Bonds:
80,000	EUR	BB+	3.750% due 7/26/23	100,057
90,000	EUR	Ba3(c)	4.250% due 11/4/25	114,070
80,000	EUR	Ba3(c)	3.875% due 5/6/22	100,641
30,000	EUR	BB+	2.750% due 6/27/24	35,417

			Total Cyprus	350,185

France - 0.5%
			French Republic Government Bonds OAT:
218,940	EUR	Aa2u(c)	0.250% due 7/25/24	282,308
728,105	EUR	Aa2u(c)	0.100% due 3/1/25	925,114

			Total France	1,207,422

Italy - 0.5%
			Italy Buoni Poliennali Del Tesoro:
621,017	EUR	Baa2u(c)	2.600% due 9/15/23	779,775
144,397	EUR	Baa2u(c)	2.350% due 9/15/24(e)	178,930
100,411	EUR	Baa2u(c)	1.650% due 4/23/20	119,349

			Total Italy	1,078,054

New Zealand - 0.3%
970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	778,886

Peru - 0.2%
1,400,000	PEN	A3(c)	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(e)	436,017

Qatar - 0.2%
			Qatar Government International Bonds:
200,000		AA-	3.875% due 4/23/23(e)	200,085
200,000		AA-	5.103% due 4/23/48(e)	199,338

			Total Qatar	399,423

United Kingdom - 1.1%
200,000	GBP	Aa2u(c)	United Kingdom Gilt, 4.250% due 12/7/27	338,064
			United Kingdom Gilt Inflation Linked Bonds:
948,350	GBP	Aa2u(c)	0.125% due 3/22/26	1,469,222
139,263	GBP	Aa2u(c)	0.125% due 3/22/46	297,687
70,893	GBP	Aa2u(c)	0.125% due 8/10/48	157,220
7,355	GBP	Aa2u(c)	0.125% due 11/22/56	18,661
70,528	GBP	Aa2u(c)	0.125% due 11/22/65	210,982

			Total United Kingdom	2,491,836

			TOTAL SOVEREIGN BONDS (Cost - $18,836,941)	18,022,697

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
$ 466,519		Caa2(c)	Alternative Loan Trust, Series 2006-HY11, Class A1, 2.080% (1-Month USD-LIBOR + 0.120%) due 6/25/36(b)	$437,922
920,106		Caa3(c)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(b)	891,140
4,870		AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 4.016% (6-Month USD-LIBOR + 1.500%) due 9/25/45(b)	4,889
430,000		AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 3.078% (3-Month USD-LIBOR + 0.730%) due 4/16/26(b)(e)	430,018
54,857		AA+	Banc of America Funding Trust, Series 2005-B, Class 3A1B, 2.568% (1-Month USD-LIBOR + 0.620%) due 4/20/35(b)	54,471
40,713		BBB+	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 4.053% due 5/25/33(b)	41,297
440,049		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 2.935% (1-Month USD-LIBOR + 0.975%) due 6/25/34(b)	440,769
113,882		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 2.320% (1-Month USD-LIBOR + 0.360%) due 3/25/35(b)(e)	113,538
192,397		Caa2(c)	CHL Mortgage Pass-Through Trust, Series 2006-6, Class A4, 6.000% due 4/25/36	168,306
11,381		B-	Citigroup Mortgage Loan Trust Inc., Series 2004-HYB2, Class 2A, 3.889% due 3/25/34(b)	11,484
			Countrywide Asset-Backed Certificates:
534,433		CC	Series 2007-1, Class 1A, 2.100% (1-Month USD-LIBOR + 0.140%) due 7/25/37(b)	497,834
111,616		CC	Series 2007-6, Class 1A, 2.160% (1-Month USD-LIBOR + 0.200%) due 9/25/37(b)	101,256
903,000		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 2.047% (1-Month USD-LIBOR + 0.150%) due 9/29/36(b)(e)	851,168
120,840		NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(e)	122,035
100,000		Aaa(c)	Evans Grove CLO Ltd., Series 2018-1A, Class A1, 3.239% (3-Month USD-LIBOR + 0.920%) due 5/28/28(b)(e)	100,000
7,052		AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 2.288% (1-Month USD-LIBOR + 0.340%) due 6/20/35(b)	6,938
90,948		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 2.600% (1-Month USD-LIBOR + 0.640%) due 7/25/45(b)	88,134
250,000		Aaa(c)	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class A, 3.203% (3-Month USD-LIBOR + 0.850%) due 1/17/28(b)(e)	250,050
260,000	EUR	NR	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.473% (0.800% - 3-Month EURIBOR) due 12/15/29(b)(e)	304,180
450,000		Aaa(c)	LMREC Inc., Series 2015-CRE1, Class AR, 2.948% (1-Month USD-LIBOR + 0.980%) due 2/22/32(b)(e)	450,965
320,000		Aaa(c)	Monarch Grove CLO 18-1, Series 2018-1A, Class A1, 3.240% (3-Month USD-LIBOR + 0.880%) due 1/25/28(b)(e)	320,150
660,000		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3.162% (3-Month USD-LIBOR + 0.820%) due 10/13/27(b)(e)	659,363
23,478		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 2.399% (1-Month USD-LIBOR + 0.480%) due 6/15/30(b)	22,635
66,771		NR	NYMT Residential, Series 2016-RP1A, Class A, step bond to yield, 4.000% due 3/25/21(e)	66,871
			Option One Mortgage Loan Trust:
141,149		CC	Series 2007-1, Class 1A1, 2.100% (1-Month USD-LIBOR + 0.140%) due 1/25/37(b)	110,507
139,774		CC	Series 2007-2, Class 1A1, 2.100% (1-Month USD-LIBOR + 0.140%) due 3/25/37(b)	107,006
600,000		B-	RASC Trust, Series 2006-KS3, Class M1, 2.290% (1-Month USD-LIBOR + 0.330%) due 4/25/36(b)	592,336
644,274		CC	Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR3, Class A3, 2.210% (1-Month USD-LIBOR + 0.250%) due 5/25/36(b)	432,037
602,227		B	Sequoia Mortgage Trust, Series 6, Class A, 2.588% (1-Month USD-LIBOR + 0.640%) due 4/19/27(b)	574,231
260,000		Aaa(c)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3.228% (3-Month USD-LIBOR + 0.880%) due 4/15/28(b)(e)	260,022
360,000		Aaa(c)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 3.199% (3-Month USD-LIBOR + 0.840%) due 4/20/28(b)(e)	360,045
540,000		AAA	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 2.784% (3-Month USD-LIBOR + 0.800%) due 2/28/26(b)(e)	540,214
800,000		Aaa(c)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.198% (3-Month USD-LIBOR + 0.850%) due 1/15/28(b)(e)	801,025
330,000		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 3.228% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(e)	330,044
463,705		NR	VOLT LVII LLC, Series 2017-NPL4, Class A1, step bond to yield, 3.375% due 4/25/47(e)	463,574
			WaMu Mortgage Pass-Through Certificates Trust:
19,622		Baa1(c)	Series 2002-AR2, Class A, 2.064% (11th District Cost of Funds Index + 1.250%) due 2/27/34(b)	19,428
9,522		BBB	Series 2002-AR17, Class 1A, 2.758% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(b)	9,113
4,743		A+	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, 4.350% due 5/25/34(b)	4,858

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $10,871,853)	11,039,853

MORTGAGE-BACKED SECURITIES - 4.1%
FNMA - 4.1%
			Federal National Mortgage Association (FNMA):
6,570,000			3.500% due 7/1/48(f)	6,547,929
3,000,000			4.000% due 8/1/48(f)	3,058,582

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $9,557,497)	9,606,511

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES—2.8%
Agriculture—0.1%
$ 100,000		BBB+	BAT Capital Corp., Company Guaranteed Notes, 2.945% (3-Month USD-LIBOR + 0.590%) due 8/14/20(b)(e)	$100,393

Auto Manufacturers - 0.1%
20,000		A+	American Honda Finance Corp., Senior Unsecured Notes, 2.713% (3-Month USD-LIBOR + 0.350%) due 11/5/21(b)	20,031
200,000		A-	Hyundai Capital America, Senior Unsecured Notes, 1.750% due 9/27/19(e)	196,219

			Total Auto Manufacturers	216,250

Banks - 1.0%
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	694,752
100,000		BBB+	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 2.876% (3-Month USD-LIBOR + 0.821%) due 10/31/22(b)	97,645
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	171,502
240,000		B	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(b)(g)	260,328
400,000		Aaa(c)	Toronto-Dominion Bank (The), Covered Notes, 2.250% due 3/15/21(e)	392,228
			UBS AG, Senior Unsecured Notes:
400,000		A+	2.355% (3-Month USD-LIBOR + 0.320%) due 12/7/18(b)(e)	400,420
400,000		A+	2.627% (3-Month USD-LIBOR + 0.580%) due 6/8/20(b)(e)	401,751

			Total Banks	2,418,626

Diversified Financial Services - 0.9%
			Ally Financial Inc.:
400,000		BB+	Company Guaranteed Notes, 8.000% due 11/1/31	482,000
100,000		BB+	Senior Unsecured Notes, 8.000% due 11/1/31	120,500
600,000		BBB-	International Lease Finance Corp., Senior Unsecured Notes, 6.250% due 5/15/19	618,487
200,000		B+	Navient Corp., Senior Unsecured Notes, 5.500% due 1/15/19	202,550
700,000		B	Springleaf Finance Corp., Company Guaranteed Notes, 5.250% due 12/15/19	715,750

			Total Diversified Financial Services	2,139,287

Electric - 0.0%
100,000		BBB+	Sempra Energy, Senior Unsecured Notes, 2.575% (3-Month USD-LIBOR + 0.450%) due 3/15/21(b)	100,241

Media - 0.1%
100,000		BBB-	Time Warner Cable LLC, Senior Secured Notes, 6.750% due 7/1/18	100,286

Oil & Gas - 0.3%
757,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.999% due 1/27/28(e)	702,307

Pipelines - 0.1%
200,000		BBB+	Enbridge Inc., Senior Unsecured Notes, 2.737% (3-Month USD-LIBOR + 0.400%) due 1/10/20(b)	200,137

Telecommunications - 0.2%
500,000		BBB+	AT&T Inc., Senior Unsecured Notes, 3.298% (3-Month USD-LIBOR + 0.950%) due 7/15/21(b)	507,774

			TOTAL CORPORATE BONDS & NOTES (Cost - $6,492,028)	6,485,301

ASSET-BACKED SECURITY - 0.1%
Student Loans - 0.1%
245,780		Aaa(c)	Navient Student Loan Trust, Series 2016-7A, Class A, 3.110% (1-Month USD-LIBOR + 1.150%) due 3/25/66(b)(e) (Cost - $245,780)	250,966

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $300,901,702)	298,999,291

Face Amount†
SHORT-TERM INVESTMENTS - 2.3%
SOVEREIGN BONDS - 1.7%
			Argentina Treasury Bills:
65,000		NR	2.839% due 6/15/18(h)	64,930
600,000	ARS	NR	25.700% due 6/15/18(h)	23,826
42,000		NR	2.839% due 6/29/18(h)	41,910
100,000		NR	2.830% due 7/13/18(h)	99,680
700,000	ARS	NR	25.436% due 9/14/18(h)	26,307
100,000		NR	3.100% due 10/26/18(h)	98,789
390,000,000	JPY	NR	Japan Treasury Discount Bills, (0.156)% due 7/30/18(h)	3,586,759

			TOTAL SOVEREIGN BONDS (Cost - $3,942,562)	3,942,201

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount†		Rating††	Security	Value
TIME DEPOSITS - 0.6%
$ 1,085,296			ANZ National Bank - London, 1.050% due 6/1/18	$1,085,296
106,418	GBP		Banco Santander - Frankfurt, 0.230% due 6/1/18	141,451
			BBH - Grand Cayman:
2,103	DKK		(0.750)% due 6/1/18	330
13,281	EUR		(0.580)% due 6/1/18	15,526
8,715,762	JPY		(0.220)% due 6/1/18	80,127
87	CAD		0.510% due 6/1/18	67
11,937	AUD		0.760% due 6/1/18	9,028
6,064	NZD		0.850% due 6/1/18	4,243
548	ZAR		5.150% due 6/1/18	43

			TOTAL TIME DEPOSITS (Cost - $1,336,111)	1,336,111

			TOTAL SHORT-TERM INVESTMENTS IN SECURITIES (Cost - $5,278,673)	5,278,312

			TOTAL INVESTMENTS IN SECURITIES (Cost - $306,180,375)	304,277,603

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $98,197)	86,458

			TOTAL INVESTMENTS - 129.9% (Cost - $306,278,572)	304,364,061

			Liabilities in Excess of Other Assets - (29.9)%	(70,014,827)

			TOTAL NET ASSETS - 100.0%	$234,349,234

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2018.
(c)	Rating by Moody’s Investors Service.
(d)	Illiquid security.
(e)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $9,881,916 and represents 4.2% of net assets.
(f)	This security is traded on a TBA basis (see Note 1).
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Rate shown represents yield-to-maturity.

At May 31, 2018, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Inflation-Linked Fixed Income Fund	$306,278,572	$6,100,111	$(6,841,090)	$(740,979)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company

Summary of Investments by Security Type^
U.S. Government Obligations	83.3%
Sovereign Bonds	5.9
Collateralized Mortgage Obligations	3.7
Mortgage-Backed Securities	3.2
Corporate Bonds & Notes	2.1
Asset-Backed Security	0.1
Purchased Options	0.0 *
Short-Term Investments	1.7

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Schedule of Options Contracts Purchased

Interest Rate Swaptions

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,550,000	$3,565,481	OTC 10-Year Swaption, 3-Month USD-LIBOR, Put(a)	JPM	7/16/18	2.765%	$24,509
400,000	920,124	OTC 30-Year Swaption, 3-Month USD-LIBOR, Call(a)	DUB	6/15/18	2.150%	—
400,000	920,124	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put(a)	DUB	6/15/18	2.150%	61,949

		Total Interest Rate Swaptions				$86,458

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost - $98,197)				$86,458

(a)	Illiquid security.

Schedule of Options Contracts Written

Credit Default Swaptions

Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Exercise Rate		Value
500,000	$325,905		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	JPM	6/20/18		0.900%	$100
600,000	391,086		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	BNP	7/18/18		0.750	809
300,000	195,543		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	BCLY	7/18/18		0.950	152
300,000	195,543		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	DUB	7/18/18		0.950	152
1,200,000	782,172		OTC Markit CDX North America Investment Grade Series 30 5-Year Index, Put	BNP	9/19/18		0.900	240
2,500,000	1,666,075	EUR	OTC Markit iTraxx Europe Series 29 5-Year Index, Call	BCLY	6/20/18		0.500	28
2,500,000	1,666,075	EUR	OTC Markit iTraxx Europe Series 29 5-Year Index, Put	BCLY	6/20/18		0.800	3,524

			Total Credit Default Swaptions					$5,005

Options on Futures
Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Strike Price		Value
18	2,898,540	EUR	Euro-Bund September Futures, Call	CSFB	8/24/18	EUR	162.00	$38,088
9	1,449,270	EUR	Euro-Bund September Futures, Put	CSFB	8/24/18	EUR	157.00	3,262
11	$1,323,266		U.S. Treasury 10-Year Note July Futures, Call	MLP	6/22/18		$119.00	16,844
23	2,766,828		U.S. Treasury 10-Year Note July Futures, Call	MLP	6/22/18		$119.50	25,516
4	481,188		U.S. Treasury 10-Year Note July Futures, Call	CITI	6/22/18		$120.00	3,000
7	842,078		U.S. Treasury 10-Year Note July Futures, Call	CITI	6/22/18		$120.50	3,390
34	4,090,094		U.S. Treasury 10-Year Note July Futures, Put	MLP	6/22/18		$117.50	531
4	481,188		U.S. Treasury 10-Year Note July Futures, Put	CITI	6/22/18		$118.00	125
7	842,078		U.S. Treasury 10-Year Note July Futures, Put	CITI	6/22/18		$118.50	328

			Total Options on Futures					$91,084

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $45,720)					$96,089

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Schedule of Reverse Repurchase Agreements

Face Amounts	Security	Value
	Merrill Lynch & Pierce, Fenner & Smith Inc.:
$ 12,229,500	1.850% due 6/5/18	$12,229,500
	Royal Bank of Canada:
1,674,625	2.000% due 7/6/18	1,674,625
	Royal Bank of Scotland PLC:
34,644,485	2.060% due 7/23/18	34,644,485
	Standard Chartered Bank:
14,065,000	2.120% due 8/22/18	14,065,000

	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds — $62,613,610)	$62,613,610

For the period ended May 31, 2018, the average borrowing and interest rate under the reverse repurchase agreements were $63,105,782 and 1.520%, respectively.

At May 31, 2018, Inflation-Linked Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	1	12/18	$244,250	$243,600	$(650)
90-Day Eurodollar December Futures	1	12/19	243,688	242,888	(800)
90-Day Eurodollar June Futures	1	6/18	244,825	244,194	(631)
90-Day Eurodollar June Futures	1	6/19	243,925	243,175	(750)
90-Day Eurodollar March Futures	1	3/19	244,075	243,388	(687)
90-Day Eurodollar September Futures	1	9/18	244,525	243,912	(613)
90-Day Eurodollar September Futures	1	9/19	243,800	243,012	(788)
Euro-Bund September Futures	9	9/18	1,696,128	1,705,317	9,189
Short Euro-BTP June Futures	1	6/18	131,202	128,127	(3,075)
U.S. Treasury 5-Year Note September Futures	13	9/18	1,485,324	1,480,579	(4,745)
U.S. Treasury 10-Year Note September Futures	84	9/18	10,112,663	10,116,750	4,087

					537

Contracts to Sell:
Australian Government 3-Year Bond June Futures	14	6/18	1,174,000	1,177,294	(3,294)
Australian Government 10-Year Bond June Futures	4	6/18	384,931	390,267	(5,336)
Euro-OAT September Futures	29	9/18	5,179,979	5,207,078	(27,099)
Japan Government 10-Year Bond June Futures	4	6/18	5,541,623	5,551,644	(10,021)
U.S. Treasury 2-Year Note September Futures	40	9/18	8,455,618	8,489,375	(33,757)
U.S. Treasury Long Bond September Futures	49	9/18	6,881,900	7,111,125	(229,225)
U.S. Treasury Ultra Long Bond September Futures	1	9/18	153,508	159,500	(5,992)
U.S. Ultra Long Bond September Futures	5	9/18	635,821	641,719	(5,898)
United Kingdom Treasury 10-Year Gilt September Futures	34	9/18	5,482,312	5,579,503	(97,191)

					(417,813)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(417,276)

At May 31, 2018, Inflation-Linked Fixed Income Fund had deposited cash of $356,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2018, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	1,157,750	USD	46,396	BNP	$46,383	6/4/18	$(13)
Argentine Peso	61,515	USD	2,406	DUB	2,465	6/4/18	59
Argentine Peso	1,074,000	USD	46,473	HSBC	43,027	6/4/18	(3,446)
Argentine Peso	22,235	USD	874	HSBC	891	6/4/18	17
Argentine Peso	11,253,083	USD	448,330	BNP	448,884	6/8/18	554
Argentine Peso	2,428,495	USD	96,140	BNP	96,148	6/15/18	8
Argentine Peso	753,000	USD	37,575	BNP	29,622	6/21/18	(7,953)
Argentine Peso	4,417,962	USD	175,630	DUB	171,611	7/3/18	(4,019)
Argentine Peso	2,428,495	USD	87,419	BCLY	87,529	9/26/18	110
Brazilian Real	8,544,000	USD	2,349,189	BNP	2,286,692	7/3/18	(62,497)
Brazilian Real	2,774,000	USD	782,290	JPM	742,426	7/3/18	(39,864)
Brazilian Real	8,607,000	USD	2,326,531	JPM	2,303,553	7/3/18	(22,978)
Brazilian Real	4,652,000	USD	1,268,007	SCB	1,245,048	7/3/18	(22,959)
British Pound	2,288,000	USD	3,036,933	SCB	3,041,210	6/4/18	4,277
Chinese Offshore Renminbi	7,059,075	USD	1,113,419	HSBC	1,100,280	6/20/18	(13,139)
Euro	3,216,000	USD	3,720,912	BNP	3,759,667	6/4/18	38,755
Euro	327,000	USD	385,020	BNP	382,280	6/4/18	(2,740)
Euro	345,000	USD	406,772	SCB	403,323	6/4/18	(3,449)
Euro	161,000	USD	188,677	SCB	188,217	6/4/18	(460)
Euro	512,000	USD	599,391	MLP	599,964	7/3/18	573
Indian Rupee	39,053,735	USD	590,962	HSBC	578,120	6/20/18	(12,842)
Indian Rupee	39,053,735	USD	570,878	BNP	572,284	9/19/18	1,406
Indonesian Rupiah	3,652,622,400	USD	264,357	HSBC	262,230	6/20/18	(2,127)
Indonesian Rupiah	3,652,622,400	USD	254,361	HSBC	259,299	9/19/18	4,938
Japanese Yen	122,200,000	USD	1,117,464	JPM	1,123,420	6/4/18	5,956
Korean Won	134,713,600	USD	124,764	HSBC	124,768	6/20/18	4
Korean Won	407,193,200	USD	377,545	SCB	377,130	6/20/18	(415)
Mexican Peso	2,532,000	USD	133,222	BNP	125,152	8/27/18	(8,070)
Russian Ruble	42,914,400	USD	698,249	JPM	687,090	6/7/18	(11,159)
Russian Ruble	42,815,115	USD	685,022	HSBC	679,472	8/24/18	(5,550)

							(167,023)

Contracts to Sell:
Argentine Peso	1,157,750	USD	55,000	BNP	46,382	6/4/18	8,618
Argentine Peso	61,515	USD	2,465	DUB	2,464	6/4/18	1
Argentine Peso	1,096,235	USD	43,931	HSBC	43,918	6/4/18	13
Argentine Peso	3,745,409	USD	168,333	BNP	149,404	6/8/18	18,929
Argentine Peso	7,507,674	USD	336,667	HSBC	299,480	6/8/18	37,187
Argentine Peso	2,428,495	USD	95,988	BCLY	96,148	6/15/18	(160)
Argentine Peso	11,253,083	USD	417,942	BNP	415,780	8/27/18	2,162
Australian Dollar	423,000	USD	319,882	DUB	319,914	6/4/18	(32)
Australian Dollar	784,000	USD	592,305	HSBC	592,939	6/4/18	(634)
Australian Dollar	1,984,000	USD	1,498,667	JPM	1,500,499	6/4/18	(1,832)
Australian Dollar	3,191,000	USD	2,419,602	JPM	2,413,783	7/3/18	5,819
Brazilian Real	14,300,000	USD	4,079,886	BNP	3,827,211	7/3/18	252,675
Brazilian Real	4,300,000	USD	1,297,604	DUB	1,150,840	7/3/18	146,764
Brazilian Real	5,400,000	USD	1,544,663	DUB	1,445,241	7/3/18	99,422
Brazilian Real	200,000	USD	58,420	JPM	53,528	7/3/18	4,892
Brazilian Real	4,400,000	USD	1,308,550	JPM	1,177,603	7/3/18	130,947
Brazilian Real	900,000	USD	260,447	SCB	239,023	10/2/18	21,424
Brazilian Real	8,670,000	USD	2,349,212	BNP	2,285,427	1/3/19	63,785
Brazilian Real	2,860,000	USD	795,660	JPM	753,901	1/3/19	41,759
Brazilian Real	8,872,000	USD	2,363,661	JPM	2,338,674	1/3/19	24,987
Brazilian Real	4,737,000	USD	1,272,395	SCB	1,248,681	1/3/19	23,714
British Pound	2,288,000	USD	3,199,155	SCB	3,041,211	6/4/18	157,944
British Pound	2,288,000	USD	3,041,633	SCB	3,045,919	7/3/18	(4,286)
Canadian Dollar	1,617,000	USD	1,256,625	HSBC	1,247,012	6/4/18	9,613
Chinese Offshore Renminbi	7,059,075	USD	1,119,422	JPM	1,100,279	6/20/18	19,143
Chinese Offshore Renminbi	7,059,075	USD	1,109,290	HSBC	1,095,916	9/19/18	13,374
Euro	4,049,000	USD	4,944,161	DUB	4,733,486	6/4/18	210,675
Euro	3,216,000	USD	3,730,110	BNP	3,768,522	7/3/18	(38,412)
Indian Rupee	39,053,735	USD	577,206	BNP	578,121	6/20/18	(915)
Indonesian Rupiah	3,652,622,400	USD	258,136	HSBC	262,230	6/20/18	(4,094)
Japanese Yen	82,400,000	USD	755,593	MLP	757,527	6/4/18	(1,934)
Japanese Yen	150,000,000	USD	1,380,599	JPM	1,384,557	7/30/18	(3,958)
Japanese Yen	240,000,000	USD	2,207,546	JPM	2,215,290	7/30/18	(7,744)
Korean Won	541,906,800	USD	501,325	HSBC	501,897	6/20/18	(572)
Korean Won	407,193,200	USD	378,827	SCB	378,539	9/19/18	288
New Zealand Dollar	1,057,000	USD	740,783	JPM	739,687	6/5/18	1,096
Peruvian Sol	1,581,510	USD	483,140	BNP	482,146	7/19/18	994
Russian Ruble	42,914,400	USD	753,348	BCLY	687,090	6/7/18	66,258
Russian Ruble	42,914,400	USD	696,877	JPM	685,636	6/25/18	11,241

							1,309,151

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$1,142,128

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2018, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	U.S. Federal Funds Effective Rate Index	2.428%	12/20/47	12-Month	USD	100,000	$(504)	$241	$(745)
Receive	U.S. Federal Funds Effective Rate Index	2.478%	12/20/47	12-Month	USD	378,000	(6,013)	758	(6,771)
Receive	U.S. Federal Funds Effective Rate Index	2.499%	12/20/47	12-Month	USD	950,000	(19,456)	2,364	(21,820)
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	(8,448)	2,137	(10,585)
Receive	3-Month USD-LIBOR	1.750%	6/20/20	6-Month	USD	6,800,000	125,642	133,111	(7,469)
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month	USD	630,000	51,130	(16,090)	67,220
Receive	3-Month USD-LIBOR	2.000%	12/20/19	6-Month	USD	100,000	478	(714)	1,192
Pay	3-Month USD-LIBOR	2.000%	6/20/23	6-Month	USD	2,300,000	(87,822)	(88,855)	1,033
Receive	3-Month USD-LIBOR	2.000%	7/27/26	6-Month	USD	3,100,000	126,671	90,254	36,417
Pay	3-Month USD-LIBOR	2.250%	12/20/22	6-Month	USD	12,100,000	(217,388)	15,240	(232,628)
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	5,200,000	287,791	286,932	859
Receive	3-Month USD-LIBOR	2.400%	12/7/26	6-Month	USD	2,900,000	69,069	17,679	51,390
Receive	3-Month USD-LIBOR	2.500%	2/22/26	6-Month	USD	9,530,000	180,332	(281,476)	461,808
Receive	3-Month USD-LIBOR	2.500%	12/20/27	6-Month	USD	900,000	24,014	(9,491)	33,505
Receive	3-Month USD-LIBOR	2.500%	6/20/48	6-Month	USD	1,070,000	99,253	127,851	(28,598)
Receive	3-Month USD-LIBOR	3.100%	4/17/28	6-Month	USD	4,140,000	(16,199)	(24,343)	8,144
Receive	6-Month GBP-LIBOR	1.500%	9/19/28	6-Month	GBP	1,060,000	(486)	26,980	(27,466)
Receive	6-Month GBP-LIBOR	1.750%	9/19/48	6-Month	GBP	920,000	(51,638)	(56,304)	4,666
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	260,000,000	(6,842)	(4,697)	(2,145)
Receive	6-Month JPY-LIBOR	0.450%	3/20/29	6-Month	JPY	80,000,000	(6,217)	(4,651)	(1,566)

							$543,367	$216,926	$326,441

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2018, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Year EUR Inflation Linked	1.295%	3/15/21	EUR	700,000	$3,275	$—	$3,275
Receive	5-Year EUR Inflation Linked	1.350%	1/15/23	EUR	480,000	(2,651)	196	(2,847)
Pay	5-Year EUR Inflation Linked	1.507%	5/15/23	EUR	441,000	184	420	(236)
Receive	10-Year EUR Inflation Linked	1.360%	6/15/27	EUR	800,000	(20,238)	(11,973)	(8,265)
Receive	10-Year EUR Inflation Linked	1.385%	12/15/26	EUR	70,000	(1,460)	(6,018)	4,558
Receive	10-Year EUR Inflation Linked	1.520%	11/15/27	EUR	2,770,000	(21,962)	(18,586)	(3,376)
Receive	10-Year EUR Inflation Linked	1.535%	3/15/28	EUR	700,000	(4,174)	91	(4,265)
Receive	10-Year EUR Inflation Linked	1.575%	1/15/28	EUR	220,000	(557)	—	(557)
Receive	10-Year EUR Inflation Linked	1.590%	2/15/28	EUR	240,000	(114)	(194)	80
Receive	10-Year EUR Inflation Linked	1.606%	2/15/28	EUR	160,000	246	—	246
Receive	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	712	57	655
Pay	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	104	—	104
Receive	20-Year EUR Inflation Linked	1.910%	1/15/38	EUR	160,000	2,525	485	2,040
Receive	30-Year EUR Inflation Linked	1.946%	3/15/48	EUR	100,000	(552)	—	(552)
Receive	15-Year GBP Inflation Linked	3.100%	6/15/31	GBP	2,900,000	(230,592)	(300,001)	69,409
Receive	15-Year GBP Inflation Linked	3.530%	10/15/31	GBP	1,190,000	48,292	(7,845)	56,137
Pay	30-Year GBP Inflation Linked	3.428%	3/15/47	GBP	370,000	(3,090)	21,675	(24,765)
Pay	30-Year GBP Inflation Linked	3.585%	10/15/46	GBP	240,000	(32,718)	(20,844)	(11,874)
Pay	1-Year USD Inflation Linked	2.070%	3/23/19	USD	2,340,000	1,032	135	897
Pay	3-Year USD Inflation Linked	2.168%	7/15/20	USD	1,100,000	3,543	—	3,543
Pay	4-Year USD Inflation Linked	2.027%	11/23/20	USD	700,000	5,868	—	5,868
Pay	5-Year USD Inflation Linked	1.550%	7/26/21	USD	400,000	13,381	13,538	(157)
Pay	5-Year USD Inflation Linked	1.603%	9/12/21	USD	310,000	9,287	9,337	(50)
Pay	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	6,280	—	6,280
Pay	5-Year USD Inflation Linked	2.220%	4/13/23	USD	7,730,000	790	—	790
Pay	5-Year USD Inflation Linked	2.263%	4/27/23	USD	610,000	(1,457)	(136)	(1,321)
Pay	5-Year USD Inflation Linked	2.263%	5/9/23	USD	360,000	(671)	—	(671)
Pay	5-Year USD Inflation Linked	2.281%	5/10/23	USD	550,000	(1,477)	—	(1,477)
Receive	10-Year USD Inflation Linked	1.730%	7/26/26	USD	400,000	(21,985)	(21,441)	(544)
Receive	10-Year USD Inflation Linked	1.762%	8/30/26	USD	1,500,000	(75,078)	(73,591)	(1,487)
Receive	10-Year USD Inflation Linked	1.801%	9/12/26	USD	310,000	(14,649)	(14,319)	(330)
Receive	10-Year USD Inflation Linked	2.150%	9/25/27	USD	300,000	(6,316)	—	(6,316)
Receive	10-Year USD Inflation Linked	2.156%	10/17/27	USD	700,000	(14,104)	—	(14,104)
Receive	10-Year USD Inflation Linked	2.180%	9/20/27	USD	320,000	(5,706)	—	(5,706)
Receive	10-Year USD Inflation Linked	2.335%	2/5/28	USD	1,060,000	974	2,300	(1,326)
Receive	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	1,702	—	1,702
Receive	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	2,943	—	2,943
Receive	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	3,169	—	3,169

						$(355,244)	$(426,714)	$71,470

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2018, Inflation-Linked Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 5/31/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Brazil Government International Bond, BB-	1.000%	6/20/21	3-Month	DUB	1.595%	USD	100,000	$(1,516)	$(8,609)	$7,093
Brazil Government International Bond, BB-	1.000%	6/20/21	3-Month	HSBC	1.595%	USD	800,000	(12,133)	(55,500)	43,367

								$(13,649)	$(64,109)	$50,460

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (4)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Series 30 5-Year Index	(5.000)%	6/20/23	3-Month	3.525%	USD	370,000	$(26,756)	$(24,161)	$(2,595)
Markit iTraxx Europe Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.613%	EUR	1,700,000	(38,658)	(91,330)	52,672

							$(65,414)	$(115,491)	$50,077

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation
Daimler AG, A	1.000%	12/20/20	3-Month	0.335%	EUR	100,000	$2,252	$1,651	$601

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

At May 31, 2018, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $1,097,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
CITI	—	Citigroup Global Markets, Inc.
CSFB	—	Credit Suisse Securities (USA) LLC
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith, Inc.
SCB	—	Standard Chartered Bank

See pages 253-254 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 60.1%
Agriculture - 1.4%
		BAT Capital Corp., Company Guaranteed Notes:
$ 930,000	BBB+	2.945% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)(b)	$933,656
1,400,000	BBB+	3.223% (3-Month USD-LIBOR + 0.880%) due 8/15/22(a)(b)	1,406,352
500,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 1.850% due 6/15/18(b)	499,885
800,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 2.050% due 7/20/18(b)	799,481
2,000,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 2.300% due 6/12/18	1,999,891

		Total Agriculture	5,639,265

Airlines - 0.3%
76,444	A+	Continental Airlines 1999-1 Class A Pass “Through Trust, Pass” Thru Certificates, 6.545% due 2/2/19	77,209
250,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	248,729
440,329	A	Northwest Airlines Inc. Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 7.027% due 11/1/19	462,826
301,142	A-	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Series 2002-1, Pass-Thru Certificates, 6.264% due 11/20/21	311,682

		Total Airlines	1,100,446

Auto Manufacturers - 5.8%
4,600,000	A	Daimler Finance North America LLC, Company Guaranteed Notes, 2.979% (3-Month USD-LIBOR + 0.620%) due 10/30/19(a)(b)	4,628,412
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,000,000	BBB	2.943% due 1/8/19	1,001,299
500,000	BBB	2.021% due 5/3/19	496,019
3,400,000	BBB	3.331% (3-Month USD-LIBOR + 1.000%) due 1/9/20(a)	3,427,558
		General Motors Co., Senior Unsecured Notes:
1,600,000	BBB	3.500% due 10/2/18	1,604,671
400,000	BBB	3.163% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	401,901
		General Motors Financial Co., Inc., Company Guaranteed Notes:
500,000	BBB	3.100% due 1/15/19	500,878
500,000	BBB	4.408% (3-Month USD-LIBOR + 2.060%) due 1/15/19(a)	505,671
1,000,000	BBB	2.400% due 5/9/19	995,746
773,000	BBB	3.582% (3-Month USD-LIBOR + 1.270%) due 10/4/19(a)	782,182
		Hyundai Capital America, Senior Unsecured Notes:
400,000	A-	2.400% due 10/30/18(b)	399,201
1,000,000	A-	2.500% due 3/18/19(b)	994,951
400,000	A-	1.750% due 9/27/19(b)	392,438
		Hyundai Capital Services Inc., Senior Unsecured Notes:
1,600,000	A-	1.625% due 8/30/19	1,567,164
300,000	A-	1.625% due 8/30/19(b)	293,843
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
1,000,000	A	3.057% (3-Month USD-LIBOR + 1.010%) due 3/8/19(a)	1,006,477
1,700,000	A	2.992% (3-Month USD-LIBOR + 0.650%) due 7/13/22(a)(b)	1,702,338
1,000,000	A	2.985% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	1,002,154
1,700,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 2.721% (3-Month USD-LIBOR + 0.400%) due 5/17/22(a)	1,700,311
1,000,000	BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 2.450% due 11/20/19(b)	992,607

		Total Auto Manufacturers	24,395,821

Banks - 18.2%
2,500,000	A	ADCB Finance Cayman Ltd., Company Guaranteed Notes, 3.000% due 3/4/19	2,499,555
400,000	A-	Aozora Bank Ltd., Senior Unsecured Notes, 2.750% due 3/9/20	395,690
300,000	BBB-	Axis Bank Ltd., Senior Unsecured Notes, 3.250% due 5/21/20	296,907
3,500,000	BBB+	Bangkok Bank PCL, Senior Unsecured Notes, 3.300% due 10/3/18	3,504,102
1,600,000	A-	Bank of America Corp., Senior Unsecured Notes, 2.958% (3-Month USD-LIBOR + 0.650%) due 10/1/21(a)	1,610,566
		Barclays PLC:
200,000	B+	Junior Subordinated Notes, 8.250% (5-Year USD Swap Rate + 6.705%)(a)(c)	204,334

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Banks - 18.2% - (continued)
			Senior Unsecured Notes:
$ 2,900,000		BBB	2.750% due 11/8/19	$2,885,691
600,000		BBB	4.463% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	623,962
2,000,000		A	Chiba Bank Ltd. (The), Senior Unsecured Notes, 2.750% due 7/29/20	1,977,340
2,000,000		BBB+	Citigroup Inc., Senior Unsecured Notes, 3.672% (3-Month USD-LIBOR + 1.310%) due 10/26/20(a)	2,042,238
1,200,000		A+	Cooperatieve Rabobank UA, Senior Unsecured Notes, 3.167% (3-Month USD-LIBOR + 0.830%) due 1/10/22(a)	1,216,848
1,000,000		BBB	Credit Agricole SA, Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.283%) due 9/19/33(a)	1,013,105
3,000,000		Aa2(d)	DBS Group Holdings Ltd., Senior Unsecured Notes, 2.980% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	3,016,759
1,000,000		AA	Dexia Credit Local SA, Government Liquid Guaranteed Notes, 2.250% due 1/30/19	998,262
1,000,000		A+	DNB Bank ASA, Senior Unsecured Notes, 3.391% (3-Month USD-LIBOR + 1.070%) due 6/2/21(a)(e)	1,019,293
600,000		NR	Eksportfinans ASA, Senior Unsecured Notes, 3.153% (3-Month USD-LIBOR + 0.800%) due 11/10/20(a)(e)	600,723
300,000		A3(d)	Emirates NBD PJSC, Senior Unsecured Notes, 3.912% (3-Month USD-LIBOR + 1.550%) due 1/26/20(a)	304,925
1,000,000		BBB+	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 3.443% (3-Month USD-LIBOR + 1.100%) due 11/15/18(a)	1,004,928
			HSBC Holdings PLC, Senior Unsecured Notes:
1,500,000		A	3.990% (3-Month USD-LIBOR + 1.660%) due 5/25/21(a)	1,551,013
200,000		A	3.326% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	199,427
			ICICI Bank Ltd., Senior Unsecured Notes:
1,200,000		BBB-	4.800% due 5/22/19	1,218,320
200,000		BBB-	3.125% due 8/12/20	197,274
600,000		BBB+	ING Bank NV, Subordinated Notes, 4.125% (5-Year USD 1100 Run ICE Swap Rate + 2.700%) due 11/21/23(a)	603,047
1,500,000		BBB	Intesa Sanpaolo SpA, Company Guaranteed Notes, 3.875% due 1/15/19	1,502,229
300,000		BBB+	Kasikornbank PCL, Senior Unsecured Notes, 3.500% due 10/25/19	300,895
1,600,000	GBP	BB-	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(c)	2,199,475
5,200,000		A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(b)	5,193,061
600,000		BBB	Macquarie Group Ltd., Senior Unsecured Notes, 3.642% (3-Month USD-LIBOR + 1.350%) due 3/27/24(a)(b)(e)	611,203
1,000,000		A	Mizuho Bank Ltd., Company Guaranteed Notes, 2.650% due 9/25/19(b)	996,249
			Mizuho Financial Group Inc., Senior Unsecured Notes:
2,500,000		A-	3.229% (3-Month USD-LIBOR + 1.140%) due 9/13/21(a)	2,546,986
500,000		A-	3.259% (3-Month USD-LIBOR + 0.940%) due 2/28/22(a)	505,027
1,500,000		A-	2.951% (3-Month USD-LIBOR + 0.880%) due 9/11/22(a)	1,514,708
1,000,000		AA-	Nordea Bank AB, Senior Unsecured Notes, 3.309% (3-Month USD-LIBOR + 0.990%) due 5/27/21(a)(e)	1,017,047
			QNB Finance Ltd., Company Guaranteed Notes:
1,500,000		A	2.750% due 10/31/18	1,499,481
1,500,000		Aa3(d)	3.713% (3-Month USD-LIBOR + 1.350%) due 2/7/20(a)	1,511,167
			Royal Bank of Scotland Group PLC, Senior Unsecured Notes:
1,000,000		BBB-	6.400% due 10/21/19	1,042,615
3,700,000		BBB-	3.813% (3-Month USD-LIBOR + 1.470%) due 5/15/23(a)	3,733,564
2,000,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 2.700% due 5/24/19	1,990,873
300,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	297,363
			Santander UK PLC, Senior Unsecured Notes:
700,000		A	2.500% due 3/14/19	699,102
1,000,000		A	2.350% due 9/10/19	994,848
100,000		BBB-	SMFG Preferred Capital USD 3 Ltd., Junior Subordinated Notes, 9.500% (6-Month USD-LIBOR + 5.890%)(a)(c)	101,091
700,000		BB+	Societe Generale SA, Junior Subordinated Notes, 8.250% (5-Year USD Swap Rate + 6.394%)(a)(c)	713,874
			Standard Chartered PLC, Senior Unsecured Notes:
1,000,000		BBB+	2.400% due 9/8/19	991,577
2,800,000		BBB+	2.400% due 9/8/19(b)	2,776,416
2,550,000		BBB-	State Bank of India, Senior Unsecured Notes, 3.275% (3-Month USD-LIBOR + 0.950%) due 4/6/20(a)	2,558,160
			Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
3,100,000		A-	3.119% (3-Month USD-LIBOR + 0.780%) due 7/12/22(a)	3,103,958
500,000		A-	3.095% (3-Month USD-LIBOR + 0.740%) due 10/18/22(a)	501,225
			Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes:
500,000		A	2.050% due 3/6/19(b)	497,584
2,310,000		A	2.535% (3-Month USD-LIBOR + 0.510%) due 3/6/19(a)	2,315,503

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 18.2% - (continued)
$ 1,400,000	A	2.618% (3-Month USD-LIBOR + 0.440%) due 9/19/19(a)(b)	$1,403,942
1,039,000	A+	Suncorp-Metway Ltd., Senior Unsecured Notes, 2.100% due 5/3/19	1,032,537
1,600,000	A-	UBS Group Funding Switzerland AG, Company Guaranteed Notes, 4.128% (3-Month USD-LIBOR + 1.780%) due 4/14/21(a)(b)	1,654,558
1,000,000	A-	Wells Fargo & Co., Senior Unsecured Notes, 2.150% due 1/15/19	997,355

		Total Banks	75,787,982

Beverages - 0.5%
200,000	A-	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 3.052% (3-Month USD-LIBOR + 0.740%) due 1/12/24(a)	202,994
2,000,000	WR(d)	Anheuser-Busch North American Holding Corp., Company Guaranteed Notes, 2.200% due 8/1/18(b)	1,999,217

		Total Beverages	2,202,211

Biotechnology - 0.5%
2,000,000	BBB-	Baxalta Inc., Company Guaranteed Notes, 3.028% (3-Month USD-LIBOR + 0.780%) due 6/22/18(a)	2,000,008

Chemicals - 0.4%
1,000,000	BBB	Incitec Pivot Finance LLC, Company Guaranteed Notes, 6.000% due 12/10/19	1,039,719
700,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20(b)	700,131

		Total Chemicals	1,739,850

Commercial Services - 2.3%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
2,500,000	A1(d)	2.170% due 8/5/19	2,484,067
3,300,000	A1(d)	2.079% due 11/5/19	3,258,364
3,000,000	A1(d)	3.131% (3-Month USD-LIBOR + 0.810%) due 3/3/22(a)	3,029,865
700,000	A-	ERAC USA Finance LLC, Company Guaranteed Notes, 2.800% due 11/1/18(b)	699,832

		Total Commercial Services	9,472,128

Computers - 1.7%
2,000,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 3.480% due 6/1/19(b)	2,008,478
1,800,000	BB-	EMC Corp., Senior Unsecured Notes, 1.875% due 6/1/18	1,800,000
3,500,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 2.100% due 10/4/19(b)	3,460,440

		Total Computers	7,268,918

Diversified Financial Services - 7.8%
2,300,000	BBB-	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.750% due 5/15/19	2,317,048
1,300,000	BBB	Air Lease Corp., Senior Unsecured Notes, 3.375% due 1/15/19	1,303,701
		Ally Financial Inc.:
		Company Guaranteed Notes:
1,700,000	BB+	4.750% due 9/10/18	1,708,075
300,000	BB+	3.500% due 1/27/19	300,750
500,000	BB+	Senior Unsecured Notes, 3.750% due 11/18/19	501,875
190,000	A3(d)	Bear Stearns Cos. LLC (The), Company Guaranteed Notes, 4.650% due 7/2/18	190,373
		BOC Aviation Ltd., Senior Unsecured Notes:
700,000	A-	3.000% due 3/30/20	695,411
1,000,000	A-	3.000% due 5/23/22	966,971
500,000	A-	2.750% due 9/18/22	475,846
200,000	A-	2.750% due 9/18/22(b)	190,338
		International Lease Finance Corp.:
900,000	BBB-	Senior Secured Notes, 7.125% due 9/1/18(b)	909,046
		Senior Unsecured Notes:
600,000	BBB-	6.250% due 5/15/19	618,487
500,000	BBB-	8.250% due 12/15/20	557,180
		Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes:
1,200,000	A-	3.256% (3-Month USD-LIBOR + 0.925%) due 2/20/19(a)	1,205,650
2,200,000	A-	2.500% due 3/9/20	2,174,128
2,500,000	BBB	Nasdaq Inc., Senior Unsecured Notes, 2.638% (3-Month USD-LIBOR + 0.390%) due 3/22/19(a)	2,504,038
		Navient Corp., Senior Unsecured Notes:
1,900,000	B+	5.500% due 1/15/19	1,924,225
1,000,000	B+	4.875% due 6/17/19	1,011,450

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Financial Services - 7.8% - (continued)
$ 600,000	B+	8.000% due 3/25/20	$639,600
2,400,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	2,399,386
2,400,000	AA-	NTT Finance Corp., Senior Unsecured Notes, 2.832% (3-Month USD-LIBOR + 0.530%) due 6/29/20(a)	2,409,192
		ORIX Corp., Senior Unsecured Notes:
3,300,000	A-	2.650% due 4/13/21	3,219,780
200,000	A-	3.200% due 1/19/22	197,206
400,000	A-	2.900% due 7/18/22	389,565
3,800,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 3.000% due 8/15/19	3,800,827

		Total Diversified Financial Services	32,610,148

Electric - 4.2%
700,000	A3(d)	Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	697,484
1,900,000	BBB	Dominion Energy Inc., Senior Unsecured Notes, 2.930% (3-Month USD-LIBOR + 0.600%) due 5/15/20(a)(b)(e)	1,901,883
1,600,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 2.830% (3-Month USD-LIBOR + 0.500%) due 5/14/21(a)(b)(e)	1,600,219
1,000,000	A	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,027,715
400,000	NR	Huaneng Hong Kong Capital Ltd., Company Guaranteed Notes, 3.375% due 6/11/18	399,985
		Israel Electric Corp., Ltd., Senior Secured Notes:
600,000	BBB	5.625% due 6/21/18	601,650
800,000	BBB	7.700% due 7/15/18(e)	808,886
874,000	BBB	7.250% due 1/15/19	894,207
1,000,000	BBB-	Metropolitan Edison Co., Senior Unsecured Notes, 7.700% due 1/15/19	1,030,577
2,200,000	A-	Mississippi Power Co., Senior Unsecured Notes, 2.942% (3-Month USD-LIBOR + 0.650%) due 3/27/20(a)	2,201,194
1,500,000	BBB-	Origin Energy Finance Ltd., Company Guaranteed Notes, 3.500% due 10/9/18(b)	1,501,210
2,000,000	BBB+	Sempra Energy, Senior Unsecured Notes, 2.575% (3-Month USD-LIBOR + 0.450%) due 3/15/21(a)	2,004,820
400,000	BBB+	Southern Co. (The), Senior Unsecured Notes, 2.950% due 7/1/23	389,194
500,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.752% (3-Month USD-LIBOR + 0.550%) due 12/20/20(a)(b)	500,752
2,000,000	A+	State Grid Overseas Investment 2014 Ltd., Company Guaranteed Notes, 2.750% due 5/7/19	1,996,236

		Total Electric	17,556,012

Electronics - 0.1%
300,000	BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	296,016

Food - 0.8%
700,000	BBB	Kraft Heinz Foods Co., Company Guaranteed Notes, 2.923% (3-Month USD-LIBOR + 0.570%) due 2/10/21(a)	701,619
2,800,000	BBB	Tyson Foods Inc., Senior Unsecured Notes, 2.768% (3-Month USD-LIBOR + 0.450%) due 5/30/19(a)	2,806,539

		Total Food	3,508,158

Healthcare - Services - 0.2%
900,000	BBB-	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(b)	924,441

Holding Companies - Diversified - 0.7%
		Hutchison Whampoa International 09 Ltd., Company Guaranteed Notes:
850,000	A-	7.625% due 4/9/19	883,762
300,000	A-	7.625% due 4/9/19(b)	311,916
1,322,000	A-	Hutchison Whampoa International 09/19 Ltd., Company Guaranteed Notes, 5.750% due 9/11/19	1,369,915
500,000	A-	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	519,233

		Total Holding Companies - Diversified	3,084,826

Home Builders - 0.4%
1,500,000	BBB	DR Horton Inc., Company Guaranteed Notes, 3.750% due 3/1/19	1,506,093

Household Products/Wares - 0.4%
1,500,000	A-	Reckitt Benckiser Treasury Services PLC, Company Guaranteed Notes, 2.846% (3-Month USD-LIBOR + 0.560%) due 6/24/22(a)(b)	1,500,717

Insurance - 1.1%
		American International Group Inc., Senior Unsecured Notes:
700,000	BBB+	6.400% due 12/15/20	755,533
500,000	BBB+	3.300% due 3/1/21	501,460
		Athene Global Funding, Secured Notes:
1,000,000	A-	3.000% due 7/1/22(b)	972,528
1,700,000	A-	3.538% (3-Month USD-LIBOR + 1.230%) due 7/1/22(a)(b)	1,732,348

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Insurance - 1.1% - (continued)
$ 500,000	BBB+	CNP Assurances, Subordinated Notes, 7.500% (6-Year USD Swap Rate + 6.481%)(a)(c)	$505,007

		Total Insurance	4,466,876

Internet - 0.6%
1,500,000	A3(d)	Baidu Inc., Senior Unsecured Notes, 3.250% due 8/6/18	1,501,568
1,000,000	A-	SK Broadband Co., Ltd., Senior Unsecured Notes, 2.875% due 10/29/18	999,340

		Total Internet	2,500,908

Lodging - 0.4%
		MGM Resorts International, Company Guaranteed Notes:
1,300,000	BB-	8.625% due 2/1/19	1,350,817
250,000	BB-	6.750% due 10/1/20	264,388

		Total Lodging	1,615,205

Machinery - Diversified - 0.1%
400,000	BBB-	CNH Industrial Capital LLC, Company Guaranteed Notes, 3.875% due 10/15/21	400,500

Media - 1.4%
500,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 3.579% due 7/23/20	501,423
700,000	BBB+	RELX Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	723,733
		Time Warner Cable LLC, Senior Secured Notes:
2,300,000	BBB-	6.750% due 7/1/18	2,306,573
1,100,000	BBB-	8.250% due 4/1/19	1,148,065
1,000,000	BBB	Time Warner Inc., Company Guaranteed Notes, 2.100% due 6/1/19	992,769

		Total Media	5,672,563

Mining - 0.5%
500,000	A3(d)	China Uranium Development Co., Ltd., Company Guaranteed Notes, 3.500% due 10/8/18	500,965
1,200,000	A	Minera y Metalurgica del Boleo SA de CV, Company Guaranteed Notes, 2.875% due 5/7/19	1,197,025
300,000	Baa1(d)	Minmetals Bounteous Finance BVI Ltd., Company Guaranteed Notes, 3.500% due 7/30/20	298,584

		Total Mining	1,996,574

Miscellaneous Manufacturers - 0.3%
1,000,000	A	General Electric Co., Senior Unsecured Notes, 6.000% due 8/7/19	1,038,348
400,000	BBB	Textron Inc., Senior Unsecured Notes, 2.903% (3-Month USD-LIBOR + 0.550%) due 11/10/20(a)	400,167

		Total Miscellaneous Manufacturers	1,438,515

Oil & Gas - 2.4%
1,100,000	A	CNPC General Capital Ltd., Company Guaranteed Notes, 2.750% due 5/14/19	1,097,627
1,000,000	BBB	EQT Corp., Senior Unsecured Notes, 3.078% (3-Month USD-LIBOR + 0.770%) due 10/1/20(a)	1,001,841
500,000	BB-	Petrobras Global Finance BV, Senior Unsecured Notes, 8.375% due 12/10/18	513,255
400,000	BBB+	Petroleos Mexicanos, Company Guaranteed Notes, 5.500% due 2/4/19	406,096
		Petronas Capital Ltd., Company Guaranteed Notes:
750,000	A-	5.250% due 8/12/19(b)	770,551
500,000	A-	5.250% due 8/12/19	513,701
2,000,000	BBB+	Phillips 66, Company Guaranteed Notes, 3.098% (3-Month USD-LIBOR + 0.750%) due 4/15/20(a)(b)	2,001,262
1,000,000	A	Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,041,319
1,200,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 3.257% (3-Month USD-LIBOR + 0.920%) due 4/10/19(a)	1,203,954
1,500,000	A+	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.125% due 5/3/19	1,487,151

		Total Oil & Gas	10,036,757

Pharmaceuticals - 0.9%
1,000,000	BBB	Allergan Funding SCS, Company Guaranteed Notes, 2.450% due 6/15/19	994,083
1,000,000	BBB+	Cardinal Health Inc., Senior Unsecured Notes, 2.895% (3-Month USD-LIBOR + 0.770%) due 6/15/22(a)	1,002,594
700,000	BBB-	Mylan Inc., Company Guaranteed Notes, 2.550% due 3/28/19	698,661
		Mylan NV, Company Guaranteed Notes:
200,000	BBB-	3.750% due 12/15/20	201,297
200,000	BBB-	3.150% due 6/15/21	197,992
500,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 1.700% due 7/19/19	488,699

		Total Pharmaceuticals	3,583,326

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Pipelines - 1.8%
$ 1,600,000	BBB+	Enbridge Inc., Senior Unsecured Notes, 2.737% (3-Month USD-LIBOR + 0.400%) due 1/10/20(a)	$1,601,095
1,400,000	BBB-	Energy Transfer LP, Company Guaranteed Notes, 2.500% due 6/15/18	1,400,042
500,000	BBB-	Energy Transfer Partners LP, Company Guaranteed Notes, 9.000% due 4/15/19	524,976
2,000,000	BBB-	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 2.650% due 2/1/19	1,994,435
200,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 3.628% (3-Month USD-LIBOR + 1.280%) due 1/15/23(a)	203,763
300,000	BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21	314,725
1,500,000	BBB-	Western Gas Partners LP, Senior Unsecured Notes, 2.600% due 8/15/18	1,499,236

		Total Pipelines	7,538,272

Real Estate - 0.3%
1,200,000	AA-	Qatari Diar Finance Co., Government Guaranteed Notes, 5.000% due 7/21/20	1,235,568

Retail - 1.7%
3,000,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 2.589% (3-Month USD-LIBOR + 0.500%) due 12/13/19(a)(b)	3,003,945
900,000	BBB+	McDonald’s Corp., Senior Unsecured Notes, 2.759% (3-Month USD-LIBOR + 0.430%) due 10/28/21(a)	900,147
3,100,000	BBB-	QVC Inc., Senior Secured Notes, 3.125% due 4/1/19	3,099,631

		Total Retail	7,003,723

Semiconductors - 0.4%
1,750,000	A	QUALCOMM Inc., Senior Unsecured Notes, 3.089% (3-Month USD-LIBOR + 0.730%) due 1/30/23(a)	1,746,277

Sovereign - 0.2%
800,000	BBB-	Indian Railway Finance Corp., Ltd., Senior Unsecured Notes, 3.917% due 2/26/19	804,162

Telecommunications - 2.3%
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB+	5.800% due 2/15/19	1,021,141
900,000	BBB+	3.298% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	913,995
2,600,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 2.628% (3-Month USD-LIBOR + 0.450%) due 9/19/19(a)(b)	2,606,952
500,000	A-	KT Corp., Senior Unsecured Notes, 2.625% due 4/22/19(b)	497,601
200,000	A-	Ooredoo International Finance Ltd., Company Guaranteed Notes, 7.875% due 6/10/19	209,298
200,000	A-	Ooredoo Tamweel Ltd., Senior Unsecured Notes, 3.039% due 12/3/18	200,104
500,000	B	Sprint Capital Corp., Company Guaranteed Notes, 6.900% due 5/1/19	514,950
300,000	BB+	Telecom Italia Capital SA, Company Guaranteed Notes, 6.999% due 6/4/18	300,000
700,000	BBB	Telefónica Emisiones SAU, Company Guaranteed Notes, 5.877% due 7/15/19	722,672
		Verizon Communications Inc., Senior Unsecured Notes:
700,000	BBB+	3.145% (3-Month USD-LIBOR + 1.000%) due 3/16/22(a)	712,360
1,800,000	BBB+	3.443% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	1,801,203
300,000	Baa1e(d)	Vodafone Group PLC, Senior Unsecured Notes, 3.308% (3-Month USD-LIBOR + 0.990%) due 1/16/24(a)	299,395

		Total Telecommunications	9,799,671

Trucking & Leasing - 0.0%
100,000	BB	DAE Funding LLC, Company Guaranteed Notes, 4.000% due 8/1/20(b)	99,250

		TOTAL CORPORATE BONDS & NOTES (Cost - $250,649,747)	250,531,187

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.3%
41,077	AAA	American Home Mortgage Investment Trust, Series 2004-4, Class 2A1, 2.540% (1-Month USD-LIBOR + 0.580%) due 2/25/45(a)	41,205
670,101	AAA	Apidos CLO XVI, Series 2013-16A, Class A1R, 3.335% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	670,370
1,000,000	AAA	B&M CLO 2014-1 Ltd., Series 2014-1A, Class A1R, 3.078% (3-Month USD-LIBOR + 0.730%) due 4/16/26(a)(b)	1,000,042
800,000	Aaa(d)	Babson CLO Ltd., Series 2014-IIA, Class AR, 3.503% (3-Month USD-LIBOR + 1.150%) due 10/17/26(a)(b)	800,500
252,216	Aaa(d)	Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 3.349% (1-Month USD-LIBOR + 1.430%) due 11/15/33(a)(b)	252,441
209,172	NR	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1, step bond to yield, 3.352% due 11/28/32(b)	208,942
321,432	NR	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN6, Class A1, step bond to yield, 3.105% due 8/28/32(b)	320,377
500,000	NR	Bayview Opportunity Master Fund IVa Trust, Series 2018-SBR3, Class A1, step bond to yield, 4.090% due 5/28/33#(b)(e)(f)	501,208
236,556	NR	Bayview Opportunity Master Fund IVb Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.105% due 7/28/32(b)	235,754
896,055	AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 2.620% (1-Month USD-LIBOR + 0.660%) due 9/25/34(a)	878,748
979,308	AAA	BlueMountain CLO Ltd., Series 2013-3A, Class AR, 3.249% (3-Month USD-LIBOR + 0.890%) due 10/29/25(a)(b)	979,846
936,938	AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 3.689% (3-Month USD-LIBOR + 1.330%) due 10/29/25(a)(b)	938,645
1,000,000	AAA	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class A, 2.769% (1-Month USD-LIBOR + 0.850%) due 7/15/32(a)(b)	1,002,474

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.3% - (continued)
$ 300,000		NR	Civic Mortgage LLC, Series 2018-1, Class A1, step bond to yield, 3.892% due 6/25/22#(b)(e)(f)	$300,118
400,000		AAA	Cold Storage Trust, Series 2017-ICE3, Class A, 2.919% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	402,022
389,519		Aaa(d)	Colony Starwood Homes Trust, Series 2016-1A, Class A, 3.439% (1-Month USD-LIBOR + 1.500%) due 7/17/33(a)(b)	391,991
400,000		Aaa(d)	COMM 2013-CCRE6 Mortgage Trust, Series 2013-CR6, Class A3FL, 2.559% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	401,063
241,680		NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(b)	244,071
874,811		B+	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 2.815% (1-Month USD-LIBOR + 0.855%) due 8/25/34(a)	857,326
175,000		A	Eagle I Ltd., Series 2014-1A, Class A1, 2.570% due 12/15/39(b)	174,172
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
2,425,134		NR	Series 4344, Class FA, 2.337% (1-Month USD-LIBOR + 0.450%) due 12/15/37(a)	2,429,534
3,079,103		NR	Series 4351, Class FA, 2.337% (1-Month USD-LIBOR + 0.450%) due 5/15/38(a)	3,054,325
			Federal National Mortgage Association (FNMA), REMICS:
1,403,577		NR	Series 2011-86, Class KF, 2.510% (1-Month USD-LIBOR + 0.550%) due 9/25/41(a)	1,418,188
2,748,541		NR	Series 2017-108, Class AF, 2.260% (1-Month USD-LIBOR + 0.300%) due 1/25/48(a)	2,748,312
190,446		AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 2.348% (1-Month USD-LIBOR + 0.400%) due 8/19/34(a)	189,925
1,288,934		Aaa(d)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 2.648% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	1,291,942
			Government National Mortgage Association (GNMA):
2,436,744		NR	Series 2016-H06, Class FD, 2.803% (1-Month USD-LIBOR + 0.920%) due 7/20/65(a)	2,482,455
2,013,598		NR	Series 2017-H15, Class FE, 2.530% (1-Year USD-LIBOR + 0.800%) due 7/20/67(a)	2,088,095
1,000,000		AAA	Great Wolf Trust, Series 2017-WOLF, Class A, 2.919% (1-Month USD-LIBOR + 0.850%) due 9/15/34(a)(b)	1,002,229
500,000		Aaa(d)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	508,461
1,000,000		AAA	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 2.708% (3-Month USD-LIBOR + 0.360%) due 10/15/54(a)(b)	1,000,760
1,235,000		AAA	Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class A, 2.577% (1-Month USD-LIBOR + 0.658%) due 8/9/32(a)(b)	1,238,176
208,594		B	Impac CMB Trust, Series 2004-10, Class 1A1, 2.600% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	204,044
657,455		Aaa(d)	Invitation Homes Trust, Series 2015-SFR3, Class A, 3.218% (1-Month USD-LIBOR + 1.300%) due 8/17/32(a)(b)	659,418
2,700,000		AAA	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-MAUI, Class A, 2.758% (1-Month USD-LIBOR + 0.830%) due 7/15/34(a)(b)	2,708,778
2,000,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.473% (0.800% - 3-Month EURIBOR) due 12/15/29(a)(b)	2,339,849
1,300,000		Aaa(d)	Ladder Capital Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.819% (1-Month USD-LIBOR + 0.880%) due 9/15/34(a)(b)	1,300,338
800,000		AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 3.689% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	800,318
1,000,000		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.201% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	998,199
1,000,000		Aaa(d)	MMAF Equipment Finance LLC, Series 2018-A, Class A2, 2.920% due 7/12/21(b)(e)	999,872
300,000		Aaa(d)	Monarch Grove CLO 18-1, Series 2018-1A, Class A1, 3.240% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	300,141
1,467,448		AAA	Motel 6 Trust, Series 2017-MTL6, Class A, 2.839% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	1,472,757
2,000,000		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3.162% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	1,998,071
400,000		B-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 2.557% (1-Month USD-LIBOR + 0.660%) due 1/25/36(a)	398,151
			OCP CLO Ltd.:
1,500,000		AAA	Series 2015-9A, Class A1R, 3.148% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	1,499,072
1,000,000		AAA	Series 2015-10A, Class A1R, 3.182% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	999,226
295,401		AAA(g)	PFP Ltd., Series 2017-4, Class A, 2.799% (1-Month USD-LIBOR + 0.880%) due 7/14/35(a)(b)	296,019
427,185		AAA	RBSSP Resecuritization Trust, Series 2009-12, Class 16A1, 3.542% due 10/25/35(a)(b)	431,877
500,000		A2(d)	SBA Tower Trust, Series 2014-1C, 2.898% due 10/8/19(b)	500,438
937,782		AA	Sofi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.930% due 4/26/27(b)	938,110
			SoFi Consumer Loan Program LLC:
123,542		AA	Series 2017-3, Class A, 2.770% due 5/25/26(b)	122,935
261,693		(P)AA	Series 2017-4, Class A, 2.500% due 5/26/26(b)	258,480
104,252		NR	Stanwich Mortgage Loan Co., Series 2016-NPA1, Class NOTE, 3.844% due 10/16/46(a)(b)	104,473
600,000		AAA	Stonemont Portfolio Trust, Series 2017-MONT, Class A, 2.798% (1-Month USD-LIBOR + 0.850%) due 8/20/30(a)(b)	600,960
1,500,000		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 2.679% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(b)	1,499,680
1,683,401		Aaa(d)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.560% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	1,692,126
336,539		NR	U.S. Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, step bond to yield, 3.352% due 11/27/37(b)	336,099
1,800,000		Aaa(d)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.198% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	1,802,306
800,000		Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 3.228% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	800,106
1,252,938		NR	VOLT LIX LLC, Series 2017-NPL6, Class A1, step bond to yield, 3.250% due 5/25/47(b)	1,247,565
405,448		NR	VOLT LV LLC, Series 2017-NPL2, Class A1, step bond to yield, 3.500% due 3/25/47(b)	405,490

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.3% - (continued)
$ 338,524	NR	VOLT LVIII LLC, Series 2017-NPL5, Class A1, step bond to yield, 3.375% due 5/28/47(b)	$338,817
213,445	NR	VOLT LXI LLC, Series 2017-NPL8, Class A1, step bond to yield, 3.125% due 6/25/47(b)	212,577
972,456	NR	VOLT LXII LLC, Series 2017-NPL9, Class A1, step bond to yield, 3.125% due 9/25/47(b)	967,291
806,786	NR	VOLT LXIII LLC, Series 2017-NP10, Class A1, step bond to yield, 3.000% due 10/25/47(b)	802,383
300,000	Aaa(d)	Voya CLO Ltd., Series 2014-3A, Class A1R, 3.080% (3-Month USD-LIBOR + 0.720%) due 7/25/26(a)(b)	299,790
1,184,638	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 2.250% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	1,187,463
		Wells Fargo Commercial Mortgage Trust:
500,000	AAA	Series 2017-HSDB, Class A, 2.768% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	501,520
1,500,000	AAA(g)	Series 2018-BXI, Class A, 2.650% (1-Month USD-LIBOR + 0.731%) due 12/15/36(a)(b)	1,505,174

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $63,441,641)	63,583,630

ASSET-BACKED SECURITIES - 6.2%
Automobiles- 0.4%
1,000,000	Aaa(d)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A2, 3.230% due 5/10/32(b)	1,003,415
600,000	Aaa(d)	OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A2A, 2.910% due 4/12/21(b)	600,411

		Total Automobiles	1,603,826

Credit Cards- 1.7%
		CARDS II Trust:
1,000,000	Aaa(d)	Series 2017-2A, Class A, 2.179% (1-Month USD-LIBOR + 0.260%) due 10/17/22(a)(b)	1,000,766
1,300,000	Aaa(d)	Series 2018-1A, Class A, 2.279% (1-Month USD-LIBOR + 0.350%) due 4/17/23(a)(b)	1,300,251
3,000,000	Aaa(d)	Master Credit Card Trust II, Series 2018-1A, Class A, 2.443% (1-Month USD-LIBOR + 0.490%) due 7/22/24(a)(b)	3,000,937
1,700,000	AAA	Trillium Credit Card Trust II, Series 2018-1A, Class A, 2.218% (1-Month USD-LIBOR + 0.250%) due 2/27/23(a)(b)	1,700,332

		Total Credit Cards	7,002,286

Student Loans- 4.1%
895,164	Aaa(d)	ECMC Group Student Loan Trust, Series 2017-2A, Class A, 3.010% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	908,071
776,344	Aaa(d)	ECMC Group Student Loan Trust, Series 2018-1A, Class A, 2.710% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	776,558
318,739	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 3.210% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	319,216
160,043	Aaa(d)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(b)	157,865
		Navient Student Loan Trust:
318,962	Aaa(d)	Series 2016-5A, Class A, 3.210% (1-Month USD-LIBOR + 1.250%) due 6/25/65(a)(b)	327,977
1,500,000	AAA	Series 2018-1A, Class A2, 2.310% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	1,500,587
1,469,339	AA+	Nelnet Student Loan Trust, Series 2017-3A, Class A, 2.810% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	1,480,536
741,312	AA+	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 2.490% (3-Month USD-LIBOR + 0.130%) due 10/25/36(a)	735,686
885,022	AAA	SLC Student Loan Trust, Series 2007-1, Class A4, 2.403% (3-Month USD-LIBOR + 0.060%) due 5/15/29(a)	875,397
		SLM Student Loan Trust:
412,305	AAA	Series 2003-10A, Class A3, 2.595% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	414,106
1,500,000	AAA	Series 2005-5, Class A4, 2.500% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	1,495,382
2,700,000	AA+	Series 2005-9, Class A7A, 2.960% (3-Month USD-LIBOR + 0.600%) due 1/25/41(a)	2,709,516
1,221,008	AA+	Series 2008-5, Class A4, 4.060% (3-Month USD-LIBOR + 1.700%) due 7/25/23(a)	1,253,805
989,477	AA+	Series 2008-7, Class A4, 3.260% (3-Month USD-LIBOR + 0.900%) due 7/25/23(a)	994,528
250,000	AA+	Series 2008-8, Class A4, 3.860% (3-Month USD-LIBOR + 1.500%) due 4/25/23(a)	256,218
1,805,089	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.390% due 2/25/42(b)	1,794,207
1,145,160	AA+	Utah State Board of Regents, Series 2017-1, Class A, 2.647% (1-Month USD-LIBOR + 0.750%) due 1/25/57(a)	1,148,366

		Total Student Loans	17,148,021

		TOTAL ASSET-BACKED SECURITIES (Cost - $25,646,451)	25,754,133

SOVEREIGN BONDS - 3.8%
Canada - 0.7%
3,000,000	AAA	Export Development Canada, 2.315% (3-Month USD-LIBOR - 0.040%) due 10/18/19(a)(b)	2,998,573

India - 0.6%
		Export-Import Bank of India:
200,000	BBB-	3.875% due 10/2/19	201,280
2,500,000	BBB-	2.750% due 4/1/20	2,461,782

		Total India	2,663,062

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Japan - 2.5%
		Japan Bank for International Cooperation:
$ 800,000	A+	2.900% (3-Month USD-LIBOR + 0.570%) due 2/24/20(a)	$805,293
4,400,000	A+	2.752% (3-Month USD-LIBOR + 0.390%) due 7/21/20(a)	4,419,741
1,500,000	A+	1.750% due 11/13/18	1,495,871
3,000,000	A+	Japan Finance Organization for Municipalities, 2.500% due 9/12/18(b)	3,003,984
500,000	A+	Tokyo Metropolitan Government, 2.500% due 6/8/22(b)	486,952

		Total Japan	10,211,841

		TOTAL SOVEREIGN BONDS (Cost - $15,966,320)	15,873,476

MUNICIPAL BOND - 0.4%
Washington - 0.4%
1,600,000		Washington Health Care Facilities Authority, 2.110% (SIFMA Municipal Swap Index Yield + 1.050%) due 1/1/42(a) (Cost - $1,600,000)	1,632,224

SENIOR LOANS - 0.2%
400,000	NR	AWAS Aviation Capital Ltd., 4.575% (3-Month USD-LIBOR + 2.250%) due 3/28/18#(e)(f)	400,102
590,954	NR	Las Vegas Sands LLC, 3.730% (1-Month USD-LIBOR + 1.750%) due 3/27/25	591,856

		TOTAL SENIOR LOANS (Cost - $991,988)	991,958

U.S. GOVERNMENT OBLIGATION - 0.2%
1,000,000		U.S. Treasury Notes, 2.375% due 5/15/27 (Cost - $996,681)	964,375

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $359,292,828)	359,330,983

Face Amount†
SHORT-TERM INVESTMENTS - 27.8%
COMMERCIAL PAPERS - 8.8%
		Arrow Electronics Inc.:
1,700,000		2.605% due 6/27/18(b)(e)(h)	1,696,808
300,000		2.605% due 6/29/18(b)(e)(h)	299,393
4,300,000		Boston Scientific Corp., 2.406% due 6/19/18(h)	4,294,836
		CRH America Finanace Inc.:
2,000,000		2.408% due 6/18/18(h)	1,997,733
1,900,000		2.440% due 7/11/18(h)	1,894,870
2,200,000		Delmarva Power & Light Co., 2.171% due 6/1/18(h)	2,200,000
1,000,000		Deutsche Telekom AG, 2.445% due 8/10/18(h)	995,275
2,000,000		Discovery Communication LLC, 2.555% due 6/29/18(b)(h)	1,996,033
2,000,000		Energy Transfer LP, 2.806% due 6/13/18(b)(h)	1,998,133
1,500,000		Entergy Corp., 2.661% due 6/1/18(h)	1,500,000
1,800,000		Enterprise Products Operating LLC, 2.386% due 6/14/18(h)	1,798,453
1,900,000		Equifax Inc., 2.759% due 6/18/18(h)	1,897,533
900,000		Ford Motor Credit Co. LLC, 1.989% due 6/1/18(h)	900,000
1,300,000		Harris Corp., 2.813% due 6/15/18(h)	1,298,584
700,000		HP Inc., 2.531% due 7/2/18(h)	698,481
2,500,000		Mondelez International Inc., 2.408% due 6/18/18(h)	2,497,167
3,000,000		Netapp Inc., 2.225% due 6/12/18(h)	2,997,965
300,000		Rockwell Collins Inc., 2.304% due 6/22/18(h)	299,598
2,000,000		Sempra Energy Global Enterprises, 2.532% due 7/19/18(h)	1,993,280
700,000		Suncor Energy Inc., 2.437% due 6/7/18(h)	699,716
300,000		Thomson Reuters Corp., 2.457% due 7/16/18(h)	299,143
1,600,000		Viacom Inc., 2.948% due 6/15/18(b)(h)	1,598,177
1,000,000		Walgreens Boots Alliance Inc., 2.647% due 7/25/18(h)	996,055

		TOTAL COMMERCIAL PAPERS (Cost - $36,847,233)	36,847,233

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount†		Rating††	Security	Value
CORPORATE BOND - 0.1%
$ 600,000		BBB-	Harris Corp., 2.856% (3-Month USD-LIBOR + 0.475%) due 2/27/19(a)
			(Cost - $600,000)	$600,000

TIME DEPOSITS - 0.4%
84,897	AUD		ANZ National Bank - London, 0.760% due 6/1/18	64,208
			BBH - Grand Cayman:
2,647	DKK		(0.750)% due 6/1/18	416
482	EUR		(0.580)% due 6/1/18	563
81,757	JPY		(0.220)% due 6/1/18	752
6,000	NZD		0.850% due 6/1/18	4,199
372,973	GBP		Citibank - London, 0.230% due 6/1/18	495,755
394,676	CAD		Royal Bank of Canada - Toronto, 0.510% due 6/1/18	304,369
581,784			Standard Chartered Bank - London, 1.050% due 6/1/18	581,784

			TOTAL TIME DEPOSITS (Cost - $1,452,046)	1,452,046

U.S. GOVERNMENT OBLIGATIONS - 18.5%
			U.S. Treasury Bills:
7,000,000			1.757% due 6/28/18(h)	6,990,786
70,000,000			1.746% due 7/5/18(h)	69,905,087
124,000			1.822% due 8/2/18(h)(i)	123,613

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $77,019,486)	77,019,486

			TOTAL SHORT-TERM INVESTMENTS (Cost - $115,918,765)	115,918,765

			TOTAL INVESTMENTS - 114.0% (Cost - $475,211,593)	475,249,748

			Liabilities in Excess of Other Assets - (14.0)%	(58,276,849)

			TOTAL NET ASSETS - 100.0%	$416,972,899

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2018.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $135,548,833 and represents 32.5% of net assets.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Rating by Moody’s Investors Service.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Rating by Fitch Ratings Service.
(h)	Rate shown represents yield-to-maturity.
(i)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2018, for Ultra-Short Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Ultra-Short Term Fixed Income Fund	$475,211,593	$4,000,492	$(5,296,656)	$(1,296,164)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
OTC	—	Over the Counter
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SIFMA	—	Securities Industry and Financial Markets Association

Summary of Investments by Security Type^
Corporate Bonds & Notes	52.7%
Collateralized Mortgage Obligations	13.4
Asset-Backed Securities	5.4
Sovereign Bonds	3.3
Municipal Bond	0.4
Senior Loans	0.2
U.S. Government Obligation	0.2
Short-Term Investments	24.4

100.0%

^	As a percentage of total investments.

At May 31, 2018, Ultra-Short Term Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	1,032	12/18	$252,129,596	$251,395,200	$(734,396)
90-Day Eurodollar June Futures	643	6/19	156,565,125	156,361,525	(203,600)
Australian Government 3-Year Bond June Futures	163	6/18	13,638,853	13,707,063	68,210
Bank Accept December Futures	99	12/19	18,562,852	18,604,014	41,162
Bank Accept June Futures	200	6/19	37,643,171	37,630,138	(13,033)
Bank Accept March Futures	76	3/19	14,338,513	14,316,303	(22,210)
Bank Accept September Futures	139	9/19	26,121,097	26,132,847	11,750

					(852,117)

Contracts to Sell:
90-Day Eurodollar December Futures	803	12/19	195,796,062	195,038,663	757,399
90-Day Eurodollar June Futures	94	6/20	22,817,701	22,826,725	(9,024)
U.S. Treasury 2-Year Note September Futures	274	9/18	57,920,984	58,152,219	(231,235)
U.S. Treasury 5-Year Note September Futures	583	9/18	65,964,330	66,398,234	(433,904)
U.S. Treasury Ultra Long Bond September Futures	35	9/18	5,372,768	5,582,500	(209,732)
United Kingdom Treasury 10-Year Gilt September Futures	74	9/18	11,939,525	12,143,624	(204,099)

					(330,595)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(1,182,712)

At May 31, 2018, Ultra-Short Term Fixed Income Fund had deposited cash of $1,173,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2018, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	1,132,000	USD	850,556	BNP	$856,131	6/4/18	$5,575
British Pound	1,013,000	USD	1,370,838	JPM	1,346,480	6/4/18	(24,358)
British Pound	2,988,000	USD	4,114,807	JPM	3,971,650	6/4/18	(143,157)
British Pound	3,935,000	USD	5,231,130	SCB	5,238,502	7/3/18	7,372
Canadian Dollar	2,509,000	USD	1,952,386	JPM	1,934,912	6/4/18	(17,474)
Canadian Dollar	4,926,000	USD	3,834,710	MLP	3,798,874	6/4/18	(35,836)
Euro	5,441,000	USD	6,295,237	BNP	6,360,804	6/4/18	65,567
Japanese Yen	1,334,676,000	USD	12,261,518	BNP	12,270,062	6/4/18	8,544
Japanese Yen	406,900,000	USD	3,669,501	JPM	3,740,749	6/4/18	71,248
Mexican Peso	779,000	USD	40,987	BNP	38,504	8/27/18	(2,483)

							(65,002)

Contracts to Sell:
Australian Dollar	1,242,000	USD	938,177	JPM	939,324	6/4/18	(1,147)
British Pound	66,000	USD	89,920	DUB	87,728	6/4/18	2,192
British Pound	3,935,000	USD	5,223,047	SCB	5,230,403	6/4/18	(7,356)
Canadian Dollar	7,703,000	USD	5,984,563	MLP	5,940,464	6/4/18	44,099
Euro	5,441,000	USD	6,643,907	DUB	6,360,804	6/4/18	283,103
Euro	5,441,000	USD	6,310,798	BNP	6,375,786	7/3/18	(64,988)
Japanese Yen	670,300,000	USD	6,123,514	DUB	6,162,262	6/4/18	(38,748)
Japanese Yen	447,600,000	USD	4,095,752	JPM	4,114,916	6/4/18	(19,164)
Japanese Yen	623,676,000	USD	5,718,996	MLP	5,733,633	6/4/18	(14,637)
Japanese Yen	1,334,676,000	USD	12,288,731	BNP	12,295,924	7/3/18	(7,193)

							176,161

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$111,159

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2018, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency		Notional Amounts		Market Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
Receive	U.S. Federal Funds Effective Rate Index	1.696%	9/19/18	PAM	*	USD	628,000,000	$324,255	$—	$324,255
Pay	3-Month USD-LIBOR	1.910%	9/19/18	PAM	*	USD	628,000,000	(650,187)	—	(650,187)

								$(325,932)	$—	$(325,932)

* PAM - paid at maturity

Counterparty Pay Floating Rate Index	Counterparty Receive Floating Rate Index	Maturity Date	Notional Amounts		Market Value	Upfront Payment Paid	Unrealized Appreciation
1-Month USD-LIBOR + 0.095%	3-Month USD-LIBOR	5/21/22	USD	147,600,000	$132,697	$—	$132,697

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2018, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Series 29 5-Year Index	(5.000)%	12/20/22	3-Month	3.309%	USD	100,000	$(7,600)	$(7,855)	$255
Markit CDX North America High Yield Series 30 5-Year Index	(5.000)%	6/20/23	3-Month	3.525%	USD	6,800,000	(491,741)	(421,955)	(69,786)

							$(499,341)	$(429,810)	$(69,531)

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At May 31, 2018, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $545,000 for open centrally cleared swap contracts.

At May 31, 2018, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $260,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar

Counterparty Abbreviations used in this schedule:

BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith, Inc.
SCB	—	Standard Chartered Bank

See pages 253-254 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 88.2%
United States - 88.2%
15,633	AQR Managed Futures Strategy Fund, Class I*	$135,694
8,462	BlackRock Event Driven Equity Fund, Institutional Class	77,345
8,891	BlackRock Global Long/Short Credit Fund, Institutional Class	92,109
4,927	Diamond Hill Long/Short Fund, Class I	127,655
9,950	Driehaus Event Driven Fund, Common Class*	111,440
10,616	Eaton Vance Global Macro Absolute Return Advantage Fund, Class I	107,863
14,404	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	139,286
13,895	John Hancock Seaport Long/Short Fund, Class I	158,958
9,212	LoCorr Market Trend Fund, Class I*	95,621
8,418	PIMCO Mortgage Opportunities Fund, Class I-2	92,687
11,105	Prudential QMA Long/Short Equity Fund, Class Z*	143,588
8,504	Tortoise MLP & Pipeline Fund, Institutional Class	113,610
15,604	Western Asset Macro Opportunities Fund, Class I	170,396

	Total United States	1,566,252

	TOTAL OPEN END MUTUAL FUND SECURITIES (Cost - $1,566,223)	1,566,252

	TOTAL INVESTMENTS - 88.2% (Cost - $1,566,223)	1,566,252

	Other Assets in Excess of Liabilities - 11.8%	210,434

	TOTAL NET ASSETS - 100.0%	$1,776,686

*	Non-income producing security.

At May 31, 2018, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Alternative Strategies Fund	$1,566,223	$7,218	$(7,189)	$29

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (Fund inception February 15, 2018) (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2018		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$209,850,858		$209,850,858	$—	$—
Consumer Staples	108,567,944		108,567,944	—	—
Energy	107,152,966		107,152,966	—	—
Financials	203,804,232		203,804,232	—	—
Health Care	259,007,201		259,007,201	—	—
Industrials	145,578,444		145,578,444	—	—
Information Technology	466,950,888		466,950,888	—	—
Materials	60,539,276		60,539,276	—	—
Real Estate	40,122,610		40,122,610	—	—
Telecommunication Services	28,277,233		28,277,233	—	—
Utilities	29,643,422		29,643,422	—	—
Short-Term Investments:
Money Market Fund	17,847,476		17,847,476	—	—
Time Deposits	18,224,294		—	18,224,294	—

Total Investments, at value	$1,695,566,844		$1,677,342,550	$18,224,294	$—

Other Financial Instruments - Assets
Futures Contracts	$50,365		$50,365	$—	$—

Total Other Financial Instruments - Assets	$50,365		$50,365	$—	$—

	Total Fair Value at May 31, 2018		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$67,161,032		$67,161,032	$—	$—
Consumer Staples	9,498,052		9,498,052	—	—
Energy	22,172,096		22,172,096	—	—
Financials	71,381,819		71,381,819	—	—
Health Care	79,748,608		79,748,608	—	—
Industrials	108,371,000		108,371,000	—	—
Information Technology	115,910,504		115,910,504	—	—
Materials	35,577,321	*	35,577,321	—	—	*
Real Estate	32,274,963		32,274,963	—	—
Telecommunication Services	967,069		967,069	—	—
Utilities	9,112,532		9,112,532	—	—
Closed End Mutual Fund Security:
Financials	18,312,978		18,312,978	—	—
Convertible Preferred Stock:
Utilities	444,330		444,330	—	—
Corporate Bond & Note	370,650		—	370,650	—
Short-Term Investments:
Money Market Fund	26,482,328		26,482,328	—	—
Time Deposits	16,365,863		—	16,365,863	—

Total Investments, at value	$614,151,145	*	$597,414,632	$16,736,513	$—	*

Other Financial Instruments - Assets
Futures Contracts	$64,843		$64,843	$—	$—

Total Other Financial Instruments - Assets	$64,843		$64,843	$—	$—

Other Financial Instruments - Liabilities
Futures Contract	$(464)		$(464)	$—	$—

Total Other Financial Instruments - Liabilities	$(464)		$(464)	$—	$—

	Total Fair Value at May 31, 2018		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at value
Common Stocks:
France	$157,360,988		$3,020,840	$154,340,148		$—
Germany	145,532,217		—	145,532,217		—
Japan	299,978,958		387,339	299,591,619		—
Switzerland	136,628,806		—	136,628,806		—
United Kingdom	275,070,472		351,270	274,719,202		—
Other Countries**	539,234,340		104,142,541	435,087,241		4,558
Preferred Stocks:
Brazil	2,199,248		2,199,248	—		—
Germany	12,294,562		140,769	12,153,793		—
Closed End Mutual Fund Security:
United States	1,207,475		1,207,475	—		—
Rights:
Singapore	—	*	—	—		—	*
Spain	5,149		—	5,149		—
Switzerland	—	*	—	—	*	—
United Kingdom	26,795		—	26,795		—
Short-Term Investments:
Money Market Fund	48,656,208		48,656,208	—		—
Time Deposits	42,308,678		—	42,308,678		—

Total - Investments, at value	$1,660,503,896	*	$160,105,690	$1,500,393,648	*	$4,558	*

Other Financial Instruments - Assets
Futures Contracts	$180		$180	$—		$—

Total Other Financial Instruments - Assets	$180		$180	$—		$—

Other Financial Instruments - Liabilities
Futures Contracts	$(47,048)		$(47,048)	$—		$—

Total Other Financial Instruments - Liabilities	$(47,048)		$(47,048)	$—		$—

	Total Fair Value at May 31, 2018		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at value
Common Stocks:
Brazil	$26,142,330		$26,016,337	$125,993		$—
China	128,423,118	*	41,034,679	87,342,413		46,026	*
India	34,601,612		3,070,155	31,531,457		—	*
Russia	27,158,298	*	11,368,486	15,789,812		—
South Africa	35,018,580		115,622	34,902,958		—
South Korea	52,439,317		285,813	52,153,504		—
Taiwan	32,705,332		116,283	32,589,049		—
Other Countries**	117,210,414		31,462,327	85,697,549		50,538
Preferred Stocks:
Brazil	4,677,210		4,677,210	—		—
Chile	173,328		173,328	—		—
Colombia	1,253,076		1,253,076	—		—
Russia	138,974		—	138,974		—
South Korea	9,300,177		—	9,300,177		—
Right:
United Arab Emirates	6,062		—	—		6,062
Short-Term Investments:
Money Market Fund	1,636,834		1,636,834	—		—
Time Deposits	18,039,423		—	18,039,423		—

Total Investments, at value	$488,924,085	*	$121,210,150	$367,611,309		$102,626	*

Other Financial Instruments - Liabilities
Futures Contract	$(89,148)		$(89,148)	$—		$—

Total Other Financial Instruments - Liabilities	$(89,148)		$(89,148)	$—		$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$275,543,082 *	$—	$275,543,082	$—	*
Mortgage-Backed Securities	211,044,814	—	211,044,814	—
U.S. Government Agencies & Obligations	198,011,529	—	198,011,529	—
Collateralized Mortgage Obligations	87,438,090	—	86,163,480	1,274,610
Sovereign Bonds	21,027,888	—	21,027,888	—
Asset-Backed Securities	16,704,364	—	16,704,364	—
Senior Loans	11,096,252	—	11,096,252	—
Municipal Bonds	3,928,094	—	3,928,094	—
Preferred Stock:
Financials	99,218	99,218	—	—
Purchased Options	733,242	495,547	237,695	—
Short-Term Investments:
Money Market Fund	158,616	158,616	—	—
Repurchase Agreement	32,000,000	—	32,000,000	—
Sovereign Bonds	6,897,360	—	6,897,360	—
Time Deposits	15,493,457	—	15,493,457	—
U.S. Government Agencies	4,965,428	—	4,965,428	—
U.S. Government Obligations	9,229,277	—	9,229,277	—

Total Investments, at value	$894,370,711 *	$753,381	$892,342,720	$1,274,610	*

Other Financial Instruments - Assets
Futures Contracts	$1,349,659	$1,349,659	$—	$—
Forward Foreign Currency Contracts	443,099	—	443,099	—
Centrally Cleared Interest Rate Swaps	96,394	—	96,394	—
Centrally Cleared Credit Default Swap	7,381	—	7,381	—

Total Other Financial Instruments - Assets	$1,896,533	$1,349,659	$546,874	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(203,030)	$(202,281)	$(749)	$—
Futures Contracts	(584,570)	(584,570)	—	—
Forward Foreign Currency Contracts	(550,272)	—	(550,272)	—
Centrally Cleared Interest Rate Swaps	(153,251)	—	(153,251)	—
Centrally Cleared Credit Default Swaps	(9,068)	—	(9,068)	—

Total Other Financial Instruments - Liabilities	$(1,500,191)	$(786,851)	$(713,340)	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at value
Corporate Bonds & Notes	$52,944,905 *	$—	$52,114,751	$830,154	*
Senior Loans	2,682,256	—	2,682,256	—
Common Stocks:
Consumer Non-cyclical	213,253	213,253	—	—
Consumer Cyclical	223,047	—	—	223,047
Energy	411,486	180,630	—	230,856
Financials	— *	—	—	—	*
Preferred Stocks:
Energy	279,551	227,425	9,721	42,405
Financials	201,282	201,282	—	—
Sovereign Bonds	324,839	—	324,839	—
Collateralized Mortgage Obligations	312,287	—	312,287	—
Convertible Preferred Stock:
Energy	27,315	—	27,315	—
Short-Term Investments:
Money Market Fund	313,435	313,435	—	—
Time Deposits	1,957,678	—	1,957,678	—

Total Investments, at value	$59,891,334 *	$1,136,025	$57,428,847	$1,326,462	*

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at value
Sovereign Bonds
Japan	$14,024,388	$—	$14,024,388	$—
Other Countries**	37,824,886	—	37,824,886	—
Corporate Bonds & Notes
United States	10,533,026	—	10,533,026	—
Other Countries**	39,976,723 *	—	39,976,723 *	—
Collateralized Mortgage Obligations	25,838,785	—	25,437,818	400,967
Mortgage-Backed Securities	18,349,244	—	18,349,244	—
U.S. Government Obligations	10,564,555	—	10,564,555	—
Senior Loan	197,257	—	197,257	—
Asset-Backed Security	109,194	—	109,194	—
Municipal Bond	43,372	—	43,372	—
Purchased Options	102,606	234	102,372	—
Short-Term Investments:
Commercial Papers	997,957	—	997,957	—
Repurchase Agreement	4,700,000	—	4,700,000	—
Sovereign Bonds
Japan	10,577,196	—	10,577,196	—
Time Deposits	2,194,801	—	2,194,801	—
U.S. Government Obligation	139,769	—	139,769	—

Total - Investments, at value	$176,173,759 *	$234	$175,772,558 *	$400,967

Other Financial Instruments - Assets
Futures Contracts	$829,940	$829,940	$—	$—
Forward Foreign Currency Contracts	2,954,515	—	2,954,515	—
OTC Interest Rate Swaps	108,347	—	108,347	—
Centrally Cleared Interest Rate Swaps	2,220,528	—	2,220,528	—
OTC Volatility Swaps	1,788	—	1,788	—
OTC Credit Default Swaps	1,506	—	1,506	—
Centrally Cleared Credit Default Swaps	484,828	—	484,828	—
OTC Cross Currency Swaps	55,613	—	55,613	—

Total Other Financial Instruments - Assets	$6,657,065	$829,940	$5,827,125	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(118,805)	$(41,665)	$(77,140)	$—
Reverse Repurchase Agreements	(13,658,890)	—	(13,658,890)	—
Futures Contracts	(769,503)	(769,503)	—	—
Forward Foreign Currency Contracts	(1,132,338)	—	(1,132,338)	—
Centrally Cleared Interest Rate Swaps	(767,379)	—	(767,379)	—
OTC Volatility Swaps	(5,227)	—	(5,227)	—
OTC Credit Default Swaps	(27,970)	—	(27,970)	—
Centrally Cleared Credit Default Swaps	(13,445)	—	(13,445)	—
OTC Cross Currency Swaps	(44,323)	—	(44,323)	—

Total Other Financial Instruments - Liabilities	$(16,537,880)	$(811,168)	$(15,726,712)	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at value
Municipal Bonds	$60,950,665	$—	$60,950,665	$—
Short-Term Investments:
Time Deposits	1,208,253	—	1,208,253	—

Total Investments, at value	$62,158,918	$—	$62,158,918	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at value
U.S. Government Obligations	$253,593,963	$—	$253,593,963	$—
Sovereign Bonds	18,022,697	—	18,022,697	—
Collateralized Mortgage Obligations	11,039,853	—	11,039,853	—
Mortgage-Backed Securities	9,606,511	—	9,606,511	—
Corporate Bonds & Notes	6,485,301	—	6,485,301	—
Asset-Backed Security	250,966	—	250,966	—
Purchased Options	86,458	—	86,458	—
Short-Term Investments:
Sovereign Bonds	3,942,201	—	3,942,201	—
Time Deposits	1,336,111	—	1,336,111	—

Total Investments, at value	$304,364,061	$—	$304,364,061	$—

Other Financial Instruments - Assets
Futures Contracts	$13,276	$13,276	$—	$—
Forward Foreign Currency Contracts	1,430,381	—	1,430,381	—
Centrally Cleared Interest Rate Swaps	666,234	—	666,234	—
Centrally Cleared Inflation Rate Swaps	161,696	—	161,696	—
OTC Credit Default Swaps	50,460	—	50,460	—
Centrally Cleared Credit Default Swaps	53,273	—	53,273	—

Total Other Financial Instruments - Assets	$2,375,320	$13,276	$2,362,044	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(96,089)	$(91,084)	$(5,005)	$—
Reverse Repurchase Agreements	(62,613,610)	—	(62,613,610)	—
Futures Contracts	(430,552)	(430,552)	—	—
Forward Foreign Currency Contracts	(288,253)	—	(288,253)	—
Centrally Cleared Interest Rate Swaps	(339,793)	—	(339,793)	—
Centrally Cleared Inflation Rate Swaps	(90,226)	—	(90,226)	—
Centrally Cleared Credit Default Swap	(2,595)	—	(2,595)	—

Total Other Financial Instruments - Liabilities	$(63,861,118)	$(521,636)	$(63,339,482)	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$250,531,187	$—	$250,531,187	$—
Collateralized Mortgage Obligations	63,583,630	—	62,782,304	801,326
Asset-Backed Securities	25,754,133	—	25,754,133	—
Sovereign Bonds	15,873,476	—	15,873,476	—
Municipal Bond	1,632,224	—	1,632,224	—
Senior Loans	991,958	—	591,856	400,102
U.S. Government Obligation	964,375	—	964,375	—
Short-Term Investments:
Commercial Papers	36,847,233	—	36,847,233	—
Corporate Bond	600,000	—	600,000	—
Time Deposits	1,452,046	—	1,452,046	—
U.S. Government Obligations	77,019,486	—	77,019,486	—

Total Investments, at value	$475,249,748	$—	$474,048,320	$1,201,428

Other Financial Instruments - Assets
Futures Contracts	$878,521	$878,521	$—	$—
Forward Foreign Currency Contracts	487,700	—	487,700	—
Centrally Cleared Interest Rate Swaps	456,952	—	456,952	—
Centrally Cleared Credit Default Swap	255	—	255	—

Total Other Financial Instruments - Assets	$1,823,428	$878,521	$944,907	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(2,061,233)	$(2,061,233)	$—	$—
Forward Foreign Currency Contracts	(376,541)	—	(376,541)	—
Centrally Cleared Interest Rate Swap	(650,187)	—	(650,187)	—
Centrally Cleared Credit Default Swap	(69,786)	—	(69,786)	—

Total Other Financial Instruments - Liabilities	$(3,157,747)	$(2,061,233)	$(1,096,514)	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at value
Open End Mutual Fund Securities
United States	$1,566,252	$1,566,252	$—	$—

Total - Investments, at value	$1,566,252	$1,566,252	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other Countries represents Countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

During the period ended May 31, 2018, International Equity fund had a transfer from Level 1 to Level 2 of $210,567. Emerging Markets Equity Fund had a transfer from Level 1 to Level 2 of $157,667, from Level 2 to Level 1 of $386,389 and from Level 2 to Level 3 of $96,564. High Yield Fund had a transfer from Level 1 to Level 2 of $27,315. Ultra-Short Term Fixed Income Fund had a transfer from Level 3 to Level 2 of $320,377.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2017 through May 31, 2018:

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
Small-Mid Cap Equity Fund
Balance as of August 31, 2017	$—	*	$—	$—	*	$—		$—	$—	$—
Total realized gain (loss)	—		—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—	—		—		—	—	—
Purchases	—		—	—		—		—	—	—
(Sales)	—		—	—		—		—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of May 31, 2018	$—	*	$—	$—	*	$—		$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$—		$—	$—		$—		$—	$—	$—

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
International Equity Fund
Balance as of August 31, 2017	$—		$—	$—		$—		$—	$—	$—
Total realized gain (loss)	—		—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	4,558		—	4,558		—		—	—	—
Purchases	—	*	—	—	*	—		—	—	—	*
(Sales)	—		—	—		—		—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of May 31, 2018	$4,558	*	$—	$4,558		$—		$—	$—	$—	*

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$4,558		$—	$4,558		$—		$—	$—	$—

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
Emerging Markets Equity Fund
Balance as of August 31, 2017	$30,931	*	$—	$30,931	*	$—		$—	$—	$—	*
Total realized gain (loss)	(10,193)		—	(10,193)		—		—	—	—
Change in unrealized appreciation (depreciation)	16,442		—	10,380		—		—	—	6,062
Purchases	—	*	—	—		—		—	—	—	*
(Sales)	(31,118	)*	—	(31,118)		—		—	—	—	*
Transfers In	96,564		—	96,564		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of May 31, 2018	$102,626	*	$—	$96,564	*	$—		$—	$—	$6,062

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$(51,700)		$—	$(57,762)		$—		$—	$—	$6,062

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
Core Fixed Income Fund
Balance as of August 31, 2017	$—	*	$—	$—		$—	*	$—	$—	$—
Total realized gain (loss)	—		—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—	—		—		—	—	—
Purchases	1,274,610		1,274,610	—		—		—	—	—
(Sales)	—		—	—		—		—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of May 31, 2018	$1,274,610	*	$1,274,610	$—		$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$—		$—	$—		$—		$—	$—	$—

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
High Yield Fund
Balance as of August 31, 2017	$937,430	*	$—	$110,232	*	$784,793	*	$42,405	$—	$—
Total realized gain (loss)	109		—	—		109		—	—	—
Accured discounts (premiums)	5,101		—	—		5,101		—	—	—
Change in unrealized appreciation (depreciation)	239,445		—	209,609		29,836		—	—	—
Purchases	144,377		—	134,062		10,315		—	—	—
(Sales)	—	*	—	—		—	*	—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of May 31,2018	$1,326,462	*	$—	$453,903	*	$830,154	*	$42,405	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$243,251		$—	$209,609		$33,642		$—	$—	$—

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
International Fixed Income Fund
Balance as of August 31, 2017	$—		$—	$—		$—		$—	$—	$—
Total realized gain (loss)	—		—	—		—		—		—
Change in unrealized appreciation (depreciation)	967		967	—		—		—	—	—
Purchases	400,000		400,000	—		—		—	—	—
(Sales)	—		—	—		—		—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of May 31, 2018	$400,967		$400,967	$—		$—		$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$967		$967	$—		$—		$—	$—	$—

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
Ultra-Short Term Fixed Income Fund
Balance as of August 31, 2017	$1,053,309		$1,000,114	$—		$—		$—	$53,195	$—
Total realized gain (loss)	—		—	—		—		—	—	—
Accrued discounts (premiums)	—		—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	244		157	—		—		—	87	—
Purchases	1,146,820		800,000	—		—		—	346,820	—
(Sales)	(678,568)		(678,568)	—		—		—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	(320,377)		(320,377)	—		—		—	—	—

Balance as of May 31, 2018	$1,201,428		$801,326	$—		$—		$—	$400,102	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$1,413		$1,326	$—		$—		$—	$87	$—

*	Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall on collateral value under certain circumstances. See Note 1 (x).

At May 31, 2018, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Cap Equity Fund	$17,159,649	$17,847,476
Small-Mid Cap Equity Fund	25,718,086	26,482,328
International Equity Fund	46,040,924	48,656,208
Emerging Markets Equity Fund	1,409,585	1,636,834
Core Fixed Income Fund	153,331	158,616
High Yield Fund	301,378	313,435

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund and International Fixed Income Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2017 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Offering costs. Offering costs are incurred in connection with launching of new funds. These offering costs are accounted for as deferred charges and are being amortized to expense over 12 months on a straight line basis.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period.

(x) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at May 31, 2018 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of May 31, 2018 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of May 31, 2018.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at May 31, 2018 have been disclosed under respective schedules of investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli Chief Executive Officer

Date: July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer

Date: July 30, 2018

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer

Date: July 30, 2018